Mercer US Large Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%
	Basic Materials — 1.8%
2,600	Agnico Eagle Mines Ltd.	142,610
3,743	CF Industries Holdings, Inc.	297,569
2,581	Dow, Inc.	141,542
2,323	DuPont de Nemours, Inc.	178,708
3,580	FMC Corp.	225,719
1,000	Franco-Nevada Corp.	110,810
10,694	Freeport-McMoRan, Inc.	455,244
2,060	International Paper Co.	74,469
4,247	Linde PLC	1,744,285
2,766	Newmont Corp.	114,485
506	Nucor Corp.	88,064
1,570	Nutrien Ltd.	88,438
1,229	RPM International, Inc.	137,193
1,611	Sherwin-Williams Co.	502,471
4,858	Steel Dynamics, Inc.	573,730
		4,875,337
	Communications — 13.9%
3,968	Airbnb, Inc. Class A*	540,204
28,106	Alphabet, Inc. Class A*	3,926,127
44,325	Alphabet, Inc. Class C*	6,246,722
64,571	Amazon.com, Inc. *	9,810,918
1,397	Arista Networks, Inc. *	329,007
17,372	AT&T, Inc.	291,502
293	Booking Holdings, Inc. *	1,039,335
574	Charter Communications, Inc. Class A*	223,102
13,267	Cisco Systems, Inc.	670,249
28,946	Comcast Corp. Class A	1,269,282
945	eBay, Inc.	41,221
558	Expedia Group, Inc. *	84,699
2,120	Fox Corp. Class A	62,900
16,918	Gen Digital, Inc.	386,069
350	GoDaddy, Inc. Class A*	37,156
110	MercadoLibre, Inc. *	172,869
14,554	Meta Platforms, Inc. Class A*	5,151,534
4,609	Netflix, Inc. *	2,244,030
1,094	Palo Alto Networks, Inc. *	322,599
15,610	T-Mobile U.S., Inc.	2,502,751
832	Trade Desk, Inc. Class A*	59,871
16,630	Uber Technologies, Inc. *	1,023,909
12,660	Verizon Communications, Inc.	477,282
10,050	Walt Disney Co.	907,415
		37,820,753
	Consumer, Cyclical — 8.9%
2,956	Alaska Air Group, Inc. *	115,491
3,746	Aptiv PLC *	336,091
731	Autoliv, Inc.	80,549
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
170	AutoZone, Inc. *	439,554
2,284	Bath & Body Works, Inc.	98,577
2,352	Best Buy Co., Inc.	184,115
1,002	Burlington Stores, Inc. *	194,869
340	Chipotle Mexican Grill, Inc. *	777,566
7,801	Copart, Inc. *	382,249
2,833	Costco Wholesale Corp.	1,870,007
3,127	Cummins, Inc.	749,135
5,308	Delta Air Lines, Inc.	213,541
1,906	Dollar General Corp.	259,121
372	Dollar Tree, Inc. *	52,843
5,372	Dr Ing hc F Porsche AG ADR	46,951
150	Ferguson PLC	28,961
12,231	General Motors Co.	439,338
2,870	Hilton Worldwide Holdings, Inc.	522,598
6,447	Home Depot, Inc.	2,234,208
7,574	Las Vegas Sands Corp.	372,717
326	Lithia Motors, Inc.	107,345
1,158	LKQ Corp.	55,341
2,618	Lowe's Cos., Inc.	582,636
1,050	Lululemon Athletica, Inc. *	536,855
846	LVMH Moet Hennessy Louis Vuitton SE ADR	137,433
1,255	Magna International, Inc. (a)	74,145
1,699	Marriott International, Inc. Class A	383,141
4,745	McDonald's Corp.	1,406,940
761	Mobileye Global, Inc. Class A*(a)	32,967
10,117	NIKE, Inc. Class B	1,098,403
6,206	Norwegian Cruise Line Holdings Ltd. *(a)	124,368
80	NVR, Inc. *	560,036
617	O'Reilly Automotive, Inc. *	586,199
1,634	PACCAR, Inc.	159,560
1,214	PulteGroup, Inc.	125,309
8,256	Rivian Automotive, Inc. Class A*(a)	193,686
3,708	Ross Stores, Inc.	513,150
3,660	Royal Caribbean Cruises Ltd. *	473,933
300	SiteOne Landscape Supply, Inc. *	48,750
6,441	Southwest Airlines Co.	186,016
4,267	Starbucks Corp.	409,675
934	Tapestry, Inc.	34,381
3,643	Target Corp.	518,836
16,492	Tesla, Inc. *	4,097,932
6,351	TJX Cos., Inc.	595,787
1,748	United Airlines Holdings, Inc. *	72,122
8,916	Walmart, Inc.	1,405,607
2,430	Wynn Resorts Ltd.	221,397
		24,140,431
	Consumer, Non-cyclical — 18.9%
8,613	Abbott Laboratories	948,033

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
9,641	AbbVie, Inc.	1,494,066
1,300	Agilent Technologies, Inc.	180,739
292	Align Technology, Inc. *	80,008
11,455	Altria Group, Inc.	462,095
3,678	Amgen, Inc.	1,059,338
6,023	AstraZeneca PLC ADR	405,649
3,193	Avantor, Inc. *	72,896
1,065	Avery Dennison Corp.	215,300
10,227	Baxter International, Inc.	395,376
2,072	Becton Dickinson & Co.	505,216
1,403	Biogen, Inc. *	363,054
700	BioMarin Pharmaceutical, Inc. *	67,494
2,500	Bio-Techne Corp.	192,900
6,276	Boston Scientific Corp. *	362,816
9,966	Bristol-Myers Squibb Co.	511,355
2,978	Cardinal Health, Inc.	300,182
3,500	Catalent, Inc. *	157,255
1,191	Cencora, Inc.	244,608
600	Centene Corp. *	44,526
3,373	Cigna Group	1,010,045
465	Cintas Corp.	280,237
200	Clorox Co.	28,518
25,058	Coca-Cola Co.	1,476,668
8,842	Colgate-Palmolive Co.	704,796
6,475	Conagra Brands, Inc.	185,573
1,597	Constellation Brands, Inc. Class A	386,075
2,142	CoStar Group, Inc. *	187,189
6,945	CVS Health Corp.	548,377
3,228	Danaher Corp.	746,766
4,109	DENTSPLY SIRONA, Inc.	146,239
3,189	Dexcom, Inc. *	395,723
4,973	Edwards Lifesciences Corp. *	379,191
2,005	Elevance Health, Inc.	945,478
931	elf Beauty, Inc. *	134,381
6,893	Eli Lilly & Co.	4,018,068
852	Equifax, Inc.	210,691
4,790	Exelixis, Inc. *	114,912
1,941	FleetCor Technologies, Inc. *	548,546
467	Gartner, Inc. *	210,668
3,213	Gilead Sciences, Inc.	260,285
9,906	Global Payments, Inc.	1,258,062
4,410	GSK PLC ADR	163,435
847	HCA Healthcare, Inc.	229,266
4,330	Hologic, Inc. *	309,378
706	Humana, Inc.	323,214
603	ICON PLC ADR*	170,691
859	Ingredion, Inc.	93,227
3,382	Intuitive Surgical, Inc. *	1,140,951
283	IQVIA Holdings, Inc. *	65,481
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
1,211	Jazz Pharmaceuticals PLC *	148,953
12,781	Johnson & Johnson	2,003,294
20,645	Kenvue, Inc.	444,487
17,415	Keurig Dr Pepper, Inc.	580,268
6,630	Koninklijke Philips NV ADR NYRS*(a)	154,678
6,023	Kraft Heinz Co.	222,731
6,942	Kroger Co.	317,319
1,012	L'Oreal SA ADR	100,603
336	MarketAxess Holdings, Inc.	98,398
1,512	McKesson Corp.	700,026
7,470	Medtronic PLC	615,379
14,136	Merck & Co., Inc.	1,541,107
550	Moderna, Inc. *	54,697
623	Molina Healthcare, Inc. *	225,096
10,793	Mondelez International, Inc. Class A	781,737
5,705	Monster Beverage Corp. *	328,665
733	Moody's Corp.	286,280
6,012	Novo Nordisk AS ADR	621,941
3,040	Organon & Co.	43,837
5,142	PayPal Holdings, Inc. *	315,770
267	Penumbra, Inc. *	67,161
6,571	PepsiCo, Inc.	1,116,019
16,381	Pfizer, Inc.	471,609
13,271	Philip Morris International, Inc.	1,248,536
14,095	Procter & Gamble Co.	2,065,481
373	Quest Diagnostics, Inc.	51,429
473	Regeneron Pharmaceuticals, Inc. *	415,431
453	Repligen Corp. *	81,449
2,183	S&P Global, Inc.	961,655
2,687	Stryker Corp.	804,649
3,098	Sysco Corp.	226,557
829	Teleflex, Inc.	206,703
3,428	Tenet Healthcare Corp. *	259,054
3,328	Thermo Fisher Scientific, Inc.	1,766,469
5,347	Tyson Foods, Inc. Class A	287,401
130	United Rentals, Inc.	74,545
6,293	UnitedHealth Group, Inc.	3,313,076
973	Verisk Analytics, Inc.	232,411
2,554	Vertex Pharmaceuticals, Inc. *	1,039,197
43,088	Viatris, Inc.	466,643
865	WillScot Mobile Mini Holdings Corp. *	38,492
4,047	Zimmer Biomet Holdings, Inc.	492,520
5,885	Zoetis, Inc.	1,161,522
		51,168,312
	Energy — 4.0%
6,778	BP PLC ADR	239,941
1,794	Canadian Natural Resources Ltd.	117,543
728	Chesapeake Energy Corp. (a)	56,012

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Energy — continued
9,882	Chevron Corp.	1,473,999
13,350	ConocoPhillips	1,549,535
7,889	Coterra Energy, Inc.	201,327
2,350	Devon Energy Corp.	106,455
1,681	Diamondback Energy, Inc.	260,690
4,780	EOG Resources, Inc.	578,141
3,142	EQT Corp.	121,470
25,092	Exxon Mobil Corp.	2,508,698
334	First Solar, Inc. *	57,542
9,762	Halliburton Co.	352,896
1,594	Hess Corp.	229,791
2,212	Marathon Oil Corp.	53,442
6,012	Marathon Petroleum Corp.	891,940
1,200	Phillips 66	159,768
1,485	Pioneer Natural Resources Co.	333,947
10,972	Schlumberger NV	570,983
2,833	Shell PLC ADR	186,411
3,777	Suncor Energy, Inc.	121,015
2,822	Valero Energy Corp.	366,860
8,968	Williams Cos., Inc.	312,355
		10,850,761
	Financial — 13.9%
3,882	AerCap Holdings NV *	288,510
1,682	Aflac, Inc.	138,765
1,190	Allstate Corp.	166,576
4,787	American Express Co.	896,797
3,183	American Homes 4 Rent REIT Class A	114,461
18,374	American International Group, Inc.	1,244,838
4,599	American Tower Corp. REIT	992,832
2,485	Apollo Global Management, Inc.	231,577
2,046	ARES Management Corp. Class A	243,310
1,282	AvalonBay Communities, Inc. REIT	240,016
33,368	Bank of America Corp.	1,123,501
7,862	Bank of New York Mellon Corp.	409,217
8,407	Berkshire Hathaway, Inc. Class B*	2,998,441
349	BlackRock, Inc.	283,318
500	Camden Property Trust REIT	49,645
399	Capital One Financial Corp.	52,317
1,246	Cboe Global Markets, Inc.	222,486
1,337	CBRE Group, Inc. Class A*	124,461
18,788	Charles Schwab Corp.	1,292,614
5,195	Chubb Ltd.	1,174,070
26,599	Citigroup, Inc.	1,368,253
1,188	CME Group, Inc.	250,193
26,747	Corebridge Financial, Inc.	579,340
4,107	Discover Financial Services	461,627
2,700	East West Bancorp, Inc.	194,265
689	Equinix, Inc. REIT	554,914
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
13,373	Equitable Holdings, Inc.	445,321
1,196	Essex Property Trust, Inc. REIT	296,536
1,473	Extra Space Storage, Inc. REIT	236,166
14,615	Fifth Third Bancorp	504,071
2,040	Goldman Sachs Group, Inc.	786,971
12,878	Hartford Financial Services Group, Inc.	1,035,134
6,078	Host Hotels & Resorts, Inc. REIT	118,339
1,320	Howard Hughes Holdings, Inc. *	112,926
24,225	Huntington Bancshares, Inc.	308,142
4,858	Intercontinental Exchange, Inc.	623,913
18,307	JPMorgan Chase & Co.	3,114,021
2,617	Kimco Realty Corp. REIT	55,768
2,200	KKR & Co., Inc.	182,270
829	LPL Financial Holdings, Inc.	188,697
6,696	Mastercard, Inc. Class A	2,855,911
10,601	MetLife, Inc.	701,044
7,637	Morgan Stanley	712,150
13,175	New York Community Bancorp, Inc.	134,780
376	PNC Financial Services Group, Inc.	58,224
1,071	Principal Financial Group, Inc.	84,256
6,493	Prologis, Inc. REIT	865,517
1,082	Public Storage REIT	330,010
2,011	RenaissanceRe Holdings Ltd.	394,156
7,312	Rexford Industrial Realty, Inc. REIT	410,203
2,160	Simon Property Group, Inc. REIT	308,102
2,537	State Street Corp.	196,516
300	Sun Communities, Inc. REIT	40,095
6,776	Synchrony Financial	258,775
1,301	Tradeweb Markets, Inc. Class A	118,235
1,900	Travelers Cos., Inc.	361,931
4,251	Truist Financial Corp.	156,947
13,205	Visa, Inc. Class A	3,437,922
32,586	Wells Fargo & Co.	1,603,883
4,358	Welltower, Inc. REIT	392,961
1,654	Western Alliance Bancorp	108,817
5,142	Weyerhaeuser Co. REIT	178,787
696	Willis Towers Watson PLC	167,875
		37,581,716
	Industrial — 7.0%
4,204	3M Co.	459,581
2,938	Amcor PLC	28,322
7,738	Amphenol Corp. Class A	767,068
4,842	Ball Corp.	278,512
6,609	Boeing Co. *	1,722,702
2,193	Builders FirstSource, Inc. *	366,099
3,067	Canadian National Railway Co.	385,307
1,683	Canadian Pacific Kansas City Ltd. (a)	133,058
7,945	Carrier Global Corp.	456,440

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
675	Caterpillar, Inc.	199,577
1,729	CH Robinson Worldwide, Inc.	149,368
739	Chart Industries, Inc. *(a)	100,748
1,273	Crown Holdings, Inc.	117,231
16,326	CSX Corp.	566,022
1,084	Deere & Co.	433,459
406	Emerson Electric Co.	39,516
1,162	Esab Corp.	100,652
1,554	Expeditors International of Washington, Inc.	197,669
2,284	FedEx Corp.	577,784
1,008	General Dynamics Corp.	261,747
12,627	General Electric Co.	1,611,584
5,111	Honeywell International, Inc.	1,071,828
6,147	Howmet Aerospace, Inc.	332,676
648	Huntington Ingalls Industries, Inc.	168,247
1,125	IDEX Corp.	244,249
6,159	Ingersoll Rand, Inc.	476,337
812	JB Hunt Transport Services, Inc.	162,189
3,024	Johnson Controls International PLC	174,303
303	Keysight Technologies, Inc. *	48,204
2,204	L3Harris Technologies, Inc.	464,207
833	Lockheed Martin Corp.	377,549
1,878	Norfolk Southern Corp.	443,922
700	Northrop Grumman Corp.	327,698
1,696	Old Dominion Freight Line, Inc.	687,440
1,869	Otis Worldwide Corp.	167,219
728	Packaging Corp. of America	118,599
1,117	Republic Services, Inc.	184,205
528	Rockwell Automation, Inc.	163,934
5,665	RTX Corp.	476,653
870	Saia, Inc. *	381,251
7,934	Stanley Black & Decker, Inc.	778,325
3,189	TE Connectivity Ltd.	448,055
880	Teledyne Technologies, Inc. *	392,735
585	Trane Technologies PLC	142,682
534	TransDigm Group, Inc.	540,194
403	Veralto Corp.	33,151
4,425	Vontier Corp.	152,884
1,318	Vulcan Materials Co.	299,199
3,083	Waste Connections, Inc.	460,199
3,411	West Fraser Timber Co. Ltd.	291,913
3,981	Westrock Co.	165,291
		19,127,784
	Technology — 26.7%
6,735	Accenture PLC Class A	2,363,379
4,093	Adobe, Inc. *	2,441,884
6,874	Advanced Micro Devices, Inc. *	1,013,296
583	Analog Devices, Inc.	115,760
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
83,349	Apple, Inc.	16,047,183
2,359	Applied Materials, Inc.	382,323
941	ARM Holdings PLC ADR*(a)	70,711
1,057	ASML Holding NV ADR NYRS	800,064
1,674	Autodesk, Inc. *	407,586
3,122	Broadcom, Inc.	3,484,932
1,568	Broadridge Financial Solutions, Inc.	322,616
2,493	Cadence Design Systems, Inc. *	679,018
475	Crowdstrike Holdings, Inc. Class A*	121,277
720	Dell Technologies, Inc. Class C	55,080
2,784	Descartes Systems Group, Inc. *	234,023
13,018	DocuSign, Inc. *	773,920
5,117	Entegris, Inc.	613,119
135	Fair Isaac Corp. *	157,141
7,582	Fiserv, Inc. *	1,007,193
5,771	Fortinet, Inc. *	337,777
3,132	HP, Inc.	94,242
95	HubSpot, Inc. *	55,151
13,200	Intel Corp.	663,300
2,095	Intuit, Inc.	1,309,438
2,042	KLA Corp.	1,187,015
1,328	Lam Research Corp.	1,040,169
1,601	Lattice Semiconductor Corp. *	110,453
3,265	Marvell Technology, Inc.	196,912
2,626	Micron Technology, Inc.	224,103
48,274	Microsoft Corp.	18,152,954
284	MongoDB, Inc. *	116,113
426	Monolithic Power Systems, Inc.	268,712
212	MSCI, Inc.	119,918
16,876	NVIDIA Corp.	8,357,333
2,463	ON Semiconductor Corp. *	205,734
9,842	Pure Storage, Inc. Class A*	350,966
10,041	QUALCOMM, Inc.	1,452,230
1,144	Roper Technologies, Inc.	623,674
11,569	Salesforce, Inc. *	3,044,267
3,423	Samsara, Inc. Class A*	114,260
837	Seagate Technology Holdings PLC	71,455
1,459	ServiceNow, Inc. *	1,030,769
631	Snowflake, Inc. Class A*	125,569
1,459	Synopsys, Inc. *	751,254
1,076	Teradyne, Inc.	116,768
1,235	Texas Instruments, Inc.	210,518
5,888	Western Digital Corp. *	308,355
1,253	Workday, Inc. Class A*	345,903
400	Zebra Technologies Corp. Class A*	109,332
1,342	Zscaler, Inc. *	297,334
		72,482,483

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Utilities — 2.2%
4,548	Ameren Corp.	329,002
3,900	CenterPoint Energy, Inc.	111,423
6,886	CMS Energy Corp.	399,870
18,419	Dominion Energy, Inc.	865,693
2,386	Edison International	170,575
763	Evergy, Inc.	39,829
16,853	FirstEnergy Corp.	617,831
19,132	NextEra Energy, Inc.	1,162,078
2,600	NiSource, Inc.	69,030
4,770	NRG Energy, Inc.	246,609
50,367	PG&E Corp.	908,117
8,411	PPL Corp.	227,938
8,684	Southern Co.	608,922
3,174	UGI Corp.	78,080
		5,834,997
	TOTAL COMMON STOCKS (COST $225,118,506)	263,882,574

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.1%
	Mutual Fund - Securities Lending Collateral — 0.1%
366,028	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)(c)	366,028
	TOTAL SHORT-TERM INVESTMENT (COST $366,028)	366,028
	TOTAL INVESTMENTS — 97.4% (Cost $225,484,534)	264,248,602
	Other Assets and Liabilities (net) — 2.6%	7,101,420
	NET ASSETS — 100.0%	$271,350,022

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
20	S&P 500 E-mini Index	Mar 2024	$4,820,000	$156,838

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Abbreviations
ADR	—	American Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.3
Futures Contract	0.1
Short-Term Investment	0.1
Other Assets and Liabilities (net)	2.5
100.0%
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Basic Materials — 2.1%
91,541	ATI, Inc. *	4,162,369
42,800	Chemours Co.	1,349,912
15,500	Eastman Chemical Co.	1,392,210
203,166	Element Solutions, Inc.	4,701,261
3,400	Huntsman Corp.	85,442
20,900	Ingevity Corp. *	986,898
39,900	Koppers Holdings, Inc.	2,043,678
48,900	Mosaic Co.	1,747,197
22,559	Quaker Chemical Corp.	4,814,542
11,000	Reliance Steel & Aluminum Co.	3,076,480
40,681	RPM International, Inc.	4,541,220
33,300	Steel Dynamics, Inc.	3,932,730
4,500	Tronox Holdings PLC	63,720
		32,897,659
	Communications — 2.7%
47,900	AMC Networks, Inc. Class A*	900,041
2,709	Cable One, Inc.	1,507,802
82,485	Ciena Corp. *	3,712,650
78,574	ePlus, Inc. *	6,273,348
22,678	F5, Inc. *	4,058,909
59,500	Fox Corp. Class A	1,765,365
99,730	Harmonic, Inc. *(a)	1,300,479
125,300	Lumen Technologies, Inc. *	229,299
20,100	Nexstar Media Group, Inc.	3,150,675
23,360	Nice Ltd. ADR*(a)	4,660,554
33,210	Okta, Inc. *	3,006,501
9,700	Preformed Line Products Co.	1,298,442
92,100	TEGNA, Inc.	1,409,130
190,678	TripAdvisor, Inc. *	4,105,297
100,116	Yelp, Inc. *	4,739,492
		42,117,984
	Consumer, Cyclical — 15.5%
25,407	Advance Auto Parts, Inc.	1,550,589
40,100	Alaska Air Group, Inc. *	1,566,707
51,700	Allison Transmission Holdings, Inc.	3,006,355
108,500	American Axle & Manufacturing Holdings, Inc. *	955,885
247,421	BJ's Wholesale Club Holdings, Inc. *	16,493,084
89,400	Bloomin' Brands, Inc.	2,516,610
61,100	BorgWarner, Inc.	2,190,435
33,784	BRP, Inc. (a)	2,421,975
20,800	Brunswick Corp.	2,012,400
18,556	Burlington Stores, Inc. *	3,608,771
32,500	Capri Holdings Ltd. *	1,632,800
38,994	Carter's, Inc.	2,920,261
13,043	Casey's General Stores, Inc.	3,583,434
16,600	Cavco Industries, Inc. *	5,753,892

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
30,422	Churchill Downs, Inc.	4,104,841
32,546	Columbia Sportswear Co.	2,588,709
12,100	Crocs, Inc. *	1,130,261
11,549	Deckers Outdoor Corp. *	7,719,698
11,700	Dick's Sporting Goods, Inc.	1,719,315
36,172	Dorman Products, Inc. *	3,017,107
65,406	Five Below, Inc. *	13,941,943
25,700	Foot Locker, Inc.	800,555
31,037	Freshpet, Inc. *	2,692,770
23,500	Genesco, Inc. *	827,435
109,680	Gentex Corp.	3,582,149
43,156	Gentherm, Inc. *	2,259,648
33,600	GMS, Inc. *	2,769,648
102,000	Goodyear Tire & Rubber Co. *	1,460,640
10,800	Group 1 Automotive, Inc.	3,291,192
56,889	Guess?, Inc.	1,311,860
39,300	Harley-Davidson, Inc.	1,447,812
47,600	Haverty Furniture Cos., Inc.	1,689,800
27,400	Hibbett, Inc.	1,973,348
14,500	Jack in the Box, Inc.	1,183,635
47,700	Kohl's Corp.	1,368,036
61,300	La-Z-Boy, Inc.	2,263,196
54,020	Light & Wonder, Inc. *	4,435,582
20,113	Lithia Motors, Inc.	6,622,809
189,583	LKQ Corp.	9,060,172
46,300	M/I Homes, Inc. *	6,377,362
94,700	Macy's, Inc.	1,905,364
96,500	MillerKnoll, Inc.	2,574,620
40,100	Movado Group, Inc.	1,209,015
13,027	MSC Industrial Direct Co., Inc. Class A	1,319,114
18,475	Murphy USA, Inc.	6,587,446
21,000	Nu Skin Enterprises, Inc. Class A	407,820
39,500	ODP Corp. *	2,223,850
13,580	Phinia, Inc.	411,338
74,425	Polaris, Inc.	7,053,257
8,430	Pool Corp.	3,361,125
43,500	PulteGroup, Inc.	4,490,070
25,100	PVH Corp.	3,065,212
94,331	Red Rock Resorts, Inc. Class A	5,030,672
81,900	Sally Beauty Holdings, Inc. *	1,087,632
36,400	ScanSource, Inc. *	1,441,804
24,265	SiteOne Landscape Supply, Inc. *	3,943,063
65,942	Skechers USA, Inc. Class A*	4,110,824
108,380	Tapestry, Inc.	3,989,468
118,197	Texas Roadhouse, Inc.	14,447,219
11,600	Thor Industries, Inc.	1,371,700
38,700	Toll Brothers, Inc.	3,977,973
83,200	Tri Pointe Homes, Inc. *	2,945,280
42,907	UniFirst Corp.	7,848,119
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
33,800	United Airlines Holdings, Inc. *	1,394,588
11,285	Vail Resorts, Inc.	2,409,009
71,800	Wabash National Corp.	1,839,516
30,791	WESCO International, Inc.	5,353,939
17,700	Whirlpool Corp.	2,155,329
6,900	Williams-Sonoma, Inc.	1,392,282
19,100	Winnebago Industries, Inc.	1,392,008
		240,591,377
	Consumer, Non-cyclical — 22.5%
86,608	Acadia Healthcare Co., Inc. *	6,734,638
157,500	ACCO Brands Corp.	957,600
119,000	Albertsons Cos., Inc. Class A	2,737,000
499,539	Alight, Inc. Class A*	4,261,068
74,218	Ascendis Pharma AS ADR*	9,347,757
180,010	Avantor, Inc. *	4,109,628
29,487	Avery Dennison Corp.	5,961,092
62,153	Axonics, Inc. *	3,867,781
62,797	Azenta, Inc. *	4,090,597
111,253	Bausch & Lomb Corp. *(a)	1,897,976
19,361	Bio-Rad Laboratories, Inc. Class A*	6,251,473
65,470	Booz Allen Hamilton Holding Corp.	8,374,268
80,417	Bright Horizons Family Solutions, Inc. *	7,578,498
27,900	Bunge Global SA	2,816,505
43,218	Catalent, Inc. *	1,941,785
50,241	Cimpress PLC *	4,021,792
408,668	Clarivate PLC *(a)	3,784,266
52,900	Conagra Brands, Inc.	1,516,114
40,706	CONMED Corp.	4,457,714
474,641	CoreCivic, Inc. *	6,896,534
13,600	DaVita, Inc. *	1,424,736
60,000	Deluxe Corp.	1,287,000
357,987	Dun & Bradstreet Holdings, Inc.	4,188,448
150,331	Embecta Corp.	2,845,766
99,445	Envista Holdings Corp. *	2,392,647
92,464	EVERTEC, Inc.	3,785,476
48,379	Exact Sciences Corp. *	3,579,078
5,000	FleetCor Technologies, Inc. *	1,413,050
166,290	Flywire Corp. *	3,849,613
18,866	FTI Consulting, Inc. *	3,757,164
71,164	Globus Medical, Inc. Class A*	3,792,330
19,709	Grand Canyon Education, Inc. *	2,602,376
44,200	H&R Block, Inc.	2,137,954
77,603	Halozyme Therapeutics, Inc. *	2,868,207
50,775	HealthEquity, Inc. *	3,366,383
26,900	Henry Schein, Inc. *	2,036,599
40,700	Herbalife Ltd. *	621,082
47,190	Hologic, Inc. *	3,371,725
26,400	Incyte Corp. *	1,657,656

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
49,905	Ingles Markets, Inc. Class A	4,310,295
29,900	Ingredion, Inc.	3,245,047
104,098	Insmed, Inc. *	3,225,997
19,020	Inspire Medical Systems, Inc. *	3,869,239
25,190	Insulet Corp. *	5,465,726
45,223	Integer Holdings Corp. *	4,480,695
64,764	Intra-Cellular Therapies, Inc. *	4,638,398
211,092	Ironwood Pharmaceuticals, Inc. *	2,414,892
68,670	Jazz Pharmaceuticals PLC *	8,446,410
97,736	Krispy Kreme, Inc. (a)	1,474,836
21,289	Lancaster Colony Corp.	3,542,277
55,680	Lantheus Holdings, Inc. *	3,452,160
195,696	Laureate Education, Inc.	2,682,992
71,440	Legend Biotech Corp. ADR*	4,298,545
45,188	LivaNova PLC *	2,338,027
33,000	ManpowerGroup, Inc.	2,622,510
8,948	MarketAxess Holdings, Inc.	2,620,422
196,780	Marqeta, Inc. Class A*	1,373,524
25,610	Masimo Corp. *	3,001,748
39,755	Merit Medical Systems, Inc. *	3,019,790
5,302	Molina Healthcare, Inc. *	1,915,666
97,961	Molson Coors Beverage Co. Class B	5,996,193
75,299	Natera, Inc. *	4,716,729
110,390	Neurocrine Biosciences, Inc. *	14,544,986
168,170	Option Care Health, Inc. *	5,665,647
89,694	Paragon 28, Inc. *(a)	1,114,896
85,799	Patterson Cos., Inc.	2,440,982
55,578	Paylocity Holding Corp. *	9,162,033
11,090	Penumbra, Inc. *	2,789,579
91,200	Perdoceo Education Corp.	1,601,472
130,736	Performance Food Group Co. *	9,040,394
27,033	Premier, Inc. Class A	604,458
22,800	Prestige Consumer Healthcare, Inc. *	1,395,816
62,089	PROCEPT BioRobotics Corp. *	2,602,150
41,700	PROG Holdings, Inc. *	1,288,947
71,200	Quanex Building Products Corp.	2,176,584
9,200	Quest Diagnostics, Inc.	1,268,496
87,416	Remitly Global, Inc. *	1,697,619
20,260	Repligen Corp. *	3,642,748
149,151	Rocket Pharmaceuticals, Inc. *	4,470,055
252,269	Roivant Sciences Ltd. *	2,832,981
53,617	Select Medical Holdings Corp.	1,260,000
92,299	Simply Good Foods Co. *	3,655,040
41,700	SpartanNash Co.	957,015
74,000	Sprouts Farmers Market, Inc. *	3,560,140
99,722	Tandem Diabetes Care, Inc. *	2,949,777
39,230	TransUnion	2,695,493
24,598	United Therapeutics Corp. *	5,408,854
14,100	Universal Health Services, Inc. Class B	2,149,404
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
61,200	Upbound Group, Inc.	2,078,964
43,950	Vaxcyte, Inc. *	2,760,060
63,501	Vericel Corp. *	2,261,271
58,460	Viad Corp. *	2,116,252
198,700	Viatris, Inc.	2,151,921
62,859	WEX, Inc. *	12,229,218
193,690	WillScot Mobile Mini Holdings Corp. *	8,619,205
		348,925,951
	Energy — 4.6%
37,200	APA Corp.	1,334,736
53,211	California Resources Corp.	2,909,577
181,651	ChampionX Corp.	5,306,026
17,815	Chesapeake Energy Corp. (a)	1,370,686
20,383	Chord Energy Corp.	3,388,266
18,100	Civitas Resources, Inc.	1,237,678
130,448	Delek U.S. Holdings, Inc.	3,365,558
115,918	HF Sinclair Corp.	6,441,563
279,887	Magnolia Oil & Gas Corp. Class A	5,958,794
206,700	Marathon Oil Corp.	4,993,872
108,803	Matador Resources Co.	6,186,539
190,895	NOV, Inc.	3,871,351
181,162	Ovintiv, Inc.	7,956,635
64,200	PBF Energy, Inc. Class A	2,822,232
699,466	Permian Resources Corp.	9,512,738
123,476	SM Energy Co.	4,780,991
10,298	Vitesse Energy, Inc.	225,423
		71,662,665
	Financial — 15.8%
48,714	Agree Realty Corp. REIT	3,066,546
40,400	Ally Financial, Inc.	1,410,768
81,800	American Assets Trust, Inc. REIT	1,841,318
44,750	Annaly Capital Management, Inc. REIT	866,808
82,800	Apple Hospitality REIT, Inc. REIT	1,375,308
84,400	ARES Capital Corp.	1,690,532
97,500	Associated Banc-Corp.	2,085,525
90,389	Atlantic Union Bankshares Corp.	3,302,814
104,134	Axis Capital Holdings Ltd.	5,765,900
53,323	Axos Financial, Inc. *	2,911,436
35,400	Bank of NT Butterfield & Son Ltd.	1,133,154
277,263	Blue Owl Capital, Inc.	4,131,219
373,616	Braemar Hotels & Resorts, Inc. REIT	934,040
177,700	Brandywine Realty Trust REIT	959,580
80,900	Brixmor Property Group, Inc. REIT	1,882,543
6,897	C&F Financial Corp.	470,306
291,201	Cannae Holdings, Inc. *	5,681,332
31,000	Cathay General Bancorp	1,381,670
99,300	Chimera Investment Corp. REIT	495,507

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
103,500	Citizens Financial Group, Inc.	3,429,990
154,000	City Office REIT, Inc. REIT	940,940
64,470	CNA Financial Corp.	2,727,726
157,800	CNO Financial Group, Inc.	4,402,620
36,200	Comerica, Inc.	2,020,322
61,439	East West Bancorp, Inc.	4,420,536
193,234	Easterly Government Properties, Inc. REIT(a)	2,597,065
19,508	EastGroup Properties, Inc. REIT	3,580,498
19,730	Employers Holdings, Inc.	777,362
71,700	EPR Properties REIT	3,473,865
42,200	Equitable Holdings, Inc.	1,405,260
31,600	Essent Group Ltd.	1,666,584
76,454	Fidelity National Financial, Inc.	3,900,683
70,300	Fifth Third Bancorp	2,424,647
35,500	Financial Institutions, Inc.	756,150
22,600	First American Financial Corp.	1,456,344
78,400	First Busey Corp.	1,945,888
89,100	First Commonwealth Financial Corp.	1,375,704
134,300	FNB Corp.	1,849,311
209,166	Franklin Street Properties Corp. REIT	535,465
144,188	FS KKR Capital Corp. (a)	2,879,434
808,810	Genworth Financial, Inc. Class A*	5,402,851
62,756	Glacier Bancorp, Inc.	2,593,078
3,400	Global Net Lease, Inc. REIT	33,830
44,201	Hamilton Lane, Inc. Class A	5,014,161
28,700	Hancock Whitney Corp.	1,394,533
79,956	Hanmi Financial Corp.	1,551,146
32,800	Heritage Insurance Holdings, Inc. *	213,856
113,600	Hope Bancorp, Inc.	1,372,288
86,500	Horizon Bancorp, Inc.	1,237,815
148,700	Host Hotels & Resorts, Inc. REIT	2,895,189
85,700	Independent Bank Corp.	2,229,914
64,000	Industrial Logistics Properties Trust REIT	300,800
53,258	Jefferies Financial Group, Inc.	2,152,156
97,100	KeyCorp	1,398,240
38,450	Kilroy Realty Corp. REIT	1,531,848
23,765	Kinsale Capital Group, Inc.	7,959,136
71,600	Kite Realty Group Trust REIT	1,636,776
37,700	Lincoln National Corp.	1,016,769
24,143	LPL Financial Holdings, Inc.	5,495,430
11,891	McGrath RentCorp	1,422,401
176,200	MGIC Investment Corp.	3,398,898
59,179	National Storage Affiliates Trust REIT	2,454,153
139,500	Navient Corp.	2,597,490
199,800	New Mountain Finance Corp. (a)	2,541,456
148,400	New York Community Bancorp, Inc.	1,518,132
164,615	Newmark Group, Inc. Class A	1,804,180
81,303	NMI Holdings, Inc. Class A*	2,413,073
57,200	Oaktree Specialty Lending Corp. (a)	1,168,024
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
81,808	OceanFirst Financial Corp.	1,420,187
55,083	Office Properties Income Trust REIT	403,208
56,950	OFG Bancorp	2,134,486
35,700	Omega Healthcare Investors, Inc. REIT	1,094,562
26,400	OneMain Holdings, Inc.	1,298,880
127,024	Physicians Realty Trust REIT	1,690,689
195,700	Piedmont Office Realty Trust, Inc. REIT Class A	1,391,427
60,576	Pinnacle Financial Partners, Inc.	5,283,439
28,788	Piper Sandler Cos.	5,034,158
25,500	Popular, Inc.	2,092,785
191,127	Radian Group, Inc.	5,456,676
72,100	Regions Financial Corp.	1,397,298
31,089	Reinsurance Group of America, Inc.	5,029,578
97,100	Sabra Health Care REIT, Inc. REIT	1,385,617
33,500	Sandy Spring Bancorp, Inc.	912,540
153,100	Service Properties Trust REIT	1,307,474
83,046	StepStone Group, Inc. Class A	2,643,354
45,645	Stifel Financial Corp.	3,156,352
68,488	Sun Communities, Inc. REIT	9,153,421
56,200	Synchrony Financial	2,146,278
50,300	Tanger, Inc. REIT	1,394,316
32,627	Tradeweb Markets, Inc. Class A	2,965,142
172,600	Uniti Group, Inc. REIT	997,628
20,100	Universal Insurance Holdings, Inc.	321,198
77,500	Unum Group	3,504,550
127,700	Valley National Bancorp	1,386,822
58,500	Veritex Holdings, Inc.	1,361,295
48,700	Victory Capital Holdings, Inc. Class A	1,677,228
80,159	Voya Financial, Inc.	5,848,401
129,900	Western Union Co.	1,548,408
6,243	White Mountains Insurance Group Ltd.	9,395,777
40,698	Wintrust Financial Corp.	3,774,739
54,300	Zions Bancorp NA	2,382,141
		245,690,377
	Government — 0.1%
58,816	Banco Latinoamericano de Comercio Exterior SA	1,455,108
	Industrial — 19.9%
10,900	Acuity Brands, Inc.	2,232,647
39,916	Advanced Energy Industries, Inc.	4,347,651
44,200	AGCO Corp.	5,366,322
423,991	Air Transport Services Group, Inc. *	7,466,481
42,100	Apogee Enterprises, Inc.	2,248,561
19,141	AptarGroup, Inc.	2,366,210
11,500	ArcBest Corp.	1,382,415
53,468	Argan, Inc.	2,501,768
49,759	Armstrong World Industries, Inc.	4,892,305
36,544	Arrow Electronics, Inc. *	4,467,504

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
110,843	Atkore, Inc. *	17,734,880
45,688	Axon Enterprise, Inc. *	11,802,581
121,873	AZEK Co., Inc. *	4,661,642
51,800	Berry Global Group, Inc.	3,490,802
21,600	Boise Cascade Co.	2,794,176
69,340	Builders FirstSource, Inc. *	11,575,620
39,364	BWX Technologies, Inc.	3,020,400
14,900	Chart Industries, Inc. *(a)	2,031,317
178,500	CNH Industrial NV	2,174,130
105,598	Cognex Corp.	4,407,660
70,477	Columbus McKinnon Corp.	2,750,013
43,430	Comfort Systems USA, Inc.	8,932,248
32,387	Covenant Logistics Group, Inc.	1,491,097
26,852	Eagle Materials, Inc.	5,446,660
17,100	Encore Wire Corp.	3,652,560
36,671	Exponent, Inc.	3,228,515
61,158	Federal Signal Corp.	4,693,265
115,100	Flex Ltd. *	3,505,946
19,262	Forward Air Corp.	1,211,002
248,940	Gates Industrial Corp. PLC *	3,340,775
47,809	Gibraltar Industries, Inc. *	3,775,955
21,300	Greif, Inc. Class A	1,397,067
21,233	HEICO Corp.	3,797,947
160,618	Hexcel Corp.	11,845,577
18,898	Hubbell, Inc.	6,216,119
5,500	Huntington Ingalls Industries, Inc.	1,428,020
42,350	IDEX Corp.	9,194,608
25,429	Ingersoll Rand, Inc.	1,966,679
64,031	ITT, Inc.	7,640,179
36,000	Jabil, Inc.	4,586,400
50,198	Lincoln Electric Holdings, Inc.	10,916,057
142,787	MDU Resources Group, Inc.	2,827,183
20,413	Middleby Corp. *	3,004,181
14,700	Mohawk Industries, Inc. *	1,521,450
9,600	Moog, Inc. Class A	1,389,888
39,800	Mueller Industries, Inc.	1,876,570
21,674	Nordson Corp.	5,725,404
64,000	O-I Glass, Inc. *	1,048,320
22,030	Oshkosh Corp.	2,388,272
28,400	Owens Corning	4,209,732
20,110	Plexus Corp. *	2,174,494
48,700	Primoris Services Corp.	1,617,327
37,781	RBC Bearings, Inc. *	10,763,429
17,230	Regal Rexnord Corp.	2,550,385
27,400	Ryder System, Inc.	3,152,644
40,300	Ryerson Holding Corp.	1,397,604
12,880	Saia, Inc. *	5,644,274
28,600	Sanmina Corp. *	1,469,182
100,218	Schneider National, Inc. Class B	2,550,548
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
10,700	Snap-on, Inc.	3,090,588
65,250	Summit Materials, Inc. Class A*	2,509,515
87,257	TD SYNNEX Corp.	9,389,726
30,181	Tetra Tech, Inc.	5,038,114
66,700	Textron, Inc.	5,364,014
18,700	Timken Co.	1,498,805
38,125	Toro Co.	3,659,619
55,697	TriMas Corp.	1,410,805
63,407	Trimble, Inc. *	3,373,252
60,924	Universal Logistics Holdings, Inc.	1,707,090
101,300	Vertiv Holdings Co., Class A	4,865,439
58,200	Vishay Intertechnology, Inc.	1,395,054
176,940	Vontier Corp.	6,113,277
111,579	World Kinect Corp.	2,541,770
		309,249,716
	Technology — 10.9%
153,951	ACI Worldwide, Inc. *	4,710,901
24,600	Amdocs Ltd.	2,162,094
85,340	Amkor Technology, Inc.	2,839,262
14,345	Axcelis Technologies, Inc. *	1,860,403
334,386	CCC Intelligent Solutions Holdings, Inc. *	3,808,657
145,670	Clearwater Analytics Holdings, Inc. Class A*	2,917,770
29,500	CSG Systems International, Inc.	1,569,695
56,870	CyberArk Software Ltd. *	12,457,374
16,500	Diodes, Inc. *	1,328,580
105,052	DoubleVerify Holdings, Inc. *	3,863,813
45,300	Dropbox, Inc. Class A*	1,335,444
79,560	Dynatrace, Inc. *	4,351,136
20,400	Ebix, Inc. *	21,216
46,065	Entegris, Inc.	5,519,508
87,113	Evolent Health, Inc. Class A*	2,877,342
108,780	Genpact Ltd.	3,775,754
39,955	Globant SA *	9,508,491
19,011	Impinj, Inc. *(a)	1,711,560
21,617	IPG Photonics Corp. *	2,346,309
63,062	KBR, Inc.	3,494,266
31,146	Lattice Semiconductor Corp. *	2,148,763
67,595	MACOM Technology Solutions Holdings, Inc. *	6,282,955
24,284	Manhattan Associates, Inc. *	5,228,831
14,060	MKS Instruments, Inc.	1,446,352
21,110	Monday.com Ltd. *	3,964,669
5,200	Monolithic Power Systems, Inc.	3,280,056
106,529	NCR Atleos Corp. *	2,587,589
213,058	NCR Voyix Corp. *	3,602,811
34,791	Nova Ltd. *(a)	4,779,936
59,390	Parsons Corp. *	3,724,347
43,500	Photronics, Inc. *	1,364,595
124,900	Playtika Holding Corp. *	1,089,128

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
45,801	Power Integrations, Inc.	3,760,720
112,977	PowerSchool Holdings, Inc. Class A*	2,661,738
106,870	Privia Health Group, Inc. *	2,461,216
52,515	Procore Technologies, Inc. *	3,635,088
32,890	PTC, Inc. *	5,754,434
205,710	Pure Storage, Inc. Class A*	7,335,619
44,862	Rapid7, Inc. *	2,561,620
47,412	Silicon Laboratories, Inc. *	6,271,185
27,552	Silicon Motion Technology Corp. ADR	1,688,111
12,300	Skyworks Solutions, Inc.	1,382,766
47,700	SMART Global Holdings, Inc. *	902,961
74,420	Smartsheet, Inc. Class A*	3,558,764
65,370	Tenable Holdings, Inc. *	3,010,942
9,979	Tyler Technologies, Inc. *	4,172,420
35,913	Workiva, Inc. *	3,646,247
107,700	Xerox Holdings Corp.	1,974,141
12,509	Zebra Technologies Corp. Class A*	3,419,085
		170,156,664
	Utilities — 2.2%
34,757	IDACORP, Inc.	3,417,308
24,700	National Fuel Gas Co.	1,239,199
85,834	Northwestern Energy Group, Inc.	4,368,092
39,200	NRG Energy, Inc.	2,026,640
54,793	PNM Resources, Inc.	2,279,389
72,217	Portland General Electric Co.	3,129,885
62,638	Southwest Gas Holdings, Inc.	3,968,117
338,592	Vistra Corp.	13,042,564
		33,471,194
	TOTAL COMMON STOCKS (COST $1,263,539,870)	1,496,218,695

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.4%
	Mutual Fund - Securities Lending Collateral — 0.4%
6,170,363	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)(c)	6,170,363
	TOTAL SHORT-TERM INVESTMENT (COST $6,170,363)	6,170,363
	TOTAL INVESTMENTS — 96.7% (Cost $1,269,710,233)	1,502,389,058
	Other Assets and Liabilities (net) — 3.3%	51,974,181
	NET ASSETS — 100.0%	$1,554,363,239

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
78	Russell 2000 E-mini Index	Mar 2024	$7,986,030	$417,328
27	S&P Mid 400 E-mini Index	Mar 2024	7,585,650	329,597
				$746,925

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.3
Futures Contracts	0.0*
Short-Term Investment	0.4
Other Assets and Liabilities (net)	3.3
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%
	Australia — 3.8%
278,100	AGL Energy Ltd.	1,798,939
44,424	Ampol Ltd.	1,095,804
416,900	ANZ Group Holdings Ltd.	7,373,505
36,960	Aristocrat Leisure Ltd.	1,029,466
2,046,501	Aurizon Holdings Ltd.	5,306,432
681,000	Bank of Queensland Ltd.(a)	2,825,256
2,331,500	Beach Energy Ltd.	2,545,438
425,487	BlueScope Steel Ltd.	6,793,745
254,532	Brambles Ltd.	2,362,046
88,773	Coles Group Ltd.	975,851
225,700	Elders Ltd.(a)	1,159,668
194,900	Fortescue Ltd.	3,859,369
1,780,356	Glencore PLC	10,714,768
1,558,600	Harvey Norman Holdings Ltd.(a)	4,466,744
1,256,900	Helia Group Ltd.	3,730,758
86,000	JB Hi-Fi Ltd.(a)	3,111,911
1,489,800	Metcash Ltd.	3,547,811
36,619	New Hope Corp. Ltd.	128,933
1,431,580	NEXTDC Ltd.*	13,411,990
810,700	Perenti Ltd.*	575,308
776,347	Qantas Airways Ltd.*	2,844,705
38,488	QBE Insurance Group Ltd.	388,944
121,500	Rio Tinto Ltd.	11,246,960
90,636	Rio Tinto PLC	6,750,007
26,867	Rio Tinto PLC, ADR	2,000,517
964,100	Stockland, REIT	2,927,448
662,097	Super Retail Group Ltd.	7,124,598
412,276	Treasury Wine Estates Ltd.	3,032,591
56,133	Viva Energy Group Ltd. 144A	133,675
129,282	Wesfarmers Ltd.	5,031,815
222,222	Whitehaven Coal Ltd.	1,128,150
685,765	Woodside Energy Group Ltd.	14,533,956
130,193	Woolworths Group Ltd.	3,304,742
		137,261,850
	Austria — 0.4%
5,427	BAWAG Group AG 144A	287,637
20,339	Erste Group Bank AG(b)	825,230
2,891	Erste Group Bank AG(b)	116,690
145,742	OMV AG	6,402,728
9,905	Raiffeisen Bank International AG	204,279
233,450	Wienerberger AG	7,793,151
		15,629,715
	Belgium — 0.2%
66,300	Ageas SA	2,878,998
21,907	Proximus SADP	205,938
34,200	Solvay SA	1,047,613

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Belgium — continued
34,200	Syensqo SA*	3,561,052
		7,693,601
	Brazil — 1.2%
1,219,100	Petroleo Brasileiro SA	9,782,715
216,768	Petroleo Brasileiro SA, ADR	3,461,785
676,562	Petroleo Brasileiro SA, Preferred ADR	10,337,867
390,500	Vale SA	6,206,069
165,285	Wheaton Precious Metals Corp.	8,194,055
134,790	Yara International ASA	4,793,973
		42,776,464
	Canada — 1.6%
104,081	Agnico Eagle Mines Ltd.	5,734,480
141,250	Canadian Pacific Kansas City Ltd.(a)	11,230,585
20,100	Canadian Tire Corp. Ltd. Class A (a)	2,145,057
189,885	Franco-Nevada Corp.	21,135,615
379,540	GFL Environmental, Inc.	13,097,925
78,900	Suncor Energy, Inc.	2,540,046
		55,883,708
	China — 1.1%
1,919,500	3SBio, Inc.	1,848,569
5,072,000	Agricultural Bank of China Ltd. Class H	1,955,129
16,000	Alibaba Group Holding Ltd.	154,907
12,451	Alibaba Group Holding Ltd., ADR	965,077
2,077,000	Bank of China Ltd. Class H	792,652
443,500	BYD Electronic International Co. Ltd.	2,078,760
12,250,000	China Construction Bank Corp. Class H	7,294,888
1,310,000	China Medical System Holdings Ltd.	2,321,865
341,500	China Merchants Bank Co. Ltd. Class H	1,189,568
1,338,000	China Resources Building Materials Technology Holdings Ltd.	291,296
254,500	CSC Financial Co. Ltd. Class H 144A	224,888
574,000	Hengan International Group Co. Ltd.	2,135,441
4,884,000	Industrial & Commercial Bank of China Ltd. Class H	2,389,289
370,500	Kingboard Holdings Ltd.	886,328
113,000	Lee & Man Paper Manufacturing Ltd.	33,139
1,270,000	Lenovo Group Ltd.	1,776,053
13,894	PDD Holdings, Inc., ADR*	2,032,831
628,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	919,327
1,194,400	Sinopharm Group Co. Ltd. Class H	3,128,043
313,000	SITC International Holdings Co. Ltd.	540,336
10,958	Tencent Holdings Ltd., ADR	414,103
1,088,000	Xinyi Glass Holdings Ltd.	1,220,570
2,695,000	Yangzijiang Shipbuilding Holdings Ltd.	3,044,159
		37,637,218
	Denmark — 2.6%
387	AP Moller - Maersk AS Class A	687,021
2,065	AP Moller - Maersk AS Class B	3,714,849
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
49,100	D/S Norden AS	2,335,549
181,400	Danske Bank AS	4,849,268
71,900	Dfds AS	2,375,944
92,577	Jyske Bank AS	6,639,737
56,648	Novo Nordisk AS, ADR	5,860,235
490,798	Novo Nordisk AS Class B	50,771,831
79,194	Novozymes AS Class B	4,354,975
40,522	Pandora AS	5,603,611
13,000	Rockwool AS Class B	3,806,560
67,483	Sydbank AS	2,935,978
		93,935,558
	Finland — 1.0%
31,474	Kone Oyj Class B	1,570,112
70,543	Konecranes Oyj	3,177,795
854,700	Nokia Oyj	2,881,529
1,482,082	Nordea Bank Abp(b)	18,341,736
444,650	Nordea Bank Abp(b)	5,514,017
179	Nordea Bank Abp(b)	2,228
49,000	TietoEVRY Oyj	1,165,914
99,800	Valmet Oyj(a)	2,878,473
		35,531,804
	France — 8.5%
101,193	Air Liquide SA	19,687,197
32,000	Arkema SA	3,640,927
120,900	AXA SA	3,938,454
297,089	BNP Paribas SA	20,540,749
158,600	Bouygues SA	5,977,739
46,832	Capgemini SE	9,764,599
270,873	Carrefour SA(a)	4,956,578
117,725	Cie de Saint-Gobain SA	8,668,796
120,400	Cie Generale des Etablissements Michelin SCA	4,317,176
456,200	Credit Agricole SA	6,476,655
402,096	Dassault Systemes SE	19,648,099
191,420	Edenred SE	11,448,018
51,184	EssilorLuxottica SA	10,267,739
42,600	Ipsen SA	5,077,569
48,500	IPSOS SA	3,040,411
193,888	Legrand SA	20,154,188
12,212	L'Oreal SA	6,079,263
19,241	LVMH Moet Hennessy Louis Vuitton SE	15,592,355
125,400	Metropole Television SA	1,792,489
36,500	Nexity SA(a)	679,387
1,822,824	Orange SA	20,747,957
81,588	Pernod Ricard SA	14,397,660
35,500	Quadient SA	753,714
220,900	Rexel SA	6,044,306
44,300	Societe BIC SA	3,075,628

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	France — continued
140,851	Societe Generale SA	3,738,076
18,000	Sopra Steria Group SACA	3,932,996
219,200	Television Francaise 1 SA(a)	1,727,664
1,028,794	TotalEnergies SE	70,005,778
10,102	Vallourec SACA*(a)	156,507
		306,328,674
	Georgia — 0.1%
45,361	Bank of Georgia Group PLC	2,298,591
	Germany — 9.1%
55,320	adidas AG	11,253,879
38,045	Allianz SE	10,168,291
38,500	Aurubis AG	3,158,206
341,660	Bayer AG	12,692,459
284,258	Bayerische Motoren Werke AG	31,645,488
79,767	Beiersdorf AG	11,957,155
6,807	Continental AG	578,389
84,800	Daimler Truck Holding AG	3,186,801
328,325	Deutsche Bank AG(b)	4,484,228
115,553	Deutsche Bank AG(b)	1,565,743
84,725	Deutsche Boerse AG	17,454,811
355,244	Deutsche Lufthansa AG*	3,158,199
171,100	Deutsche Pfandbriefbank AG(a)	1,170,890
180,700	Deutsche Post AG	8,953,519
330,744	Deutsche Telekom AG	7,946,502
962,174	E.ON SE	12,913,817
104,196	Evonik Industries AG	2,129,352
16,677	Fresenius Medical Care AG	699,309
303,548	Fresenius SE & Co. KGaA	9,412,273
163,281	GEA Group AG	6,798,084
49,900	Heidelberg Materials AG	4,461,578
32,891	Henkel AG & Co. KGaA	2,360,921
121,154	Hugo Boss AG	9,028,359
539,717	Infineon Technologies AG	22,536,302
81,796	Knorr-Bremse AG	5,312,931
24,547	LEG Immobilien SE*	2,150,829
333,142	Mercedes-Benz Group AG	23,018,735
5,987	MTU Aero Engines AG	1,291,294
6,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,610,432
16,336	Puma SE	911,662
414,955	SAP SE	63,934,856
33,050	SAP SE, ADR	5,109,199
53,590	Symrise AG Class A	5,898,509
86,471	TAG Immobilien AG*	1,260,389
42,000	Talanx AG*	2,999,456
30,739	thyssenkrupp AG	214,329
106,800	United Internet AG	2,718,182
599	Volkswagen AG	78,377
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
187,739	Vonovia SE	5,918,794
105,952	Zalando SE*	2,510,506
		325,653,035
	Greece — 0.1%
65,200	Mytilineos SA	2,643,251
	Guatemala — 0.0%
8,684	Millicom International Cellular SA, SDR*	155,320
	Hong Kong — 0.6%
1,571,400	AIA Group Ltd.	13,694,447
15,600	ASMPT Ltd.	148,837
7,600	Jardine Matheson Holdings Ltd.	313,196
326,000	Pacific Basin Shipping Ltd.	107,295
63,500	Techtronic Industries Co. Ltd.	756,693
9,510,000	Tongda Group Holdings Ltd.*	125,443
1,834,000	United Laboratories International Holdings Ltd.	1,646,444
9,820,000	WH Group Ltd. 144A	6,338,283
		23,130,638
	Hungary — 0.1%
314,700	MOL Hungarian Oil & Gas PLC	2,570,312
95,800	Richter Gedeon Nyrt	2,422,649
		4,992,961
	India — 0.4%
636,220	HDFC Bank Ltd.	13,063,674
1,172,100	Redington Ltd.	2,490,301
		15,553,975
	Indonesia — 0.1%
7,888,300	Golden Agri-Resources Ltd.	1,554,816
	Ireland — 1.3%
3,532,241	AIB Group PLC	15,139,335
1,178,239	Bank of Ireland Group PLC	10,696,071
150,210	Kerry Group PLC Class A	13,052,014
65,766	Ryanair Holdings PLC, ADR*	8,770,554
		47,657,974
	Israel — 0.5%
209,233	Bank Hapoalim BM	1,889,018
316,972	Bank Leumi Le-Israel BM	2,562,430
126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	173,264
23,882	Check Point Software Technologies Ltd.*	3,648,931
1,421	First International Bank Of Israel Ltd.	58,325
20,521	ICL Group Ltd.	104,346
233	Israel Corp. Ltd.*	59,523
249,942	Israel Discount Bank Ltd. Class A	1,256,339

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Israel — continued
47,772	Mizrahi Tefahot Bank Ltd.	1,857,336
3,645	Nice Ltd.*	738,029
20,679	Nice Ltd., ADR*	4,125,667
10,974	Phoenix Holdings Ltd.	111,694
210,300	Teva Pharmaceutical Industries Ltd.*	2,242,639
3,398	Wix.com Ltd.*	418,022
		19,245,563
	Italy — 3.4%
2,608,300	A2A SpA	5,356,260
125,182	Assicurazioni Generali SpA	2,641,883
64,593	Azimut Holding SpA	1,686,777
121,310	Banca Mediolanum SpA	1,143,600
31,784	Banca Monte dei Paschi di Siena SpA*	106,946
27,085	Banca Popolare di Sondrio SpA	175,328
92,178	Banco BPM SpA	486,823
65,697	BPER Banca	219,603
218,617	Coca-Cola HBC AG	6,423,871
1,628,088	Eni SpA	27,602,881
7,282	Eni SpA, ADR	247,661
40,080	Ferrari NV	13,512,540
4,817,992	Intesa Sanpaolo SpA	14,069,224
812,206	Leonardo SpA	13,399,734
376,604	Mediobanca Banca di Credito Finanziario SpA	4,661,455
673,960	MFE-MediaForEurope NV Class A	1,755,507
501,000	Pirelli & C SpA	2,726,748
262,370	Poste Italiane SpA 144A	2,977,973
574,748	UniCredit SpA	15,596,207
729,363	Unipol Gruppo SpA	4,158,977
957,500	UnipolSai Assicurazioni SpA	2,390,408
		121,340,406
	Japan — 21.3%
2,500	AEON REIT Investment Corp. REIT	2,507,448
247,000	AGC, Inc.(a)	9,173,585
37,100	Air Water, Inc.	506,974
41,500	Aisin Corp.	1,452,117
11,400	Alfresa Holdings Corp.	193,787
52,000	Alpen Co. Ltd.(a)	716,300
133,800	Amada Co. Ltd.	1,395,134
82,400	Amano Corp.	1,953,332
51,400	Artience Co. Ltd.(a)	958,509
67,900	ASKA Pharmaceutical Holdings Co. Ltd.	859,225
343,400	Astellas Pharma, Inc.	4,106,770
373,400	BayCurrent Consulting, Inc.	13,113,232
163,300	Brother Industries Ltd.	2,606,800
335,000	Canon, Inc.(a)	8,601,929
836,494	Chiba Bank Ltd.	6,043,192
397,100	Chubu Electric Power Co., Inc.	5,130,640
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
21,300	Chudenko Corp.	389,649
353,900	Citizen Watch Co. Ltd.	2,111,150
8,700	Coca-Cola Bottlers Japan Holdings, Inc.	124,934
3,800	Cosmo Energy Holdings Co. Ltd.	152,722
261,600	Credit Saison Co. Ltd.	4,823,586
447,500	Daicel Corp.	4,335,970
346,600	Dai-ichi Life Holdings, Inc.	7,355,846
99,600	Daiwa House Industry Co. Ltd.	3,018,096
461,400	Daiwa Securities Group, Inc.	3,106,219
53,200	Disco Corp.	13,200,000
32,300	Dowa Holdings Co. Ltd.	1,180,377
18,400	Eagle Industry Co. Ltd.	208,824
275,800	EDION Corp.	3,075,313
99,200	Electric Power Development Co. Ltd.	1,610,294
1,251,100	ENEOS Holdings, Inc.	4,973,162
106,000	Ezaki Glico Co. Ltd.(a)	3,139,098
69,200	Fast Retailing Co. Ltd.	17,174,833
286,000	FUJIFILM Holdings Corp.	17,188,807
582,300	Fujikura Ltd.	4,479,390
39,400	Fujitsu Ltd.	5,945,772
94,000	Fukuoka Financial Group, Inc.	2,218,315
87,100	Furukawa Co. Ltd.	1,178,179
28,700	Futaba Industrial Co. Ltd.	164,896
258,294	Hachijuni Bank Ltd.	1,439,506
326,100	Hazama Ando Corp.	2,581,413
70,000	Hirose Electric Co. Ltd.	7,927,011
110,000	Hitachi Ltd.	7,935,168
132,800	Hokkaido Electric Power Co., Inc.	588,359
3,468,900	Honda Motor Co. Ltd.	36,071,836
57,700	Horiba Ltd.	4,514,335
44,500	Ichinen Holdings Co. Ltd.	493,673
64,000	Idemitsu Kosan Co. Ltd.	348,418
477,000	Inpex Corp.(a)	6,443,797
338,100	Isuzu Motors Ltd.	4,355,154
110,500	ITOCHU Corp.	4,520,170
2,800	Iwatani Corp.	127,766
32,600	Jaccs Co. Ltd.	1,200,128
108,700	Japan Petroleum Exploration Co. Ltd.	4,040,204
865,900	Japan Post Holdings Co. Ltd.	7,735,856
356,600	Japan Post Insurance Co. Ltd.	6,333,710
82,300	JFE Holdings, Inc.	1,276,999
13,400	JTEKT Corp.	113,441
12,500	Kaken Pharmaceutical Co. Ltd.	297,471
106,500	Kamigumi Co. Ltd.	2,542,765
278,400	Kandenko Co. Ltd.	2,721,203
67,300	Kaneka Corp.(a)	1,709,949
282,500	Kanematsu Corp.	4,137,910
45,200	Kansai Electric Power Co., Inc.	600,187
23,700	Kato Sangyo Co. Ltd.	772,461

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
2,700	Kawasaki Kisen Kaisha Ltd.	115,868
142,200	KDDI Corp.	4,524,821
41,200	Keyence Corp.	18,153,951
139,000	Kirin Holdings Co. Ltd.(a)	2,036,984
317,200	Kobe Bussan Co. Ltd.	9,373,352
56,900	Kobe Steel Ltd.	736,374
76,200	Kohnan Shoji Co. Ltd.	2,121,471
131,700	Komatsu Ltd.	3,445,238
18,286	Kose Corp.	1,371,645
343,600	K's Holdings Corp.	3,219,574
35,700	KYB Corp.	1,242,080
214,400	Kyocera Corp.	3,129,772
25,200	Kyushu Electric Power Co., Inc.*	182,502
29,900	Lasertec Corp.	7,883,267
239,200	Lion Corp.(a)	2,220,125
123,400	M3, Inc.	2,042,078
3,100	Macnica Holdings, Inc.	163,532
532,400	Marubeni Corp.	8,415,757
63,400	Maxell Ltd.	701,546
35,000	Mazda Motor Corp.	378,227
1,071,900	Mebuki Financial Group, Inc.	3,261,015
513,900	Mitsubishi Chemical Group Corp.	3,149,451
612,900	Mitsubishi Corp.	9,796,923
1,299,000	Mitsubishi Electric Corp.	18,418,932
196,500	Mitsubishi Gas Chemical Co., Inc.	3,143,749
682,200	Mitsubishi HC Capital, Inc.	4,581,550
700,700	Mitsubishi Motors Corp.	2,231,624
1,183,300	Mitsubishi UFJ Financial Group, Inc.	10,168,591
73,600	Mitsui & Co. Ltd.	2,765,873
17,400	Mitsui Mining & Smelting Co. Ltd.	535,033
285,400	Mitsui OSK Lines Ltd.(a)	9,144,218
22,100	MIXI, Inc.	370,110
480,200	Mizuho Financial Group, Inc.	8,217,354
91,200	Mizuho Leasing Co. Ltd.	3,130,997
16,700	Mochida Pharmaceutical Co. Ltd.	387,353
131,000	MS&AD Insurance Group Holdings, Inc.	5,153,398
16,100	Nachi-Fujikoshi Corp.	419,687
5,800	Nagase & Co. Ltd.	92,978
29,300	NEC Corp.	1,735,388
111,900	NGK Insulators Ltd.	1,337,831
11,800	NHK Spring Co. Ltd.(a)	100,189
49,200	Nippon Gas Co. Ltd.	812,264
126,900	Nippon Soda Co. Ltd.	4,887,693
324,100	Nippon Steel Corp.	7,425,472
7,908,900	Nippon Telegraph & Telephone Corp.	9,665,935
119,900	Nishio Holdings Co. Ltd.	3,486,949
151,400	Nissan Motor Co. Ltd.	595,162
37,500	Nissin Foods Holdings Co. Ltd.	1,308,962
20,600	Niterra Co. Ltd.	489,356
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
83,500	Nitto Denko Corp.	6,248,581
1,373,800	Nomura Holdings, Inc.	6,214,160
215,300	Nomura Research Institute Ltd.	6,262,912
386,941	North Pacific Bank Ltd.	974,351
11,000	NS Solutions Corp.	356,966
36,200	Obayashi Corp.	313,264
9,700	Obic Co. Ltd.	1,671,595
307,100	Olympus Corp.	4,444,868
167,800	Ono Pharmaceutical Co. Ltd.	2,994,643
594,400	ORIX Corp.	11,198,230
169,800	Osaka Gas Co. Ltd.	3,547,035
72,000	Otsuka Holdings Co. Ltd.	2,701,149
511,900	Pan Pacific International Holdings Corp.	12,214,723
546,700	Panasonic Holdings Corp.	5,415,425
97,500	Renesas Electronics Corp.*	1,762,856
209,500	Rengo Co. Ltd.	1,396,865
2,737,400	Resona Holdings, Inc.	13,912,236
160,500	Ricoh Co. Ltd.	1,232,951
417,300	Rohto Pharmaceutical Co. Ltd.	8,415,264
7,400	Saizeriya Co. Ltd.	264,023
2,500	Sankyo Co. Ltd.	145,819
53,700	Sankyu, Inc.	1,973,469
145,900	Santen Pharmaceutical Co. Ltd.	1,454,032
8,400	Sanyo Chemical Industries Ltd.	252,334
31,500	Sawai Group Holdings Co. Ltd.	1,163,878
5,000	SCREEN Holdings Co. Ltd.	423,110
60,700	Sega Sammy Holdings, Inc.	849,059
165,600	Seiko Epson Corp.	2,479,067
145,900	Seino Holdings Co. Ltd.(a)	2,212,613
110,600	Sekisui Chemical Co. Ltd.	1,594,513
400,600	Shimadzu Corp.	11,201,342
97,500	Shimizu Corp.	647,741
235,100	Shin-Etsu Chemical Co. Ltd.	9,867,263
86,300	Shionogi & Co. Ltd.	4,161,352
378,600	SKY Perfect JSAT Holdings, Inc.	1,874,470
20,100	SMC Corp.	10,801,362
14,500	Socionext, Inc.	263,300
345,840	Sojitz Corp.	7,813,168
84,400	Sompo Holdings, Inc.	4,128,404
185,600	Subaru Corp.	3,404,466
466,200	SUMCO Corp.(a)	6,992,339
19,600	Sumitomo Bakelite Co. Ltd.	1,029,215
252,400	Sumitomo Corp.	5,507,039
168,600	Sumitomo Electric Industries Ltd.	2,147,264
183,800	Sumitomo Forestry Co. Ltd.(a)	5,479,581
175,500	Sumitomo Heavy Industries Ltd.(a)	4,425,468
25,600	Sumitomo Metal Mining Co. Ltd.	771,014
171,300	Sumitomo Mitsui Financial Group, Inc.	8,359,654
156,200	Sumitomo Mitsui Trust Holdings, Inc.	2,998,136

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
341,000	Sumitomo Rubber Industries Ltd.	3,705,575
24,400	Sumitomo Seika Chemicals Co. Ltd.	863,640
4,200	Suzuken Co. Ltd.	139,096
66,800	Suzuki Motor Corp.	2,858,593
102,500	Taisei Corp.	3,505,852
5,400	Takara Standard Co. Ltd.(a)	62,511
231,900	Takeda Pharmaceutical Co. Ltd.	6,668,482
926	Takeda Pharmaceutical Co. Ltd., ADR	13,214
12,800	TDK Corp.	609,857
153,300	Teijin Ltd.	1,453,294
478,400	Terumo Corp.	15,684,245
29,900	Tohoku Electric Power Co., Inc.	203,370
71,000	Tokio Marine Holdings, Inc.	1,777,266
178,300	Tokuyama Corp.	3,023,942
1,812,700	Tokyo Electric Power Co. Holdings, Inc.*	9,495,524
78,900	Tokyo Electron Ltd.	14,134,058
308,400	Tokyo Gas Co. Ltd.	7,083,269
32,100	Tokyo Seimitsu Co. Ltd.	1,974,316
51,500	Tosoh Corp.	657,905
39,600	Towa Pharmaceutical Co. Ltd.	660,655
192,700	Toyo Suisan Kaisha Ltd.	9,950,745
5,500	Toyota Boshoku Corp.	87,291
13,000	Toyota Tsusho Corp.	766,094
70,500	Trend Micro, Inc.	3,774,535
251,500	TS Tech Co. Ltd.	3,043,403
16,600	Tsubakimoto Chain Co.	476,287
10,500	UACJ Corp.	286,743
126,300	UBE Corp.	2,051,546
25,700	Valor Holdings Co. Ltd.	444,983
26,900	Warabeya Nichiyo Holdings Co. Ltd.	653,515
513,600	Yamaha Motor Co. Ltd.(a)	4,588,447
36,200	Yamaichi Electronics Co. Ltd.	497,114
207,500	Yokogawa Electric Corp.	3,957,778
192,600	Yokohama Rubber Co. Ltd.(a)	4,416,767
		765,107,978
	Luxembourg — 0.3%
147,981	ArcelorMittal SA, ADR NYRS	4,201,181
264,087	ArcelorMittal SA	7,490,007
		11,691,188
	Malaysia — 0.0%
448,700	Tenaga Nasional Bhd.	980,402
	Malta — 0.0%
14,746	Kindred Group PLC, SDR	136,488
	Netherlands — 4.3%
446,300	ABN AMRO Bank NV CVA, GDR	6,699,943
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
666,700	Aegon Ltd.	3,864,996
53,071	ASML Holding NV	39,964,586
11,412	ASML Holding NV, ADR NYRS	8,637,971
81,300	ASR Nederland NV	3,834,804
4,645	BE Semiconductor Industries NV	700,138
93,187	Euronext NV	8,096,155
338,300	ING Groep NV	5,054,709
245,500	Koninklijke Ahold Delhaize NV	7,055,050
232,391	NN Group NV	9,177,409
39,200	Randstad NV	2,456,105
294,541	Shell PLC(b)	9,695,870
1,166,022	Shell PLC(b)	38,223,918
85,960	Wolters Kluwer NV	12,220,802
		155,682,456
	Norway — 1.0%
280,027	Aker BP ASA	8,147,935
100,400	Austevoll Seafood ASA	733,052
172,500	DNB Bank ASA	3,668,876
113,576	Equinor ASA	3,602,756
29,191	Equinor ASA, ADR	923,603
5,361	Frontline PLC	107,488
20,143	Kongsberg Gruppen ASA	923,083
196,900	Mowi ASA	3,528,639
314,600	Orkla ASA	2,442,280
268,810	Seadrill Ltd.*	12,709,337
1,129	Telenor ASA	12,962
		36,800,011
	Portugal — 0.2%
290,426	Banco Comercial Portugues SA Class R *	88,033
327,592	Galp Energia SGPS SA	4,827,407
1,891,900	Sonae SGPS SA	1,890,303
		6,805,743
	Russia — 0.0%
3,792,080	Gazprom PJSC*(c)(d)(e)	98,407
113,778	LUKOIL PJSC(c)(d)(e)	63,380
8,430	MMC Norilsk Nickel PJSC(c)(d)(e)	18,859
18,119	Novatek PJSC(c)(d)(e)	2,493
169,349	Rosneft Oil Co. PJSC(c)(d)(e)	5,683
1,092,670	Sberbank of Russia PJSC(c)(d)(e)	15,889
296,674	Tatneft PJSC(c)(d)(e)	12,212
		216,923
	Singapore — 0.6%
126,600	ComfortDelGro Corp. Ltd.	134,364
390,100	Genting Singapore Ltd.	295,732
16,364	Hafnia Ltd.	113,114
90,700	Jardine Cycle & Carriage Ltd.	2,046,268

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Singapore — continued
58,749	Sea Ltd., ADR*	2,379,334
134,132	STMicroelectronics NV(b)	6,703,903
11,916	STMicroelectronics NV(b)	595,100
56,012	STMicroelectronics NV, ADR NYRS	2,807,882
259,300	United Overseas Bank Ltd.	5,592,514
		20,668,211
	South Africa — 0.3%
17,400	Anglo American Platinum Ltd.(a)	917,216
288,668	Anglo American PLC	7,251,687
133,870	MTN Group Ltd.	845,495
1,003,000	Old Mutual Ltd.(a)	704,522
100,077	Tiger Brands Ltd.(a)	1,101,545
		10,820,465
	South Korea — 1.2%
76,000	Doosan Bobcat, Inc.	2,974,144
1,496	Hyundai Mobis Co. Ltd.	275,294
6,431	Hyundai Motor Co.	1,016,157
132,203	Kia Corp.	10,265,005
403,060	Samsung Electronics Co. Ltd.	24,567,288
72,400	SK Telecom Co. Ltd.	2,816,399
		41,914,287
	Spain — 2.2%
154,722	Amadeus IT Group SA	11,088,879
384,863	Banco Bilbao Vizcaya Argentaria SA	3,497,193
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	440,441
336,312	Banco de Sabadell SA	413,487
4,105,191	Banco Santander SA	17,139,276
102,501	Banco Santander SA, ADR	424,354
3,213,976	CaixaBank SA	13,228,489
321,547	Cellnex Telecom SA*	12,666,323
133,478	Endesa SA(a)	2,721,862
7,958	Indra Sistemas SA(a)	123,071
1,599,120	Mapfre SA(a)	3,432,248
885,118	Repsol SA	13,150,680
		78,326,303
	Sweden — 1.6%
13,641	Betsson AB Class B	146,862
322,007	Epiroc AB Class A	6,460,685
227,235	Essity AB Class B	5,636,991
537,896	H & M Hennes & Mauritz AB Class B (a)	9,426,931
169,186	Investor AB Class B	3,919,976
421,700	Securitas AB Class B	4,125,006
286,400	SKF AB Class B	5,720,696
13,835	SSAB AB Class A	105,267
35,824	SSAB AB Class B	273,998
300,578	Svenska Cellulosa AB SCA Class B	4,506,649
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Sweden — continued
296,409	Swedbank AB Class A	5,979,445
253,239	Telefonaktiebolaget LM Ericsson, ADR	1,595,406
390,400	Volvo AB Class B	10,137,845
		58,035,757
	Switzerland — 5.3%
153,780	ABB Ltd.	6,815,177
76,200	Adecco Group AG	3,736,439
8,200	Bucher Industries AG	3,441,145
252	Chocoladefabriken Lindt & Spruengli AG	3,021,066
28,986	Cie Financiere Richemont SA Class A	3,986,371
148,998	DSM-Firmenich AG	15,142,341
1,674	Givaudan SA	6,929,503
178,618	Julius Baer Group Ltd.	10,006,343
18,615	Landis+Gyr Group AG	1,680,913
70,468	Logitech International SA(b)	6,677,987
49,002	Logitech International SA(b)	4,658,130
309,460	Novartis AG	31,205,216
339,270	On Holding AG Class A *	9,150,112
54,940	Sandoz Group AG*	1,766,383
27,314	Schindler Holding AG	6,824,849
79,268	SGS SA	6,831,938
51,741	Sika AG	16,825,892
19,500	Sulzer AG	1,990,198
17,074	Swatch Group AG	893,613
10,300	Swatch Group AG Bearer Shares	2,797,576
11,300	Swiss Life Holding AG	7,840,789
3,924	Temenos AG	364,683
1,269,140	UBS Group AG	39,356,685
		191,943,349
	Taiwan — 1.3%
1,088,000	ASE Technology Holding Co. Ltd.	4,785,846
1,290,000	Chipbond Technology Corp.	3,038,953
1,107,000	Compeq Manufacturing Co. Ltd.	2,550,134
573,000	Hon Hai Precision Industry Co. Ltd.	1,951,044
91,000	MediaTek, Inc.	3,009,563
139,000	Novatek Microelectronics Corp.	2,341,539
554,000	Taiwan Semiconductor Manufacturing Co. Ltd.	10,704,355
159,784	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,617,536
1,786,000	United Microelectronics Corp.	3,060,999
		48,059,969
	Thailand — 0.0%
10,006,800	Quality Houses PCL Class F	656,712
	Turkey — 0.3%
338,400	BIM Birlesik Magazalar AS	3,445,988
280,700	Coca-Cola Icecek AS	4,994,510
468,860	Turkiye Garanti Bankasi AS	926,321

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Turkey — continued
211,559	Turkiye Is Bankasi AS Class C	167,333
		9,534,152
	United Kingdom — 9.2%
397,907	3i Group PLC	12,280,564
146,800	Associated British Foods PLC	4,429,618
177,840	AstraZeneca PLC	24,031,299
504,900	Aviva PLC	2,797,931
403,600	B&M European Value Retail SA	2,882,280
450,300	BAE Systems PLC	6,374,739
482,200	Balfour Beatty PLC	2,035,914
6,539,153	Barclays PLC	12,819,270
558,142	Barclays PLC, ADR	4,398,159
280,200	Barratt Developments PLC	2,009,601
54,979	Bellway PLC	1,799,839
1,476,930	BP PLC	8,776,625
462,751	BP PLC, ADR	16,381,385
235,600	British American Tobacco PLC	6,894,369
2,218,190	BT Group PLC	3,495,096
2,196,700	Centrica PLC	3,938,696
860,000	CK Hutchison Holdings Ltd.	4,609,178
200,300	CNH Industrial NV	2,451,576
217,310	Compass Group PLC	5,944,993
529,600	Crest Nicholson Holdings PLC	1,466,391
53,097	Croda International PLC	3,418,246
22,066	Darktrace PLC*	103,152
396,315	Diageo PLC	14,429,146
352,573	Hiscox Ltd.	4,737,308
550,752	IMI PLC	11,823,338
229,500	Imperial Brands PLC	5,285,214
131,290	Intertek Group PLC	7,106,464
1,537,000	J Sainsbury PLC	5,929,045
1,885,900	Kingfisher PLC	5,849,284
7,342,700	Lloyds Banking Group PLC	4,465,881
161,078	London Stock Exchange Group PLC	19,043,433
515,100	Man Group PLC	1,527,366
845,100	Marks & Spencer Group PLC	2,934,655
1,969,644	Melrose Industries PLC	14,246,855
681,500	Mitchells & Butlers PLC*	2,239,704
5,951,822	NatWest Group PLC	16,646,713
326,235	Ocado Group PLC*	3,154,066
510,633	Paragon Banking Group PLC	4,540,409
568,456	QinetiQ Group PLC	2,239,223
349,853	Redrow PLC	2,745,084
651,306	RELX PLC(b)	25,821,853
87,667	RELX PLC(b)	3,468,858
1,316,762	Rolls-Royce Holdings PLC*	5,030,787
523,712	Smith & Nephew PLC	7,200,366
44,364	Spirax-Sarco Engineering PLC	5,941,125
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
114,695	Standard Chartered PLC	974,657
1,350,500	Taylor Wimpey PLC	2,531,638
1,626,400	Tesco PLC	6,023,036
125,400	Vistry Group PLC	1,466,714
5,764,678	Vodafone Group PLC	5,038,344
581,587	Vodafone Group PLC, ADR	5,059,807
		330,839,294
	United States — 10.2%
81,801	Agilent Technologies, Inc.	11,372,793
58,522	Analog Devices, Inc.	11,620,128
15,502	ANSYS, Inc.*	5,625,366
173,056	ARM Holdings PLC, ADR*	13,004,293
106,003	Bruker Corp.	7,789,101
78,896	Cadence Design Systems, Inc.*	21,488,904
187,518	CRH PLC	12,968,745
70,020	CSL Ltd.	13,695,602
342,358	Experian PLC	13,974,740
969,504	GSK PLC	17,923,360
238,102	GSK PLC, ADR	8,824,060
5,945,212	Haleon PLC	24,377,706
288,042	Holcim AG	22,594,348
57,970	ICON PLC, ADR*	16,409,568
274,360	James Hardie Industries PLC, CDI*	10,575,464
81,612	Janus Henderson Group PLC	2,460,602
623,000	JBS SA	3,194,773
1,294	Monday.com Ltd.*	243,026
20,606	Nestle SA	2,387,324
137,512	Roche Holding AG	39,947,346
159,296	Sanofi SA	15,794,739
228,102	Schneider Electric SE	45,803,635
155,300	Signify NV	5,201,462
426,609	Stellantis NV(b)	9,964,659
195,380	Stellantis NV(b)	4,564,731
734,416	Stellantis NV(b)	17,126,581
39,890	Swiss Re AG	4,481,671
99,945	Tenaris SA	1,738,315
		365,153,042
	TOTAL COMMON STOCKS (COST $3,078,472,795)	3,430,277,852

Shares	Description	Value ($)
	INVESTMENT COMPANIES — 0.3%
	United States — 0.3%
126,680	iShares MSCI EAFE ETF	9,545,338
24,055	iShares MSCI Eurozone ETF	1,141,169

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
16,511	Vanguard FTSE Developed Markets ETF	790,877
	TOTAL INVESTMENT COMPANIES (COST $10,778,790)	11,477,384

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.7%
	Brazil — 0.2%
1,162,400	Petroleo Brasileiro SA, 8.49%	8,911,351
	Germany — 0.5%
5,781	Bayerische Motoren Werke AG, 9.48%	574,419
15,947	Henkel AG & Co. KGaA, 2.54%	1,283,491
414,900	Schaeffler AG, 8.04%	2,564,297
105,214	Volkswagen AG, 7.84%	12,993,917
		17,416,124
	South Korea — 0.0%
9,850	Samsung Electronics Co. Ltd., 2.32%	476,477
	TOTAL PREFERRED STOCKS (COST $32,481,702)	26,803,952

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.3%
	Mutual Fund - Securities Lending Collateral — 1.3%
46,077,019	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(f)(g)	46,077,019
	TOTAL SHORT-TERM INVESTMENT (COST $46,077,019)	46,077,019
	TOTAL INVESTMENTS — 97.7% (Cost $3,167,810,306)	3,514,636,207
	Other Assets and Liabilities (net) — 2.3%	81,629,901
	NET ASSETS — 100.0%	$3,596,266,108

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $216,923 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at December 31, 2023 was $29,569,045.

(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $216,923 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2023 was $29,569,045.

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
(f)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(g)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $9,962,456 which represents 0.3% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
709	MSCI EAFE Index	Mar 2024	$79,847,580	$2,590,298

Abbreviations
ADR	—	American Depository Receipt
CDI	—	CREST Depository Interest
CVA	—	Certificaten Van Aandelen
GDR	—	Global Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	19.4
Financial	17.9
Industrial	14.2
Consumer, Cyclical	13.2
Technology	11.6
Energy	8.2
Basic Materials	6.6
Communications	3.4
Utilities	1.6
Investment Companies	0.3
Diversified	0.0*
Short-Term Investment	1.3
Other Assets and Liabilities (net)	2.3
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 99.5%
		Asset Backed Securities — 10.5%
227,436		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/20/30 144A	217,121
654,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	587,153
359,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	363,553
2,660,000		American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, due 08/15/27	2,616,336
22,735		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	22,697
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	374,864
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	371,160
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	706,817
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	809,248
100,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	93,030
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38 144A	1,170,510
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,381,326
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,606,949
4,000,000	EUR	Anchorage Capital Europe CLO 6 DAC, Series 6A, Class AR, 5.68% (3 mo. EURIBOR + 1.75%), due 01/22/38(b) 144A	4,422,410
313,000		Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	322,170
170,819		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	152,764
922,995		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	845,975
1,838,000		BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, due 04/15/28	1,850,594
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 4.94% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,710,066
1,250,000	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 4.57% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,360,900
253,540		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	242,247
3,021,000		Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A, 4.42%, due 05/15/28	3,012,055
1,746,735	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 4.75% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	1,899,841
405,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	387,862
300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	281,314
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	288,466
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	277,438
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	373,358
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	185,693
496,000		CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	474,601
1,035,269		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	957,725
757,728		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	678,369
2,139,303		CIFC Funding Ltd., Series 2014-2RA, Class A1, 6.71% (3 mo. USD Term SOFR + 1.31%), due 04/24/30(b) 144A	2,141,552
2,118,442		CIFC Funding Ltd., Series 2015-1A, Class ARR, 6.78% (3 mo. USD Term SOFR + 1.37%), due 01/22/31(b) 144A	2,121,113
1,200,000		Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,175,304
874,098		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	782,454
699,670		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	618,457
615,190		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	544,792
134,238		Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	123,612

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 6.87% (3 mo. USD Term SOFR + 1.45%), due 07/20/34(b) 144A	2,244,787
2,165,000		Crown Point CLO 11 Ltd., Series 2021-11A, Class A, 6.78% (3 mo. USD Term SOFR + 1.38%), due 01/17/34(b) 144A	2,155,755
486,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	445,371
449,000		DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	406,879
262,958		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	250,190
1,299,480		DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, due 11/20/51 144A	1,076,824
1,199,520		DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	1,093,979
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	131,914
881,237		Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	843,248
4,091,100		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	3,628,216
595,170		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	533,068
680,120		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	584,032
207,634		FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 08/17/37 144A	193,638
166,522		FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	154,456
570,843		FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	517,380
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	479,063
430,000		Five Guys Holdings, Inc., Series 2023-1A, Class A2, 7.55%, due 01/26/54 144A	457,534
305,000		Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	291,371
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	283,037
2,282,000		Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,244,315
641,000		Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, due 02/15/36 144A	656,225
1,800,000		Ford Credit Auto Owner Trust, Series 2023-B, Class B, 5.56%, due 03/15/29	1,819,551
2,135,000		Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, due 05/15/28 144A	2,142,493
1,212,826		Generate CLO 2 Ltd., Series 2A, Class AR, 6.82% (3 mo. USD Term SOFR + 1.41%), due 01/22/31(b) 144A	1,214,306
3,369,882		Generate CLO 4 Ltd., Series 4A, Class A1R, 6.77% (3 mo. USD Term SOFR + 1.35%), due 04/20/32(b) 144A	3,373,518
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	286,992
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	508,569
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	722,441
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	516,047
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,044,301
345,152		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	324,987
505,340		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	475,516
2,500,000	EUR	Grosvenor Place CLO DAC, Series 2022-1A, Class A, 5.97% (3 mo. EURIBOR + 2.00%), due 11/24/35(b) 144A	2,763,535
596,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	555,625
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
57,802		Home Equity Asset Trust, Series 2003-8, Class M1, 6.55% (1 mo. USD Term SOFR + 1.19%), due 04/25/34(b)	57,057
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 4.62% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	2,176,525
252,850		Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	236,670
621,460		Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, due 02/26/52 144A	574,042
4,816		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	4,790
2,528,000	EUR	Madison Park Euro Funding XIV DAC, Series 14A, Class A1R, 4.77% (3 mo. EURIBOR + 0.80%), due 07/15/32(b) 144A	2,756,434
4,865,000		Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.68% (3 mo. USD Term SOFR + 1.29%), due 10/15/32(b) 144A	4,868,600
2,000,000		Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 6.78% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	2,000,382
375,000		MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	372,551
952,991		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 6.79% (3 mo. USD Term SOFR + 1.38%), due 04/21/31(b) 144A	953,902
42,547		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 6.49% (1 mo. USD Term SOFR + 1.13%), due 10/25/33(b)	42,157
8,256		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 6.52% (1 mo. USD Term SOFR + 1.16%), due 06/25/33(b)	8,243
260,291		Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	242,597
275,259		Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	252,163
83,234		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	71,505
914,550		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	797,528
511,883		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	439,398
133,637		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.78% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	128,990
1,045,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	916,539
296,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	241,034
2,643,000		NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,561,595
1,500,000		Northwoods Capital 22 Ltd., Series 2020-22A, Class AR, 6.83% (3 mo. USD Term SOFR + 1.45%), due 09/01/31(b) 144A	1,501,781
69,709		NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	64,841
2,435,000		OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.64% (3 mo. USD Term SOFR + 1.25%), due 01/15/33(b) 144A	2,431,822
1,380,059		OZLM Funding IV Ltd., Series 2013-4A, Class A1R, 6.92% (3 mo. USD Term SOFR + 1.51%), due 10/22/30(b) 144A	1,381,797
458,731		OZLM XI Ltd., Series 2015-11A, Class A1R, 6.90% (3 mo. USD Term SOFR + 1.51%), due 10/30/30(b) 144A	459,093
2,000,000		Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, 6.68% (3 mo. USD Term SOFR + 1.26%), due 10/20/31(b) 144A	2,001,506
2,492,000		PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,412,221
1,323,022		Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,288,254
1,014,458		Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	966,815
1,326,163		Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,208,953

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
316,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	282,675
1,561,091	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,451,093
2,370	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	2,356
602,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	561,880
698,026	Romark CLO II Ltd., Series 2018-2A, Class A1, 6.81% (3 mo. USD Term SOFR + 1.44%), due 07/25/31(b) 144A	698,624
810,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	780,309
280,429	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	277,952
600,000	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	584,222
1,550,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, due 10/16/28	1,527,439
200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	198,616
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	608,559
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	916,484
1,400,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class C, 6.43%, due 02/18/31	1,437,781
400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	407,744
100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	102,874
631,950	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	616,906
197,934	Silver Creek CLO Ltd., Series 2014-1A, Class AR, 6.92% (3 mo. USD Term SOFR + 1.50%), due 07/20/30(b) 144A	198,200
341,584	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	323,830
95,290	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	85,826
52,532	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	46,047
612,867	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	580,114
618,758	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	530,376
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	531,200
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	1,987,606
203,576	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	173,845
1,075,837	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	967,495
1,859,872	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,601,605
3,000,000	TCW CLO Ltd., Series 2019-2A, Class A1R, 6.70% (3 mo. USD Term SOFR + 1.28%), due 10/20/32(b) 144A	2,996,343
329,293	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	283,502
4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 7.47% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,062,908
2,860,000	Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63%, due 09/15/27	2,844,338
1,518,352	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,442,878
2,659,282	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40 144A	2,610,061
1,500,000	Trimaran Cavu Ltd., Series 2021-1A, Class A, 6.88% (3 mo. USD Term SOFR + 1.47%), due 04/23/32(b) 144A	1,494,212
783,097	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	697,499
567,025	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	495,233
1,162,863	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,104,492
743,667	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	709,458
977,613	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	926,724
392,515	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	371,790
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
329,963	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	308,656
1,898,884	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,675,584
784,014	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	646,574
2,378,531	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,187,096
1,615,048	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,511,239
2,603,650	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,472,884
2,214,271	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,247,153
1,771,312	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,741,446
2,899,817	U.S. Small Business Administration, Series 2023-25E, Class 1, 4.62%, due 05/01/48	2,870,080
2,880,737	U.S. Small Business Administration, Series 2023-25F, Class 1, 4.93%, due 06/01/48	2,893,353
1,794,000	U.S. Small Business Administration, Series 2023-25J, Class 1, 5.82%, due 10/01/48	1,900,934
1,570,000	Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	1,453,014
860,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	749,455
500,000	Venture XIX CLO Ltd., Series 2014-19A, Class ARR, 6.92% (3 mo. USD Term SOFR + 1.52%), due 01/15/32(b) 144A	496,988
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,292,006
501,845	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	449,973
500,000	Wellfleet CLO Ltd., Series 2018-3A, Class A1A, 6.93% (3 mo. USD Term SOFR + 1.51%), due 01/20/32(b) 144A	500,618
521,091	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	499,139
2,099,674	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,817,488
148,740	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	134,526
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	186,891
562,063	Zaxby's Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	489,457
		176,436,494
	Corporate Debt — 32.9%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	212,669
1,636,000	AbbVie, Inc., 3.20%, due 11/21/29	1,531,978
300,000	AbbVie, Inc., 3.80%, due 03/15/25	296,203
65,000	AbbVie, Inc., 4.05%, due 11/21/39	58,947
2,318,000	AbbVie, Inc., 4.50%, due 05/14/35	2,273,782
1,035,000	AbbVie, Inc., 4.55%, due 03/15/35	1,017,276
130,000	AbbVie, Inc., 4.70%, due 05/14/45	124,455
445,000	AbbVie, Inc., 4.75%, due 03/15/45	429,893
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	180,650
272,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	212,655
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,154,430
125,000	AECOM, 5.13%, due 03/15/27	124,166
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	304,451
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	252,020
642,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	596,751
2,001,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	1,853,845
980,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	896,200
2,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	2,064,338
384,981	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	323,942
370,000	Aetna, Inc., 4.75%, due 03/15/44	334,466
578,303	Air Canada Pass-Through Trust, 3.60%, due 09/15/28 144A	544,735
182,278	Air Canada Pass-Through Trust, 3.70%, due 07/15/27 144A	172,681

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
197,192	Air Canada Pass-Through Trust, 4.13%, due 11/15/26 144A	189,953
301,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	325,080
388,000	Air Lease Corp., 2.10%, due 09/01/28	340,252
340,000	Air Lease Corp., 2.88%, due 01/15/26	324,167
413,000	Air Lease Corp., 3.63%, due 12/01/27	391,247
1,177,000	Aker BP ASA, 2.00%, due 07/15/26 144A	1,085,713
337,000	Aker BP ASA, 3.10%, due 07/15/31 144A	288,974
2,050,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,886,743
1,062,000	Aker BP ASA, 4.00%, due 01/15/31 144A	977,164
211,997	Alaska Airlines Pass-Through Trust, 8.00%, due 02/15/27 144A	212,585
300,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	272,886
292,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26(d) 144A	289,588
2,895,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	2,328,367
228,565	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	178,504
505,000	Ally Financial, Inc., 6.99% (SOFR + 3.26%), due 06/13/29(b)	523,059
320,000	Ally Financial, Inc., 7.10%, due 11/15/27(d)	333,121
215,000	Altria Group, Inc., 3.40%, due 05/06/30	196,515
3,340,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,969,237
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33(d)	1,807,827
400,317	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	341,031
535,504	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	470,054
74,686	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	65,385
1,236,239	American Airlines Pass-Through Trust, 3.38%, due 11/01/28	1,134,498
526,592	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	449,631
150,718	American Airlines Pass-Through Trust, 3.58%, due 07/15/29	140,787
308,862	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	271,368
440,573	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	408,734
187,989	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	168,362
558,740	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	497,524
262,834	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	236,200
517,478	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	477,841
366,000	American Airlines, Inc., 7.25%, due 02/15/28(d) 144A	369,882
210,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	219,352
302,000	American Homes 4 Rent LP, 4.25%, due 02/15/28	293,696
475,000	American Tower Corp., 3.55%, due 07/15/27(d)	456,256
874,000	American Tower Corp., 3.80%, due 08/15/29	831,186
2,967,000	American Tower Trust #1, 5.49%, due 03/15/28 144A	3,015,131
415,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	410,985
895,000	Amgen, Inc., 2.80%, due 08/15/41	653,474
202,000	Amgen, Inc., 5.25%, due 03/02/30	208,026
645,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 02/01/36	645,750
740,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	726,360
80,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	75,825
387,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	372,887
550,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, due 05/15/26 144A	564,754
114,000	Antero Resources Corp., 5.38%, due 03/01/30(d) 144A	109,392
1,000,000	Apple, Inc., 3.85%, due 08/04/46	873,596
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
770,000	Apple, Inc., 4.10%, due 08/08/62	690,354
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	884,820
2,015,000	Aptiv PLC/Aptiv Corp., 3.25%, due 03/01/32	1,784,689
418,000	APX Group, Inc., 5.75%, due 07/15/29 144A	390,342
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	222,640
606,000	ARES Capital Corp., 2.15%, due 07/15/26	552,972
509,000	ARES Capital Corp., 2.88%, due 06/15/28	451,890
305,000	ARES Capital Corp., 3.25%, due 07/15/25	291,869
463,000	ARES Capital Corp., 3.88%, due 01/15/26	445,169
206,000	Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	215,190
75,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29(d) 144A	69,526
280,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	261,852
710,000	Ascension Health, 2.53%, due 11/15/29	635,026
150,000	Ascension Health, 3.11%, due 11/15/39	117,860
553,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	514,179
87,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, due 12/31/28 144A	87,582
322,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	262,878
390,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	375,226
252,000	Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	257,433
3,369,000	AT&T, Inc., 2.30%, due 06/01/27	3,131,341
247,000	AT&T, Inc., 2.55%, due 12/01/33	201,638
814,000	AT&T, Inc., 3.50%, due 06/01/41	649,112
2,345,000	AT&T, Inc., 3.50%, due 09/15/53	1,711,431
595,000	AT&T, Inc., 3.65%, due 09/15/59	428,796
305,000	AT&T, Inc., 4.50%, due 05/15/35	289,737
700,000	AT&T, Inc., 6.81% (3 mo. USD Term SOFR + 1.44%), due 06/12/24(b)	702,478
346,000	Athene Holding Ltd., 3.50%, due 01/15/31	305,422
259,902	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	257,953
228,000	Autodesk, Inc., 2.85%, due 01/15/30	206,024
538,000	AutoNation, Inc., 4.75%, due 06/01/30	520,147
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,002,721
1,300,000	Bacardi Ltd., 4.70%, due 05/15/28 144A	1,276,066
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	681,332
1,037,000	BAE Systems PLC, 3.40%, due 04/15/30 144A	958,770
175,000	Ball Corp., 3.13%, due 09/15/31(d)	151,211
450,000	Ball Corp., 6.00%, due 06/15/29	460,105
200,000	Banco Santander SA, 1.85%, due 03/25/26	185,313
634,000	Banco Santander SA, 4.38%, due 04/12/28	616,831
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	245,322
2,673,000	Bank of America Corp., 2.09% (SOFR + 1.06%), due 06/14/29(b)	2,359,460
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(b)	1,071,547
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,004,837
1,015,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	876,590
4,019,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	3,400,786
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	204,494
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,087,508
731,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(b)	643,429
659,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.33%), due 03/05/29(b)	630,216
310,000	Bank of America Corp., 4.27% (3 mo. USD Term SOFR + 1.57%), due 07/23/29(b)	299,901

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,078,000	Bank of America Corp., 4.57% (SOFR + 1.83%), due 04/27/33(b)	1,030,678
2,545,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	2,547,797
495,000	Bank of America Corp., 5.13% (3 mo. USD Term SOFR + 3.55%)(b)(e)	487,803
878,000	Bank of America Corp., 6.30% (3 mo. USD Term SOFR + 4.81%)(b)(d)(e)	884,992
1,265,000	Barclays PLC, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(b)	1,256,507
576,000	Barclays PLC, 4.38% (5 yr. CMT + 3.41%)(b)(e)	449,175
400,000	Barclays PLC, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(b)	393,383
1,382,000	Barclays PLC, 5.30% (1 yr. CMT + 2.30%), due 08/09/26(b)	1,377,448
325,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(e)	319,746
156,000	BAT Capital Corp., 3.56%, due 08/15/27	149,074
500,000	BAT Capital Corp., 6.34%, due 08/02/30	526,062
155,000	BAT International Finance PLC, 5.93%, due 02/02/29	161,280
335,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29 144A	304,814
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	486,521
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	90,840
1,712,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,861,826
1,858,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,619,580
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	635,463
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	510,505
540,000	Blackstone Private Credit Fund, 2.35%, due 11/22/24	522,527
483,000	Blackstone Private Credit Fund, 2.70%, due 01/15/25	466,216
118,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27	108,399
677,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29(d)	616,803
249,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28 144A	259,354
190,000	Block, Inc., 3.50%, due 06/01/31	169,071
404,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	374,359
945,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(b) 144A	866,404
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	226,603
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(b) 144A	191,057
1,035,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(b) 144A	882,541
280,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(e) 144A	300,110
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	207,356
2,545,000	Boeing Co., 2.20%, due 02/04/26	2,405,989
362,000	Boeing Co., 3.20%, due 03/01/29	338,967
270,000	Boeing Co., 3.90%, due 05/01/49	214,812
325,000	Boeing Co., 3.95%, due 08/01/59	250,135
971,000	Boeing Co., 5.04%, due 05/01/27	980,625
1,313,000	Boeing Co., 5.15%, due 05/01/30	1,339,132
598,000	Booking Holdings, Inc., 4.63%, due 04/13/30	603,585
645,000	BPCE SA, 4.50%, due 03/15/25 144A	633,283
282,000	Braskem Idesa SAPI, 6.99%, due 02/20/32 144A	159,558
734,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30 144A	570,696
201,000	Braskem Netherlands Finance BV, 5.88%, due 01/31/50 144A	139,501
129,076	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	117,694
189,081	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	176,741
83,782	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	86,712
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31	886,199
584,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	480,913
1,950,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	1,583,486
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,719,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,513,784
2,566,000	Broadcom, Inc., 4.11%, due 09/15/28(d)	2,510,780
510,000	Broadcom, Inc., 4.75%, due 04/15/29	511,956
1,521,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,287,882
212,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	189,366
482,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	435,453
305,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	311,859
450,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	419,711
200,000	Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	205,135
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	659,690
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(f)	572,128
2,095,000	Capital One Financial Corp., 3.30%, due 10/30/24	2,061,237
221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(b)	217,465
1,030,000	Carrier Global Corp., 5.90%, due 03/15/34 144A	1,117,109
153,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	149,528
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	198,303
184,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	168,450
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	448,873
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	191,091
450,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	402,897
369,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	355,811
514,000	Cencora, Inc., 2.80%, due 05/15/30	460,285
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(d)	107,247
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	204,184
163,000	Centene Corp., 2.45%, due 07/15/28	145,576
465,000	Centene Corp., 3.00%, due 10/15/30	403,524
279,000	Centene Corp., 3.38%, due 02/15/30	250,560
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	251,935
332,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	300,894
643,000	Charles Schwab Corp., 5.64% (SOFR + 2.21%), due 05/19/29(b)	660,448
603,000	Charles Schwab Corp., 6.20% (SOFR + 1.88%), due 11/17/29(b)	633,290
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	131,644
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	837,146
540,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	365,879
914,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	879,100
785,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	609,428
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	277,574
1,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	936,513
3,743,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,811,299
662,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	653,337
698,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	634,461

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
691,000	Cheniere Energy Partners LP, 4.50%, due 10/01/29	660,416
643,000	Chevron Corp., 2.00%, due 05/11/27	597,590
1,935,000	Cigna Group, 3.40%, due 03/01/27	1,866,412
525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	438,933
893,000	Citigroup, Inc., 3.20%, due 10/21/26	852,510
4,776,000	Citigroup, Inc., 3.40%, due 05/01/26	4,612,516
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	591,965
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	324,487
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,781,931
1,220,000	Citigroup, Inc., 3.98% (3 mo. USD Term SOFR + 1.60%), due 03/20/30(b)	1,159,252
258,000	Citigroup, Inc., 4.40%, due 06/10/25	254,944
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	421,773
928,000	Citigroup, Inc., 4.60%, due 03/09/26	916,827
3,059,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(b)(d)(e)	2,852,404
643,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	666,800
646,000	Citigroup, Inc., 6.25% (3 mo. USD Term SOFR + 4.78%)(b)(e)	639,222
858,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	755,156
241,000	Civitas Resources, Inc., 8.63%, due 11/01/30 144A	255,777
247,000	CNA Financial Corp., 2.05%, due 08/15/30	206,214
684,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	676,647
549,000	Columbia Pipelines Operating Co. LLC, 5.93%, due 08/15/30 144A	568,867
301,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	315,887
18,000	Comcast Corp., 2.89%, due 11/01/51	12,248
429,000	Comcast Corp., 3.30%, due 04/01/27	414,078
1,307,000	Comcast Corp., 3.40%, due 04/01/30	1,225,555
5,000	Comcast Corp., 3.97%, due 11/01/47	4,220
5,000	Comcast Corp., 6.50%, due 11/15/35	5,709
1,090,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	1,026,974
969,000	CommonSpirit Health, 2.76%, due 10/01/24	947,788
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	298,260
592,000	Concentrix Corp., 6.60%, due 08/02/28	609,904
250,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	227,021
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	79,612
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	312,423
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	324,220
175,000	Constellation Energy Generation LLC, 6.13%, due 01/15/34	187,761
299,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	339,102
365,000	Continental Resources, Inc., 2.88%, due 04/01/32 144A	296,875
359,000	Continental Resources, Inc., 4.90%, due 06/01/44	291,730
358,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	356,164
246,000	Corebridge Financial, Inc., 6.88% (5 yr. CMT + 3.85%), due 12/15/52(b)	245,687
232,000	Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	178,350
751,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	640,095
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	823,745
3,921,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	3,766,898
1,069,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	946,057
610,000	Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b) 144A	640,474
363,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b)(d)(e) 144A	363,368
861,000	Credit Suisse AG, 7.95%, due 01/09/25	880,697
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
270,000		CSC Holdings LLC, 3.38%, due 02/15/31 144A	197,363
37,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31(d) 144A	39,239
456,000		CVS Health Corp., 3.75%, due 04/01/30	429,333
635,000		CVS Health Corp., 4.78%, due 03/25/38	603,570
581,000		CVS Health Corp., 5.05%, due 03/25/48	546,430
130,000		CVS Health Corp., 5.13%, due 07/20/45	123,542
124,000		CVS Health Corp., 5.25%, due 01/30/31	127,394
961,938		CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	956,316
492,768		CVS Pass-Through Trust, 6.94%, due 01/10/30	503,820
1,421,077		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,496,439
445,000		Dana, Inc., 4.50%, due 02/15/32	387,682
780,000		Danske Bank AS, 6.26% (1 yr. CMT + 1.18%), due 09/22/26(b) 144A	794,112
348,000		DaVita, Inc., 3.75%, due 02/15/31 144A	286,318
611,000		DaVita, Inc., 4.63%, due 06/01/30 144A	533,812
127,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	125,878
496,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	511,600
1,144,964		Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	1,020,666
538,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(d)	520,930
741,525		Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	729,917
547,000		Deutsche Bank AG, 2.31% (SOFR + 1.22%), due 11/16/27(b)	500,704
753,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	619,201
372,000		Deutsche Bank AG, 6.82% (SOFR + 2.51%), due 11/20/29(b)(d)	392,272
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	839,234
208,000		Discover Financial Services, 4.10%, due 02/09/27	199,819
180,000		Dominion Energy, Inc., 2.85%, due 08/15/26	169,818
391,000		Dominion Energy, Inc., 3.38%, due 04/01/30	360,724
278,000	EUR	DP World Ltd., 2.38%, due 09/25/26 144A	295,538
850,000		DTE Electric Co., 2.25%, due 03/01/30	747,369
1,210,637		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	1,162,885
2,290,000		DTE Energy Co., 1.05%, due 06/01/25	2,160,206
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	340,878
145,000		Duke Energy Corp., 2.45%, due 06/01/30	126,695
609,000		Duke Energy Corp., 5.75%, due 09/15/33	645,932
435,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	327,803
220,000		Duke Energy Ohio, Inc., 5.25%, due 04/01/33	227,183
200,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	157,735
428,000		Ecopetrol SA, 6.88%, due 04/29/30	424,577
790,000		Ecopetrol SA, 8.63%, due 01/19/29	842,798
575,000		Edison International, 5.25%, due 11/15/28	579,200
546,000		EIG Pearl Holdings SARL, 3.55%, due 08/31/36 144A	476,875
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	222,284
409,000		Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(e) 144A	457,631
300,000		Elevance Health, Inc., 3.60%, due 03/15/51	236,334
15,000		Elevance Health, Inc., 5.10%, due 01/15/44	14,702
708,000		Emera U.S. Finance LP, 3.55%, due 06/15/26	682,833
313,000		Emerald Debt Merger Sub LLC, 6.63%, due 12/15/30 144A	320,080
577,000		Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	528,419
740,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	684,001
572,000		Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	529,611

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
315,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	335,855
380,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	380,596
228,000	Energian Israel Finance Ltd., 5.38%, due 03/30/28(g)	200,935
245,000	Energian Israel Finance Ltd., 5.88%, due 03/30/31(g)	207,447
382,000	Energy Transfer LP, 4.20%, due 04/15/27	371,664
540,000	Energy Transfer LP, 5.15%, due 03/15/45	497,949
580,000	Energy Transfer LP, 5.25%, due 04/15/29	585,437
150,000	Energy Transfer LP, 5.30%, due 04/01/44	138,773
590,000	Energy Transfer LP, 5.30%, due 04/15/47	544,055
847,000	Energy Transfer LP, 5.40%, due 10/01/47	794,113
1,772,000	Energy Transfer LP, 5.50%, due 06/01/27	1,796,156
720,000	Energy Transfer LP, 6.25%, due 04/15/49	747,985
120,000	Energy Transfer LP, 6.40%, due 12/01/30	128,438
1,047,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(e)	997,561
65,000	Energy Transfer LP, 6.55%, due 12/01/33	70,637
840,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(e)	776,142
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,391,526
968,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	927,797
100,000	EQM Midstream Partners LP, 7.50%, due 06/01/27 144A	102,929
66,000	EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	71,032
375,000	Equifax, Inc., 5.10%, due 12/15/27	379,028
925,000	Essex Portfolio LP, 1.70%, due 03/01/28	810,452
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,293,680
2,050,000	Eversource Energy, 2.90%, due 03/01/27	1,942,909
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,269,371
285,000	Exelon Corp., 4.70%, due 04/15/50	257,757
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,407,182
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,001,021
675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33 144A	693,604
600,000	Falabella SA, 4.38%, due 01/27/25 144A	581,685
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,130,733
2,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	2,100,984
500,000	Fifth Third Bancorp, 6.34% (SOFR + 2.34%), due 07/27/29(b)	521,247
319,000	Fifth Third Bancorp, 8.62% (3 mo. USD Term SOFR + 3.29%)(b)(e)	306,082
565,000	First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	480,956
274,000	FirstEnergy Corp., 2.65%, due 03/01/30	237,033
157,000	FirstEnergy Corp., 3.40%, due 03/01/50	110,912
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	2,035,917
350,000	Flowserve Corp., 3.50%, due 10/01/30(d)	310,987
910,000	FMC Corp., 5.15%, due 05/18/26	909,626
370,000	Ford Motor Co., 3.25%, due 02/12/32	308,226
310,000	Ford Motor Co., 4.75%, due 01/15/43	257,219
3,980,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	3,492,233
300,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	287,314
703,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	632,505
766,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	726,545
920,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	896,425
1,167,000	Ford Motor Credit Co. LLC, 6.80%, due 05/12/28	1,220,533
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
400,000	Ford Motor Credit Co. LLC, 6.80%, due 11/07/28	419,160
529,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	545,015
623,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	585,708
436,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	438,893
754,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	734,646
1,036,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31(d) 144A	803,042
213,000	Full House Resorts, Inc., 8.25%, due 02/15/28(d) 144A	200,416
1,913,000	GA Global Funding Trust, 3.85%, due 04/11/25 144A	1,876,141
165,000	Gap, Inc., 3.63%, due 10/01/29(d) 144A	141,266
235,000	Gap, Inc., 3.88%, due 10/01/31(d) 144A	193,659
626,000	Gartner, Inc., 4.50%, due 07/01/28 144A	593,857
458,000	GCI LLC, 4.75%, due 10/15/28 144A	424,071
570,000	General Motors Co., 5.00%, due 04/01/35	545,818
604,000	General Motors Co., 5.40%, due 10/15/29(d)	615,717
283,000	General Motors Co., 5.40%, due 04/01/48(d)	259,883
610,000	General Motors Co., 6.25%, due 10/02/43	625,041
2,916,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,593,797
1,060,000	General Motors Financial Co., Inc., 2.70%, due 06/10/31	890,928
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	587,478
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	422,415
1,619,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,472,374
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	909,104
320,000	Georgia Power Co., 4.95%, due 05/17/33	323,396
427,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	390,449
259,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	223,856
299,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 01/15/32	252,735
271,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/30	247,665
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,135,270
709,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, due 04/15/26	705,057
200,000	GN Bondco LLC, 9.50%, due 10/15/31 144A	195,526
1,350,000	Goldman Sachs Group, Inc., 0.86% (SOFR + 0.61%), due 02/12/26(b)	1,280,565
1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	1,083,898
1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	998,104
1,260,000	Goldman Sachs Group, Inc., 2.38% (SOFR + 1.25%), due 07/21/32(b)	1,036,246
2,757,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	2,319,209
726,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	606,227
1,200,000	Goldman Sachs Group, Inc., 3.27% (3 mo. USD Term SOFR + 1.46%), due 09/29/25(b)	1,179,965
371,000	Goldman Sachs Group, Inc., 3.50%, due 01/23/25	364,184
215,000	Goldman Sachs Group, Inc., 3.75%, due 02/25/26	210,173
2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,194,191
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,012,412
455,000	Goldman Sachs Group, Inc., 3.85%, due 01/26/27	442,801
367,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	331,547
365,000	Graphic Packaging International LLC, 4.13%, due 08/15/24	361,647
200,000	Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38 144A	209,302
225,000	Greensaif Pipelines Bidco SARL, 6.51%, due 02/23/42 144A	237,943
170,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	157,729
500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	454,760
410,000	HCA, Inc., 4.38%, due 03/15/42	347,970

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
220,000	HCA, Inc., 5.38%, due 02/01/25	219,815
275,000	HCA, Inc., 7.75%, due 07/15/36	318,025
646,000	Healthpeak OP LLC, 3.25%, due 07/15/26	620,665
119,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	109,617
53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30 144A	51,353
290,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	281,765
380,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	365,984
392,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	362,110
1,818,000	HSBC Holdings PLC, 7.39% (SOFR + 3.35%), due 11/03/28(b)	1,950,717
89,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	86,321
357,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	368,648
458,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	437,340
390,000	Huntsman International LLC, 2.95%, due 06/15/31	330,515
870,000	Huntsman International LLC, 4.50%, due 05/01/29	839,364
295,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	266,090
20,000	IHS Markit Ltd., 4.75%, due 08/01/28	19,006
256,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	269,199
114,000	Ingersoll Rand, Inc., 5.40%, due 08/14/28	117,651
120,000	Intel Corp., 5.63%, due 02/10/43	128,814
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	157,546
298,000	IQVIA, Inc., 6.25%, due 02/01/29 144A	311,738
136,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	124,577
291,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	278,423
165,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	155,253
209,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	213,379
1,050,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, due 02/02/29	924,201
447,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.63%, due 01/15/32	383,568
125,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31	107,946
282,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 02/01/28	280,587
775,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33	772,567
1,435,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,473,611
405,285	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	343,398
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,775,987
957,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	829,208
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	644,411
873,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(b)	768,775
815,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(b)	700,065
3,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	3,691,834
665,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.64%), due 11/15/48(b)	560,088
1,678,000	JPMorgan Chase & Co., 4.00% (3 mo. USD Term SOFR + 2.75%)(b)(d)(e)	1,580,589
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	930,091
3,600,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	3,504,011
1,207,000	JPMorgan Chase & Co., 4.49% (3 mo. USD Term SOFR + 3.79%), due 03/24/31(b)	1,179,549
701,000	JPMorgan Chase & Co., 4.60% (3 mo. USD Term SOFR + 3.13%)(b)(e)	678,228
440,000	JPMorgan Chase & Co., 5.00% (3 mo. USD Term SOFR + 3.38%)(b)(e)	432,202
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	589,170
80,000	KB Home, 4.00%, due 06/15/31	71,715
308,000	Kinder Morgan Energy Partners LP, 7.75%, due 03/15/32	350,473
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
720,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	517,775
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(d) 144A	1,242,837
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	185,595
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	196,387
1,732,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	1,519,013
314,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	304,253
397,000	Lam Research Corp., 2.88%, due 06/15/50	284,006
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	133,949
485,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	443,175
590,000	Lazard Group LLC, 4.38%, due 03/11/29(d)	575,102
661,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(g)	623,443
99,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(g)	90,640
450,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	342,729
429,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	360,431
3,324,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,256,075
2,434,000	Lincoln National Corp., 3.40%, due 01/15/31(d)	2,186,668
169,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	152,808
169,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	153,766
84,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	80,849
185,000	LKQ Corp., 5.75%, due 06/15/28	189,521
1,500,000	Lloyds Banking Group PLC, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(b)	1,448,194
541,000	Lloyds Banking Group PLC, 7.50% (5 yr. USD swap + 4.76%)(b)(e)	536,318
386,000	Lowe's Cos., Inc., 3.70%, due 04/15/46	306,194
1,253,000	Lowe's Cos., Inc., 5.63%, due 04/15/53	1,319,971
970,000	Lubrizol Corp., 6.50%, due 10/01/34	1,135,862
150,000	LYB International Finance BV, 4.88%, due 03/15/44	138,828
830,000	LYB International Finance III LLC, 4.20%, due 05/01/50	666,129
228,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(b)(e)	198,476
410,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	357,233
1,243,000	Macquarie Group Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(b) 144A	1,142,908
199,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(d) 144A	191,192
171,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30(d) 144A	162,695
314,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32 144A	297,507
75,000	Magellan Midstream Partners LP, 4.25%, due 09/15/46	60,774
1,255,000	Manulife Financial Corp., 3.70%, due 03/16/32(d)	1,180,306
560,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	455,378
960,000	Marriott International, Inc., 5.00%, due 10/15/27	972,560
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	352,939
698,000	Marvell Technology, Inc., 2.45%, due 04/15/28	631,028
175,000	Masonite International Corp., 3.50%, due 02/15/30(d) 144A	151,904
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(f)	440,090
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	920,901
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,679,183
294,000	MasTec, Inc., 4.50%, due 08/15/28(d) 144A	276,684
162,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	140,123
242,000	Match Group Holdings II LLC, 4.13%, due 08/01/30(d) 144A	219,840
245,000	Mauser Packaging Solutions Holding Co., 7.88%, due 08/15/26 144A	249,531
396,710	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	311,393
1,200,000	McDonald's Corp., 4.20%, due 04/01/50	1,063,415

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
252,000	MDC Holdings, Inc., 2.50%, due 01/15/31	207,498
605,000	MetLife, Inc., 6.40%, due 12/15/66	625,658
4,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	4,486,799
445,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	384,629
679,000	MGM Resorts International, 4.75%, due 10/15/28	647,355
526,000	Michaels Cos., Inc., 5.25%, due 05/01/28(d) 144A	421,402
494,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	311,544
410,000	Micron Technology, Inc., 2.70%, due 04/15/32	345,130
1,023,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,004,554
577,000	Micron Technology, Inc., 5.33%, due 02/06/29	589,577
1,002,000	Micron Technology, Inc., 6.75%, due 11/01/29	1,084,755
285,000	MidAmerican Energy Co., 4.25%, due 07/15/49	249,763
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	798,070
467,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	434,826
315,900	Millicom International Cellular SA, 6.25%, due 03/25/29(d) 144A	299,715
380,000	Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	358,952
1,250,000	Moody's Corp., 3.25%, due 05/20/50	926,827
715,000	Morgan Stanley, 1.93% (SOFR + 1.02%), due 04/28/32(b)	576,499
2,513,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	2,052,746
940,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	747,300
1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,536,652
2,133,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	1,819,466
1,301,000	Morgan Stanley, 3.13%, due 07/27/26	1,246,564
1,185,000	Morgan Stanley, 3.59%, due 07/22/28(h)	1,133,012
2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)	2,269,750
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	869,034
1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,220,206
129,000	Morgan Stanley, 4.43% (3 mo. USD Term SOFR + 1.89%), due 01/23/30(b)	125,872
241,000	Morgan Stanley, 5.12% (SOFR + 1.73%), due 02/01/29(b)	242,437
762,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	767,445
378,000	Morgan Stanley, 5.45% (SOFR + 1.63%), due 07/20/29(b)	385,723
749,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	633,856
671,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	574,849
1,705,000	MPLX LP, 1.75%, due 03/01/26	1,596,156
117,000	MPLX LP, 4.13%, due 03/01/27	114,667
377,000	MPLX LP, 4.25%, due 12/01/27	369,187
370,000	MPLX LP, 4.50%, due 04/15/38	330,803
530,000	MPLX LP, 4.70%, due 04/15/48	459,121
370,000	MPLX LP, 4.95%, due 09/01/32	362,940
337,000	MPLX LP, 5.00%, due 03/01/33	330,755
105,000	MPLX LP, 5.20%, due 03/01/47	97,628
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31	159,689
410,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(d)	335,267
678,000	MSCI, Inc., 3.63%, due 11/01/31 144A	597,517
695,000	Mylan, Inc., 5.40%, due 11/29/43	604,192
1,721,000	National Grid PLC, 5.81%, due 06/12/33	1,813,583
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,485,877
159,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	144,369
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
218,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	210,304
92,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	91,405
335,000	NatWest Group PLC, 3.75% (5 yr. CMT + 2.10%), due 11/01/29(b)	326,866
590,000	NatWest Group PLC, 6.00% (5 yr. CMT + 5.63%)(b)(e)	571,927
904,000	NatWest Markets PLC, 1.60%, due 09/29/26 144A	826,037
449,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29 144A	440,587
744,000	Netflix, Inc., 4.88%, due 04/15/28	754,644
89,000	Netflix, Inc., 5.38%, due 11/15/29 144A	92,047
787,000	Netflix, Inc., 5.88%, due 11/15/28(d)	830,549
435,000	Newmont Corp., 2.25%, due 10/01/30	376,330
285,000	Newmont Corp., 2.80%, due 10/01/29	260,947
150,000	Newmont Corp., 5.45%, due 06/09/44	153,526
308,000	News Corp., 3.88%, due 05/15/29 144A	283,640
721,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	617,521
2,085,000	NextEra Energy Capital Holdings, Inc., 5.75%, due 09/01/25	2,106,308
240,000	NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	242,317
422,000	NextEra Energy Operating Partners LP, 3.88%, due 10/15/26 144A	402,478
115,000	NextEra Energy Operating Partners LP, 4.50%, due 09/15/27 144A	110,775
145,000	NiSource, Inc., 1.70%, due 02/15/31	117,774
391,000	NiSource, Inc., 3.60%, due 05/01/30	364,494
122,000	NiSource, Inc., 5.25%, due 03/30/28	124,540
668,000	Nissan Motor Acceptance Co. LLC, 1.85%, due 09/16/26 144A	601,520
305,000	Nissan Motor Acceptance Co. LLC, 2.00%, due 03/09/26 144A	280,506
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	166,578
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	939,049
195,000	Northern States Power Co., 3.60%, due 09/15/47	154,489
1,242,000	Northrop Grumman Corp., 5.25%, due 05/01/50(d)	1,285,464
330,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	327,429
496,000	Novelis Corp., 4.75%, due 01/30/30 144A	467,272
478,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	431,500
264,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	227,157
929,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	796,362
412,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	389,566
140,000	NRG Energy, Inc., 5.25%, due 06/15/29(d) 144A	135,709
640,000	NRG Energy, Inc., 5.75%, due 01/15/28(d)	638,017
532,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	563,598
406,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(e) 144A	423,085
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	177,195
355,000	Nutrien Ltd., 4.90%, due 06/01/43(d)	333,172
2,786,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,689,119
731,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26	712,744
3,517,000	Occidental Petroleum Corp., 4.47%, due 10/10/36(i)	1,885,640
506,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	537,423
265,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	287,283
684,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	728,275
336,000	OCI NV, 6.70%, due 03/16/33 144A	344,121
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	117,797
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	62,648
213,000	OneMain Finance Corp., 9.00%, due 01/15/29	225,493

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
655,000	ONEOK, Inc., 3.10%, due 03/15/30	589,216
238,000	ONEOK, Inc., 5.65%, due 11/01/28	246,247
2,274,000	ONEOK, Inc., 6.05%, due 09/01/33	2,411,036
771,000	ONEOK, Inc., 6.63%, due 09/01/53	867,067
1,600,000	Oracle Corp., 1.65%, due 03/25/26	1,493,605
640,000	Oracle Corp., 2.95%, due 04/01/30	578,371
1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,147,207
749,000	Oracle Corp., 4.30%, due 07/08/34	702,027
425,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, due 04/30/28 144A	391,697
580,000	Ovintiv, Inc., 5.65%, due 05/15/25	583,118
191,000	Ovintiv, Inc., 5.65%, due 05/15/28	195,198
192,000	Ovintiv, Inc., 6.25%, due 07/15/33	199,005
83,000	Ovintiv, Inc., 7.20%, due 11/01/31	90,388
82,000	Owens Corning, 3.88%, due 06/01/30	77,163
621,000	Owens Corning, 3.95%, due 08/15/29	592,939
160,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27(d) 144A	160,200
170,000	Owens-Brockway Glass Container, Inc., 7.25%, due 05/15/31(d) 144A	172,574
490,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	421,046
265,000	PacifiCorp, 2.70%, due 09/15/30	230,104
583,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/27(d) 144A	544,657
171,000	Paramount Global, 4.20%, due 05/19/32(d)	153,149
352,000	Paramount Global, 4.38%, due 03/15/43	261,339
716,000	Paramount Global, 4.95%, due 05/19/50	583,176
267,000	Parkland Corp., 4.50%, due 10/01/29 144A	245,050
260,000	Parkland Corp., 4.63%, due 05/01/30 144A	239,485
415,000	PECO Energy Co., 3.05%, due 03/15/51	295,556
205,000	PECO Energy Co., 3.70%, due 09/15/47	165,980
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	539,243
32,000	Petroleos Mexicanos, 6.35%, due 02/12/48(d)	20,314
875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	815,996
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41(d)	174,171
488,000	Petroleos Mexicanos, 6.75%, due 09/21/47	320,383
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	369,065
1,012,000	Petroleos Mexicanos, 7.69%, due 01/23/50	720,876
293,000	Petroleos Mexicanos, 8.75%, due 06/02/29	285,317
1,997,276	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,925,217
1,612,339	PG&E Wildfire Recovery Funding LLC, 4.02%, due 06/01/33	1,564,792
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	786,450
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,132,585
797,000	Phillips 66 Co., 3.61%, due 02/15/25	783,702
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	135,490
544,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	560,474
960,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, due 12/15/29	885,597
73,000	PNC Financial Services Group, Inc., 3.15%, due 05/19/27	69,354
922,000	PNC Financial Services Group, Inc., 3.40% (5 yr. CMT + 2.60%)(b)(e)	740,625
2,724,000	PNC Financial Services Group, Inc., 5.35% (SOFR + 1.62%), due 12/02/28(b)	2,760,493
2,008,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.84%), due 06/12/29(b)	2,051,441
536,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)	558,671
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
474,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(e)	443,079
329,000	PNC Financial Services Group, Inc., 8.68% (3 mo. USD Term SOFR + 3.30%)(b)(e)	329,091
464,000	Popular, Inc., 7.25%, due 03/13/28	477,853
71,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	65,850
206,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28(d) 144A	205,133
130,000	Providence St Joseph Health Obligated Group, 2.75%, due 10/01/26	122,380
195,000	Public Service Electric & Gas Co., 2.70%, due 05/01/50	134,455
445,000	Public Service Electric & Gas Co., 3.00%, due 05/15/27	424,195
315,000	Public Service Electric & Gas Co., 3.20%, due 05/15/29	295,067
2,250,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	2,221,798
515,000	Public Storage Operating Co., 2.25%, due 11/09/31	441,570
275,000	QatarEnergy, 2.25%, due 07/12/31 144A	234,454
372,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	319,252
120,000	Realty Income Corp., 2.85%, due 12/15/32	102,191
350,000	Realty Income Corp., 3.25%, due 01/15/31	318,637
395,000	Regal Rexnord Corp., 6.05%, due 02/15/26 144A	399,622
342,000	Regal Rexnord Corp., 6.40%, due 04/15/33 144A	357,275
450,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	392,708
300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	307,503
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	362,816
287,000	Royalty Pharma PLC, 1.75%, due 09/02/27	257,721
415,000	RPM International, Inc., 2.95%, due 01/15/32	350,937
2,311,000	RTX Corp., 1.90%, due 09/01/31	1,882,727
2,404,000	Ryder System, Inc., 5.25%, due 06/01/28	2,439,188
338,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	331,460
911,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	891,318
301,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	302,551
635,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	635,494
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	248,917
586,000	Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), due 01/06/28(b)	537,670
1,289,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	1,215,211
1,068,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	1,037,648
259,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	251,962
347,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	292,630
415,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	412,824
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(d)	190,746
236,000	SBA Tower Trust, 6.60%, due 01/15/28 144A	243,137
531,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	436,793
2,216,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	2,155,468
496,000	Sempra, 5.50%, due 08/01/33	515,516
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	163,326
850,000	Simon Property Group LP, 6.75%, due 02/01/40	963,231
424,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	392,128
625,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	603,711
270,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	237,723
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(b) 144A	1,029,640
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,259,723
634,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(e) 144A	520,128

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
361,000	Societe Generale SA, 6.22% (1 yr. CMT + 3.20%), due 06/15/33(b)(d) 144A	361,212
810,000	Societe Generale SA, 6.43% (SOFR + 1.05%), due 01/21/26(b) 144A	804,876
1,034,000	Societe Generale SA, 6.45% (1 yr. CMT + 2.55%), due 01/10/29(b) 144A	1,071,349
250,000	Sotheby's, 7.38%, due 10/15/27 144A	241,353
570,000	Southern California Edison Co., 3.45%, due 02/01/52	418,742
335,000	Southern California Edison Co., 4.00%, due 04/01/47	274,907
1,718,000	Southern Co., 3.25%, due 07/01/26	1,659,014
1,941,000	Southern Co., 4.85%, due 06/15/28	1,958,490
305,000	Southern Co., 5.70%, due 03/15/34	321,438
755,000	Southwest Airlines Co., 2.63%, due 02/10/30	660,831
344,000	Southwestern Energy Co., 4.75%, due 02/01/32	318,735
1,701,000	Spirit Realty LP, 2.10%, due 03/15/28	1,513,342
555,000	Sprint LLC, 7.13%, due 06/15/24	557,774
158,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	136,145
680,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	626,538
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,094
20,000	Standard Industries, Inc., 5.00%, due 02/15/27 144A	19,512
244,000	Star Parent, Inc., 9.00%, due 10/01/30(d) 144A	257,467
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	165,928
200,000	State Grid Overseas Investment BVI Ltd., 3.50%, due 05/04/27 144A	194,137
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(b)	297,049
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	848,120
3,545,000	Stellantis Finance U.S., Inc., 1.71%, due 01/29/27 144A	3,222,952
114,000	Summit Materials LLC/Summit Materials Finance Corp., 7.25%, due 01/15/31 144A	120,040
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,358,367
419,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	388,393
375,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	349,202
295,000	Tapestry, Inc., 7.70%, due 11/27/30	311,271
236,000	Tapestry, Inc., 7.85%, due 11/27/33	252,477
654,000	Targa Resources Corp., 4.95%, due 04/15/52	577,293
1,873,000	Targa Resources Corp., 6.15%, due 03/01/29	1,962,019
597,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	546,846
140,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	135,587
210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	211,290
696,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	610,327
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	44,048
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	981,062
213,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	133,530
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30(d)	64,958
310,000	Thermo Fisher Scientific, Inc., 4.98%, due 08/10/30	318,184
70,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	61,773
2,669,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	2,482,732
1,717,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,630,055
1,065,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	945,838
486,000	T-Mobile USA, Inc., 5.65%, due 01/15/53	508,369
1,595,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28(d)	1,561,178
1,925,000	Toronto-Dominion Bank, 1.95%, due 01/12/27(d)	1,780,488
411,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28 144A	167,495
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
728,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25 144A	485,359
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	113,865
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	452,704
340,000	TransDigm, Inc., 5.50%, due 11/15/27	333,287
199,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	178,213
220,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	197,845
755,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	772,257
800,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	865,506
978,547	U.S. Airways Pass-Through Trust, 4.63%, due 12/03/26	952,067
1,931,000	U.S. Bancorp, 5.73% (SOFR + 1.43%), due 10/21/26(b)	1,944,980
938,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	969,857
588,000	U.S. Bancorp, 6.79% (SOFR + 1.88%), due 10/26/27(b)	614,344
688,000	Uber Technologies, Inc., 4.50%, due 08/15/29(d) 144A	657,506
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b) 144A	691,882
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(b)(d) 144A	299,836
2,497,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,438,596
364,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	386,616
281,000	UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(e) 144A	303,897
209,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(e) 144A	232,151
587,047	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	524,826
457,529	United Airlines Pass-Through Trust, 3.65%, due 07/07/27	433,699
614,755	United Airlines Pass-Through Trust, 3.75%, due 03/03/28	586,575
1,899,983	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,817,066
484,100	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	430,872
220,337	United Airlines Pass-Through Trust, 4.60%, due 09/01/27	209,496
286,368	United Airlines Pass-Through Trust, 4.88%, due 07/15/27	277,619
613,000	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	625,127
1,473,181	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	1,493,418
622,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	606,898
203,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	190,077
175,000	United Rentals North America, Inc., 3.75%, due 01/15/32	155,605
321,000	United Rentals North America, Inc., 3.88%, due 11/15/27	306,620
167,000	United Rentals North America, Inc., 3.88%, due 02/15/31	151,937
575,000	United Rentals North America, Inc., 4.88%, due 01/15/28(d)	561,219
465,000	United Rentals North America, Inc., 5.25%, due 01/15/30(d)	459,234
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	694,429
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	117,344
120,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	115,942
1,213,000	UnitedHealth Group, Inc., 5.05%, due 04/15/53	1,231,696
553,000	Universal Health Services, Inc., 1.65%, due 09/01/26	503,573
550,000	Universal Health Services, Inc., 2.65%, due 10/15/30	467,306
120,000	University of Chicago, 2.76%, due 04/01/45	90,928
350,000	University of Southern California, 2.95%, due 10/01/51	248,125
513,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	438,738
354,000	Var Energi ASA, 7.50%, due 01/15/28 144A	375,736
916,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,029,818
225,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	227,303
705,000	Vector Group Ltd., 5.75%, due 02/01/29 144A	646,269
203,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	184,558

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
313,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	276,125
495,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	523,976
365,000	VeriSign, Inc., 2.70%, due 06/15/31	313,660
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	669,246
145,000	Verizon Communications, Inc., 1.68%, due 10/30/30	119,724
873,000	Verizon Communications, Inc., 2.55%, due 03/21/31	754,076
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	394,407
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,254,510
670,000	Viatris, Inc., 2.70%, due 06/22/30	567,311
515,000	Viatris, Inc., 3.85%, due 06/22/40	384,728
631,000	Viatris, Inc., 4.00%, due 06/22/50	446,331
136,000	VICI Properties LP, 5.13%, due 05/15/32	132,730
375,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	344,909
289,000	VICI Properties LP/VICI Note Co., Inc., 4.13%, due 08/15/30 144A	263,555
610,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 12/01/29 144A	575,573
32,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(e) 144A	31,905
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	453,624
1,041,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	987,144
878,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	823,649
370,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	360,515
467,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	492,342
321,000	Vodafone Group PLC, 5.63%, due 02/10/53	325,815
437,000	Vodafone Group PLC, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(b)	451,656
340,000	WakeMed, 3.29%, due 10/01/52	247,036
474,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32	434,534
576,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42	509,960
2,480,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	2,141,360
1,637,000	Waste Management, Inc., 4.15%, due 04/15/32	1,602,201
1,481,000	Wells Fargo & Co., 2.39% (SOFR + 2.10%), due 06/02/28(b)	1,358,028
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,620,064
1,193,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	1,062,810
1,517,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	1,329,312
3,670,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	3,646,355
1,557,000	Wells Fargo & Co., 5.88%(e)(h)	1,546,165
514,000	Western Midstream Operating LP, 4.05%, due 02/01/30(c)	482,564
128,000	Western Midstream Operating LP, 6.15%, due 04/01/33	133,228
350,000	William Carter Co., 5.63%, due 03/15/27 144A	345,837
492,000	Williams Cos., Inc., 3.75%, due 06/15/27	474,901
419,000	Williams Cos., Inc., 4.65%, due 08/15/32	408,957
530,000	Williams Cos., Inc., 5.40%, due 03/02/26	535,713
224,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	202,866
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(d) 144A	235,878
665,000	WP Carey, Inc., 2.25%, due 04/01/33	519,471
50,000	XPO, Inc., 7.13%, due 06/01/31 144A	51,879
610,000	Yale University, 2.40%, due 04/15/50	402,835
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	903,703
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,191,735
335,000	Zayo Group Holdings, Inc., 4.00%, due 03/01/27 144A	268,960
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
311,000	Zayo Group Holdings, Inc., 6.13%, due 03/01/28 144A	228,731
		551,286,112
	Mortgage Backed Securities - Private Issuers — 8.4%
127,213	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(h) 144A	116,798
222,110	Angel Oak Mortgage Trust, Series 2021-2, Class A1, 0.99%, due 04/25/66(h) 144A	188,600
433,211	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(h) 144A	351,474
425,911	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(h) 144A	360,403
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,581,415
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,099,168
245,524	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(h) 144A	201,854
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32(h) 144A	77,080
3,110,000	Bank, Series 2017-BNK5, Class A4, 3.13%, due 06/15/60	2,923,857
991,501	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	859,456
2,050,000	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,803,433
1,806,000	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,643,288
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,522,124
3,000,000	Bank, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,559,837
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,842,545
6,900,000	Bank5, Series 2023-5YR2, Class A3, 6.66%, due 07/15/56(h)	7,317,890
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 6.28% (1 mo. USD Term SOFR + 0.92%), due 03/15/37(b) 144A	2,788,115
100,000	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	97,450
60,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	55,818
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,702,554
1,300,000	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.30%, due 09/15/56(h)	1,359,247
270,000	BBCMS Trust, Series 2015-SRCH, Class D, 4.96%, due 08/10/35(h) 144A	197,054
122,776	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	113,512
120,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	108,859
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,163,754
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	497,430
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,124,154
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,720,936
3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,752,558
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,335,311
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	780,285
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,436,005
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,091,683
1,800,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,499,105
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,604,060
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.57%, due 07/15/56(h)	3,132,006
1,200,000	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,270,012
2,265,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, due 05/15/55(h)	2,325,247
2,700,000	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.53%, due 08/15/56(h)	2,849,975
3,100,000	BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.05%, due 11/15/56(h)	3,367,041
213,639	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(h) 144A	189,554

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,478,765	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(h) 144A	1,460,675
570,174	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 6.40% (1 mo. USD Term SOFR + 1.03%), due 10/15/36(b) 144A	568,872
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 6.18% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,478,671
537,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	538,466
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,066,715
974,402	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(h) 144A	941,481
550,754	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	523,726
2,307,919	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,187,315
233,000	CFK Trust, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	203,110
27,500,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.43%, due 05/10/47(h)	2,643
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	293,899
360,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82%, due 10/12/40(h) 144A	365,318
323,009	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(h) 144A	260,238
460,588	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(h) 144A	368,123
322,328	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(h) 144A	268,068
632,985	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(h) 144A	533,384
295,000	COMM Mortgage Trust, Series 2013-300P, Class D, 4.39%, due 08/10/30(h) 144A	232,964
3,500,000	COMM Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, due 03/10/48	3,396,367
786,835	COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	763,864
862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	831,907
190,000	COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, due 10/10/29 144A	169,402
303,000	COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	290,727
993,500	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	916,430
1,335,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	1,228,492
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	929,864
1,804,355	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,530,690
208,372	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(h) 144A	198,430
284,571	CSMC Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	263,537
686,349	CSMC Trust, Series 2020-RPL6, Class A1, 3.38%, due 03/25/59(h) 144A	683,454
257,725	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(h) 144A	220,648
233,007	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(h) 144A	195,200
161,042	CSMC Trust, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(h) 144A	128,414
547,115	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(h) 144A	440,426
303,931	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(h) 144A	257,409
143,306	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(h) 144A	114,987
477,184	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M1A, 6.34% (SOFR 30-day average + 1.00%), due 01/25/42(b) 144A	475,878
390,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, 7.74% (SOFR 30-day average + 2.40%), due 02/25/42(b) 144A	395,322
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 8.24% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	390,938
520,327	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.64% (SOFR 30-day average + 2.30%), due 01/25/43(b) 144A	533,027
254,112	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(h) 144A	216,604
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
598,319	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(h) 144A	492,536
6,161	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(h) 144A	5,043
231,253	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(h) 144A	190,308
201,652	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(h) 144A	166,166
306,514	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(h) 144A	253,536
342,500	GCAT Trust, Series 2023-NQM2, Class A1, 5.84%, due 11/25/67(c) 144A	342,617
266,000	GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	252,197
445,385	GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 6.18% (1 mo. USD Term SOFR + 0.81%), due 11/21/35(b) 144A	440,397
823,511	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	810,395
2,636,551	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,559,579
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,350,480
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,021,986
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,571,633
139,047	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(h) 144A	119,138
52,179	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(h) 144A	47,757
171,827	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(h) 144A	145,747
338,848	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.94%, due 02/25/68(c) 144A	338,425
664,659	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	628,268
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	302,206
2,077,768	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(h) 144A	2,061,149
779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	738,918
769,281	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	763,880
677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	645,844
1,137,149	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,074,976
1,370,252	Legacy Mortgage Asset Trust, Series 2019-PR1, Class A1, 7.86%, due 09/25/59(c) 144A	1,369,248
686,318	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.88%, due 10/25/59(c) 144A	686,273
71,147	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(c) 144A	69,913
1,544	MetLife Securitization Trust, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(h) 144A	1,276
133,414	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(h) 144A	121,778
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,675,651
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	774,508
2,434,445	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60%, due 09/15/49	2,272,826
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,464,678
2,000,000	Morgan Stanley Capital I Trust, Series 2018-L1, Class A3, 4.14%, due 10/15/51	1,921,295
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,370,461
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	817,388

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
145,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.79%, due 11/15/32(h) 144A	89,206
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43(h) 144A	159,609
138,879	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.22% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	134,247
199,398	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	182,958
128,025	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(h) 144A	104,842
283,921	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(h) 144A	219,723
474,221	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(h) 144A	365,234
422,549	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(h) 144A	363,077
13,460	PSMC Trust, Series 2021-2, Class A3, 2.50%, due 05/25/51(h) 144A	11,847
974,397	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	926,074
356,575	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, due 08/25/57(h)	337,058
1,448,524	Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,367,978
594,853	Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	563,576
1,112,475	Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,049,472
857,715	Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00%, due 02/25/59	785,693
761,963	Seasoned Credit Risk Transfer Trust, Series 2020-1, Class MA, 2.50%, due 08/25/59	690,281
1,999,678	Seasoned Credit Risk Transfer Trust, Series 2022-1, Class MAU, 3.25%, due 11/25/61	1,809,673
225,740	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(h) 144A	217,268
3,673	Sequoia Mortgage Trust, Series 2021-1, Class A1, 2.50%, due 03/25/51(h) 144A	3,021
510,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	399,808
498,269	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(h) 144A	427,526
254,040	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(h) 144A	237,677
270,950	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(h) 144A	259,821
222,059	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(h) 144A	208,904
98,386	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.47% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	99,000
321,008	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	284,031
470,886	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	454,834
86,505	Verus Securitization Trust, Series 2020-5, Class A1, 1.22%, due 05/25/65(c) 144A	80,290
326,790	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(h) 144A	273,463
201,056	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(h) 144A	160,776
469,350	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(h) 144A	387,679
135,732	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(h) 144A	123,502
6,491	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 5.66%, due 09/25/33(h)	6,011
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,392,070
3,100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,924,247
872,795	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	818,801
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,484,606
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,489,862
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,654,828
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	709,246
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,431,833
		140,434,760
	Mortgage Backed Securities - U.S. Government Agency Obligations — 27.9%
2,107,669	Federal Home Loan Mortgage Corp., 4.00%, due 05/01/52	1,994,059
907,788	Federal Home Loan Mortgage Corp., 4.00%, due 08/01/52	858,120
515,838	Federal Home Loan Mortgage Corp., 4.00%, due 04/01/53	490,249
2,178	Federal Home Loan Mortgage Corp., Pool # 841542, 5.16%, (SOFR 30-day average + 2.34%), due 02/01/53(b)	2,179
180,845	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	181,105
121,375	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	117,735
229,988	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	214,796
177,041	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	173,180
112,848	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	118,151
57,810	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	59,687
207,096	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	211,052
395,546	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	396,194
273,095	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	251,871
163,885	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	158,483
551,882	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	500,898
254,359	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	231,824
42,130	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	41,869
21,702	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	20,315
309,745	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	299,532
164,223	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	158,808
150,876	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	149,585
82,845	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	77,060
545,118	Federal Home Loan Mortgage Corp., Pool # G16634, 3.00%, due 10/01/31	525,071
47,600	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	43,663
214,315	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	200,620
884,179	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	807,765
320,961	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	298,366
139,422	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	131,126
568,922	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	572,006
753,165	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	712,828
910,714	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	831,310
98,143	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	89,657
69,366	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	63,915
80,749	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	77,994
503,178	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	473,441
247,754	Federal Home Loan Mortgage Corp., Pool # G61995, 4.00%, due 11/01/44	241,559
61,193	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	57,603
267,711	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	245,074
165,304	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	155,603
23,780	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	22,327
133,929	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	128,873

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
197,826	Federal Home Loan Mortgage Corp., Pool # J34888, 2.50%, due 07/01/31	187,347
493,888	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	481,894
72,578	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	68,766
158,456	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	150,101
462,099	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	440,033
174,232	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	164,682
403,902	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	389,468
45,634	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	42,907
334,432	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	314,808
388,524	Federal Home Loan Mortgage Corp., Pool # Q42618, 3.00%, due 08/01/46	354,102
57,850	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	54,153
766,097	Federal Home Loan Mortgage Corp., Pool # Q44455, 3.50%, due 11/01/46	720,510
167,492	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	156,788
539,375	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	507,722
28,080	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	26,432
13,504	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	13,058
55,367	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	53,576
45,045	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	44,674
175,921	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	169,975
133,268	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	128,723
1,223,153	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	1,098,146
752,418	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	674,491
536,147	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	480,618
198,249	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	177,316
722,643	Federal Home Loan Mortgage Corp., Pool # QB4847, 2.50%, due 10/01/50	616,401
734,317	Federal Home Loan Mortgage Corp., Pool # QB6476, 2.50%, due 12/01/50	636,295
264,568	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	228,747
1,402,070	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,167,007
837,699	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	714,459
417,369	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	357,316
469,536	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	419,943
127,323	Federal Home Loan Mortgage Corp., Pool # QD9911, 2.50%, due 04/01/52	108,444
855,723	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	819,466
70,193	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	67,354
2,183,412	Federal Home Loan Mortgage Corp., Pool # QN1779, 2.50%, due 03/01/35	2,025,045
248,114	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	222,956
1,585,399	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,424,155
900,173	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	807,222
453,684	Federal Home Loan Mortgage Corp., Pool # RA2572, 3.50%, due 05/01/50	422,954
1,725,995	Federal Home Loan Mortgage Corp., Pool # RA2790, 2.50%, due 06/01/50	1,479,684
1,643,189	Federal Home Loan Mortgage Corp., Pool # RA2853, 2.50%, due 06/01/50	1,408,694
648,277	Federal Home Loan Mortgage Corp., Pool # RA3206, 2.00%, due 08/01/50	540,028
965,976	Federal Home Loan Mortgage Corp., Pool # RA4912, 3.00%, due 03/01/51	856,151
239,272	Federal Home Loan Mortgage Corp., Pool # RA5286, 2.50%, due 05/01/51	204,105
13,255	Federal Home Loan Mortgage Corp., Pool # RA5767, 2.50%, due 09/01/51	10,936
317,605	Federal Home Loan Mortgage Corp., Pool # RA6432, 2.50%, due 12/01/51	272,459
1,561,837	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,442,476
610,662	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	565,820
3,758,915	Federal Home Loan Mortgage Corp., Pool # RA7195, 3.50%, due 04/01/52	3,481,032
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,783,867	Federal Home Loan Mortgage Corp., Pool # RA7881, 5.00%, due 09/01/52	3,752,412
2,514,610	Federal Home Loan Mortgage Corp., Pool # RA7942, 5.50%, due 09/01/52	2,556,910
1,859,548	Federal Home Loan Mortgage Corp., Pool # RA8248, 5.00%, due 11/01/52	1,844,808
1,937	Federal Home Loan Mortgage Corp., Pool # RA8760, 5.50%, due 03/01/53	1,955
1,793,052	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,538,139
1,331,968	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	1,204,273
4,629,343	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	4,305,061
2,471,619	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	2,345,373
1,262,772	Federal Home Loan Mortgage Corp., Pool # SB8189, 4.00%, due 11/01/37	1,239,561
333,606	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	331,932
1,694,492	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,685,992
445,455	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	443,237
238,325	Federal Home Loan Mortgage Corp., Pool # SB8260, 5.00%, due 10/01/38	239,745
753,299	Federal Home Loan Mortgage Corp., Pool # SB8262, 5.00%, due 09/01/38	757,788
419,439	Federal Home Loan Mortgage Corp., Pool # SB8510, 2.00%, due 02/01/36	379,240
887,217	Federal Home Loan Mortgage Corp., Pool # SD0100, 3.00%, due 10/01/49	796,708
1,697,380	Federal Home Loan Mortgage Corp., Pool # SD0499, 3.00%, due 08/01/50	1,530,167
1,112,388	Federal Home Loan Mortgage Corp., Pool # SD0558, 2.50%, due 03/01/51	961,771
1,215,688	Federal Home Loan Mortgage Corp., Pool # SD0619, 4.00%, due 07/01/50	1,166,519
1,031,225	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	889,113
438,411	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	392,950
445,718	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	398,402
583,362	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	568,583
3,031,468	Federal Home Loan Mortgage Corp., Pool # SD1217, 2.00%, due 03/01/52	2,515,010
3,202,726	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	3,124,671
1,430,296	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,395,559
363,687	Federal Home Loan Mortgage Corp., Pool # SD1454, 4.50%, due 08/01/52	355,477
1,780,125	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,736,741
2,761,844	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,647,673
992,506	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	970,160
918,801	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	895,523
977,244	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	969,498
553,221	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	539,263
3,829,424	Federal Home Loan Mortgage Corp., Pool # SD1809, 4.50%, due 09/01/52	3,736,096
482,583	Federal Home Loan Mortgage Corp., Pool # SD1944, 5.00%, due 12/01/52	481,055
789,778	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	783,518
982,681	Federal Home Loan Mortgage Corp., Pool # SD2032, 5.00%, due 12/01/52	983,678
3,334,194	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	3,386,997
480,869	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	468,659
1,752,442	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,738,542
452,369	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	442,096
1,933,345	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,885,855
2,563,858	Federal Home Loan Mortgage Corp., Pool # SD3159, 5.00%, due 06/01/53	2,544,628
2,563,050	Federal Home Loan Mortgage Corp., Pool # SD3278, 5.00%, due 06/01/53	2,557,053
395,557	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	401,748
864,243	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	857,972
2,973,663	Federal Home Loan Mortgage Corp., Pool # SD3401, 5.00%, due 07/01/53	2,960,102
438,686	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	445,899
1,063,046	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	1,057,122

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,535,860	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,498,914
1,986,215	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,935,471
1,300,495	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,296,706
5,942	Federal Home Loan Mortgage Corp., Pool # SD3675, 6.00%, due 09/01/53	6,061
5,556	Federal Home Loan Mortgage Corp., Pool # SD3758, 6.00%, due 08/01/53	5,709
695	Federal Home Loan Mortgage Corp., Pool # SD3839, 5.50%, due 09/01/53	700
2,983	Federal Home Loan Mortgage Corp., Pool # SD3896, 6.00%, due 10/01/53	3,048
7,913	Federal Home Loan Mortgage Corp., Pool # SD3906, 6.00%, due 10/01/53	8,098
3,157,993	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	2,725,368
3,078,661	Federal Home Loan Mortgage Corp., Pool # SD7544, 3.00%, due 07/01/51	2,771,372
2,476,768	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	2,139,396
1,713,391	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,539,473
2,073,345	Federal Home Loan Mortgage Corp., Pool # SD7557, 4.50%, due 12/01/52	2,028,811
2,642	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,467
975,539	Federal Home Loan Mortgage Corp., Pool # SD8075, 3.50%, due 07/01/50	909,008
4,212,367	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,468,851
776,355	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	606,396
378,225	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	310,976
547,369	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	450,554
2,626,796	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	2,159,048
1,120,756	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	920,894
33,620	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	27,580
3,365,476	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,877,350
987,400	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	842,864
1,958,990	Federal Home Loan Mortgage Corp., Pool # SD8177, 2.00%, due 11/01/51	1,604,763
1,354,423	Federal Home Loan Mortgage Corp., Pool # SD8183, 2.50%, due 12/01/51	1,154,422
478,593	Federal Home Loan Mortgage Corp., Pool # SD8189, 2.50%, due 01/01/52	407,908
365,765	Federal Home Loan Mortgage Corp., Pool # SD8221, 3.50%, due 06/01/52	336,050
2,898,510	Federal Home Loan Mortgage Corp., Pool # SD8227, 4.00%, due 07/01/52	2,746,293
2,485,889	Federal Home Loan Mortgage Corp., Pool # SD8231, 4.50%, due 07/01/52	2,414,054
5,241,851	Federal Home Loan Mortgage Corp., Pool # SD8236, 3.50%, due 08/01/52	4,814,703
1,454,815	Federal Home Loan Mortgage Corp., Pool # SD8237, 4.00%, due 08/01/52	1,378,414
1,959,886	Federal Home Loan Mortgage Corp., Pool # SD8243, 3.50%, due 09/01/52	1,800,378
455,649	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	463,674
3,966,281	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,931,184
1,487,048	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,495,891
110,079	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	106,439
297,655	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	287,467
406,479	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	393,081
236,000	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	215,195
31,534	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	29,519
736,172	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	695,919
224,279	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	216,579
141,750	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	136,395
1,229,689	Federal Home Loan Mortgage Corp., Pool # ZS4763, 3.50%, due 04/01/48	1,149,455
4,266,430	Federal Home Loan Mortgage Corp., Pool # ZS7930, 3.00%, due 01/01/33	4,074,986
1,038,551	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	973,696
379,538	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	396,821
183,930	Federal Home Loan Mortgage Corp., Pool # ZT1748, 5.00%, due 01/01/49	185,000
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
349,822	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	317,868
11,317,197	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.32%, due 01/25/30(h)	738,419
34,916	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	36,672
1,000,000	Federal Home Loan Mortgage Corp. REMICS, Series 5250, Class NH, 3.00%, due 08/25/52	877,784
1,129,961	Federal National Mortgage Association, 4.00%, due 06/01/52	1,083,132
725,239	Federal National Mortgage Association, 4.00%, due 06/01/52	686,160
173,642	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	176,701
167,982	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	164,093
115,563	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	118,853
206,677	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	213,099
143,611	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	145,511
9,839	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	9,322
296,025	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	273,139
470,769	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	445,716
129,799	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	114,432
256,198	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	241,315
104,072	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	101,402
803,404	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	739,931
1,669,177	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,669,371
161,265	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	161,300
124,586	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	130,273
349,462	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	341,077
69,134	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	70,335
329,343	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	329,416
280,081	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	265,697
141,562	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	137,976
297,944	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	298,010
558,882	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	529,486
353,456	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	344,392
367,969	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	347,473
416,006	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	393,001
26,055	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	24,701
544,643	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	536,082
518,264	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	484,492
476,412	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	459,356
38,370	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	36,068
41,815	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	39,089
106,101	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	99,736
65,472	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	63,792
46,406	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	42,740
165,895	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	152,860
30,055	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	27,683
292,033	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	273,003
33,908	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	31,858
9,347	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	8,776
123,971	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	116,388
70,965	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	68,531

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
93,663	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	90,450
155,337	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	145,213
69,916	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	65,121
102,405	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	95,391
174,068	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	150,645
1,535,184	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,394,025
33,544	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	30,481
114,826	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	107,159
73,244	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	66,935
28,737	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	27,751
186,149	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	170,243
395,122	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	381,565
72,042	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	67,346
29,805	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	28,922
245,427	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	237,088
2,782,721	Federal National Mortgage Association, Pool # BJ0104, 3.50%, due 10/01/47	2,601,310
396,022	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	389,858
215,702	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	213,040
117,389	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	110,348
109,696	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	105,932
640,885	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	602,460
733,351	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	700,469
489,830	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	446,204
44,293	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	40,380
177,711	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	162,012
145,358	Federal National Mortgage Association, Pool # BM3286, 4.50%, due 11/01/47	144,672
350,281	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	327,445
269,526	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	269,541
129,315	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	121,900
710,887	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	685,833
511,102	Federal National Mortgage Association, Pool # BM4377, 4.89%, (1 yr. RFUCC Treasury + 1.89%), due 04/01/38(b)	529,387
8,963	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	8,411
471,818	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	434,586
619,926	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	567,925
139,750	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	130,639
45,905	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	42,912
253,488	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	244,633
99,286	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	95,880
220,682	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	201,416
8,209	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	7,659
565,675	Federal National Mortgage Association, Pool # BM6482, 5.35%, (1 yr. RFUCC Treasury + 1.89%), due 04/01/47(b)	579,591
735,846	Federal National Mortgage Association, Pool # BN6216, 4.50%, due 03/01/49	729,115
199,445	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	185,945
8,476	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	7,597
384,070	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	360,332
235,115	Federal National Mortgage Association, Pool # BP2898, 4.00%, due 03/01/50	225,109
341,398	Federal National Mortgage Association, Pool # BP5462, 2.50%, due 06/01/50	296,255
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
281,966	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	252,071
1,336,215	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	1,144,885
5,204,813	Federal National Mortgage Association, Pool # BP9250, 2.50%, due 07/01/50	4,486,396
671,380	Federal National Mortgage Association, Pool # BQ3132, 2.00%, due 10/01/50	566,012
467,173	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	404,970
909,923	Federal National Mortgage Association, Pool # BU8763, 3.00%, due 04/01/52	808,370
1,340,893	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	1,208,773
3,162,211	Federal National Mortgage Association, Pool # BW9918, 5.00%, due 10/01/52	3,155,172
756,896	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	750,285
468,110	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	439,476
294,469	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	275,273
12,662	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	12,216
250,692	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	241,002
609,048	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	611,275
406,282	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	365,517
31,672	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	28,436
527,330	Federal National Mortgage Association, Pool # CA4831, 4.50%, due 12/01/49	517,454
462,764	Federal National Mortgage Association, Pool # CA5229, 3.00%, due 02/01/50	414,446
2,794,233	Federal National Mortgage Association, Pool # CA5354, 3.50%, due 03/01/50	2,605,119
551,954	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	514,477
346,083	Federal National Mortgage Association, Pool # CA5571, 4.00%, due 04/01/50	332,205
4,786,252	Federal National Mortgage Association, Pool # CA6097, 3.50%, due 06/01/50	4,449,665
2,804,190	Federal National Mortgage Association, Pool # CA6635, 2.50%, due 08/01/50	2,433,350
1,126,381	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	1,005,039
349,716	Federal National Mortgage Association, Pool # CA6799, 2.00%, due 08/01/50	289,301
570,135	Federal National Mortgage Association, Pool # CA6871, 2.50%, due 08/01/35	528,596
1,287,241	Federal National Mortgage Association, Pool # CA6872, 2.50%, due 08/01/35	1,193,841
761,006	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	659,229
3,508,874	Federal National Mortgage Association, Pool # CA8062, 2.50%, due 12/01/50	3,013,283
126,000	Federal National Mortgage Association, Pool # CA8895, 2.50%, due 02/01/51	107,690
153,044	Federal National Mortgage Association, Pool # CA9090, 2.50%, due 02/01/51	130,765
1,386,369	Federal National Mortgage Association, Pool # CA9227, 2.50%, due 02/01/51	1,195,363
5,699,733	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,927,947
1,328,209	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	1,095,837
2,908,730	Federal National Mortgage Association, Pool # CB2095, 3.00%, due 11/01/51	2,578,071
529,976	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	455,953
448,620	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	385,883
453,994	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	422,493
803,373	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	688,488
2,117,860	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	2,018,247
1,058,502	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	1,032,902
435,621	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	424,666
4,093,248	Federal National Mortgage Association, Pool # CB4088, 4.00%, due 07/01/52	3,913,111
1,216,136	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,181,044
2,159,160	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	2,122,288
1,993,875	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,936,341
2,364,351	Federal National Mortgage Association, Pool # CB4620, 5.00%, due 09/01/52	2,347,078
505,416	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	493,077
375,342	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	372,367

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,298,930	Federal National Mortgage Association, Pool # CB4908, 5.50%, due 10/01/52	2,329,796
1,808,544	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,809,232
1,514,973	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,508,677
1,899	Federal National Mortgage Association, Pool # CB6222, 5.50%, due 05/01/53	1,917
1,308,157	Federal National Mortgage Association, Pool # CB6247, 5.00%, due 05/01/53	1,305,606
2,291,521	Federal National Mortgage Association, Pool # CB6899, 5.00%, due 08/01/53	2,303,481
694,501	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	632,735
184,912	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	172,857
187,437	Federal National Mortgage Association, Pool # FM1266, 5.00%, due 07/01/49	188,527
135,345	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	123,291
540,732	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	495,197
556,284	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	501,960
286,641	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	262,593
390,727	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	351,160
277,842	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	249,618
2,848,993	Federal National Mortgage Association, Pool # FM2217, 3.00%, due 03/01/47	2,623,915
1,857,417	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,710,665
763,523	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	735,428
364,565	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	350,398
391,278	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	363,290
535,176	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	535,289
354,551	Federal National Mortgage Association, Pool # FM2674, 4.00%, due 03/01/50	340,407
1,261,302	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	1,175,931
699,797	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	606,850
2,830,553	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	2,361,402
28,217	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	27,137
2,366,071	Federal National Mortgage Association, Pool # FM5721, 3.00%, due 12/01/40	2,183,807
914,152	Federal National Mortgage Association, Pool # FM5996, 4.50%, due 03/01/49	902,213
733,395	Federal National Mortgage Association, Pool # FM6273, 3.00%, due 12/01/34	701,605
1,937,543	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,616,383
798,060	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	759,928
732,598	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	707,502
263,840	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	233,854
1,126,640	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	1,086,414
1,788,572	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,720,415
568,046	Federal National Mortgage Association, Pool # FM8161, 2.50%, due 08/01/51	489,270
1,828,845	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,758,642
1,419,177	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	1,336,090
911,173	Federal National Mortgage Association, Pool # FM8422, 2.50%, due 08/01/51	777,353
884,947	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	761,733
1,485,773	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,433,646
1,535,701	Federal National Mortgage Association, Pool # FM9412, 2.50%, due 11/01/51	1,325,501
1,398,623	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,289,833
387,676	Federal National Mortgage Association, Pool # FM9468, 2.50%, due 11/01/51	334,685
1,184,764	Federal National Mortgage Association, Pool # FM9674, 3.50%, due 06/01/49	1,107,594
963,901	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	831,332
3,881,706	Federal National Mortgage Association, Pool # FM9728, 2.50%, due 11/01/51	3,340,686
549,224	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	528,059
1,037,511	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	895,822
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,132,230	Federal National Mortgage Association, Pool # FS0065, 4.50%, due 12/01/50	1,117,325
1,122,279	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	961,957
2,281,341	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	2,034,201
128,426	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	123,874
2,098,662	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,876,340
394,173	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	350,236
456,587	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	409,623
744,795	Federal National Mortgage Association, Pool # FS1205, 3.50%, due 04/01/52	686,731
1,350,266	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,204,050
553,992	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	516,494
412,718	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	370,538
1,305,516	Federal National Mortgage Association, Pool # FS1590, 2.50%, due 04/01/52	1,118,345
336,518	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	324,727
525,623	Federal National Mortgage Association, Pool # FS1624, 2.50%, due 10/01/51	452,370
223,594	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	212,732
2,858,412	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,450,623
1,344,498	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,293,804
2,449,722	Federal National Mortgage Association, Pool # FS2167, 4.50%, due 06/01/52	2,387,955
2,491,455	Federal National Mortgage Association, Pool # FS2238, 4.00%, due 03/01/51	2,395,613
75,498	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	72,352
282,030	Federal National Mortgage Association, Pool # FS2415, 4.50%, due 08/01/52	275,683
4,214,619	Federal National Mortgage Association, Pool # FS2616, 5.00%, due 08/01/52	4,223,144
1,678,783	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,642,723
1,157,295	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	1,094,213
509,721	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	498,772
168,443	Federal National Mortgage Association, Pool # FS3045, 5.00%, due 10/01/52	168,076
651,044	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	634,552
669,691	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	653,344
2,067,476	Federal National Mortgage Association, Pool # FS3175, 4.50%, due 11/01/52	2,020,809
559,369	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	556,563
366,273	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	364,557
1,788,930	Federal National Mortgage Association, Pool # FS3359, 5.50%, due 12/01/52	1,819,024
678,035	Federal National Mortgage Association, Pool # FS3405, 5.50%, due 12/01/52	692,204
564	Federal National Mortgage Association, Pool # FS3407, 5.50%, due 12/01/52	570
2,091	Federal National Mortgage Association, Pool # FS3409, 5.50%, due 12/01/52	2,106
964,993	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	962,833
224,315	Federal National Mortgage Association, Pool # FS3433, 5.50%, due 12/01/52	227,673
8,951	Federal National Mortgage Association, Pool # FS3434, 5.50%, due 12/01/52	9,038
1,830,236	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,785,511
4,000,954	Federal National Mortgage Association, Pool # FS3669, 4.00%, due 03/01/46	3,908,308
1,306,804	Federal National Mortgage Association, Pool # FS3811, 4.50%, due 12/01/52	1,273,665
2,269,976	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	2,267,515
19,310	Federal National Mortgage Association, Pool # FS4300, 5.50%, due 04/01/53	19,452
1,225,972	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,194,845
1,541,253	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,433,347
403,297	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	394,169
1,359,741	Federal National Mortgage Association, Pool # FS5373, 2.00%, due 04/01/37	1,229,362
2,542,880	Federal National Mortgage Association, Pool # FS5397, 5.00%, due 07/01/53	2,536,478
2,943,884	Federal National Mortgage Association, Pool # FS5625, 5.00%, due 08/01/53	2,943,532

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
71,760	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	65,583
103,954	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	90,621
17,514	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	16,913
2,500,029	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	2,271,956
1,707,404	Federal National Mortgage Association, Pool # MA2868, 2.50%, due 01/01/32	1,610,565
307,741	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	297,149
367,515	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	345,998
85,450	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	79,829
395,936	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	372,761
386,471	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	363,378
78,205	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	74,788
3,260,715	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	3,048,149
137,397	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	132,894
97,851	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	91,472
248,694	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	232,480
80,835	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	79,457
54,316	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	53,645
233,622	Federal National Mortgage Association, Pool # MA3414, 3.50%, due 07/01/48	218,341
74,213	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	69,343
59,979	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	57,475
605,044	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	542,833
3,893,460	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,490,716
124,524	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	111,457
351,607	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	332,455
706,993	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	583,072
450,564	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	403,220
123,385	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	105,871
1,629,820	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,342,044
407,538	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	319,095
323,137	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	278,453
2,643,880	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	2,177,778
3,463,225	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,705,202
494,288	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	425,935
488,638	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	382,592
1,760,394	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,448,650
969,977	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	759,216
1,976,494	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,624,947
504,725	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	434,926
100,255	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	82,397
3,175,145	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	2,609,573
11,300,781	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	9,278,499
1,494,694	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,276,884
428,250	Federal National Mortgage Association, Pool # MA4328, 1.50%, due 05/01/36	373,410
906,627	Federal National Mortgage Association, Pool # MA4329, 2.00%, due 05/01/36	819,149
280,023	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	240,260
319,366	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	272,300
448,972	Federal National Mortgage Association, Pool # MA4359, 1.50%, due 06/01/36	392,405
1,191,018	Federal National Mortgage Association, Pool # MA4361, 2.50%, due 06/01/36	1,098,040
2,909,042	Federal National Mortgage Association, Pool # MA4378, 2.00%, due 07/01/51	2,386,636
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
411,112	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	365,569
1,638,669	Federal National Mortgage Association, Pool # MA4382, 1.50%, due 07/01/36	1,431,222
165,281	Federal National Mortgage Association, Pool # MA4398, 2.00%, due 08/01/51	135,566
447,217	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	381,699
369,519	Federal National Mortgage Association, Pool # MA4414, 2.50%, due 09/01/51	315,288
806,772	Federal National Mortgage Association, Pool # MA4418, 2.00%, due 09/01/36	729,172
3,548,218	Federal National Mortgage Association, Pool # MA4437, 2.00%, due 10/01/51	2,908,090
1,817,430	Federal National Mortgage Association, Pool # MA4493, 2.50%, due 12/01/51	1,549,246
2,874,755	Federal National Mortgage Association, Pool # MA4497, 2.00%, due 12/01/36	2,582,234
453,806	Federal National Mortgage Association, Pool # MA4512, 2.50%, due 01/01/52	386,571
921,662	Federal National Mortgage Association, Pool # MA4536, 2.00%, due 02/01/37	827,873
984,193	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	872,320
583,967	Federal National Mortgage Association, Pool # MA4579, 3.00%, due 04/01/52	517,584
469,687	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	431,699
1,267,585	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,201,094
972,137	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	944,045
928,450	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	921,095
1,086,249	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	1,076,643
1,492,616	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,518,045
447,545	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	462,583
2,170	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	2,208
4,870	Federal National Mortgage Association-ACES, Series 2018-M10, Class A1, 3.36%, due 07/25/28(h)	4,846
116,998	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	117,214
22,162	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	22,196
132,001	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	129,514
122,003	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	119,705
311,781	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	312,133
481,608	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	482,152
248,812	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	241,752
18,506	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	17,085
1,584,851	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,536,561
175,429	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	174,833
2,945,397	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,584,442
399,420	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	391,485
103,487	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	93,081
673,322	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	636,761
379,278	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	358,706
181,245	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	172,271
27,099	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	25,012
121,831	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	115,813
68,907	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	63,598
233,685	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	215,683
187,467	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	178,261
39,235	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	36,213
128,011	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	125,559
56,824	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	52,447
117,191	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	110,864

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
95,142	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	92,557
85,909	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	79,289
198,999	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	187,855
80,349	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	78,091
118,946	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	115,678
224,794	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	225,324
195,270	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	179,887
373,508	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	352,486
275,766	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	253,774
447,189	Government National Mortgage Association, Pool # MA3936, 3.00%, due 09/20/46	411,438
128,450	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	121,200
75,943	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	76,020
67,644	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	59,980
106,221	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	102,674
166,938	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	153,791
156,592	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	147,756
397,968	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	384,607
114,229	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	110,384
458,597	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	432,189
55,209	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	54,693
18,898	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	18,725
224,640	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	216,279
128,811	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	121,386
130,053	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	125,153
106,036	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	104,876
45,700	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	46,072
77,008	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	72,378
72,355	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	69,831
258,435	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	237,013
499,765	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	457,123
462,928	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	435,942
180,363	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	164,802
418,005	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	381,901
53,054	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	46,597
243,443	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	213,661
185,299	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	162,628
357,658	Government National Mortgage Association, Pool # MA7254, 2.00%, due 03/20/51	303,388
1,953,377	Government National Mortgage Association, Pool # MA7312, 2.50%, due 04/20/51	1,712,594
364,094	Government National Mortgage Association, Pool # MA7367, 2.50%, due 05/20/51	319,192
436,397	Government National Mortgage Association, Pool # MA7471, 2.00%, due 07/20/51	370,171
3,589,222	Government National Mortgage Association, Pool # MA7534, 2.50%, due 08/20/51	3,143,719
584,480	Government National Mortgage Association, Pool # MA7588, 2.00%, due 09/20/51	495,780
1,832,024	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	1,604,683
1,817,999	Government National Mortgage Association, Pool # MA7650, 3.00%, due 10/20/51	1,649,285
417,517	Government National Mortgage Association, Pool # MA7706, 3.00%, due 11/20/51	378,751
1,857,809	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,774,520
3,268,742	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,865,028
500,000	Government National Mortgage Association, TBA, 6.50%, due 01/20/54	511,918
6,290,000	Uniform Mortgage-Backed Security, TBA, 4.00%, due 01/01/54	5,957,564
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,000,000		Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/54	990,547
2,000,000		Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/54	2,032,500
			466,603,223
		Municipal Obligations — 0.9%
60,000		Alabama Economic Settlement Authority, 4.26%, due 09/15/32	57,640
355,000		Bay Area Toll Authority, 6.26%, due 04/01/49	413,721
1,525,000		California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,413,178
1,300,000		Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,160,491
90,000		District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(f)	89,816
337,000		Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	254,563
1,280,365		Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	1,252,096
456,000		Michigan State University, 4.17%, due 08/15/22(f)	370,512
347,000		Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	396,908
930,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.77%, due 08/01/36	964,875
1,350,000		New York State Urban Development Corp., 5.77%, due 03/15/39	1,391,214
330,000		State Board of Administration Finance Corp., 1.71%, due 07/01/27	298,984
885,000		State of California, 7.50%, due 04/01/34	1,075,558
655,000		State of California, 7.55%, due 04/01/39	828,624
935,000		State of Connecticut, 3.98%, due 06/15/29	918,060
1,785,000		State of Connecticut, 4.51%, due 05/15/28	1,801,605
1,690,000		University of Michigan, 4.45%, due 04/01/22(f)	1,520,791
595,000		University of Virginia, 2.58%, due 11/01/51	407,593
185,000		University of Virginia, 4.18%, due 09/01/17(f)	158,262
			14,774,491
		Sovereign Debt Obligations — 0.2%
200,000		Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	172,178
215,000		Export-Import Bank of India, 3.88%, due 02/01/28 144A	206,774
450,000		Indonesia Government International Bonds, 3.50%, due 01/11/28	432,147
200,000		Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	195,199
200,000		Korea National Oil Corp., 4.75%, due 04/03/26 144A	199,069
205,000		Korea National Oil Corp., 4.88%, due 04/03/28 144A	206,244
290,000		Mexico Government International Bonds, 3.50%, due 02/12/34	246,071
45,000		Peru Government International Bonds, 2.78%, due 01/23/31	39,295
340,000		Province of Alberta, 1.30%, due 07/22/30	283,746
210,000		Province of Alberta, 3.30%, due 03/15/28	202,997
100,000		Province of Manitoba, 2.13%, due 06/22/26	94,927
220,000		Province of Quebec, 2.75%, due 04/12/27	210,375
314,000	EUR	Saudi Government International Bonds, 0.75%, due 07/09/27 144A	319,187
			2,808,209
		U.S. Government and Agency Obligations — 18.7%
75,000		Federal National Mortgage Association, 0.88%, due 08/05/30	61,258
210,000		Federal National Mortgage Association, 2.50%, due 02/05/24	209,445
310,000		Federal National Mortgage Association, 4.36%, due 03/17/31(i)	227,843
545,000		Federal National Mortgage Association, 6.63%, due 11/15/30	628,561

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
210,000	Tennessee Valley Authority, 1.50%, due 09/15/31	174,450
60,000	Tennessee Valley Authority, 7.13%, due 05/01/30	70,188
2,680,000	U.S. Treasury Bonds, 1.25%, due 05/15/50	1,453,167
5,545,000	U.S. Treasury Bonds, 1.75%, due 08/15/41	3,873,594
3,390,000	U.S. Treasury Bonds, 1.88%, due 02/15/41	2,448,017
1,825,000	U.S. Treasury Bonds, 2.00%, due 11/15/41	1,326,083
6,267,000	U.S. Treasury Bonds, 2.00%, due 08/15/51	4,115,534
9,325,000	U.S. Treasury Bonds, 2.25%, due 05/15/41(j)	7,133,443
9,069,000	U.S. Treasury Bonds, 2.25%, due 02/15/52	6,321,376
18,970,000	U.S. Treasury Bonds, 2.38%, due 02/15/42	14,619,127
70,000	U.S. Treasury Bonds, 2.50%, due 02/15/45	53,246
9,920,000	U.S. Treasury Bonds, 3.00%, due 02/15/49	8,112,313
18,134,000	U.S. Treasury Bonds, 3.00%, due 08/15/52	14,906,715
28,489,000	U.S. Treasury Bonds, 3.38%, due 08/15/42	25,507,114
26,939,000	U.S. Treasury Bonds, 3.38%, due 11/15/48	23,585,831
9,530,000	U.S. Treasury Bonds, 3.63%, due 05/15/53	8,855,455
8,559,000	U.S. Treasury Bonds, 3.88%, due 05/15/43	8,192,568
19,571,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	19,093,575
6,135,000	U.S. Treasury Bonds, 4.00%, due 11/15/52	6,082,517
19,293,000	U.S. Treasury Bonds, 4.13%, due 08/15/53	19,598,975
5,640,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	5,779,678
19,940,000	U.S. Treasury Bonds, 4.75%, due 11/15/43(k)	21,469,772
2,463,472	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2,238,330
11,129,000	U.S. Treasury Notes, 2.75%, due 08/15/32	10,213,031
8,483,000	U.S. Treasury Notes, 3.38%, due 05/15/33	8,159,586
4,403,000	U.S. Treasury Notes, 3.50%, due 01/31/28	4,337,471
1,607,000	U.S. Treasury Notes, 3.63%, due 05/15/26	1,589,047
18,609,000	U.S. Treasury Notes, 3.63%, due 05/31/28	18,430,543
2,000,000	U.S. Treasury Notes, 3.88%, due 04/30/25	1,982,500
6,742,000	U.S. Treasury Notes, 3.88%, due 08/15/33	6,748,321
3,062,000	U.S. Treasury Notes, 4.38%, due 08/31/28	3,130,656
6,219,000	U.S. Treasury Notes, 4.38%, due 11/30/28	6,370,831
16,868,000	U.S. Treasury Notes, 4.38%, due 11/30/30	17,374,040
10,582,000	U.S. Treasury Notes, 4.50%, due 11/15/33	11,133,421
5,929,000	U.S. Treasury STRIPS Coupon, 0.97%, due 08/15/30(i)	4,584,326
2,310,000	U.S. Treasury STRIPS Coupon, 1.74%, due 02/15/40(i)	1,168,051
1,750,000	U.S. Treasury STRIPS Coupon, 2.26%, due 11/15/42(i)	766,661
3,430,000	U.S. Treasury STRIPS Coupon, 2.50%, due 11/15/40(i)	1,663,526
4,925,000	U.S. Treasury STRIPS Coupon, 2.50%, due 02/15/43(i)	2,131,111
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(i)(l)	971,610
7,215,000	U.S. Treasury STRIPS Coupon, 2.74%, due 11/15/41(i)	3,322,250
1,975,000	U.S. Treasury STRIPS Coupon, 3.01%, due 05/15/42(i)	886,372
166,000	U.S. Treasury STRIPS Coupon, 3.15%, due 11/15/43(i)	69,575
910,000	U.S. Treasury STRIPS Coupon, 3.81%, due 02/15/39(i)	484,687
1,830,000	U.S. Treasury STRIPS Coupon, 4.13%, due 02/15/41(i)	877,412
350,000	U.S. Treasury STRIPS Coupon, 4.75%, due 08/15/40(i)	172,071
375,000	U.S. Treasury STRIPS Coupon, 4.99%, due 02/15/49(i)	128,356
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
190,000	U.S. Treasury STRIPS Coupon, 5.44%, due 05/15/40(i)	94,863
		312,928,493
	TOTAL DEBT OBLIGATIONS (COST $1,741,482,670)	1,665,271,782

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*(m)(n)	26,796
	TOTAL COMMON STOCK (COST $234,312)	26,796

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.2%
	Mutual Fund - Securities Lending Collateral — 1.0%
16,222,650	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(o)(p)	16,222,650
	U.S. Government and Agency Obligation — 0.2%
3,375,000	U.S. Treasury Bills, 5.24%, due 02/15/24(i)(k)	3,353,401
	TOTAL SHORT-TERM INVESTMENTS (COST $19,576,066)	19,576,051
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 100.7% (Cost $1,761,293,048)	1,684,874,629
	TBA SALE COMMITMENTS — (0.2)%
(2,500,000)	Uniform Mortgage-Backed Security, TBA, 2.00%, due 01/01/54	(2,044,531)
(1,500,000)	Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/54	(1,378,008)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $3,285,273)	(3,422,539)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 100.5% (Cost $1,758,007,775)	1,681,452,090
	Other Assets and Liabilities (net) — (0.5)%	(8,863,296)
	NET ASSETS — 100.0%	$1,672,588,794

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2023.
(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)	All or a portion of this security is out on loan.
(e)	Security is perpetual and has no stated maturity date.

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
(f)	Year of maturity is greater than 2100.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Interest rate presented is yield to maturity.
(j)	All or a portion of this security is pledged for open futures collateral.
(k)	When-issued security.
(l)	All or a portion of this security is pledged for open centrally cleared swaps collateral.
(m)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(n)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $26,796 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at December 31, 2023 was $234,312.

(o)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(p)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $294,958,956 which represents 17.6% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,836,404	EUR	4,482,007	01/12/24	Barclays Bank PLC	$(116,361)
USD	13,844,953	EUR	12,643,076	01/12/24	JPMorgan Chase Bank N.A.	(126,062)
						$(242,423)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
23	SOFR 90-Day	Mar 2024	$5,441,944	$1,556
308	U.S. Treasury Note 10-Year	Mar 2024	34,770,313	688,979
194	U.S. Treasury Note 2-Year	Mar 2024	39,947,328	403,145
153	U.S. Treasury Note 5-Year	Mar 2024	16,642,336	189,455
10	U.S. Ultra 10-Year	Mar 2024	1,180,156	54,398
				$1,337,533
Sales
111	U.S. Long Bond	Mar 2024	$13,868,063	$(1,043,531)
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
20	U.S. Ultra Bond	Mar 2024	$2,671,875	$3,094
				$(1,040,437)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
SOFR	Annual	4.81%	Annual	08/31/25	$—	USD	11,925,000	$(97,756)	$(97,756)
SOFR	Annual	4.70%	Annual	09/25/26	154	USD	830,000	(18,552)	(18,706)
4.95%	Annual	SOFR	Annual	03/08/25	—	USD	3,816,000	13,633	13,633
5.09%	Annual	SOFR	Annual	03/10/25	—	USD	10,650,000	55,381	55,381
5.11%	Annual	SOFR	Annual	03/09/25	—	USD	4,664,000	25,425	25,425
5.38%	At Maturity	SOFR	At Maturity	08/31/24	—	USD	23,125,000	39,092	39,092
									$17,069

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.5
Futures Contracts	0.0*
Equities	0.0*
Swaps	0.0*
TBA Sale Commitments	(0.2)
Forward Foreign Currency Contracts	(1.1)
Short-Term Investments	1.2
Other Assets and Liabilities (net)	0.6
100.0

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 98.5%
	Asset Backed Securities — 18.0%
500,000	AIMCO CLO, Series 2017-AA, Class AR, 6.73% (3 mo. USD Term SOFR + 1.31%), due 04/20/34(b)	499,610
250,000	AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 6.73% (3 mo. USD Term SOFR + 1.32%), due 07/22/32(b)	250,004
850,000	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.07%, due 04/15/27	849,966
275,000	American Express Credit Account Master Trust, Series 2022-1, Class A, 2.21%, due 03/15/27	266,123
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/15/30	257,560
210,514	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2A, 4.20%, due 12/18/25	209,819
255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class B, 1.63%, due 08/20/27 144A	230,542
1,210,000	BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, due 11/15/28	1,225,763
250,000	Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 6.23% (SOFR 30-day average + 0.90%), due 08/15/28(b)	250,569
400,000	Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23%, due 12/08/27	403,327
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	97,655
250,000	Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56%, due 07/15/27	245,218
250,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 6.90% (3 mo. USD Term SOFR + 1.50%), due 04/15/33(b)	250,345
291,727	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	292,720
244,886	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	227,141
511,930	Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 6.61% (3 mo. USD Term SOFR + 1.21%), due 04/17/31(b)	512,296
200,000	Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, due 12/15/26	198,825
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	249,102
250,000	GM Financial Automobile Leasing Trust, Series 2022-1, Class C, 2.64%, due 02/20/26	245,515
250,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A4, 0.73%, due 08/16/27	233,734
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	275,080
172,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	176,531
252,225	Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, due 10/21/25	251,839
100,000	HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, due 05/21/29 144A	97,731
300,000	HPEFS Equipment Trust, Series 2022-2A, Class A3, 3.76%, due 09/20/29 144A	296,842
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	358,656
170,000	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	167,251
97,207	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69	88,151
517,688	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69	463,837
250,000	Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class AR, 6.65% (3 mo. USD Term SOFR + 1.25%), due 01/20/32(b)	250,117
300,000	Oaktree CLO Ltd., Series 2022-2A, Class A1R, 1.00% (3 mo. USD Term SOFR + 1.55%), due 07/15/33(b)(c)	300,225
250,000	Octagon Loan Funding Ltd., Series 2014-1A, Class ARR, 6.81% (3 mo. USD Term SOFR + 1.44%), due 11/18/31(b)	250,332
250,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 7.08% (3 mo. USD Term SOFR + 1.66%), due 07/20/29(b)	249,999

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	222,827
250,000	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	255,621
187,592	Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49%, due 11/16/26	186,774
200,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class A2, 6.08%, due 05/17/27	200,728
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	256,685
250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, due 12/21/26	250,804
250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28	252,516
200,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	189,934
300,000	Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, due 08/20/27 144A	299,821
150,000	Verizon Master Trust, Series 2021-1, Class C, 0.89%, due 05/20/27	146,894
250,000	Verizon Master Trust, Series 2022-6, Class A, 3.67%, due 01/22/29	245,309
300,000	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3, 5.02%, due 06/20/28	301,884
		13,032,222
	Bank Loans — 5.1%
199,490	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B TBD, due 05/12/28(d)	198,648
100,000	Applied Systems, Inc., 2022 Extended 1st Lien Term Loan TBD, due 09/18/26(d)	100,589
200,000	AssuredPartners, Inc., 2020 Term Loan B TBD, due 02/12/27(d)	200,646
100,000	Carnival Corp., 2021 Incremental Term Loan B TBD, due 10/18/28(d)	100,375
100,000	CoreLogic, Inc., Term Loan TBD, due 06/02/28(d)	97,625
150,000	Crosby U.S. Acquisition Corp. TBD, due 06/26/26(d)	150,398
100,000	Deerfield Dakota Holding LLC, 2020 USD Term Loan B TBD, due 04/09/27(d)	99,375
100,000	Epicor Software Corp. TBD, due 07/30/27(d)	100,483
150,000	GTCR W Merger Sub LLC, USD Term Loan B TBD, due 09/20/30(d)	150,620
100,000	Heartland Dental LLC TBD, due 04/28/28(d)	99,875
100,000	Hilton Domestic Operating Co., Inc. TBD, due 06/21/28(d)	100,268
150,000	Medline Borrower LP, USD Term Loan B TBD, due 10/23/28(d)	150,759
100,000	Mileage Plus Holdings LLC TBD, due 06/21/27(d)	103,583
150,000	NFP Corp. TBD, due 02/16/27(d)	150,984
99,743	Pathway Vet Alliance LLC, 9.22% (1 mo. USD Term SOFR + 3.75%), due 03/31/27(b)	88,117
99,745	Polaris Newco LLC TBD, due 06/02/28(d)	98,529
100,000	Proampac PG Borrower LLC TBD, due 09/15/28(d)	100,292
100,000	Roper Industrial Products Investment Co. LLC, USD Term Loan TBD, due 11/22/29(d)	100,344
199,472	SBA Senior Finance II LLC TBD, due 04/11/25(d)	199,971
99,745	Sophia LP, 8.96% (1 mo. USD Term SOFR + 3.50%), due 10/07/27(b)	100,119
100,000	Southwire Co. TBD, due 05/19/25(d)	100,152
50,000	SRS Distribution, Inc. TBD, due 06/02/28(d)	50,088
100,000	SRS Distribution, Inc. TBD, due 06/02/28(d)	100,125
199,487	Sunshine Luxembourg VII SARL TBD, due 10/01/26(d)	200,817
150,000	Titan Acquisition Ltd. TBD, due 03/28/25(d)	150,040
200,000	TransDigm, Inc. TBD, due 08/24/28(d)	201,177
200,000	Ultimate Software Group, Inc., 2021 Term Loan TBD, due 05/04/26(d)	200,750
100,000	United Airlines, Inc., 2021 Term Loan B TBD, due 04/21/28(d)	100,488
100,000	Verscend Holding Corp., 2021 Term Loan B TBD, due 08/27/25(d)	100,266
		3,695,503
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — 40.0%
26,000	7-Eleven, Inc., 0.95%, due 02/10/26	24,050
49,000	AEP Texas, Inc., 3.85%, due 10/01/25	47,638
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	139,428
100,000	AES Corp., 3.30%, due 07/15/25	96,387
28,000	AES Corp., 5.45%, due 06/01/28	28,509
28,000	Aflac, Inc., 1.13%, due 03/15/26	25,868
200,000	Air Lease Corp., 3.38%, due 07/01/25	193,719
48,000	Alabama Power Co., 3.75%, due 09/01/27	47,048
19,000	Albemarle Corp., 4.65%, due 06/01/27	18,683
48,000	Ally Financial, Inc., 3.88%, due 05/21/24	47,597
50,000	Amazon.com, Inc., 3.00%, due 04/13/25	48,973
150,000	Ameren Corp., 5.00%, due 01/15/29	150,858
123,000	Ameren Corp., 5.70%, due 12/01/26	125,989
12,000	Ameren Illinois Co., 3.80%, due 05/15/28	11,699
67,450	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	61,548
279,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	283,016
48,000	American Express Co., 2.50%, due 07/30/24	47,166
14,000	American Express Co., 4.99% (SOFR + 1.00%), due 05/01/26(b)	13,967
23,000	American Express Co., 5.39% (SOFR + 0.97%), due 07/28/27(b)	23,283
13,000	American Honda Finance Corp., 1.30%, due 09/09/26	11,954
200,000	American Honda Finance Corp., 4.75%, due 01/12/26	200,683
18,000	American Honda Finance Corp., 5.80%, due 10/03/25	18,325
200,000	American Tower Corp., 2.75%, due 01/15/27	187,743
25,000	American Tower Corp., 3.65%, due 03/15/27	24,076
7,000	American Tower Corp., 5.25%, due 07/15/28	7,123
17,000	Ameriprise Financial, Inc., 3.00%, due 04/02/25	16,591
37,000	Amgen, Inc., 3.20%, due 11/02/27	35,394
100,000	Amgen, Inc., 5.15%, due 03/02/28	102,348
44,000	Amgen, Inc., 5.25%, due 03/02/25	44,124
17,000	Analog Devices, Inc., 2.95%, due 04/01/25	16,648
12,000	Apple, Inc., 1.13%, due 05/11/25	11,454
31,000	Apple, Inc., 3.25%, due 02/23/26	30,267
19,000	Aquarion Co., 4.00%, due 08/15/24	18,801
40,000	Arizona Public Service Co., 3.35%, due 06/15/24	39,552
38,000	AT&T, Inc., 1.70%, due 03/25/26	35,575
29,000	Avangrid, Inc., 3.20%, due 04/15/25	28,197
51,000	Aviation Capital Group LLC, 5.50%, due 12/15/24	50,748
34,000	Avnet, Inc., 6.25%, due 03/15/28	35,304
200,000	Avolon Holdings Funding Ltd., 2.13%, due 02/21/26	185,519
27,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27	23,965
25,000	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 2.06%, due 12/15/26	23,416
100,000	Ball Corp., 6.88%, due 03/15/28	104,026
106,000	Bank of America Corp., 0.98% (SOFR + 0.69%), due 04/22/25(b)	104,327
313,000	Bank of America Corp., 1.32% (SOFR + 1.15%), due 06/19/26(b)	294,837
13,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	12,035
65,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(b)	59,599
34,000	Bank of America Corp., 2.02% (3 mo. USD Term SOFR + 0.90%), due 02/13/26(b)	32,680
8,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	7,538
7,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	6,695

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
22,000	Bank of America Corp., 4.38% (SOFR + 1.58%), due 04/27/28(b)	21,525
300,000	Bank of America Corp., 4.83% (SOFR + 1.75%), due 07/22/26(b)	297,944
24,000	Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	24,183
300,000	Bank of America Corp., 5.93% (SOFR + 1.34%), due 09/15/27(b)	306,369
44,000	Bank of Montreal, 5.30%, due 06/05/26	44,470
47,000	Bank of New York Mellon Corp., 3.43% (SOFR + 0.57%), due 06/13/25(b)	46,524
14,000	Bank of New York Mellon Corp., 4.41% (SOFR + 1.35%), due 07/24/26(b)	13,863
19,000	Bank of New York Mellon Corp., 4.95% (SOFR + 1.03%), due 04/26/27(b)	19,018
48,000	Bank of Nova Scotia, 0.70%, due 04/15/24	47,357
32,000	Bank of Nova Scotia, 1.45%, due 01/10/25	30,793
19,000	Bank of Nova Scotia, 3.45%, due 04/11/25	18,607
230,000	Barclays PLC, 6.50% (SOFR + 1.88%), due 09/12/27(b)	236,876
31,000	Becton Dickinson & Co., 4.69%, due 02/13/28	31,177
60,000	Bell Telephone Co. of Canada or Bell Canada, 0.75%, due 03/17/24	59,393
19,000	Berkshire Hathaway, Inc., 3.13%, due 03/15/26	18,484
30,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	30,698
24,000	Black Hills Corp., 1.04%, due 08/23/24	23,301
14,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28	12,204
8,000	Blackstone Holdings Finance Co. LLC, 2.50%, due 01/10/30	6,869
23,000	Blackstone Holdings Finance Co. LLC, 5.90%, due 11/03/27	23,897
36,000	BMW U.S. Capital LLC, 0.80%, due 04/01/24	35,587
28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26	25,686
34,000	BMW U.S. Capital LLC, 3.25%, due 04/01/25	33,376
26,000	Boeing Co., 4.88%, due 05/01/25	25,894
200,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28	188,823
250,000	Boston Properties LP, 2.75%, due 10/01/26	232,223
27,000	Boston Scientific Corp., 1.90%, due 06/01/25	25,854
36,000	Bristol-Myers Squibb Co., 0.75%, due 11/13/25	33,617
61,576	British Airways Pass-Through Trust, 3.35%, due 12/15/30	55,851
143,388	British Airways Pass-Through Trust, 4.63%, due 12/20/25	142,858
32,000	Broadcom, Inc., 3.46%, due 09/15/26	30,971
35,000	Brookfield Finance, Inc., 4.00%, due 04/01/24	34,843
200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27	195,365
40,000	Bunge Ltd. Finance Corp., 1.63%, due 08/17/25	37,831
40,000	Canadian Natural Resources Ltd., 2.05%, due 07/15/25	38,137
21,000	Capital One Financial Corp., 1.88% (SOFR + 0.86%), due 11/02/27(b)	18,910
31,000	Capital One Financial Corp., 4.17% (SOFR + 1.37%), due 05/09/25(b)	30,775
24,000	Capital One Financial Corp., 5.47% (SOFR + 2.08%), due 02/01/29(b)	23,958
12,000	Cargill, Inc., 3.50%, due 04/22/25	11,804
15,000	Cargill, Inc., 3.63%, due 04/22/27	14,613
19,000	Charles Schwab Corp., 5.64% (SOFR + 2.21%), due 05/19/29(b)	19,516
23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,603
235,000	Charles Schwab Corp., 6.46% (SOFR + 1.05%), due 03/03/27(b)	232,587
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.75%, due 02/15/28	189,029
18,000	Cigna Group, 1.25%, due 03/15/26	16,672
34,000	Citigroup, Inc., 0.98% (SOFR + 0.67%), due 05/01/25(b)	33,433
260,000	Citigroup, Inc., 1.46% (SOFR + 0.77%), due 06/09/27(b)	238,131
400,000	Citigroup, Inc., 5.61% (SOFR + 1.55%), due 09/29/26(b)	403,306
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
21,000	Comcast Corp., 4.55%, due 01/15/29	21,126
23,000	Comcast Corp., 5.25%, due 11/07/25	23,247
7,000	Concentrix Corp., 6.60%, due 08/02/28	7,212
23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,449
250,000	Consumers Securitization Funding LLC, 5.55%, due 03/01/28	251,203
25,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	24,078
36,000	Corebridge Global Funding, 0.90%, due 09/22/25	33,444
200,000	Crown Castle, Inc., 5.60%, due 06/01/29	204,873
19,000	CSL Finance PLC, 3.85%, due 04/27/27	18,519
175,000	CVS Health Corp., 1.30%, due 08/21/27	155,638
200,000	Dell International LLC/EMC Corp., 4.90%, due 10/01/26	200,456
12,308	Delta Air Lines Pass-Through Trust, 2.50%, due 12/10/29	10,873
24,000	Delta Air Lines Pass-Through Trust, 3.40%, due 10/25/25	23,693
200,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/25	197,082
17,000	Discover Financial Services, 3.95%, due 11/06/24	16,715
31,000	DTE Energy Co., 4.22%, due 11/01/24(e)	30,655
137,368	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	128,697
200,000	DuPont de Nemours, Inc., 4.49%, due 11/15/25	198,691
33,000	Ecolab, Inc., 1.65%, due 02/01/27	30,350
27,000	Ecolab, Inc., 2.70%, due 11/01/26	25,872
24,000	EIDP, Inc., 4.50%, due 05/15/26	23,930
41,000	Element Fleet Management Corp., 3.85%, due 06/15/25	39,882
31,000	Elevance Health, Inc., 3.50%, due 08/15/24	30,599
200,000	Enel Finance International NV, 6.80%, due 10/14/25	205,175
200,000	Energy Transfer LP, 5.55%, due 02/15/28	204,142
23,000	Entergy Corp., 0.90%, due 09/15/25	21,395
39,000	Entergy Louisiana LLC, 0.95%, due 10/01/24	37,747
33,000	Equinix, Inc., 1.25%, due 07/15/25	31,058
290,000	Essex Portfolio LP, 3.63%, due 05/01/27	277,293
17,000	Estee Lauder Cos., Inc., 4.38%, due 05/15/28	16,972
20,000	Eversource Energy, 2.90%, due 03/01/27	18,955
31,000	Eversource Energy, 4.75%, due 05/15/26	30,875
200,000	Extra Space Storage LP, 3.88%, due 12/15/27	191,265
19,000	Fidelity National Information Services, Inc., 4.70%, due 07/15/27	19,022
24,000	Fiserv, Inc., 2.75%, due 07/01/24	23,647
175,000	Fiserv, Inc., 3.20%, due 07/01/26	168,595
130,000	Fiserv, Inc., 5.45%, due 03/02/28	134,087
100,000	Flex Ltd., 6.00%, due 01/15/28	103,472
14,000	Florida Power & Light Co., 4.40%, due 05/15/28	14,046
200,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	191,543
100,000	GE HealthCare Technologies, Inc., 5.60%, due 11/15/25	100,935
14,000	General Dynamics Corp., 3.25%, due 04/01/25	13,726
22,000	General Motors Financial Co., Inc., 3.80%, due 04/07/25	21,554
28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	28,036
219,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	220,573
35,000	Georgia-Pacific LLC, 1.75%, due 09/30/25	33,141
18,000	Global Payments, Inc., 1.20%, due 03/01/26	16,550
268,000	Goldman Sachs Group, Inc., 2.64% (SOFR + 1.11%), due 02/24/28(b)	248,624
500,000	Goldman Sachs Group, Inc., 5.80% (SOFR + 1.08%), due 08/10/26(b)	505,161

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
16,000	Goldman Sachs Group, Inc., 5.86% (SOFR + 0.49%), due 10/21/24(b)	15,982
36,000	Graphic Packaging International LLC, 0.82%, due 04/15/24	35,522
17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	16,718
100,000	HCA, Inc., 5.20%, due 06/01/28	101,177
216,000	HEICO Corp., 5.25%, due 08/01/28	220,887
14,000	Home Depot, Inc., 2.70%, due 04/15/25(f)	13,667
30,000	Home Depot, Inc., 4.95%, due 09/30/26(f)	30,450
35,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	32,992
15,000	HP, Inc., 2.20%, due 06/17/25	14,373
200,000	HSBC Holdings PLC, 1.59% (SOFR + 1.29%), due 05/24/27(b)	183,603
200,000	HSBC Holdings PLC, 4.18% (SOFR + 1.51%), due 12/09/25(b)	197,374
30,000	Humana, Inc., 5.75%, due 03/01/28	31,214
250,000	Huntington National Bank, 6.59% (SOFR + 1.19%), due 05/16/25(b)	246,059
100,000	Hyatt Hotels Corp., 5.75%, due 01/30/27	102,235
31,000	Hyundai Capital America, 1.30%, due 01/08/26	28,641
11,000	Hyundai Capital America, 5.65%, due 06/26/26	11,081
12,000	Hyundai Capital America, 5.95%, due 09/21/26	12,215
21,000	Hyundai Capital America, 6.25%, due 11/03/25	21,327
100,000	Infor, Inc., 1.75%, due 07/15/25	94,356
29,000	Intel Corp., 3.75%, due 08/05/27	28,441
46,000	Intel Corp., 4.88%, due 02/10/26	46,369
100,000	International Business Machines Corp., 4.00%, due 07/27/25	98,961
17,000	International Business Machines Corp., 6.50%, due 01/15/28	18,243
24,000	Interstate Power & Light Co., 3.25%, due 12/01/24	23,516
46,000	Intuit, Inc., 5.25%, due 09/15/26	46,937
7,000	IPALCO Enterprises, Inc., 3.70%, due 09/01/24	6,891
200,000	IQVIA, Inc., 5.70%, due 05/15/28	203,295
200,000	J M Smucker Co., 5.90%, due 11/15/28	210,681
24,000	John Deere Capital Corp., 2.05%, due 01/09/25	23,367
12,000	John Deere Capital Corp., 2.13%, due 03/07/25	11,641
13,000	John Deere Capital Corp., 2.35%, due 03/08/27	12,231
11,000	John Deere Capital Corp., 4.95%, due 07/14/28	11,295
46,000	JPMorgan Chase & Co., 0.82% (3 mo. USD Term SOFR + 0.54%), due 06/01/25(b)	45,031
39,000	JPMorgan Chase & Co., 0.97% (3 mo. USD Term SOFR + 0.58%), due 06/23/25(b)	38,097
284,000	JPMorgan Chase & Co., 1.47% (SOFR + 0.77%), due 09/22/27(b)	257,466
26,000	JPMorgan Chase & Co., 1.58% (SOFR + 0.89%), due 04/22/27(b)	24,011
8,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	7,104
57,000	JPMorgan Chase & Co., 2.08% (SOFR + 1.85%), due 04/22/26(b)	54,625
7,000	JPMorgan Chase & Co., 2.30% (SOFR + 1.16%), due 10/15/25(b)	6,823
10,000	JPMorgan Chase & Co., 2.60% (SOFR + 0.92%), due 02/24/26(b)	9,690
30,000	JPMorgan Chase & Co., 2.95% (SOFR + 1.17%), due 02/24/28(b)	28,256
37,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	35,121
5,000	JPMorgan Chase & Co., 3.96% (3 mo. USD Term SOFR + 1.51%), due 01/29/27(b)	4,888
12,000	JPMorgan Chase & Co., 5.30% (SOFR + 1.45%), due 07/24/29(b)	12,195
328,000	JPMorgan Chase & Co., 5.55% (SOFR + 1.07%), due 12/15/25(b)	328,283
430,000	JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), due 10/22/27(b)	442,728
16,000	Kenvue, Inc., 5.50%, due 03/22/25	16,147
28,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	25,788
100,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	91,118
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
11,000	L3Harris Technologies, Inc., 5.40%, due 01/15/27	11,240
200,000	Lennox International, Inc., 5.50%, due 09/15/28	205,690
240,000	Lloyds Banking Group PLC, 4.72% (1 yr. CMT + 1.75%), due 08/10/26(b)	237,061
200,000	Lloyds Banking Group PLC, 5.99% (1 yr. CMT + 1.48%), due 08/06/27(b)	203,733
18,000	Lockheed Martin Corp., 5.10%, due 11/15/27	18,600
15,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	14,466
200,000	LSEGA Financing PLC, 0.65%, due 04/06/24	197,159
200,000	Marriott International, Inc., 5.55%, due 10/15/28	206,602
100,000	Marvell Technology, Inc., 5.75%, due 02/15/29	103,525
31,000	Meta Platforms, Inc., 3.50%, due 08/15/27	30,227
150,000	Metropolitan Life Global Funding I, 4.40%, due 06/30/27	147,644
21,700	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 06/20/27	21,778
200,000	Mitsubishi UFJ Financial Group, Inc., 1.54% (1 yr. CMT + 0.75%), due 07/20/27(b)	182,920
200,000	Mitsubishi UFJ Financial Group, Inc., 5.54% (1 yr. CMT + 1.50%), due 04/17/26(b)	200,546
85,000	Morgan Stanley, 0.79% (SOFR + 0.51%), due 01/22/25(b)	84,753
72,000	Morgan Stanley, 0.79% (SOFR + 0.53%), due 05/30/25(b)	70,412
69,000	Morgan Stanley, 1.16% (SOFR + 0.56%), due 10/21/25(b)	66,428
299,000	Morgan Stanley, 1.51% (SOFR + 0.86%), due 07/20/27(b)	273,350
31,000	Morgan Stanley, 1.59% (SOFR + 0.88%), due 05/04/27(b)	28,587
26,000	Morgan Stanley, 2.48% (SOFR + 1.00%), due 01/21/28(b)	24,166
12,000	Morgan Stanley, 2.72% (SOFR + 1.15%), due 07/22/25(b)	11,804
25,000	Morgan Stanley, 3.13%, due 07/27/26	23,954
219,000	Morgan Stanley, 5.12% (SOFR + 1.73%), due 02/01/29(b)	220,306
24,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	24,172
300,000	Morgan Stanley, 6.14% (SOFR + 1.77%), due 10/16/26(b)	305,694
7,000	Motorola Solutions, Inc., 4.00%, due 09/01/24	6,927
29,000	National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24	28,016
24,000	National Rural Utilities Cooperative Finance Corp., 1.88%, due 02/07/25	23,186
23,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	23,622
150,000	Nestle Holdings, Inc., 4.13%, due 10/01/27	149,452
200,000	New York Life Global Funding, 4.85%, due 01/09/28	201,584
18,000	New York State Electric & Gas Corp., 5.65%, due 08/15/28	18,487
21,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	19,334
22,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	19,549
19,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	18,987
12,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	12,120
100,000	NextEra Energy Capital Holdings, Inc., 5.75%, due 09/01/25	101,022
125,000	NextEra Energy Operating Partners LP, 7.25%, due 01/15/29	130,813
33,000	NiSource, Inc., 0.95%, due 08/15/25	30,859
100,000	NiSource, Inc., 5.25%, due 03/30/28	102,082
23,000	Northwestern Mutual Global Funding, 0.80%, due 01/14/26	21,290
35,000	NRG Energy, Inc., 3.75%, due 06/15/24	34,605
20,000	Nucor Corp., 2.00%, due 06/01/25	19,221
200,000	Nutrien Ltd., 3.00%, due 04/01/25	194,330
7,000	Nutrien Ltd., 4.90%, due 03/27/28	7,074
40,000	Old Republic International Corp., 4.88%, due 10/01/24	39,705
28,000	ONE Gas, Inc., 5.10%, due 04/01/29	28,608
33,000	Oracle Corp., 1.65%, due 03/25/26	30,806

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
19,000	Oracle Corp., 2.50%, due 04/01/25	18,380
32,000	Oracle Corp., 2.65%, due 07/15/26	30,370
100,000	Oracle Corp., 4.50%, due 05/06/28	100,150
21,000	Ovintiv, Inc., 5.38%, due 01/01/26	21,021
25,000	Pacific Life Global Funding II, 1.20%, due 06/24/25	23,724
18,000	Pacific Life Global Funding II, 1.38%, due 04/14/26	16,648
200,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27	195,301
16,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28	16,624
31,000	PepsiCo, Inc., 3.60%, due 02/18/28	30,382
14,000	PepsiCo, Inc., 5.25%, due 11/10/25	14,216
314,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	313,321
21,000	Phillips 66, 3.85%, due 04/09/25	20,681
33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	30,660
230,000	PNC Financial Services Group, Inc., 6.62% (SOFR + 1.73%), due 10/20/27(b)	238,787
16,000	Prologis LP, 4.88%, due 06/15/28	16,234
235,000	Prudential Insurance Co. of America, 8.30%, due 07/01/25 144A	242,854
23,000	Public Service Enterprise Group, Inc., 0.80%, due 08/15/25	21,509
11,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	11,467
200,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	210,159
23,000	Public Storage Operating Co., 5.13%, due 01/15/29	23,781
200,000	Regal Rexnord Corp., 6.05%, due 02/15/26	202,340
36,000	Republic Services, Inc., 2.50%, due 08/15/24	35,330
200,000	Republic Services, Inc., 4.88%, due 04/01/29	204,052
28,000	Ross Stores, Inc., 4.60%, due 04/15/25	27,809
21,000	Royal Bank of Canada, 1.15%, due 07/14/26	19,229
32,000	Royal Bank of Canada, 1.60%, due 01/21/25	30,893
30,000	Royal Bank of Canada, 5.20%, due 07/20/26	30,371
16,000	RTX Corp., 5.00%, due 02/27/26	16,075
125,000	RTX Corp., 5.75%, due 11/08/26	128,421
30,000	Ryder System, Inc., 5.25%, due 06/01/28	30,439
33,000	S&P Global, Inc., 2.45%, due 03/01/27	31,161
26,000	S&P Global, Inc., 2.70%, due 03/01/29	24,084
300,000	Santander Holdings USA, Inc., 4.26% (SOFR + 1.38%), due 06/09/25(b)	296,495
14,000	Schlumberger Investment SA, 4.50%, due 05/15/28	14,161
7,000	Sempra, 5.40%, due 08/01/26	7,100
31,000	Sixth Street Specialty Lending, Inc., 3.88%, due 11/01/24	30,452
250,000	Southern California Gas Co., 2.95%, due 04/15/27	237,366
27,000	Southern Co. Gas Capital Corp., 3.25%, due 06/15/26	26,005
200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	192,729
24,000	Sprint Capital Corp., 6.88%, due 11/15/28	26,005
170,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29	169,402
19,000	State Street Corp., 5.68% (SOFR + 1.48%), due 11/21/29(b)	19,671
12,000	Stryker Corp., 4.85%, due 12/08/28	12,156
200,000	Sumitomo Mitsui Financial Group, Inc., 2.70%, due 07/16/24	197,112
200,000	Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	202,081
32,000	Sumitomo Mitsui Trust Bank Ltd., 0.80%, due 09/16/24	30,955
200,000	Suntory Holdings Ltd., 2.25%, due 10/16/24 144A	194,712
100,000	Sysco Corp., 5.75%, due 01/17/29	104,343
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
31,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	30,362
100,000	Targa Resources Corp., 6.15%, due 03/01/29	104,753
64,000	Teledyne Technologies, Inc., 0.95%, due 04/01/24	63,277
30,000	Thermo Fisher Scientific, Inc., 5.00%, due 12/05/26	30,453
112,000	T-Mobile USA, Inc., 2.25%, due 02/15/26	106,200
175,000	T-Mobile USA, Inc., 2.63%, due 04/15/26	166,552
29,000	T-Mobile USA, Inc., 3.75%, due 04/15/27	28,167
16,000	T-Mobile USA, Inc., 4.95%, due 03/15/28(f)	16,235
32,000	Toronto-Dominion Bank, 0.70%, due 09/10/24	30,997
42,000	Toronto-Dominion Bank, 1.15%, due 06/12/25	39,797
260,000	Toronto-Dominion Bank, 1.20%, due 06/03/26	238,886
32,000	Toronto-Dominion Bank, 1.45%, due 01/10/25	30,858
31,000	Toronto-Dominion Bank, 3.77%, due 06/06/25	30,521
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,676
48,000	Toyota Motor Corp., 0.68%, due 03/25/24	47,480
16,000	Toyota Motor Credit Corp., 4.63%, due 01/12/28	16,224
30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,738
32,000	Toyota Motor Credit Corp., 5.60%, due 09/11/25	32,540
24,000	Trans-Allegheny Interstate Line Co., 3.85%, due 06/01/25	23,528
20,000	TransCanada PipeLines Ltd., 1.00%, due 10/12/24	19,295
48,000	Triton Container International Ltd., 1.15%, due 06/07/24	46,845
18,000	Truist Financial Corp., 1.27% (SOFR + 0.61%), due 03/02/27(b)	16,492
22,000	Truist Financial Corp., 1.89% (SOFR + 0.86%), due 06/07/29(b)	19,044
17,000	Truist Financial Corp., 4.26% (SOFR + 1.46%), due 07/28/26(b)	16,663
250,000	Truist Financial Corp., 5.82% (SOFR + 0.40%), due 06/09/25(b)	246,331
7,817	U.S. Airways Pass-Through Trust, 5.90%, due 04/01/26	7,820
270,000	U.S. Bancorp, 2.22% (SOFR + 0.73%), due 01/27/28(b)	248,420
16,000	U.S. Bancorp, 5.78% (SOFR + 2.02%), due 06/12/29(b)	16,462
400,000	UBS Group AG, 4.49% (1 yr. CMT + 1.55%), due 05/12/26(b)	394,263
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	241,721
7,117	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	7,215
17,000	UnitedHealth Group, Inc., 2.38%, due 08/15/24	16,702
23,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	21,859
24,000	UnitedHealth Group, Inc., 3.38%, due 04/15/27	23,269
250,000	Ventas Realty LP, 3.85%, due 04/01/27	240,508
232,000	Veralto Corp., 5.50%, due 09/18/26	235,161
31,000	Verizon Communications, Inc., 0.85%, due 11/20/25	28,811
100,000	Verizon Communications, Inc., 2.10%, due 03/22/28	90,585
19,000	Verizon Communications, Inc., 3.50%, due 11/01/24	18,721
37,000	Viatris, Inc., 1.65%, due 06/22/25	35,054
200,000	VICI Properties LP, 4.75%, due 02/15/28	196,002
24,000	VMware LLC, 1.00%, due 08/15/24	23,318
28,000	VMware LLC, 1.40%, due 08/15/26	25,632
19,000	Walmart, Inc., 3.95%, due 09/09/27	18,922
33,000	Walmart, Inc., 4.00%, due 04/15/26	32,848
227,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	217,763
28,000	Waste Management, Inc., 4.88%, due 02/15/29	28,700
250,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 3.75%, due 09/17/24 144A	245,570
140,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	139,556

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
5,000	WEC Energy Group, Inc., 5.00%, due 09/27/25	4,993
7,000	WEC Energy Group, Inc., 5.15%, due 10/01/27	7,111
250,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	254,616
10,000	Wells Fargo & Co., 2.16% (3 mo. USD Term SOFR + 1.01%), due 02/11/26(b)	9,630
272,000	Wells Fargo & Co., 3.53% (SOFR + 1.51%), due 03/24/28(b)	259,774
212,000	Wells Fargo & Co., 4.54% (SOFR + 1.56%), due 08/15/26(b)	209,915
12,000	Wells Fargo & Co., 5.57% (SOFR + 1.74%), due 07/25/29(b)	12,272
250,000	Wells Fargo Bank NA, 5.25%, due 12/11/26	253,263
100,000	Western Midstream Operating LP, 6.35%, due 01/15/29	104,439
200,000	Westpac Banking Corp., 5.54%, due 11/17/28	208,244
46,000	Williams Cos., Inc., 4.55%, due 06/24/24	45,761
15,000	Workday, Inc., 3.50%, due 04/01/27	14,531
196,000	WRKCo, Inc., 3.75%, due 03/15/25	192,274
44,000	WW Grainger, Inc., 1.85%, due 02/15/25	42,509
21,000	Zoetis, Inc., 5.40%, due 11/14/25	21,184
		29,064,786
	Mortgage Backed Securities - Private Issuers — 9.3%
200,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.33% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b)	197,373
156,386	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 6.17% (1 mo. USD Term SOFR + 0.80%), due 10/15/38(b)	153,595
187,693	BX Trust, Series 2021-BXMF, Class A, 6.11% (1 mo. USD Term SOFR + 0.75%), due 10/15/26(b)	184,337
183,407	BX Trust, Series 2021-RISE, Class A, 6.22% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b)	180,592
200,000	BX Trust, Series 2022-LBA6, Class A, 6.36% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b)	196,895
200,000	BX Trust, Series 2022-VAMF, Class A, 6.21% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b)	195,957
250,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A4, 3.35%, due 02/10/49	238,430
142,544	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3, 3.44%, due 04/14/50	135,162
50,000	COMM Mortgage Trust, Series 2015-CR26, Class A4, 3.63%, due 10/10/48	48,176
373,376	Extended Stay America Trust, Series 2021-ESH, Class A, 6.56% (1 mo. USD Term SOFR + 1.19%), due 07/15/38(b) 144A	370,208
341,705	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 5.95% (SOFR 30-day average + 0.61%), due 09/25/36(b)	339,084
131	Federal National Mortgage Association-ACES, Series 2017-M15, Class ATS2, 3.15%, due 11/25/27(g)	125
150,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.14%, due 12/10/36	145,362
373,161	Government National Mortgage Association REMICS, Series 2016-H07, Class FK, 6.44% (1 mo. USD Term SOFR + 1.11%), due 03/20/66(b)	371,973
439,034	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 6.11% (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	438,493
150,000	Great Wolf Trust, Series 2019-WOLF, Class A, 6.71% (1 mo. USD Term SOFR + 1.15%), due 12/15/36(b)	149,495
128,456	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.08%, due 02/15/47	127,732
112,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, due 11/15/47	109,281
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A4, 3.49%, due 01/15/48	194,998
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, due 10/15/48	241,008
200,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 6.36% (1 mo. USD Term SOFR + 1.00%), due 05/15/36(b) 144A	199,263
175,000	KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.64% (1 mo. USD Term SOFR + 2.29%), due 12/15/36(b) 144A	175,313
196,594	Life Mortgage Trust, Series 2021-BMR, Class A, 6.18% (1 mo. USD Term SOFR + 0.81%), due 03/15/38(b) 144A	192,454
182,323	MHP Trust, Series 2022-MHIL, Class A, 6.18% (1 mo. USD Term SOFR + 0.81%), due 01/15/27(b)	178,741
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A4, 3.25%, due 10/15/48	233,779
400,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 6.36% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	391,946
171,595	TTAN, Series 2021-MHC, Class A, 6.33% (1 mo. USD Term SOFR + 0.96%), due 03/15/38(b)	169,792
227,483	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	214,082
180,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, due 05/15/48	174,110
370,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A5, 3.37%, due 01/15/59	354,337
245,000	WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, due 08/15/47	240,938
250,000	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.63%, due 11/15/47	244,478
		6,787,509
	Mortgage Backed Securities - U.S. Government Agency Obligations — 5.0%
434,923	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	418,526
459,701	Federal Home Loan Mortgage Corp., Pool # G18622, 2.50%, due 12/01/31	433,782
143,002	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	136,701
535,105	Federal Home Loan Mortgage Corp., Pool # SB1024, 3.50%, due 02/01/34	520,331
528,291	Federal Home Loan Mortgage Corp., Pool # ZS7556, 3.00%, due 11/01/31	509,248
459,310	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	439,132
550,724	Federal National Mortgage Association, Pool # FS1247, 3.00%, due 05/01/34	526,470
329,314	Federal National Mortgage Association, Pool # FS4657, 2.50%, due 10/01/31	315,989
303,623	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	297,770
		3,597,949
	U.S. Government and Agency Obligations — 21.1%
2,260,000	U.S. Treasury Notes, 2.13%, due 09/30/24	2,213,733
3,300	U.S. Treasury Notes, 3.75%, due 12/31/28	3,288
1,000,000	U.S. Treasury Notes, 3.88%, due 11/30/27	998,750
3,973,000	U.S. Treasury Notes, 4.25%, due 12/31/25	3,973,310
3,118,300	U.S. Treasury Notes, 4.38%, due 12/15/26	3,150,458
1,000,000	U.S. Treasury Notes, 4.38%, due 11/30/28	1,024,414
240,000	U.S. Treasury Notes, 4.63%, due 03/15/26	242,184
1,035,000	U.S. Treasury Notes, 4.63%, due 10/15/26	1,050,970
1,000,000	U.S. Treasury Notes, 4.63%, due 11/15/26	1,016,367

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
1,635,000	U.S. Treasury Notes, 4.75%, due 07/31/25	1,642,888
		15,316,362
	TOTAL DEBT OBLIGATIONS (COST $70,879,680)	71,494,331
	SHORT-TERM INVESTMENT — 0.1%
	Mutual Fund - Securities Lending Collateral — 0.1%
55,225	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(h)(i)	55,225
	TOTAL SHORT-TERM INVESTMENT (COST $55,225)	55,225
	TOTAL INVESTMENTS — 98.6% (Cost $70,934,905)	71,549,556
	Other Assets and Liabilities (net) — 1.4%	1,029,604
	NET ASSETS — 100.0%	$72,579,160

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2023.
(c)	When-issued security.
(d)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(f)	All or a portion of this security is out on loan.
(g)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(i)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $4,534,471 which represents 6.2% of net assets.

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
36	U.S. Treasury Note 2-Year	Mar 2024	$7,412,906	$22,118
Sales
16	U.S. Treasury Note 5-Year	Mar 2024	$1,740,375	$(3,352)

Currency Abbreviations
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
SOFR	—	Secured Overnight Financing Rate
TBD	—	To Be Determined

See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.5
Futures Contracts	0.0*
Short-Term Investment	0.1
Other Assets and Liabilities (net)	1.4
100.0

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 92.7%
	Asset Backed Securities — 5.0%
500,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class C, 7.91% (3 mo. USD Term SOFR + 2.51%), due 10/15/34(b) 144A	498,880
220,000	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.42% (3 mo. USD Term SOFR + 2.00%), due 04/20/36(b) 144A	221,035
622,165	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 6.12% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	566,178
650,000	AGL CLO 22 Ltd., Series 2022-22A, Class D, 10.42% (3 mo. USD Term SOFR + 5.00%), due 10/20/35(b) 144A	655,305
500,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class DR, 8.30% (3 mo. USD Term SOFR + 2.90%), due 01/17/32(b) 144A	495,428
650,000	Alinea CLO Ltd., Series 2018-1A, Class D, 8.78% (3 mo. USD Term SOFR + 3.36%), due 07/20/31(b) 144A	650,509
1,000,000	AMMC CLO 27 Ltd., Series 2022-27A, Class D, 11.43% (3 mo. USD Term SOFR + 6.01%), due 01/20/36(b) 144A	1,008,369
300,000	Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, 11.15% (3 mo. USD Term SOFR + 5.76%), due 01/28/31(b) 144A	280,843
500,000	Apex Credit CLO Ltd., Series 2019-1A, Class BR, 8.06% (3 mo. USD Term SOFR + 2.66%), due 04/18/32(b) 144A	488,165
420,000	Apidos CLO XXII Ltd., Series 2015-22A, Class DR, 12.43% (3 mo. USD Term SOFR + 7.01%), due 04/20/31(b) 144A	420,859
850,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.82%, due 03/05/53 144A	874,901
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 3.01% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	638,501
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	390,162
500,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 8.78% (3 mo. USD Term SOFR + 3.36%), due 10/20/34(b) 144A	487,519
550,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, 9.06% (3 mo. USD Term SOFR + 3.65%), due 04/22/35(b) 144A	553,142
500,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 10.29% (3 mo. USD Term SOFR + 4.90%), due 04/16/36(b) 144A	505,825
550,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class D, 9.42% (3 mo. USD Term SOFR + 4.00%), due 04/20/34(b) 144A	552,765
1,000,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class D, 12.53% (3 mo. USD Term SOFR + 7.11%), due 04/20/35(b) 144A	965,169
275,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 8.83% (3 mo. USD Term SOFR + 3.41%), due 04/20/31(b) 144A	274,547
415,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 7.21% (3 mo. USD Term SOFR + 1.81%), due 07/15/32(b) 144A	410,934
250,000	Barings CLO Ltd., Series 2016-2A, Class ER2, 12.18% (3 mo. USD Term SOFR + 6.76%), due 01/20/32(b) 144A	246,647
850,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 12.50% (3 mo. USD Term SOFR + 7.12%), due 07/25/34(b) 144A	807,446
650,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class DR, 8.76% (3 mo. USD Term SOFR + 3.36%), due 07/18/34(b) 144A	642,227
280,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 12.07% (3 mo. USD Term SOFR + 6.67%), due 04/15/34(b) 144A	274,466
500,000	Canyon CLO Ltd., Series 2020-1A, Class BR, 7.36% (3 mo. USD Term SOFR + 1.96%), due 07/15/34(b) 144A	499,010
255,000	Canyon CLO Ltd., Series 2021-4A, Class B, 7.36% (3 mo. USD Term SOFR + 1.96%), due 10/15/34(b) 144A	254,856

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,300,000	Carlyle U.S. CLO Ltd., Series 2019-2A, Class DR, 12.16% (3 mo. USD Term SOFR + 6.76%), due 07/15/32(b) 144A	1,283,064
1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 7.14% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,455,499
510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 7.31% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	508,965
1,060,000	CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, 7.62% (3 mo. USD Term SOFR + 2.20%), due 01/20/35(b) 144A	1,064,794
750,000	Catskill Park CLO Ltd., Series 2017-1A, Class D, 11.68% (3 mo. USD Term SOFR + 6.26%), due 04/20/29(b) 144A	725,365
1,020,000	CBAM Ltd., Series 2018-6A, Class B2R, 7.76% (3 mo. USD Term SOFR + 2.36%), due 01/15/31(b) 144A	1,019,422
250,000	CIFC Funding Ltd., Series 2017-1A, Class D, 9.17% (3 mo. USD Term SOFR + 3.76%), due 04/23/29(b) 144A	251,277
700,000	CIFC Funding Ltd., Series 2017-3A, Class C, 9.33% (3 mo. USD Term SOFR + 3.91%), due 07/20/30(b) 144A	700,238
750,000	CIFC Funding Ltd., Series 2018-1A, Class C, 7.41% (3 mo. USD Term SOFR + 2.01%), due 04/18/31(b) 144A	744,304
500,000	Clover CLO LLC, Series 2018-1A, Class DR, 8.78% (3 mo. USD Term SOFR + 3.36%), due 04/20/32(b) 144A	502,484
255,000	Clover CLO Ltd., Series 2019-1A, Class BR, 7.25% (3 mo. USD Term SOFR + 1.85%), due 04/18/35(b) 144A	254,628
914,400	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.64%, due 04/20/49 144A	886,551
500,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, 8.31% (3 mo. USD Term SOFR + 2.91%), due 04/18/31(b) 144A	488,833
900,000	Dryden 70 CLO Ltd., Series 2018-70A, Class E, 11.71% (3 mo. USD Term SOFR + 6.31%), due 01/16/32(b) 144A	866,813
630,000	Eaton Vance CLO Ltd., Series 2020-2A, Class ER, 12.16% (3 mo. USD Term SOFR + 6.76%), due 01/15/35(b) 144A	623,536
350,000	Elmwood CLO XI Ltd., Series 2021-4A, Class B, 7.28% (3 mo. USD Term SOFR + 1.86%), due 10/20/34(b) 144A	349,965
500,000	Empower CLO Ltd., Series 2023-2A, Class C, 8.74% (3 mo. USD Term SOFR + 3.40%), due 07/15/36(b) 144A	502,157
169,696	Falcon Aerospace Ltd., Series 2017-1, 4.58%, due 02/15/42(b) 144A	158,657
250,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class E, 12.79% (3 mo. USD Term SOFR + 7.39%), due 10/15/34(b) 144A	223,013
1,290,000	FS Rialto Issuer LLC, Series 2022-FL7, Class A, 8.26% (1 mo. USD Term SOFR + 2.90%), due 10/19/39(b) 144A	1,297,561
500,000	Gallatin Funding Ltd, Series 2023-1A, Class C1, 9.18% (3 mo. USD Term SOFR + 3.85%), due 10/14/35(b) 144A	501,993
1,060,000	Generate CLO 7 Ltd., Series 7A, Class B1, 7.52% (3 mo. USD Term SOFR + 2.11%), due 01/22/33(b) 144A	1,060,158
250,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 8.61% (3 mo. USD Term SOFR + 3.21%), due 10/15/30(b) 144A	251,258
750,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class D, 8.53% (3 mo. USD Term SOFR + 3.11%), due 04/20/30(b) 144A	748,296
220,000	Golub Capital Partners CLO 66B Ltd., Series 2023-66A, Class A, 7.33% (3 mo. USD Term SOFR + 1.95%), due 04/25/36(b) 144A	220,540
250,000	Greenwood Park CLO Ltd., Series 2018-1A, Class E, 10.61% (3 mo. USD Term SOFR + 5.21%), due 04/15/31(b) 144A	227,583
250,000	Greywolf CLO II Ltd., Series 2019-1RA, Class CR, 9.31% (3 mo. USD Term SOFR), due 04/17/34(b) 144A	251,227
255,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 7.27% (3 mo. USD Term SOFR + 1.89%), due 04/26/31(b) 144A	253,615
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
750,000	Greywolf CLO VI Ltd., Series 2018-1A, Class D, 11.39% (3 mo. USD Term SOFR + 6.01%), due 04/26/31(b) 144A	719,235
59,761	GSAA Home Equity Trust, Series 2007-7, Class A4, 6.01% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	55,277
290,000	Halsey Point CLO I Ltd., Series 2019-1A, Class F, 13.88% (3 mo. USD Term SOFR + 8.46%), due 01/20/33(b) 144A	266,262
200,000	Hayfin U.S. XII Ltd., Series 2018-9A, Class BR, 7.45% (3 mo. USD Term SOFR + 2.06%), due 04/28/31(b) 144A	200,028
1,765,000	HPS Loan Management Ltd., Series 2023-18A, Class B, 8.28% (3 mo. USD Term SOFR + 2.95%), due 07/20/36(b) 144A	1,786,155
870,000	KREF Ltd., Series 2022-FL3, Class A, 6.81% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	860,821
157,341	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 6.75% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	153,542
250,000	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class B, 7.11% (3 mo. USD Term SOFR + 1.71%), due 04/19/33(b) 144A	248,625
425,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, 7.29% (3 mo. USD Term SOFR + 1.91%), due 04/25/29(b) 144A	425,312
1,405,000	Madison Park Funding XXXIX Ltd., Series 2021-39A, Class D, 8.72% (3 mo. USD Term SOFR + 3.31%), due 10/22/34(b) 144A	1,411,922
500,000	Magnetite VII Ltd., Series 2012-7A, Class DR2, 10.16% (3 mo. USD Term SOFR + 4.76%), due 01/15/28(b) 144A	501,273
400,000	Magnetite XII Ltd., Series 2015-12A, Class ER, 11.34% (3 mo. USD Term SOFR + 5.94%), due 10/15/31(b) 144A	403,988
500,000	Magnetite XXII Ltd., Series 2019-22A, Class DR, 8.76% (3 mo. USD Term SOFR + 3.36%), due 04/15/31(b) 144A	502,489
1,435,000	Magnetite XXIV Ltd., Series 2019-24A, Class BR, 7.14% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,423,180
582,513	Magnolia Finance X DAC, Series 2020-1, 8.21%, due 08/13/24(c) 144A	568,037
250,000	Marathon CLO 14 Ltd., Series 2019-2A, Class BA, 8.98% (3 mo. USD Term SOFR + 3.56%), due 01/20/33(b) 144A	247,737
408,683	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	375,336
548,406	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	468,587
769,738	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 5.76% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	721,083
370,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	350,785
1,359,725	Neighborly Issuer LLC, Series 2023-1A, Class A2, 7.31%, due 01/30/53 144A	1,364,158
250,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.59% (3 mo. USD Term SOFR + 6.18%), due 10/21/30(b) 144A	252,479
750,000	Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class DR, 8.51% (3 mo. USD Term SOFR + 3.11%), due 10/18/29(b) 144A	747,394
750,000	Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, 8.56% (3 mo. USD Term SOFR + 3.16%), due 10/16/33(b) 144A	740,938
500,000	Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class CR, 7.52% (3 mo. USD Term SOFR + 2.10%), due 01/20/35(b) 144A	488,643
2,805,000	Neuberger Berman Loan Advisers CLO 36 Ltd., Series 2020-36A, Class A1R, 6.93% (3 mo. USD Term SOFR + 1.51%), due 04/20/33(b) 144A	2,808,882
480,000	Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class E, 11.66% (3 mo. USD Term SOFR + 6.26%), due 10/16/34(b) 144A	474,849
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 8.21% (3 mo. USD Term SOFR + 2.81%), due 10/15/34(b) 144A	702,620
750,000	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.41% (3 mo. USD Term SOFR + 4.01%), due 10/15/34(b) 144A	736,702

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
930,000	Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, 7.42% (3 mo. USD Term SOFR + 2.00%), due 01/20/35(b) 144A	934,084
1,285,000	OCP CLO Ltd., Series 2015-9A, Class BR2, 7.14% (3 mo. USD Term SOFR + 1.75%), due 01/15/33(b) 144A	1,267,091
325,000	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 8.28% (3 mo. USD Term SOFR + 2.86%), due 01/20/31(b) 144A	310,684
275,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 7.27% (3 mo. USD Term SOFR + 1.86%), due 04/21/34(b) 144A	275,430
1,000,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class BR, 7.32% (3 mo. USD Term SOFR + 1.91%), due 10/22/36(b) 144A	1,002,455
500,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, 6.70% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	499,372
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 6.40% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	687,222
250,000	Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, 7.48% (3 mo. USD Term SOFR + 2.06%), due 04/20/32(b) 144A	249,755
605,000	OZLM XXIII Ltd., Series 2019-23A, Class B1R, 7.51% (3 mo. USD Term SOFR + 2.11%), due 04/15/34(b) 144A	603,883
2,335,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 6.81% (3 mo. USD Term SOFR + 1.41%), due 07/15/34(b) 144A	2,337,475
300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 7.31% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	300,604
250,000	Palmer Square Loan Funding Ltd., Series 2021-2A, Class B, 7.03% (3 mo. USD Term SOFR + 1.66%), due 05/20/29(b) 144A	248,814
890,000	Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 10.79% (3 mo. USD Term SOFR + 5.40%), due 04/15/31(b) 144A	894,991
250,000	Parallel Ltd., Series 2017-1A, Class CR, 7.68% (3 mo. USD Term SOFR + 2.26%), due 07/20/29(b) 144A	247,951
575,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class B, 7.41% (3 mo. USD Term SOFR + 2.01%), due 07/15/34(b) 144A	575,028
390,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 11.68% (3 mo. USD Term SOFR + 6.26%), due 10/20/34(b) 144A	383,570
435,850	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	426,506
1,005,000	PPM CLO Ltd., Series 2018-1A, Class B2, 7.51% (3 mo. USD Term SOFR + 2.11%), due 07/15/31(b) 144A	1,006,527
520,000	Rad CLO Ltd., Series 2023-21A, Class D, 9.77% (3 mo. USD Term SOFR + 4.40%), due 01/25/33(b) 144A	522,216
275,559	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 4.16% (1 mo. USD Term SOFR + 0.99%), due 08/25/33(b)	251,483
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 6.09% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,091,316
1,391,491	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 6.73% (3 mo. USD Term SOFR + 1.36%), due 05/20/31(b) 144A	1,393,278
325,000	Rockford Tower CLO Ltd., Series 2021-3A, Class B, 7.43% (3 mo. USD Term SOFR + 2.01%), due 10/20/34(b) 144A	323,912
720,000	RR 18 Ltd., Series 2021-18A, Class D, 11.91% (3 mo. USD Term SOFR + 6.51%), due 10/15/34(b) 144A	707,882
430,000	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.93% (3 mo. USD Term SOFR + 7.51%), due 07/20/34(b) 144A	413,846
515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 8.58% (3 mo. USD Term SOFR + 3.16%), due 04/20/34(b) 144A	515,860
54,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 8.96%, due 06/15/32(c)	53,561
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
50,000		SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 8.97%, due 03/15/33(c)	49,695
377,896		SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	340,718
1,500,000		SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,486,812
940,000		Southwick Park CLO LLC, Series 2019-4A, Class DR, 8.63% (3 mo. USD Term SOFR + 3.21%), due 07/20/32(b) 144A	941,044
548,041		Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	500,075
800,000		Stratus CLO Ltd., Series 2022-1A, Class D, 9.67% (3 mo. USD Term SOFR + 4.25%), due 07/20/30(b) 144A	804,190
1,050,000		Sycamore Tree CLO Ltd., Series 2023-2A, Class A, 7.75% (3 mo. USD Term SOFR + 2.33%), due 04/20/35(b) 144A	1,052,782
1,000,000		Symphony CLO XXV Ltd., Series 2021-25A, Class D, 9.26% (3 mo. USD Term SOFR + 3.86%), due 04/19/34(b) 144A	986,529
790,000		Trinitas CLO XXVI Ltd., Series 2023-26A, Class C, 1.00% (3 mo. USD Term SOFR + 2.95%), due 01/20/35(b)(d) 144A	791,975
650,000		TSTAT Ltd., Series 2022-2A, Class C, 10.22% (3 mo. USD Term SOFR + 4.80%), due 01/20/31(b) 144A	653,960
620,000		Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, 9.57% (3 mo. USD Term SOFR + 4.15%), due 10/20/34(b) 144A	617,415
500,000		Venture 43 CLO Ltd., Series 2021-43A, Class D, 9.13% (3 mo. USD Term SOFR + 3.73%), due 04/15/34(b) 144A	469,935
500,000		Verde CLO Ltd., Series 2019-1A, Class DR, 8.91% (3 mo. USD Term SOFR + 3.51%), due 04/15/32(b) 144A	494,749
660,000		Voya CLO Ltd., Series 2017-2A, Class A2AR, 7.31% (3 mo. USD Term SOFR + 1.91%), due 06/07/30(b) 144A	656,400
260,000		Voya CLO Ltd., Series 2017-3A, Class DR, 12.63% (3 mo. USD Term SOFR + 7.21%), due 04/20/34(b) 144A	252,262
255,000		Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, 7.36% (3 mo. USD Term SOFR + 1.96%), due 07/24/32(b) 144A	255,634
260,000		Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 6.88% (3 mo. USD Term SOFR + 1.48%), due 10/24/34(b) 144A	260,229
250,000		Wind River CLO Ltd., Series 2021-4A, Class B, 7.33% (3 mo. USD Term SOFR + 1.91%), due 01/20/35(b) 144A	243,327
			79,474,350
		Bank Loans — 11.0%
720,000		1011778 BC Unlimited Liability Co., 7.61% (1 mo. USD Term SOFR + 2.25%), due 09/20/30(b)	721,221
1,941,423		19th Holdings Golf LLC, 2022 Term Loan B, 8.70% (1 mo. USD Term SOFR + 3.35%), due 02/07/29(b)	1,931,716
1,151		ACProducts, Inc., 2021 Term Loan B, 9.86% (3 mo. USD Term SOFR + 4.25%), due 05/17/28(b)	1,012
803,925		Acrisure LLC, 9.89% (3 mo. USD Term SOFR + 4.50%), due 11/06/30(b)	807,442
121,460		Acrisure LLC, 2020 Term Loan B, 9.15% (3 mo. USD LIBOR + 3.50%), due 02/15/27(b)	121,406
984,925		Acrisure LLC, 2021 First Lien Term Loan B, 9.90% (3 mo. USD LIBOR + 4.25%), due 02/15/27(b)	988,618
523,900	EUR	Adevinta ASA, EUR Term Loan B, 6.43% (3 mo. EURIBOR + 2.50%), due 06/26/28(b)	580,690
169,681		Adtalem Global Education, Inc., 2021 Term Loan B, 9.47% (1 mo. USD Term SOFR + 4.00%), due 08/12/28(b)	170,402
710,000		Advisor Group, Inc., 2023 Term Loan B, 9.86% (1 mo. USD Term SOFR + 4.50%), due 08/17/28(b)	713,150

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
2,149,613		Agiliti Health, Inc., 2023 Term Loan, 8.39% (3 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	2,152,300
1,400,000		AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan TBD, due 07/31/28(e)	1,407,875
778,050		A-L Parent LLC, 2023 Take Back Term Loan, 10.86% (1 mo. USD Term SOFR + 5.50%), due 06/30/28(b)(e)	752,277
771,907		Allen Media LLC, 2021 Term Loan B, 11.00% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	691,500
1,547,860		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 9.21% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	1,541,330
558,600		Allied Universal Holdco LLC, 2023 Term Loan B, 10.11% (1 mo. USD Term SOFR + 4.75%), due 05/12/28(b)	559,797
1,280,500		Amentum Government Services Holdings LLC, 2022 Term Loan, 9.36% (1 mo. USD Term SOFR + 4.00%), due 02/15/29(b)	1,283,701
487,103		Amentum Government Services Holdings LLC, Term Loan B, 9.47% (1 mo. USD Term SOFR + 4.00%), due 01/29/27(b)	488,625
1,539,506		American Airlines, Inc., 2021 Term Loan, 10.43% (3 mo. USD Term SOFR + 4.75%), due 04/20/28(b)	1,585,691
1,275,545		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 8.97% (1 mo. USD Term SOFR + 3.50%), due 11/30/28(b)	1,272,886
1,248,901		AmWINS Group, Inc., 2021 Term Loan B, 7.61% (1 mo. USD Term SOFR + 2.25%), due 02/19/28(b)	1,252,024
987,519		AmWINS Group, Inc., 2023 Incremental Term Loan B, 8.11% (1 mo. USD Term SOFR + 2.75%), due 02/19/28(b)	991,575
342,020		Anticimex International AB, 2021 USD Term Loan B1, 8.50% (3 mo. USD Term SOFR + 3.15%), due 11/16/28(b)	342,234
145,182		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 8.97% (1 mo. USD Term SOFR + 3.50%), due 03/11/28(b)	142,641
1,268,285		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (3 mo. USD LIBOR + 10.00%, PIK), due 12/31/27(b)(f)	1,136,891
1,299,260	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 7.84% (1 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,363,466
642,700		Aruba Investments, Inc., 2020 USD Term Loan, 9.46% (1 mo. USD Term SOFR + 4.00%), due 11/24/27(b)	637,345
638,165		AssuredPartners, Inc., 9.11% (1 mo. USD Term SOFR + 3.75%), due 02/12/27(b)	641,595
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 10.72% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(b)	852,349
491,696		Asurion LLC, 2021 Term Loan B9, 8.61% (1 mo. USD Term SOFR + 3.25%), due 07/31/27(b)	488,930
605,363		Asurion LLC, 2022 Term Loan B10, 9.36% (1 mo. USD Term SOFR + 4.00%), due 08/19/28(b)	603,377
105,374		Athenahealth Group, Inc., 2022 Term Loan B, 8.61% (1 mo. USD Term SOFR + 3.25%), due 02/15/29(b)	105,154
1,469,195		Autokiniton U.S. Holdings, Inc., 2021 Term Loan B, 9.97% (1 mo. USD Term SOFR + 4.50%), due 04/06/28(b)	1,477,000
672,315		Barnes Group, Inc., Term Loan B, 8.46% (1 mo. USD Term SOFR + 3.00%), due 09/03/30(b)	675,046
690,270		Bausch & Lomb Corp., 9.36% (1 mo. USD Term SOFR + 4.00%), due 09/29/28(b)	691,133
1,233,580		Belron Finance U.S. LLC, 2023 1st Lien Term Loan TBD, due 04/18/29(e)	1,238,206
1,233,800		Belron Finance U.S. LLC, 2023 Term Loan, 8.00% (3 mo. USD Term SOFR + 2.50%), due 04/18/29(b)	1,237,877
1,118,000	EUR	Belron Luxembourg SARL, 6.38% (3 mo. EURIBOR + 2.43%), due 04/13/28(b)	1,240,402
287,207		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 9.14% (3 mo. USD Term SOFR + 3.75%), due 07/02/29(b)	288,438
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
243,910		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 9.11% (1 mo. USD Term SOFR + 3.75%), due 07/02/29	244,955
605,253		Brown Group Holding LLC, 2022 Incremental Term Loan B2, 9.13% (3 mo. USD Term SOFR + 3.75%), due 07/02/29(b)	607,847
494,576		Brown Group Holding LLC, Term Loan B, 8.21% (1 mo. USD Term SOFR + 2.75%), due 06/07/28(b)	495,437
317,600		Caesars Entertainment Corp., Term Loan B, 8.71% (1 mo. USD Term SOFR + 3.25%), due 02/06/30(b)	318,990
388,190		Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, 8.47% (1 mo. USD Term SOFR + 3.00%), due 10/30/26(b)	388,884
618,395		Camelot U.S. Acquisition LLC, Term Loan B, 8.47% (1 mo. USD Term SOFR + 3.00%), due 10/30/26(b)	620,018
1,372,503		Cardinal Parent, Inc., 2020 Term Loan B, 10.00% (3 mo. USD Term SOFR + 4.50%), due 11/12/27(b)	1,264,419
388,050		Carnival Corp., 2023 Term Loan B, 8.36% (1 mo. USD Term SOFR + 3.00%), due 08/08/27(b)	389,505
854,021	EUR	Carnival Corp., EUR Term Loan B, 7.59% (1 mo. EURIBOR + 3.75%), due 06/30/25(b)	945,818
790,188		Carriage Purchaser, Inc., 2021 Term Loan B, 9.72% (1 mo. USD Term SOFR + 4.25%), due 10/02/28(b)	784,262
888,750		CB Poly U.S. Holdings, Inc., Term Loan B, 10.85% (3 mo. USD Term SOFR + 5.50%), due 05/18/29(b)	883,751
1,788,803		CCI Buyer, Inc., Term Loan, 9.36% (3 mo. USD Term SOFR + 4.00%), due 12/17/27(b)	1,785,928
995,363		Cengage Learning, Inc., 2021 Term Loan B, 10.41% (3 mo. USD Term SOFR + 4.75%), due 07/14/26(b)	999,774
1,987,487		Central Parent, Inc., 9.35% (3 mo. USD Term SOFR + 4.00%), due 07/06/29(b)	1,999,337
874,160		Chamberlain Group, Inc., Term Loan B, 8.71% (1 mo. USD Term SOFR + 3.25%), due 11/03/28(b)	873,067
1,547,066		Cimpress Public Ltd. Co., USD Term Loan B, 8.97% (1 mo. USD Term SOFR + 3.50%), due 05/17/28(b)	1,549,000
1,478,825		Cinemark USA, Inc., 2023 Term Loan B, 9.11% (1 mo. USD Term SOFR + 3.75%), due 05/24/30(b)	1,481,783
2,443,657		Citadel Securities LP, 2023 Term Loan B, 7.97% (1 mo. USD Term SOFR + 2.50%), due 07/29/30(b)	2,451,141
897,750		Clarios Global LP, 2023 Incremental Term Loan, 9.11% (1 mo. USD Term SOFR + 3.75%), due 05/06/30(b)	900,555
535,342		Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.14% (3 mo. USD Term SOFR + 3.50%), due 08/21/26(b)	530,858
820,000		Cloudera, Inc., 9.21% (1 mo. USD Term SOFR + 3.75%), due 10/08/28(b)	814,533
160,000		Cloudera, Inc., 2021 Second Lien Term Loan, 11.46% (1 mo. USD Term SOFR + 6.00%), due 10/08/29(b)	154,133
719,050		Clydesdale Acquisition Holdings, Inc., Term Loan B, 9.63% (1 mo. USD Term SOFR + 4.18%), due 04/13/29(b)	723,421
2,089,035		CommScope, Inc., 2019 Term Loan B, 8.72% (1 mo. USD Term SOFR + 3.25%), due 04/06/26(b)	1,871,209
1,475,175		Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan, 10.71% (1 mo. USD Term SOFR + 5.25%), due 04/27/27(b)	1,484,855
588,908		CTC Holdings LP, Term Loan B, 10.52% (3 mo. USD Term SOFR + 5.00%), due 02/20/29(b)	585,227
1,696,806		DCert Buyer, Inc., 2019 Term Loan B, 9.36% (1 mo. USD Term SOFR + 4.00%), due 10/16/26(b)	1,685,273
915,200		DCert Buyer, Inc., 2021 2nd Lien Term Loan, 12.36% (1 mo. USD Term SOFR + 7.00%), due 02/19/29(b)	836,836
835,941		Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.10% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	830,716

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
288,100		Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 12.36% (3 mo. USD Term SOFR + 6.75%), due 04/07/28(b)	276,936
2,610,315		DirecTV Financing LLC, Term Loan, 10.65% (3 mo. USD Term SOFR + 5.00%), due 08/02/27(b)	2,620,104
1,150,000		DS Parent, Inc., Term Loan B TBD, due 12/13/30(e)	1,101,125
1,646,590		Dun & Bradstreet Corp., 2023 Term Loan B, 8.21% (1 mo. USD Term SOFR + 2.75%), due 02/06/26(b)	1,651,864
348,788		Electron BidCo, Inc., 2021 Term Loan, 8.47% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	350,095
1,091,080		Embecta Corp., Term Loan B, 8.36% (1 mo. USD Term SOFR + 3.00%), due 03/30/29(b)	1,073,010
1,099,053		Emrld Borrower LP, Term Loan B, 8.36% (1 mo. USD Term SOFR + 3.00%), due 05/31/30(b)	1,103,664
933,094		Endure Digital, Inc., Term Loan, 9.42% (6 mo. USD Term SOFR + 3.50%), due 02/10/28(b)	916,620
336,015		EP Purchaser LLC, 2021 Term Loan B, 9.11% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	333,810
176,575		Equinox Holdings, Inc., 2020 Term Loan B2, 14.61% (6 mo. USD LIBOR + 9.00%), due 03/08/24(b)	173,109
441,000		EVERTEC Group LLC, 8.96% (1 mo. USD Term SOFR + 3.50%), due 10/30/30(b)	442,654
440,000		EyeCare Partners LLC, 12.39% (3 mo. USD Term SOFR + 6.75%), due 11/15/29(b)	132,734
471,600		EyeCare Partners LLC, 2021 Incremental Term Loan, 9.39% (3 mo. USD Term SOFR + 3.75%), due 11/15/28(b)	236,743
990,000		EyeCare Partners LLC, 2022 Incremental Term Loan, 9.98% (3 mo. USD Term SOFR + 4.50%), due 11/15/28(b)	492,525
282,220		Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 8.72% (1 mo. USD Term SOFR + 3.25%), due 11/24/28(b)	282,220
1,098,353		First Brands Group LLC, 2021 Term Loan, 10.88% (6 mo. USD Term SOFR + 5.00%), due 03/30/27(b)(e)	1,091,946
1,511,658		First Brands Group LLC, 2022 Incremental Term Loan, 10.88% (6 mo. USD Term SOFR + 5.00%), due 03/30/27(b)	1,502,210
1,310,000		Flutter Entertainment PLC, 7.70% (3 mo. USD Term SOFR + 2.25%), due 11/25/30(b)	1,314,640
477,974		Focus Financial Partners LLC, 2021 Term Loan B4, 7.86% (1 mo. USD Term SOFR + 2.50%), due 06/30/28(b)	478,871
113,573	EUR	Froneri International Ltd., 2020 EUR Term Loan B1, 6.10% (6 mo. EURIBOR + 2.13%), due 01/29/27(b)	124,478
648,755		Gainwell Acquisition Corp., Term Loan B, 9.45% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	632,537
2,323,926		Garda World Security Corp., 2021 Term Loan B, 9.72% (3 mo. USD Term SOFR + 4.25%), due 10/30/26(b)	2,331,007
720,875		Garda World Security Corp., 2022 Term Loan B, 9.62% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	722,527
984,655		Genesee & Wyoming, Inc., Term Loan, 7.45% (3 mo. USD Term SOFR + 2.00%), due 12/30/26(b)	988,245
715,879		Geo Group, Inc., 2022 Tranche 1 Term Loan, 12.48% (1 mo. USD Term SOFR + 7.13%), due 03/23/27(b)	732,285
864,028		Gray Television, Inc., 2021 Term Loan D, 8.46% (1 mo. USD Term SOFR + 3.00%), due 12/01/28(b)	858,927
521,723		Greystone Select Financial LLC, Term Loan B, 10.66% (3 mo. USD Term SOFR + 5.00%), due 06/16/28(b)	519,114
498,701		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.54% (3 mo. USD Term SOFR + 2.00%), due 11/15/27(b)	499,169
372,000	EUR	GTCR W Merger Sub LLC, EUR Term Loan B TBD, due 09/20/30(e)	412,988
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
3,308,000	GTCR W Merger Sub LLC, USD Term Loan B TBD, due 09/20/30(e)	3,321,679
1,501,840	Harbor Freight Tools USA, Inc., 2021 Term Loan B, 8.22% (1 mo. USD Term SOFR + 2.75%), due 10/19/27(b)	1,502,181
375,250	Hayward Industries, Inc., 2022 Term Loan, 8.71% (1 mo. USD Term SOFR + 3.25%), due 05/30/28(b)	375,133
179,100	Howden Group Holdings Ltd., 2023 USD Term Loan B, 9.36% (1 mo. USD Term SOFR + 4.00%), due 04/18/30(b)	179,716
983,327	Hudson River Trading LLC, 2021 Term Loan, 8.36% (1 mo. USD Term SOFR + 3.00%), due 03/20/28(b)	981,637
1,174,814	II-VI, Inc., 2022 Term Loan B, 8.22% (1 mo. USD Term SOFR + 2.75%), due 07/02/29(b)	1,181,422
620,277	Ingram Micro, Inc., 8.61% (3 mo. USD Term SOFR + 3.00%), due 06/30/28(b)	622,991
89,778	International Textile Group, Inc., 2023 Last Out Term Loan TBD, due 09/30/27(e)	71,261
59,700	International Textile Group, Inc., 2023 Term Loan, 14.04% (3 mo. USD Term SOFR + 8.65%), due 09/30/27(b)(e)	59,476
1,127,000	Iron Mountain, Inc., 2023 Term Loan B TBD, due 12/06/30(e)	1,128,760
517,483	IXS Holdings, Inc., 2020 Term Loan B, 9.85% (3 mo. USD Term SOFR + 4.25%), due 03/05/27(b)	447,299
1,605,380	Jazz Financing Lux SARL, USD Term Loan, 8.97% (1 mo. USD Term SOFR + 3.50%), due 05/05/28(b)	1,614,912
1,597,399	Jump Financial LLC, Term Loan B, 10.11% (3 mo. USD Term SOFR + 4.50%), due 08/07/28(b)	1,589,412
744,792	Knight Health Holdings LLC, Term Loan B, 10.72% (1 mo. USD Term SOFR + 5.25%), due 12/23/28(b)	215,990
830,544	Lakeshore Intermediate LLC, Term Loan, 8.86% (1 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	830,959
990,000	LIDS Holdings, Inc., Term Loan, 11.03% (3 mo. USD Term SOFR + 5.50%), due 12/14/26(b)	960,300
2,736,790	LifePoint Health, Inc., 2023 Term Loan B, 11.17% (3 mo. USD Term SOFR + 5.50%), due 11/16/28(b)	2,733,085
686,000	LRS Holdings LLC, Term Loan B, 9.72% (1 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	675,710
615,662	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.64% (3 mo. USD Term SOFR + 5.00%), due 07/27/28(b)	432,887
2,451,014	MajorDrive Holdings IV LLC, Term Loan B, 9.36% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(b)	2,447,950
934,095	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 10.11% (1 mo. USD Term SOFR + 4.75%), due 07/28/28(b)	934,679
937,855	Medline Borrower LP, USD Term Loan B, 8.47% (1 mo. USD Term SOFR + 3.00%), due 10/23/28(b)	942,603
1,083,555	MH Sub I LLC, 2023 Term Loan, 9.61% (1 mo. USD Term SOFR + 4.25%), due 05/03/28(b)	1,067,235
874,283	Michaels Cos., Inc., 2021 Term Loan B, 9.86% (3 mo. USD Term SOFR + 4.25%), due 04/15/28(b)	731,665
1,990,848	MKS Instruments, Inc., 2023 Term Loan B, 7.84% (1 mo. USD Term SOFR + 2.50%), due 08/17/29(b)	1,997,957
785,980	MPH Acquisition Holdings LLC, 2021 Term Loan B, 9.90% (3 mo. USD Term SOFR + 4.25%), due 09/01/28(b)(e)	758,821
180,725	MRI Software LLC, 2020 Term Loan, 10.95% (3 mo. USD Term SOFR + 5.50%), due 02/10/26(b)	177,336
742,010	MRI Software LLC, 2020 Term Loan B, 10.95% (3 mo. USD Term SOFR + 5.50%), due 02/10/27(b)	730,880
1,343,250	Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 10.26% (3 mo. USD Term SOFR + 4.75%), due 04/11/29(b)	1,229,314

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
2,539,455		Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 10.51% (3 mo. USD Term SOFR + 5.00%), due 04/11/29(b)	2,328,589
1,170,000		Nexus Buyer LLC, 2023 Term Loan B2, 9.74% (1 week USD Term SOFR + 4.50%), due 12/13/28(b)	1,167,075
623,000	EUR	Olympus Water U.S. Holding Corp., 2021 EUR Term Loan B, 7.93% (3 mo. EURIBOR + 4.00%), due 11/09/28(b)	685,186
987,655		Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 9.36% (3 mo. USD Term SOFR + 3.75%), due 11/09/28(b)	987,099
490,000		Ontario Gaming GTA LP, Term Loan B, 9.60% (3 mo. USD Term SOFR + 4.25%), due 08/01/30(b)	492,565
792,056	EUR	Organon & Co., EUR Term Loan B, 6.96% (3 mo. EURIBOR + 3.00%), due 06/02/28(b)	876,266
461,163		Oscar AcquisitionCo LLC, Term Loan B, 9.95% (3 mo. USD Term SOFR + 4.50%), due 04/29/29(b)	457,832
411,611		Pacific Bells LLC, Term Loan B, 10.11% (3 mo. USD Term SOFR + 4.50%), due 11/10/28(b)	411,096
1,011,563		Parexel International Corp., 2021 1st Lien Term Loan, 8.72% (1 mo. USD Term SOFR + 3.25%), due 11/15/28(b)	1,017,604
843,331	EUR	Paysafe Holdings (U.S) Corp., EUR Term Loan B2, 6.84% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	909,072
656,600		PECF USS Intermediate Holding III Corp., Term Loan B, 9.89% (3 mo. USD Term SOFR + 4.25%), due 12/15/28(b)	515,112
780,000		Peer Holding III BV, 2023 USD Term Loan B4 TBD, due 10/28/30(e)	783,168
560,449		Peraton Corp., 2nd Lien Term Loan B1, 13.22% (3 mo. USD Term SOFR + 7.75%), due 02/01/29(b)	558,961
2,471,416		Peraton Corp., Term Loan B, 9.21% (1 mo. USD Term SOFR + 3.75%), due 02/01/28(b)	2,480,066
2,003,381		PetSmart, Inc., 2021 Term Loan B, 9.21% (1 mo. USD Term SOFR + 3.75%), due 02/11/28(b)	1,984,349
1,253,387		Planview Parent, Inc., Term Loan, 9.61% (3 mo. USD Term SOFR + 4.00%), due 12/17/27(b)	1,247,277
588,832		Prime Security Services Borrower LLC, 2023 Term Loan B, 7.84% (1 mo. USD Term SOFR + 2.50%), due 10/14/30(b)	590,958
2,274,061		Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, 10.11% (1 mo. USD Term SOFR + 4.75%), due 10/28/30(b)	2,292,893
661,747		Proofpoint, Inc., 1st Lien Term Loan, 8.72% (1 mo. USD Term SOFR + 3.25%), due 08/31/28(b)	663,066
599,325		Quikrete Holdings, Inc., 2023 Term Loan B, 8.22% (1 mo. USD Term SOFR + 2.75%), due 03/19/29(b)	602,097
945,853		Rand Parent LLC, 2023 Term Loan B, 9.61% (3 mo. USD Term SOFR + 4.25%), due 03/17/30(b)	944,079
483,111		Redstone Holdco 2 LP, 2021 Term Loan, 10.22% (1 mo. USD Term SOFR + 4.75%), due 04/27/28(b)	367,391
933,954	EUR	Roper Industrial Products Investment Co. LLC, 2023 EUR Term Loan, 8.43% (3 mo. EURIBOR + 4.50%), due 11/22/29(b)	1,035,131
936,295		Roper Industrial Products Investment Co. LLC, 2023 EUR Term Loan TBD, due 11/22/29(e)	1,037,726
1,533,431		Roper Industrial Products Investment Co. LLC, 2023 USD Term Loan, 9.36% (3 mo. USD Term SOFR + 4.00%), due 11/22/29(b)	1,538,706
991,357		RR Donnelley & Sons Co., 2023 Term Loan B, 12.71% (1 mo. USD Term SOFR + 7.25%), due 03/08/28(b)	992,803
192,318		RSC Acquisition, Inc., 2019 Term Loan, 10.88% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	192,318
14,053		RSC Acquisition, Inc., 2019 Term Loan, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	14,053
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
7,378	RSC Acquisition, Inc., 2019 Term Loan, 11.04% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	7,378
24,004	RSC Acquisition, Inc., 2020 Incremental Term Loan, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	24,004
54,468	RSC Acquisition, Inc., 2020 Incremental Term Loan, 11.03% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	54,468
5,199	RSC Acquisition, Inc., 2020 Incremental Term Loan, 11.04% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	5,199
109,735	RSC Acquisition, Inc., 2021 Term Loan C, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	109,735
34,854	RSC Acquisition, Inc., 2021 Term Loan C, 11.03% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	34,854
10,019	RSC Acquisition, Inc., 2021 Term Loan C, 11.04% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	10,019
45,700	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 11.00% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	45,700
25,619	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 11.03% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	25,619
55,654	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 11.04% (3 mo. USD Term SOFR + 5.50%), due 11/01/29(b)	55,654
76,250	RSC Acquisition, Inc., 2022 Tranche 2 Delayed Draw Term Loan, 11.58% (3 mo. USD Term SOFR + 6.00%), due 11/01/29(b)	75,869
33,986	RSC Acquisition, Inc., 2023 Delayed Draw Term Loan, 11.35% (3 mo. USD Term SOFR + 6.00%), due 11/01/29(b)(e)	33,816
1,110,000	Ryan LLC, Term Loan, 9.86% (1 mo. USD Term SOFR + 4.50%), due 11/14/30(b)	1,115,550
3,781,177	Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 9.11% (1 mo. USD Term SOFR + 3.75%), due 02/24/28(b)	3,798,309
903,606	Sinclair Television Group, Inc., 2022 Term Loan B4, 9.21% (1 mo. USD Term SOFR + 3.75%), due 04/21/29(b)	742,369
550,199	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 9.17% (3 mo. USD Term SOFR + 3.75%), due 10/20/27(b)	564,260
437,085	Smyrna Ready Mix Concrete LLC, 2023 Term Loan, 8.86% (1 mo. USD Term SOFR + 3.50%), due 04/02/29(b)	438,178
1,080,448	Solis IV BV, USD Term Loan B1, 8.88% (3 mo. USD Term SOFR + 3.50%), due 02/26/29(b)	1,078,760
756,200	Sotera Health Holdings LLC, 2023 Incremental Term Loan B, 9.11% (1 mo. USD Term SOFR + 3.75%), due 12/11/26(b)	757,145
582,124	Spencer Spirit IH LLC, Term Loan B, 11.44% (1 mo. USD Term SOFR + 6.00%), due 06/19/26(b)	581,578
1,019,553	SPX FLOW, Inc., 2022 Term Loan, 9.96% (1 mo. USD Term SOFR + 4.50%), due 04/05/29(b)	1,024,014
1,323,000	Star Parent, Inc., Term Loan B, 9.35% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(b)	1,314,318
485,669	Station Casinos LLC, 2020 Term Loan B, 7.71% (1 mo. USD Term SOFR + 2.25%), due 02/08/27(b)	487,220
470,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 7.48% (1 mo. USD Term SOFR + 2.00%), due 04/30/28(b)	468,054
1,114,984	Thermostat Purchaser III, Inc., Term Loan, 10.04% (3 mo. USD Term SOFR + 4.50%), due 08/31/28(b)	1,106,622
664,975	Topgolf Callaway Brands Corp., Term Loan B, 8.96% (1 mo. USD Term SOFR + 3.50%), due 03/15/30(b)	665,687
741,002	Triton Water Holdings, Inc., Term Loan, 8.86% (3 mo. USD Term SOFR + 3.25%), due 03/31/28(b)	735,393

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,265,697	Uber Technologies, Inc., 2023 Term Loan B, 8.13% (3 mo. USD Term SOFR + 2.75%), due 03/03/30(b)	1,270,531
800,231	UFC Holdings LLC, 2021 Term Loan B, 8.40% (3 mo. USD Term SOFR + 2.75%), due 04/29/26(b)	803,732
690,726	Ultimate Software Group, Inc., 2021 Term Loan, 8.76% (3 mo. USD Term SOFR + 3.25%), due 05/04/26(b)	693,316
753,192	United Airlines, Inc., 2021 Term Loan B, 9.22% (1 mo. USD Term SOFR + 3.75%), due 04/21/28(b)	756,863
391,020	USI, Inc., 2023 Acquisition Term Loan, 8.60% (3 mo. USD Term SOFR + 3.25%), due 09/27/30(b)(e)	392,242
1,411,200	UST Holdings Ltd., Term Loan, 8.96% (1 mo. USD Term SOFR + 3.50%), due 11/20/28(b)	1,408,554
1,703,855	Verscend Holding Corp., 2021 Term Loan B, 9.47% (1 mo. USD Term SOFR + 4.00%), due 08/27/25(b)	1,708,381
1,316,144	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 8.71% (1 mo. USD Term SOFR + 3.50%), due 12/06/28(b)	1,319,204
1,329,536	Vertiv Group Corp., 2023 Term Loan B, 7.97% (4 mo. USD Term SOFR + 2.50%), due 03/02/27(b)	1,336,017
402,967	VFH Parent LLC, 2022 Term Loan B, 8.46% (1 mo. USD Term SOFR + 3.00%), due 01/13/29(b)(d)	404,352
590,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y, 8.79% (6 mo. USD Term SOFR + 3.25%), due 03/31/31(b)	589,078
1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 7.98% (1 mo. USD Term SOFR + 2.50%), due 01/31/28(b)	1,646,721
1,863,800	VM Consolidated, Inc., 2021 Term Loan B, 8.72% (1 mo. USD Term SOFR + 3.25%), due 03/24/28(b)	1,873,700
634,000	VT Topco, Inc., 2023 Term Loan B, 9.61% (1 mo. USD Term SOFR + 4.25%), due 08/09/30(b)	638,023
107,926	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 10.15% (3 mo. USD Term SOFR + 4.50%), due 08/18/28(b)	68,210
1,058,400	Western Dental Services, Inc., 2021 Term Loan B, 10.15% (3 mo. USD Term SOFR + 4.50%), due 08/18/28(b)	668,909
481,000	Wheel Pros LLC, 2023 FILO Term Loan TBD, due 02/10/28(e)	518,157
725,200	Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 9.36% (3 mo. USD Term SOFR + 4.00%), due 07/26/28(b)	712,679
480,000	WW International, Inc., 2021 Term Loan B TBD, due 04/13/28(e)	342,600
		174,701,840
	Convertible Debt — 0.6%
410,000	Block, Inc., 0.13%, due 03/01/25	402,579
115,000	Booking Holdings, Inc., 0.75%, due 05/01/25	217,212
700,000	Cloudflare, Inc., 3.51%, due 08/15/26(g)	631,225
175,000	CyberArk Software Ltd., 0.00%, due 11/15/24(g)	248,675
165,000	Datadog, Inc., 0.13%, due 06/15/25	231,165
270,000	DISH Network Corp., 3.38%, due 08/15/26	144,450
1,450,000	DISH Network Corp., 25.21%, due 12/15/25(g)	906,250
1,255,000	DraftKings Holdings, Inc., 5.04%, due 03/15/28(g)	1,018,432
210,000	Exact Sciences Corp., 0.38%, due 03/01/28	197,400
146,000	Gannett Co., Inc., 6.00%, due 12/01/27 144A	118,917
105,000	HubSpot, Inc., 0.38%, due 06/01/25	217,927
130,000	Li Auto, Inc., 0.25%, due 05/01/28	189,865
395,000	Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27	402,674
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — continued
620,000		Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	544,856
110,000		MongoDB, Inc., 0.25%, due 01/15/26	217,663
970,000		Northern Oil & Gas, Inc., 3.63%, due 04/15/29	1,148,480
90,000		Royal Caribbean Cruises Ltd., 6.00%, due 08/15/25	240,030
3,070,000		Stem, Inc., 0.50%, due 12/01/28 144A	1,574,634
170,000		Zscaler, Inc., 0.13%, due 07/01/25	258,485
			8,910,919
		Corporate Debt — 35.3%
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	284,478
1,200,000		ABN AMRO Bank NV, 6.34% (1 yr. CMT + 1.65%), due 09/18/27(b) 144A	1,228,044
315,000		Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47 144A	290,044
427,350		Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	442,651
700,000		Adani Ports & Special Economic Zone Ltd., 5.00%, due 08/02/41 144A	517,758
90,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	69,551
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	269,936
355,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	341,849
230,000		Advanced Drainage Systems, Inc., 5.00%, due 09/30/27 144A	222,177
1,070,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,078,703
580,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	505,573
1,900,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 07/15/25	1,925,331
672,735		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	566,073
590,000		African Export-Import Bank, 3.80%, due 05/17/31(h)	501,776
1,590,000		Air Canada, 3.88%, due 08/15/26 144A	1,519,899
1,495,000		Akbank TAS, 6.80%, due 02/06/26 144A	1,504,205
470,000		Akumin, Inc., 7.00%, due 11/01/25(i) 144A	381,156
570,000		Akumin, Inc., 7.50%, due 08/01/28(i) 144A	432,673
4,110,000		Alibaba Group Holding Ltd., 3.15%, due 02/09/51	2,709,722
410,000		Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, due 02/15/28 144A	219,672
910,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	906,088
240,000		Allison Transmission, Inc., 4.75%, due 10/01/27 144A	232,022
2,225,000		Ally Financial, Inc., 6.85% (SOFR + 2.82%), due 01/03/30(b)	2,288,993
930,000		Altice Financing SA, 5.75%, due 08/15/29 144A	827,343
2,120,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,375,115
470,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29(j) 144A	326,881
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	379,790
620,500		American Airlines Pass-Through Trust, 4.95%, due 08/15/26	603,123
670,000		American Airlines, Inc., 7.25%, due 02/15/28(j) 144A	677,107
710,000		American Airlines, Inc., 8.50%, due 05/15/29 144A	750,112
683,333		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 04/20/26 144A	678,919
900,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29 144A	878,047
475,880		American News Co. LLC, 8.50% (8.5% Cash or 10% PIK), due 09/01/26 144A	530,011
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	1,049,020
445,000		Anglo American Capital PLC, 2.88%, due 03/17/31 144A	379,420
365,000		Anglo American Capital PLC, 3.88%, due 03/16/29 144A	343,056
295,000		Anglo American Capital PLC, 3.95%, due 09/10/50 144A	225,820
685,000		AngloGold Ashanti Holdings PLC, 3.75%, due 10/01/30	596,965
2,255,000		Anheuser-Busch InBev Worldwide, Inc., 3.50%, due 06/01/30	2,150,840

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
380,000		Antares Holdings LP, 3.95%, due 07/15/26 144A	353,845
1,055,000		Antero Resources Corp., 7.63%, due 02/01/29 144A	1,083,620
1,855,000		AP Moller - Maersk AS, 5.88%, due 09/14/33(j) 144A	1,940,945
164,820	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(h)	91,811
750,000		ARD Finance SA, 6.50% (6.5% Cash or 7.25% PIK), due 06/30/27 144A	351,214
900,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29(j) 144A	763,651
760,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 06/15/27 144A	757,610
650,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	632,673
809,875		Ardonagh Midco 2 PLC, 11.50% (Cash = 11.5% or PIK = 12.75%), due 01/15/27 144A	801,434
1,570,000		Arthur J Gallagher & Co., 6.50%, due 02/15/34	1,720,270
340,000		Ashtead Capital, Inc., 5.95%, due 10/15/33 144A	347,330
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.91%, due 02/08/38(g)(h)	610,293
557,000		AT&T, Inc., 3.50%, due 09/15/53	406,511
450,000		AT&T, Inc., 3.65%, due 09/15/59	324,300
275,000		AT&T, Inc., 3.80%, due 12/01/57	205,577
980,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30(j) 144A	890,974
390,000		Australia & New Zealand Banking Group Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	370,658
60,000		AutoNation, Inc., 4.75%, due 06/01/30	58,009
1,415,000		Avient Corp., 7.13%, due 08/01/30 144A	1,473,735
780,000		Avnet, Inc., 5.50%, due 06/01/32	774,030
650,000		Avolon Holdings Funding Ltd., 4.25%, due 04/15/26 144A	628,530
400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	349,980
2,265,000		Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	2,045,319
2,600,000		Banco Bilbao Vizcaya Argentaria SA, 7.88% (1 yr. CMT + 3.30%), due 11/15/34(b)	2,836,236
500,000		Banco de Credito e Inversiones SA, 3.50%, due 10/12/27(h)	473,282
1,290,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(k) 144A	1,218,677
800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	771,025
1,200,000		Banco Santander SA, 6.53% (1 yr. CMT + 1.65%), due 11/07/27(b)	1,241,573
1,400,000		Banco Santander SA, 6.92%, due 08/08/33	1,497,162
1,200,000		Banco Santander SA, 7.50% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.99%)(b)(h)(k)	1,200,733
740,000		Banijay Entertainment SASU, 8.13%, due 05/01/29(j) 144A	763,570
2,430,000		Bank of America Corp., 5.20% (SOFR + 1.63%), due 04/25/29(b)	2,448,577
1,645,000		Bank of America Corp., 6.25% (3 mo. USD Term SOFR + 3.97%)(b)(k)	1,635,698
1,515,000		Barclays PLC, 6.13% (5 yr. CMT + 5.87%)(b)(k)	1,451,138
2,490,000		Barclays PLC, 7.12% (SOFR + 3.57%), due 06/27/34(b)	2,660,324
350,000		Barclays PLC, 8.00% (5 yr. CMT + 5.67%)(b)(k)	348,491
260,000		Bath & Body Works, Inc., 5.25%, due 02/01/28	257,448
430,000		Bath & Body Works, Inc., 6.63%, due 10/01/30(j) 144A	440,118
874,000		Bath & Body Works, Inc., 7.60%, due 07/15/37	892,607
1,265,000		Bausch & Lomb Escrow Corp., 8.38%, due 10/01/28 144A	1,336,080
80,000		Bausch Health Cos., Inc., 5.00%, due 01/30/28 144A	36,484
420,000		Bausch Health Cos., Inc., 5.50%, due 11/01/25 144A	384,592
340,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27(j) 144A	229,860
150,000		Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	65,558
525,000		Baytex Energy Corp., 8.50%, due 04/30/30 144A	543,639
2,062,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	2,016,554
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
3,080,000		BGC Group, Inc., 4.38%, due 12/15/25	2,958,745
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26	784,715
2,105,000		Blackstone Private Credit Fund, 2.63%, due 12/15/26	1,907,624
2,680,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,325,241
655,000		Blue Owl Capital Corp. II, 8.45%, due 11/15/26 144A	675,533
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	750,399
1,365,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b)(k) 144A	1,090,696
1,930,000		BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b)(k) 144A	1,691,140
1,820,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(k) 144A	1,862,381
310,000		Boeing Co., 3.25%, due 02/01/35	262,227
1,020,000		Boeing Co., 5.71%, due 05/01/40	1,059,585
1,050,000		Boeing Co., 5.81%, due 05/01/50	1,092,436
1,310,000		Bombardier, Inc., 7.88%, due 04/15/27 144A	1,311,527
690,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	649,601
2,325,000		Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,541,158
805,000		British Telecommunications PLC, 9.63%, due 12/15/30(l)	998,061
1,075,000		Broadcom, Inc., 4.15%, due 04/15/32 144A	1,016,530
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,313,677
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	813,086
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	768,783
630,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	670,351
1,960,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29 144A	1,769,830
610,000		Caesars Entertainment, Inc., 7.00%, due 02/15/30 144A	625,663
1,175,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27(j) 144A	1,205,622
1,680,000		Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	1,680,476
125,000		Callon Petroleum Co., 6.38%, due 07/01/26	124,767
815,000		Callon Petroleum Co., 7.50%, due 06/15/30 144A	822,930
435,000		Callon Petroleum Co., 8.00%, due 08/01/28 144A	445,127
500,000		Carnival Corp., 4.00%, due 08/01/28 144A	465,075
1,460,000		Carnival Corp., 5.75%, due 03/01/27 144A	1,426,783
1,100,000	EUR	Carnival Corp., 7.63%, due 03/01/26(h)	1,238,050
640,000		Carnival Corp., 10.50%, due 06/01/30 144A	700,507
790,000		Carnival Holdings Bermuda Ltd., 10.38%, due 05/01/28 144A	860,116
760,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	622,865
5,105,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	4,468,730
500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34 144A	407,134
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	224,182
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	636,885
910,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b)(k) 144A	863,926
305,000		CenterPoint Energy Houston Electric LLC, 5.30%, due 04/01/53	321,737
1,000,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	1,022,682
100,000		Charles Schwab Corp., 2.90%, due 03/03/32	86,184
540,000		Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	558,472
410,000		Chart Industries, Inc., 7.50%, due 01/01/30 144A	429,516
1,045,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 04/01/51	683,384
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	1,012,944
560,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	456,762

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
330,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	299,446
185,000		Chevron Corp., 3.08%, due 05/11/50	140,500
2,070,000		Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, due 04/01/25 144A	2,071,548
1,090,000		Chord Energy Corp., 6.38%, due 06/01/26 144A	1,091,101
1,220,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	964,611
1,200,000		CHS/Community Health Systems, Inc., 6.00%, due 01/15/29 144A	1,081,524
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	402,206
740,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	776,018
1,195,000	EUR	Cirsa Finance International SARL, 7.88%, due 07/31/28 144A	1,381,376
830,000		Citigroup, Inc., 4.00% (5 yr. CMT + 3.60%)(b)(k)	768,003
170,000		Citigroup, Inc., 6.30% (3 mo. USD Term SOFR + 3.68%)(b)(j)(k)	168,184
1,075,000		Citigroup, Inc., 7.38% (5 yr. CMT + 3.21%)(b)(j)(k)	1,090,728
885,000		Clarios Global LP/Clarios U.S. Finance Co., 8.50%, due 05/15/27 144A	889,719
495,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29(j) 144A	465,015
600,000		Clean Harbors, Inc., 5.13%, due 07/15/29(j) 144A	576,995
1,150,000		Clearway Energy Operating LLC, 3.75%, due 02/15/31 144A	1,013,470
235,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	226,467
980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30(j) 144A	914,905
960,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29(j) 144A	884,506
1,125,000		Coherent Corp., 5.00%, due 12/15/29 144A	1,069,650
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	394,072
2,505,000		Comcast Corp., 4.25%, due 10/15/30	2,473,735
2,170,000		Comerica Bank, 2.50%, due 07/23/24	2,125,884
530,000		Commercial Metals Co., 3.88%, due 02/15/31	469,822
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b)(h)(k)	1,711,428
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	184,402
920,000		CommScope, Inc., 4.75%, due 09/01/29 144A	618,558
360,000		CommScope, Inc., 6.00%, due 03/01/26(j) 144A	321,192
910,000		CommScope, Inc., 7.13%, due 07/01/28 144A	433,146
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b)(h)(k)	426,593
600,000		CoreCivic, Inc., 8.25%, due 04/15/26	610,981
260,000		Corp. Nacional del Cobre de Chile, 5.13%, due 02/02/33 144A	252,388
825,000	EUR	Coty, Inc., 5.75%, due 09/15/28 144A	962,165
450,000		Country Garden Holdings Co. Ltd., 8.00%, due 01/27/24(h)(i)	35,437
3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(h)	867,499
300,000	EUR	Credit Agricole SA, 4.00% (5 yr. EUR swap annual + 4.37%)(b)(h)(k)	309,339
2,238,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b)(k) 144A	1,904,207
1,160,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b)(j)(k) 144A	1,161,176
1,960,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b)(j)(k) 144A	2,003,634
450,000		Credit Suisse AG, 3.63%, due 09/09/24	443,816
260,000		Credit Suisse AG, 4.75%, due 08/09/24	258,488
2,675,000		Credit Suisse AG, 7.95%, due 01/09/25	2,736,197
1,995,000		Crescent Energy Finance LLC, 7.25%, due 05/01/26 144A	2,008,532
590,000		Crescent Energy Finance LLC, 9.25%, due 02/15/28 144A	612,618
500,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	452,630
880,000		Crown Castle, Inc., 5.80%, due 03/01/34	913,399
1,270,000		CSC Holdings LLC, 4.13%, due 12/01/30 144A	967,638
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,010,000		CSC Holdings LLC, 5.25%, due 06/01/24(j)	989,777
300,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	277,647
630,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	556,539
820,000		CSC Holdings LLC, 7.50%, due 04/01/28(j) 144A	614,217
2,120,000		CSC Holdings LLC, 11.25%, due 05/15/28 144A	2,185,858
1,260,000		Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 09/01/31(j) 144A	1,336,261
835,000		CVS Health Corp., 5.25%, due 02/21/33	855,409
1,540,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	1,542,044
143,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	188,819
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	555,497
325,000		Deutsche Bank AG, 6.72% (SOFR + 3.18%), due 01/18/29(b)	340,836
975,000		Deutsche Bank AG, 7.08% (SOFR + 3.65%), due 02/10/34(b)	1,004,633
200,000		Deutsche Bank AG, 7.50% (5 yr. USD ICE swap + 5.00%)(b)(k)	195,846
1,300,000		Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27 144A	1,223,351
1,200,000		Discover Financial Services, 7.96% (SOFR + 3.37%), due 11/02/34(b)	1,337,465
1,400,000		DISH DBS Corp., 5.13%, due 06/01/29	722,995
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	463,695
2,280,000		DISH DBS Corp., 5.88%, due 11/15/24	2,139,889
700,000		DISH Network Corp., 11.75%, due 11/15/27 144A	733,428
740,000		DP World Ltd., 5.63%, due 09/25/48 144A	711,016
255,000		Dun & Bradstreet Corp., 5.00%, due 12/15/29(j) 144A	238,147
1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,239,938
2,110,000		Eli Lilly & Co., 5.00%, due 02/27/26	2,111,063
705,000	EUR	Emerald Debt Merger Sub LLC, 6.38%, due 12/15/30 144A	835,162
2,250,000		Enbridge, Inc., 6.20%, due 11/15/30	2,411,833
1,250,000		Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	1,251,961
1,345,000		Endeavour Mining PLC, 5.00%, due 10/14/26 144A	1,246,654
755,000		Enel Finance America LLC, 2.88%, due 07/12/41 144A	516,290
980,000		Energian Israel Finance Ltd., 5.88%, due 03/30/31(h) 144A	829,790
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	1,018,008
180,000		Energy Transfer LP, 5.35%, due 05/15/45	168,089
210,000		Energy Transfer LP, 6.25%, due 04/15/49	218,162
270,000		Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(k)	249,474
230,000		Energy Transfer LP, 9.67% (3 mo. USD LIBOR + 4.03%)(b)(k)	221,160
1,925,000		Entegris Escrow Corp., 5.95%, due 06/15/30 144A	1,913,775
1,015,000		Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	972,845
500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD Term SOFR + 2.83%), due 02/15/78(b)	449,370
265,000		EPR Properties, 3.75%, due 08/15/29	233,735
150,000		EQM Midstream Partners LP, 6.00%, due 07/01/25 144A	150,058
140,000		EQM Midstream Partners LP, 6.50%, due 07/01/27 144A	142,620
800,000		EQM Midstream Partners LP, 7.50%, due 06/01/30 144A	860,989
70,000		EQT Corp., 7.00%, due 02/01/30(l)	75,209
1,250,000		Equifax, Inc., 5.10%, due 12/15/27	1,263,426
1,240,000	EUR	Eroski S Coop, 10.63%, due 04/30/29 144A	1,414,707
6,000,000	ZAR	Eskom Holdings SOC Ltd., 7.50%, due 09/15/33	241,802
6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	396,583
26,974,000,000	IDR	European Bank for Reconstruction & Development, 5.20%, due 05/28/24	1,744,892

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
33,950,000	MXN	European Investment Bank, 4.25%, due 06/19/24	1,945,442
16,380,000	MXN	European Investment Bank, 7.75%, due 01/30/25	931,618
480,000		First Abu Dhabi Bank PJSC, 4.50% (5 yr. CMT + 4.14%)(b)(h)(k)	459,371
970,000		First Quantum Minerals Ltd., 6.88%, due 03/01/26 144A	873,233
2,220,000		First Quantum Minerals Ltd., 6.88%, due 10/15/27 144A	1,889,775
430,000		First Quantum Minerals Ltd., 7.50%, due 04/01/25 144A	411,220
1,220,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	1,169,723
380,000		FirstEnergy Corp., 2.65%, due 03/01/30	328,732
440,000		Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, due 11/15/25(j) 144A	436,016
1,430,000		Foot Locker, Inc., 4.00%, due 10/01/29(j) 144A	1,185,120
3,490,000		Ford Motor Co., 3.25%, due 02/12/32	2,907,318
1,530,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	1,321,241
660,000		Ford Motor Credit Co. LLC, 6.95%, due 03/06/26	676,694
1,855,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	1,823,613
585,000		Freeport Indonesia PT, 6.20%, due 04/14/52 144A	581,344
300,000		Freeport Minerals Corp., 7.13%, due 11/01/27	312,750
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	444,828
1,050,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	1,023,049
1,130,000		Full House Resorts, Inc., 8.25%, due 02/15/28(j) 144A	1,063,240
1,325,030		Galaxy Pipeline Assets Bidco Ltd., 2.94%, due 09/30/40 144A	1,094,251
250,000		Gannett Holdings LLC, 6.00%, due 11/01/26 144A	221,432
1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(h)	1,409,211
880,000		Gen Digital, Inc., 7.13%, due 09/30/30(j) 144A	920,624
1,170,000		General Electric Co., 5.88%, due 01/14/38	1,291,640
360,000		General Motors Co., 6.60%, due 04/01/36	386,693
1,440,000		General Motors Financial Co., Inc., 5.00%, due 04/09/27	1,437,774
2,140,000		General Motors Financial Co., Inc., 5.40%, due 04/06/26	2,155,368
719,000		GEO Group, Inc., 10.50%, due 06/30/28	730,421
910,000		Georgia Power Co., 5.13%, due 05/15/52	905,923
2,650,000		GFL Environmental, Inc., 4.75%, due 06/15/29 144A	2,498,527
390,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	386,129
1,870,000		GFL Environmental, Inc., 6.75%, due 01/15/31 144A	1,929,324
2,425,000		GGAM Finance Ltd., 8.00%, due 06/15/28 144A	2,511,606
1,457,168		Global Aircraft Leasing Co. Ltd., 6.50% (Cash 6.50%. PIK RATE = 7.25%.), due 09/15/24 144A	1,371,436
1,125,000		Gold Fields Orogen Holdings BVI Ltd., 6.13%, due 05/15/29 144A	1,157,071
965,000		Gray Escrow II, Inc., 5.38%, due 11/15/31 144A	732,087
1,985,000		GTCR W-2 Merger Sub LLC, 7.50%, due 01/15/31 144A	2,098,884
1,460,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	1,327,900
540,000		HCA, Inc., 7.50%, due 11/06/33	609,421
80,000		Healthpeak OP LLC, 3.50%, due 07/15/29	74,775
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(h)	731,318
780,000		Hertz Corp., 5.00%, due 12/01/29(j) 144A	640,977
2,110,000		Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc., 7.63% (7.625% Cash or 8.375% PIK), due 10/15/25 144A	2,146,440
560,000		Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	539,345
810,000		Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, due 11/01/33 144A	859,398
570,000		Howard Midstream Energy Partners LLC, 6.75%, due 01/15/27 144A	565,024
560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28 144A	588,363
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,535,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(j)(k)	1,284,075
665,000		HSBC Holdings PLC, 6.00% (5 yr. USD ICE swap + 3.75%)(b)(k)	636,778
2,400,000		HSBC Holdings PLC, 7.40% (SOFR + 3.02%), due 11/13/34(b)	2,637,449
1,075,000		HSBC Holdings PLC, 8.00% (5 yr. CMT + 3.86%)(b)(k)	1,108,280
2,130,000		HSBC USA, Inc., 5.63%, due 03/17/25	2,142,237
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	116,669
1,015,000		Huarong Finance II Co. Ltd., 5.00%, due 11/19/25(h)	981,150
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	252,173
780,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	765,401
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	254,573
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	123,777
705,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	630,242
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(h)	661,530
1,590,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	1,588,026
1,030,000		Iliad Holding SASU, 7.00%, due 10/15/28 144A	1,025,688
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	775,494
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	273,805
575,000		Indofood CBP Sukses Makmur Tbk. PT, 3.40%, due 06/09/31(h)	498,219
260,000		ING Groep NV, 5.75% (5 yr. CMT + 4.34%)(b)(k)	242,937
345,000		ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	362,787
835,000		ING Groep NV, 6.50% (5 yr. USD swap + 4.45%)(b)(k)	814,711
2,190,000		Intel Corp., 5.20%, due 02/10/33(j)	2,291,300
1,255,000		Intel Corp., 5.70%, due 02/10/53(j)	1,363,109
198,000,000	INR	Inter-American Development Bank, 7.35%, due 10/06/30	2,437,442
1,855,000		International Business Machines Corp., 4.40%, due 07/27/32	1,825,828
42,520,000	MXN	International Finance Corp., 7.75%, due 01/18/30	2,367,356
200,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	182,490
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	1,034,977
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	348,578
710,000		Intesa Sanpaolo SpA, 7.20%, due 11/27/33 144A	758,877
2,420,000		Intesa Sanpaolo SpA, 7.78% (1 yr. CMT + 3.90%), due 06/20/54(b) 144A	2,518,117
960,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	1,058,796
2,445,000		IQVIA, Inc., 6.50%, due 05/15/30 144A	2,516,125
1,779,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b)(k) 144A	1,566,832
1,500,000		Jabil, Inc., 3.00%, due 01/15/31	1,303,790
210,000		Jabil, Inc., 5.45%, due 02/01/29	214,716
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31	1,006,796
690,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29(j) 144A	644,203
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	209,730
580,000		JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	592,151
905,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33	902,158
1,155,000		JPMorgan Chase & Co., 4.32% (SOFR + 1.56%), due 04/26/28(b)	1,139,099
2,520,000		JPMorgan Chase & Co., 4.91% (SOFR + 2.08%), due 07/25/33(b)	2,496,465
1,450,000		JPMorgan Chase & Co., 5.72% (SOFR + 2.58%), due 09/14/33(b)(j)	1,502,377
460,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	448,268
590,000		KazMunayGas National Co. JSC, 5.75%, due 04/19/47(h)	518,667
1,890,000		Kosmos Energy Ltd., 7.13%, due 04/04/26 144A	1,803,640
100,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, due 02/01/27 144A	94,312

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
650,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, due 06/15/29 144A	586,864
1,510,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	1,481,754
1,180,000		Latam Airlines Group SA, 13.38%, due 10/15/27 144A	1,320,206
425,000		Lazard Group LLC, 4.38%, due 03/11/29	414,269
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, due 02/01/26 144A	649,431
460,000		Leviathan Bond Ltd., 6.50%, due 06/30/27(h) 144A	433,864
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	1,047,681
815,000		Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	798,346
2,340,000		LifePoint Health, Inc., 9.88%, due 08/15/30 144A	2,367,215
1,225,000		Light & Wonder International, Inc., 7.00%, due 05/15/28 144A	1,238,446
960,000		Liquid Telecommunications Financing PLC, 5.50%, due 09/04/26 144A	562,776
650,000		Lloyds Banking Group PLC, 7.50% (5 yr. USD swap + 4.76%)(b)(k)	644,375
550,000		Lloyds Banking Group PLC, 8.00% (5 yr. CMT + 3.91%)(b)(k)	552,578
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,335,246
1,015,000	EUR	Lottomatica SpA, 7.93% (3 mo. EURIBOR + 4.00%), due 12/15/30(b) 144A	1,132,830
700,000		LPL Holdings, Inc., 4.00%, due 03/15/29 144A	647,876
2,155,000		Magna International, Inc., 5.98%, due 03/21/26	2,158,661
170,000		Matador Resources Co., 6.88%, due 04/15/28 144A	172,715
500,000		Match Group Holdings II LLC, 5.00%, due 12/15/27 144A	488,897
546,558		McClatchy Co. LLC, 11.00% (11.00% Cash or 12.50% PIK), due 07/15/27 144A	599,164
1,265,000		McCormick & Co., Inc., 4.95%, due 04/15/33	1,273,142
2,065,000		Mclaren Finance PLC, 7.50%, due 08/01/26 144A	1,790,223
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	121,373
1,610,000		Medline Borrower LP, 5.25%, due 10/01/29(j) 144A	1,519,377
790,000		Medtronic Global Holdings SCA, 4.25%, due 03/30/28	787,875
1,000,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	972,755
210,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	213,487
1,520,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,566,988
1,200,000		Melco Resorts Finance Ltd., 4.88%, due 06/06/25 144A	1,164,984
885,000		Melco Resorts Finance Ltd., 5.25%, due 04/26/26(j) 144A	853,897
320,000		Melco Resorts Finance Ltd., 5.38%, due 12/04/29 144A	283,158
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31	513,840
1,515,000		Meta Platforms, Inc., 4.45%, due 08/15/52	1,398,092
1,685,000		MGM China Holdings Ltd., 5.88%, due 05/15/26(h)	1,648,389
980,000		Michaels Cos., Inc., 5.25%, due 05/01/28 144A	785,122
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	419,931
1,440,000		Micron Technology, Inc., 6.75%, due 11/01/29	1,558,929
235,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	220,636
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31(j) 144A	621,309
1,026,000		Millicom International Cellular SA, 6.25%, due 03/25/29(h)(j)	973,433
504,000		Millicom International Cellular SA, 6.25%, due 03/25/29(j) 144A	478,178
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	163,649
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30 144A	788,691
1,419,000		Mohegan Tribal Gaming Authority, 8.00%, due 02/01/26 144A	1,340,402
370,000		Mohegan Tribal Gaming Authority, 13.25%, due 12/15/27 144A	394,281
1,105,000		Moody's Corp., 2.75%, due 08/19/41	808,460
1,330,000		Morgan Stanley, 4.89% (SOFR + 2.08%), due 07/20/33(b)	1,299,895
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,310,000		Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	1,319,361
1,020,000		Morgan Stanley, 5.42% (SOFR + 1.88%), due 07/21/34(b)	1,037,736
140,000		MPT Operating Partnership LP/MPT Finance Corp., 4.63%, due 08/01/29	100,796
550,000		MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27	449,748
475,000		MSCI, Inc., 3.63%, due 11/01/31 144A	418,614
280,000		Nabors Industries Ltd., 7.25%, due 01/15/26 144A	269,422
1,120,000	GBP	NatWest Group PLC, 4.50% (5 yr. UK Government Bond + 3.99%)(b)(k)	1,198,493
2,415,000		NatWest Group PLC, 5.81% (1 yr. CMT + 1.95%), due 09/13/29(b)	2,481,083
235,000		NBM U.S. Holdings, Inc., 7.00%, due 05/14/26 144A	237,796
1,615,000		NCL Corp. Ltd., 7.75%, due 02/15/29 144A	1,624,128
430,000		NCL Corp. Ltd., 8.13%, due 01/15/29 144A	449,296
1,830,000		NCL Corp. Ltd., 5.88%, due 03/15/26 144A	1,787,867
1,655,000		NCR Voyix Corp., 5.00%, due 10/01/28 144A	1,566,861
2,830,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	2,693,075
115,000		NCR Voyix Corp., 5.25%, due 10/01/30 144A	105,729
665,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	620,498
990,000		Neptune Energy Bondco PLC, 6.63%, due 05/15/25 144A	981,872
1,065,000		Netflix, Inc., 5.88%, due 11/15/28	1,123,932
1,500,000		Newell Brands, Inc., 5.20%, due 04/01/26(l)	1,480,829
1,850,000		Nexstar Media, Inc., 4.75%, due 11/01/28 144A	1,706,316
1,235,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,195,097
545,000		NextEra Energy Capital Holdings, Inc., 6.05%, due 03/01/25	550,262
1,020,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	1,022,846
520,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	543,080
700,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	709,478
2,215,000		Northern Star Resources Ltd., 6.13%, due 04/11/33 144A	2,231,349
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(i)	520
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	167,307
395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	391,834
1,065,000		Nutrien Ltd., 4.90%, due 03/27/28	1,076,240
255,000		Nutrien Ltd., 5.80%, due 03/27/53	274,256
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,069,608
1,790,000		Occidental Petroleum Corp., 4.40%, due 08/15/49	1,338,383
720,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	764,712
1,540,000		Occidental Petroleum Corp., 7.15%, due 05/15/28	1,634,541
1,380,000		Occidental Petroleum Corp., 7.95%, due 06/15/39	1,609,701
1,150,000		OCP SA, 5.13%, due 06/23/51 144A	875,931
225,000		Olympus Water U.S. Holding Corp., 6.25%, due 10/01/29(j) 144A	200,019
790,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28 144A	938,072
1,480,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28(h)	1,757,400
1,300,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,176,582
2,835,000		Oracle Corp., 2.88%, due 03/25/31	2,516,136
565,000		Oracle Corp., 3.95%, due 03/25/51	445,173
2,155,000		Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 04/30/31 144A	1,846,011
390,000		Oversea-Chinese Banking Corp. Ltd., 4.25%, due 06/19/24(h)	387,689
1,315,000		Papa John's International, Inc., 3.88%, due 09/15/29 144A	1,164,968
1,360,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27(j)	1,259,537
260,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	246,128

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
525,000		Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, due 06/15/29(j) 144A	464,498
1,680,000		PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/29 144A	858,455
1,700,000		Permian Resources Operating LLC, 5.88%, due 07/01/29 144A	1,659,650
1,390,000		Permian Resources Operating LLC, 7.00%, due 01/15/32 144A	1,433,734
810,000		Permian Resources Operating LLC, 9.88%, due 07/15/31 144A	901,028
530,000		Pertamina Geothermal Energy PT, 5.15%, due 04/27/28 144A	531,402
1,535,000		Petrobras Global Finance BV, 6.50%, due 07/03/33	1,560,222
1,150,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(m)	1,084,760
1,215,000		Petroleos Mexicanos, 6.70%, due 02/16/32	1,009,807
7,056,900	MXN	Petroleos Mexicanos, 7.19%, due 09/12/24(h)	398,517
890,000		Petroleos Mexicanos, 10.00%, due 02/07/33	894,552
575,000		Petronas Capital Ltd., 4.55%, due 04/21/50 144A	529,207
1,550,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	1,463,478
1,500,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	1,460,143
935,000		Phillips 66, 3.30%, due 03/15/52	673,440
980,000		Plains All American Pipeline LP, 9.75% (3 mo. USD Term SOFR + 4.37%)(b)(k)	951,825
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	244,585
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	115,628
2,800,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	2,842,554
860,000		PNC Financial Services Group, Inc., 5.07% (SOFR + 1.93%), due 01/24/34(b)	843,427
140,000		PNC Financial Services Group, Inc., 6.04% (SOFR + 2.14%), due 10/28/33(b)	146,607
545,000		POSCO, 5.75%, due 01/17/28(j) 144A	559,977
540,000		Power Finance Corp. Ltd., 3.95%, due 04/23/30 144A	499,994
1,860,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	1,795,672
14,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	14,001
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28(j) 144A	109,537
1,350,000		Prosus NV, 3.06%, due 07/13/31 144A	1,093,096
1,045,000		Prosus NV, 4.03%, due 08/03/50 144A	686,127
1,685,000		Prosus NV, 4.19%, due 01/19/32 144A	1,456,353
590,000		QazaqGaz NC JSC, 4.38%, due 09/26/27 144A	567,230
550,000		QVC, Inc., 4.38%, due 09/01/28	397,719
640,000		QVC, Inc., 4.45%, due 02/15/25(j)	601,497
590,000		QVC, Inc., 4.85%, due 04/01/24	584,747
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28 144A	209,354
575,000		Radian Group, Inc., 6.63%, due 03/15/25	577,734
640,000		Range Resources Corp., 4.75%, due 02/15/30(j) 144A	592,317
3,060,000		Range Resources Corp., 8.25%, due 01/15/29	3,169,652
1,260,000		Revvity, Inc., 2.25%, due 09/15/31	1,035,423
2,760,000		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.63%, due 03/01/29 144A	2,501,182
450,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	454,990
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(h)	2,162,982
1,410,000		Royal Caribbean Cruises Ltd., 4.25%, due 07/01/26 144A	1,362,397
340,000		Royal Caribbean Cruises Ltd., 5.50%, due 08/31/26 144A	337,003
1,240,000		Royal Caribbean Cruises Ltd., 7.50%, due 10/15/27	1,305,231
310,000		Royal Caribbean Cruises Ltd., 8.25%, due 01/15/29 144A	329,644
1,410,000		Royal Caribbean Cruises Ltd., 9.25%, due 01/15/29(j) 144A	1,518,155
1,015,000		Royal Caribbean Cruises Ltd., 11.63%, due 08/15/27 144A	1,105,193
400,000		RR Donnelley & Sons Co., 9.75%, due 07/31/28 144A	397,876
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,150,000		Rumo Luxembourg SARL, 4.20%, due 01/18/32 144A	980,168
190,000		RXO, Inc., 7.50%, due 11/15/27 144A	196,238
590,000	GBP	Saga PLC, 5.50%, due 07/15/26(h)	609,227
1,380,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	1,381,074
230,000		Sands China Ltd., 2.55%, due 03/08/27(l)	209,532
200,000		Sands China Ltd., 3.10%, due 03/08/29(l)	174,610
200,000		Sands China Ltd., 5.38%, due 08/08/25(l)	197,370
240,000		Sands China Ltd., 5.65%, due 08/08/28(l)	238,258
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	354,192
815,000		Saudi Arabian Oil Co., 3.25%, due 11/24/50 144A	580,450
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	333,966
460,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	442,114
240,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, due 07/15/28(h)	283,388
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	314,901
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	315,179
545,000		Sempra, 3.70%, due 04/01/29	520,200
1,740,000		SEPLAT Energy PLC, 7.75%, due 04/01/26 144A	1,604,280
570,000		Service Properties Trust, 5.50%, due 12/15/27	522,437
440,000		Service Properties Trust, 8.63%, due 11/15/31 144A	461,333
780,000		Shelf Drilling Holdings Ltd., 9.63%, due 04/15/29 144A	763,860
2,570,000		SilverBow Resources, Inc., 13.13% (3 mo. USD Term SOFR + 7.75%), due 12/15/28(b) 144A	2,544,822
1,140,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30 144A	805,119
1,170,000		Smyrna Ready Mix Concrete LLC, 6.00%, due 11/01/28(j) 144A	1,153,751
580,000		Smyrna Ready Mix Concrete LLC, 8.88%, due 11/15/31 144A	610,398
790,000		Southern Copper Corp., 7.50%, due 07/27/35	918,189
1,880,000		Southwestern Energy Co., 4.75%, due 02/01/32	1,741,922
1,116,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	795,807
1,220,000		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, due 09/20/25 144A	869,968
2,135,000		Standard Chartered PLC, 4.30% (5 yr. CMT + 3.14%)(b)(j)(k) 144A	1,741,133
1,750,000		Standard Chartered PLC, 6.30% (1 yr. CMT + 2.58%), due 07/06/34(b) 144A	1,841,987
880,000		Star Parent, Inc., 9.00%, due 10/01/30(j) 144A	928,569
1,550,000		Starwood Property Trust, Inc., 4.38%, due 01/15/27 144A	1,462,402
900,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	707,368
969,000		StoneX Group, Inc., 8.63%, due 06/15/25 144A	983,283
926,000		Strathcona Resources Ltd., 6.88%, due 08/01/26(j) 144A	885,274
635,000		Studio City Finance Ltd., 6.00%, due 07/15/25 144A	622,871
470,000		Studio City Finance Ltd., 6.50%, due 01/15/28 144A	436,548
240,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	219,741
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	96,843
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/26(l) 144A	399,570
2,213,000		Sunnova Energy Corp., 5.88%, due 09/01/26 144A	1,885,786
1,250,000		Suzano Austria GmbH, 3.13%, due 01/15/32	1,037,877
990,000		Suzano Austria GmbH, 7.00%, due 03/16/47(h)	1,048,228
710,000		Talen Energy Supply LLC, 8.63%, due 06/01/30 144A	758,049
330,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	307,297
45,000		Targa Resources Corp., 5.20%, due 07/01/27	45,253
515,000		Targa Resources Corp., 6.13%, due 03/15/33	543,716

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
60,000		Teck Resources Ltd., 6.00%, due 08/15/40	61,198
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	186,105
1,160,000		Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	1,111,622
735,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(h)	740,913
1,280,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	1,551,093
280,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	259,473
1,070,000		Teva Pharmaceutical Finance Netherlands III BV, 8.13%, due 09/15/31(j)	1,169,951
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	781,648
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	298,876
2,540,000		Titan International, Inc., 7.00%, due 04/30/28	2,543,802
270,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	250,042
2,455,000		T-Mobile USA, Inc., 4.80%, due 07/15/28	2,478,773
2,205,000		T-Mobile USA, Inc., 4.95%, due 03/15/28	2,237,399
550,000		TMS Issuer SARL, 5.78%, due 08/23/32 144A	575,094
820,000		TopBuild Corp., 3.63%, due 03/15/29 144A	743,885
660,000		TopBuild Corp., 4.13%, due 02/15/32 144A	588,048
630,000		Toronto-Dominion Bank, 8.13% (5 yr. CMT + 4.08%), due 10/31/82(b)	657,360
1,100,000		TransAlta Corp., 6.50%, due 03/15/40	1,102,095
380,000		TransAlta Corp., 7.75%, due 11/15/29(j)	403,533
2,155,000		TransCanada PipeLines Ltd., 6.20%, due 03/09/26	2,155,046
1,120,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	1,119,133
250,000		TransDigm, Inc., 6.75%, due 08/15/28 144A	256,066
1,100,000		TransDigm, Inc., 7.13%, due 12/01/31 144A	1,153,619
580,000		Transnet SOC Ltd., 8.25%, due 02/06/28 144A	585,722
1,460,000		Triumph Group, Inc., 9.00%, due 03/15/28 144A	1,554,023
350,000		Truist Financial Corp., 5.12% (SOFR + 1.85%), due 01/26/34(b)	340,494
890,000		Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	910,343
1,115,000		TSMC Global Ltd., 2.25%, due 04/23/31(h)	951,636
490,000		Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	485,835
1,680,000		Tutor Perini Corp., 6.88%, due 05/01/25(j) 144A	1,641,448
250,000		U.S. Bancorp, 4.84% (SOFR + 1.60%), due 02/01/34(b)	240,013
1,010,000		U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	1,044,303
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	131,626
640,000		UBS Group AG, 4.75% (1 yr. CMT + 1.75%), due 05/12/28(b) 144A	631,050
1,600,000		UBS Group AG, 4.99% (1 yr. CMT + 2.40%), due 08/05/33(b) 144A	1,550,317
1,955,000		UBS Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	2,087,421
1,120,000		UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b)(j)(k) 144A	1,120,369
1,155,000		UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(k) 144A	1,249,114
1,195,000		UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(k) 144A	1,327,368
990,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	933,055
555,000		UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b)(j) 144A	571,846
48,640		United Airlines Pass-Through Trust, 4.88%, due 07/15/27	47,154
436,714		United Airlines Pass-Through Trust, 5.88%, due 04/15/29	442,713
100,000		United Airlines, Inc., 4.38%, due 04/15/26 144A	97,572
1,130,000		United Airlines, Inc., 4.63%, due 04/15/29 144A	1,058,063
1,860,000		United Parcel Service, Inc., 4.88%, due 03/03/33	1,935,367
270,000		United Rentals North America, Inc., 4.88%, due 01/15/28(j)	263,529
1,900,000		United Rentals North America, Inc., 5.25%, due 01/15/30	1,876,440
520,000		United Rentals North America, Inc., 5.50%, due 05/15/27	521,500
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
3,540,000	United Rentals North America, Inc., 6.00%, due 12/15/29 144A	3,596,987
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	242,745
540,000	Vale Overseas Ltd., 6.88%, due 11/10/39	593,462
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	424,773
350,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	308,765
1,920,000	Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,912,018
700,000	Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	701,217
920,000	Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	958,993
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	446,775
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	363,811
1,935,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,494,752
2,825,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	2,652,580
550,000	Viking Cruises Ltd., 5.88%, due 09/15/27 144A	531,231
1,630,000	Viking Cruises Ltd., 7.00%, due 02/15/29 144A	1,617,612
820,000	Viking Cruises Ltd., 9.13%, due 07/15/31 144A	874,448
300,000	Virgin Media Secured Finance PLC, 5.50%, due 05/15/29 144A	290,151
1,070,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, due 05/01/27(j) 144A	922,329
620,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28(j) 144A	525,482
450,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	402,515
660,000	VOC Escrow Ltd., 5.00%, due 02/15/28 144A	633,490
370,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28 144A	185,387
315,000	Waste Connections, Inc., 2.95%, due 01/15/52	223,174
1,395,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	1,404,339
1,630,000	Wells Fargo & Co., 6.30% (SOFR + 1.79%), due 10/23/29(b)	1,720,465
1,700,000	Western Midstream Operating LP, 5.30%, due 03/01/48	1,483,486
1,635,000	Western Midstream Operating LP, 5.45%, due 04/01/44	1,491,768
60,000	Williams Cos., Inc., 8.75%, due 03/15/32(l)	72,961
1,210,000	Winnebago Industries, Inc., 6.25%, due 07/15/28 144A	1,190,192
350,000	WW International, Inc., 4.50%, due 04/15/29 144A	232,437
2,270,000	Wynn Macau Ltd., 4.88%, due 10/01/24 144A	2,242,853
820,000	Wynn Macau Ltd., 5.63%, due 08/26/28 144A	760,639
730,000	XPO, Inc., 6.25%, due 06/01/28 144A	740,102
460,000	XPO, Inc., 7.13%, due 02/01/32 144A	474,847
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	174,193
460,000	YPF SA, 6.95%, due 07/21/27 144A	412,055
860,000	YPF SA, 8.50%, due 07/28/25 144A	831,271
286,650	YPF SA, 9.00%, due 02/12/26(l) 144A	291,703
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	82,484
720,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	712,247
420,000	ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	448,215
900,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	826,672
240,000	ZipRecruiter, Inc., 5.00%, due 01/15/30 144A	210,287
		559,135,494
	Mortgage Backed Securities - Private Issuers — 4.9%
910,000	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.02%, due 03/25/49(c) 144A	902,082
355,000	Bank, Series 2020-BN25, Class AS, 2.84%, due 01/15/63	298,595

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
500,000	Bank, Series 2022-BNK44, Class D, 4.00%, due 11/15/32(c) 144A	293,430
870,000	Bank, Series 2023-BNK45, Class A5, 5.20%, due 02/15/56	882,920
6,038,082	Bank, Series 2023-BNK46, Class XA, 0.62%, due 08/15/56(c)	245,469
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33(c) 144A	565,139
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	252,451
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	293,685
390,000	BBCMS Trust, Series 2018-CBM, Class D, 8.05% (1 mo. USD Term SOFR + 2.69%), due 07/15/37(b) 144A	366,304
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	212,223
630,000	Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, due 07/15/56 144A	465,910
1,000,000	BHMS Mortgage Trust, Series 2018-MZB, Class MZB, 12.30% (1 mo. USD Term SOFR + 6.93%), due 07/15/25(b) 144A	911,445
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 10.80% (1 mo. USD Term SOFR + 5.44%), due 02/15/39(b) 144A	823,429
786,742	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61(c) 144A	718,974
289,199	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(c) 144A	289,714
228,478	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(c) 144A	229,821
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 7.56% (1 mo. USD Term SOFR + 2.20%), due 04/15/34(b) 144A	579,761
1,005,623	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 6.21% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	987,085
890,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.33% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	878,310
967,460	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 6.13% (1 mo. USD Term SOFR + 0.77%), due 05/15/38(b) 144A	952,764
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 8.33% (1 mo. USD Term SOFR + 2.96%), due 09/15/36(b) 144A	654,104
398,784	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 9.37% (1 mo. USD Term SOFR + 4.00%), due 10/15/38(b) 144A	380,696
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 6.35% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,237,710
777,667	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 9.47% (1 mo. USD Term SOFR + 4.11%), due 02/15/39(b) 144A	751,368
970,000	BX Commercial Mortgage Trust, Series 2023-VLT2, Class E, 11.23% (1 mo. USD Term SOFR + 5.87%), due 06/15/40(b) 144A	974,653
950,000	BX Trust, Series 2018-BILT, Class B, 6.68% (1 mo. USD Term SOFR + 1.32%), due 05/15/30(b) 144A	940,457
844,098	BX Trust, Series 2021-SDMF, Class F, 7.41% (1 mo. USD Term SOFR + 2.05%), due 09/15/34(b) 144A	787,019
830,000	BX Trust, Series 2022-LBA6, Class D, 7.36% (1 mo. USD Term SOFR + 2.00%), due 01/15/39(b) 144A	813,804
500,000	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.62%, due 05/15/52	474,304
227,717	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.25%, due 12/15/47(c) 144A	209,137
425,000	CFK Trust, Series 2020-MF2, Class F, 3.46%, due 03/15/39(c) 144A	260,896
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 6.43% (1 mo. USD Term SOFR + 1.06%), due 11/15/36(b) 144A	294,670
500,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.37%, due 09/15/48(c)	442,671
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	251,598
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
305,000	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	240,444
450,000	CSMC Trust, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	175,562
300,000	CSMC Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	265,531
886,445	CSMC Trust, Series 2022-RPL4, Class A1, 3.90%, due 04/25/62(c) 144A	835,489
1,057,369	CSMC Trust Capital Certificates, Series 2019-ICE4, Class F, 8.06% (1 mo. USD Term SOFR + 2.70%), due 05/15/36(b) 144A	1,047,227
932,038	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 6.96% (1 mo. USD Term SOFR + 1.60%), due 05/15/35(b) 144A	915,273
930,000	Ellington Financial Mortgage Trust, Series 2020-1, Class B1, 5.10%, due 05/25/65(c) 144A	902,120
987,095	Ellington Financial Mortgage Trust, Series 2023-1, Class A3, 6.54%, due 02/25/68(l) 144A	980,925
769,105	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 7.00% (1 mo. USD Term SOFR + 1.63%), due 11/15/38(b) 144A	748,207
457,386	Extended Stay America Trust, Series 2021-ESH, Class F, 9.18% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	448,698
209,639	Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-SPI1, Class B, 4.12%, due 09/25/47(c) 144A	139,092
910,000	Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2021-DNA2, Class B1, 8.74% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	947,947
1,580,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA1, Class B1, 7.75% (SOFR 30-day average + 2.41%), due 01/25/50(b) 144A	1,616,016
966,227	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA3, Class B1, 10.55% (SOFR 30-day average + 5.21%), due 06/25/50(b) 144A	1,059,725
830,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA5, Class B1, 10.14% (SOFR 30-day average + 4.80%), due 10/25/50(b) 144A	930,674
1,060,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-DNA6, Class B1, 8.34% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	1,099,937
970,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA1, Class B2, 10.09% (SOFR 30-day average + 4.75%), due 01/25/51(b) 144A	993,356
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class B1, 8.84% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	396,846
1,140,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class M2, 7.44% (SOFR 30-day average + 2.10%), due 10/25/33(b) 144A	1,145,044
1,270,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class B1, 8.39% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	1,284,258
792,508	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class M2, 6.99% (SOFR 30-day average + 1.65%), due 01/25/34(b) 144A	796,117
980,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class B1, 8.74% (SOFR 30-day average + 3.40%), due 10/25/41(b) 144A	997,631
400,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class M2, 6.84% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	396,977
1,000,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, 7.14% (SOFR 30-day average + 1.80%), due 11/25/41(b) 144A	989,010
1,000,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class B1, 10.09% (SOFR 30-day average + 4.75%), due 02/25/42(b) 144A	1,037,012
1,240,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 9.09% (SOFR 30-day average + 3.75%), due 02/25/42(b) 144A	1,282,747
1,090,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 8.24% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,121,376
880,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA6, Class M2, 11.09% (SOFR 30-day average + 5.75%), due 09/25/42(b) 144A	980,566
440,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C07, Class 1B1, 9.45% (SOFR 30-day average + 4.11%), due 05/25/30(b) 144A	473,034

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
610,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C01, Class 1B1, 9.00% (SOFR 30-day average + 3.66%), due 07/25/30(b) 144A	652,195
492,500	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C06, Class 1B1, 9.20% (SOFR 30-day average + 3.86%), due 03/25/31(b) 144A	528,466
800,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-R07, Class 1B1, 9.80% (SOFR 30-day average + 4.46%), due 04/25/31(b) 144A	857,416
887,284	Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R03, Class 1B1, 9.55% (SOFR 30-day average + 4.21%), due 09/25/31(b) 144A	934,312
680,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R07, Class 1B1, 8.85% (SOFR 30-day average + 3.51%), due 10/25/39(b) 144A	691,816
260,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2020-R01, Class 1B1, 8.70% (SOFR 30-day average + 3.36%), due 01/25/40(b) 144A	263,384
119,800	Federal National Mortgage Association Connecticut Avenue Securities, Series 2020-R01, Class 1M2, 7.50% (SOFR 30-day average + 2.16%), due 01/25/40(b) 144A	121,443
2,280,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 8.44% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	2,302,511
800,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R03, Class 1B1, 8.09% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	803,532
1,000,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 8.44% (SOFR 30-day average + 3.10%), due 03/25/42(b) 144A	1,033,742
1,020,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R06, Class 1B1, 9.24% (SOFR 30-day average + 3.90%), due 07/25/43(b) 144A	1,043,215
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 10.11% (1 mo. USD Term SOFR + 4.75%), due 11/15/32(b) 144A	493,274
570,000	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.73% (1 mo. USD Term SOFR + 1.21%), due 12/15/36(b) 144A	562,767
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.15%, due 08/10/44(c) 144A	82,551
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.69%, due 06/10/47(c) 144A	119,522
670,000	GS Mortgage Securities Trust, Series 2015-GC28, Class D, 4.31%, due 02/10/48(c) 144A	593,454
720,000	GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, due 07/10/48	593,011
144,629	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 6.37% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	130,808
140,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.72%, due 01/15/49(c)	117,475
1,390,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 13.98% (1 mo. USD Term SOFR + 8.62%), due 06/15/35(b)(n) 144A	15,956
1,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 8.73% (1 mo. USD Term SOFR + 3.39%), due 07/05/33(b) 144A	792,865
530,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 8.58% (1 mo. USD Term SOFR + 3.21%), due 09/15/29(b) 144A	303,126
800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 9.38% (1 mo. USD Term SOFR + 4.01%), due 09/15/29(b) 144A	401,538
610,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 8.83% (1 mo. USD Term SOFR + 3.21%), due 12/15/36(b) 144A	53,899
760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.69%, due 01/16/37(c) 144A	175,815
810,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 9.74% (1 mo. USD Term SOFR + 4.38%), due 11/15/38(b) 144A	773,053
1,030,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, 8.24% (SOFR 30-day average + 2.90%), due 03/15/39(b) 144A	986,500
527,191	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 7.53% (1 mo. USD Term SOFR + 2.17%), due 04/15/37(b) 144A	425,944
625,479	KIND Trust, Series 2021-KIND, Class D, 7.78% (1 mo. USD Term SOFR + 2.41%), due 08/15/38(b) 144A	579,216
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,008,403	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25%, due 02/25/60(l) 144A	1,008,393
157,082	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.25%, due 06/25/60(l) 144A	157,093
532,445	Med Trust, Series 2021-MDLN, Class C, 7.28% (1 mo. USD Term SOFR + 1.91%), due 11/15/38(b) 144A	521,990
577,230	Med Trust, Series 2021-MDLN, Class E, 8.63% (1 mo. USD Term SOFR + 3.26%), due 11/15/38(b) 144A	562,539
1,741,641	Med Trust, Series 2021-MDLN, Class G, 10.73% (1 mo. USD Term SOFR + 5.36%), due 11/15/38(b) 144A	1,673,105
821,017	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.28% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	813,035
472,000	MHC Trust, Series 2021-MHC2, Class E, 7.43% (1 mo. USD Term SOFR + 2.06%), due 05/15/38(b) 144A	460,337
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, due 07/11/40(c) 144A	280,717
334,172	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	289,864
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	509,227
540,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/56(c)	557,558
452,141	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.70% (SOFR 30-day average + 3.36%), due 10/25/49(b) 144A	441,429
458,709	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.20% (SOFR 30-day average + 3.86%), due 03/25/50(b) 144A	444,661
271,634	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.94% (1 mo. USD Term SOFR + 1.58%), due 07/15/36(b) 144A	246,857
348,219	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.88%, due 06/25/57(c) 144A	335,185
411,632	OBX Trust, Series 2022-NQM6, Class A1, 4.70%, due 07/25/62(l) 144A	405,710
658,353	OPG Trust, Series 2021-PORT, Class D, 6.61% (1 mo. USD Term SOFR + 1.25%), due 10/15/36(b) 144A	639,490
66,356	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 9.15% (SOFR 30-day average + 3.81%), due 11/27/31(b) 144A	66,515
43,802	Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, due 01/25/56(c) 144A	43,394
250,300	Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	244,498
224,980	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M1, 4.00%, due 07/25/56(c) 144A	222,231
415,000	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	370,837
280,000	Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	256,817
790,000	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c) 144A	728,670
560,000	Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	490,744
370,000	Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	328,965
640,000	Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	572,600
590,000	Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	527,132
500,000	Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	452,274
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(f) 144A	84,249

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
900,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 8.50% (U.S. (Fed) Prime Rate + 0.00%), due 11/15/27(b)(f) 144A	203,940
292,279		Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 6.03% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	217,016
940,000		Towd Point Mortgage Trust, Series 2017-5, Class B1, 5.76% (1 mo. USD Term SOFR + 1.91%), due 02/25/57(b) 144A	939,775
590,000		Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	445,806
219,639		UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	206,700
640,000		Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, due 12/25/68(l) 144A	645,855
224,915		WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B, 6.25% (1 mo. USD Term SOFR + 0.89%), due 01/25/45(b)	207,873
321,755		WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.34%, due 12/25/36(c)	279,437
530,000		Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, due 12/15/47	500,440
1,190,000		Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50(c) 144A	726,873
213,495		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 4.67%, due 04/25/36(c)	200,198
			78,612,274
		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%
126,657		Federal National Mortgage Association, Pool # BM6224, 2.79%, due 01/01/35(c)	110,100
190,107		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	177,838
			287,938
		Sovereign Debt Obligations — 32.8%
1,275,000		Abu Dhabi Government International Bonds, 3.13%, due 09/30/49(h)	939,959
1,700,000		Abu Dhabi Government International Bonds, 3.13%, due 09/30/49 144A	1,253,278
935,000		Angola Government International Bonds, 8.00%, due 11/26/29(h)	833,078
240,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	211,733
390,000		Angola Government International Bonds, 9.13%, due 11/26/49(h)(j)	319,313
5,505		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	2,213
2,330,000		Argentina Republic Government International Bonds, 3.63%, due 07/09/35(l)	805,167
327,438		Argentina Republic Government International Bonds, 3.63%, due 07/09/46(l)	114,886
380,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(h)	358,399
975,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(h)	884,665
1,061,837,250	CLP	Bonos de la Tesoreria de la Republica, 1.90%, due 09/01/30	1,195,180
55,184,040	CLP	Bonos de la Tesoreria de la Republica, 2.00%, due 03/01/35	61,261
846,039,430	CLP	Bonos de la Tesoreria de la Republica, 3.40%, due 10/01/39(h)	1,082,635
870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(h)	878,134
2,175,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.50%, due 03/01/25	2,392,488
1,955,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	2,213,463
1,085,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(h) 144A	1,204,539
525,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(h)	591,723
205,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	234,730
830,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.80%, due 10/01/34(h)	999,112
1,950,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(h)	2,351,268
270,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 7.00%, due 05/01/34(h)	350,941
1,000,000		Brazil Government International Bonds, 4.63%, due 01/13/28(j)	993,388
2,360,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,823,389
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
7,975,000	BRL	Brazil Letras do Tesouro Nacional, 10.47%, due 07/01/26(g)	1,302,365
38,446,000	BRL	Brazil Letras do Tesouro Nacional, 11.15%, due 01/01/25(g)	7,192,925
35,362,000	BRL	Brazil Letras do Tesouro Nacional, 11.52%, due 01/01/26(g)	6,035,650
4,009,000	BRL	Brazil Letras do Tesouro Nacional, 11.62%, due 07/01/24(g)	785,466
4,354,000	BRL	Brazil Letras do Tesouro Nacional, 13.16%, due 07/01/25(g)	780,595
140,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	127,221
302,000	BRL	Brazil Notas do Tesouro Nacional, 6.00%, due 08/15/50	280,059
45,868,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/25	9,110,416
51,505,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/27	10,276,394
64,472,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	12,856,130
53,603,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	10,485,521
20,415,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/33	3,998,184
548,000		Chile Government International Bonds, 2.55%, due 01/27/32(j)	472,224
695,000		Chile Government International Bonds, 3.10%, due 05/07/41	530,815
403,000		Chile Government International Bonds, 4.34%, due 03/07/42(j)	361,326
3,930,000	CNY	China Government Bonds, 2.68%, due 05/21/30	558,423
5,320,000	CNY	China Government Bonds, 2.85%, due 06/04/27	762,387
7,200,000	CNY	China Government Bonds, 2.88%, due 02/25/33	1,040,059
2,310,000	CNY	China Government Bonds, 3.02%, due 10/22/25	330,789
1,990,000	CNY	China Government Bonds, 3.02%, due 05/27/31	289,636
8,120,000	CNY	China Government Bonds, 3.13%, due 11/21/29	1,186,532
6,770,000	CNY	China Government Bonds, 3.27%, due 11/19/30	1,001,966
2,250,000	CNY	China Government Bonds, 3.28%, due 12/03/27	329,184
3,630,000	CNY	China Government Bonds, 3.29%, due 05/23/29	535,312
2,340,000	CNY	China Government Bonds, 3.72%, due 04/12/51	381,365
3,450,000	CNY	China Government Bonds, 3.81%, due 09/14/50	568,805
1,485,000		Colombia Government International Bonds, 4.13%, due 05/15/51	991,890
1,690,000		Colombia Government International Bonds, 4.50%, due 03/15/29	1,587,180
13,507,000,000	COP	Colombia TES, 5.75%, due 11/03/27	3,090,851
22,513,900,000	COP	Colombia TES, 6.00%, due 04/28/28	5,130,426
15,173,800,000	COP	Colombia TES, 6.25%, due 11/26/25	3,717,855
11,162,900,000	COP	Colombia TES, 6.25%, due 07/09/36	2,108,676
16,304,700,000	COP	Colombia TES, 7.00%, due 03/26/31	3,633,188
1,517,200,000	COP	Colombia TES, 7.00%, due 03/26/31	338,079
30,508,600,000	COP	Colombia TES, 7.00%, due 06/30/32	6,604,553
20,966,400,000	COP	Colombia TES, 7.25%, due 10/18/34	4,459,013
5,090,000,000	COP	Colombia TES, 7.25%, due 10/26/50	957,758
12,635,300,000	COP	Colombia TES, 7.50%, due 08/26/26	3,120,991
15,566,900,000	COP	Colombia TES, 7.75%, due 09/18/30	3,665,093
12,796,300,000	COP	Colombia TES, 9.25%, due 05/28/42	2,999,322
8,153,400,000	COP	Colombia TES, 10.00%, due 07/24/24	2,103,068
7,093,400,000	COP	Colombia TES, 13.25%, due 02/09/33	2,174,760
22,210,000	CZK	Czech Republic Government Bonds, 0.95%, due 05/15/30(h)	841,113
15,220,000	CZK	Czech Republic Government Bonds, 1.00%, due 06/26/26(h)	632,189
29,670,000	CZK	Czech Republic Government Bonds, 1.20%, due 03/13/31	1,120,582
24,440,000	CZK	Czech Republic Government Bonds, 1.75%, due 06/23/32	942,624
29,590,000	CZK	Czech Republic Government Bonds, 2.00%, due 10/13/33	1,139,897
4,900,000	CZK	Czech Republic Government Bonds, 2.50%, due 08/25/28(h)	208,180
24,930,000	CZK	Czech Republic Government Bonds, 2.75%, due 07/23/29	1,060,408

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
5,440,000	CZK	Czech Republic Government Bonds, 4.20%, due 12/04/36(h)	253,679
83,460,000	CZK	Czech Republic Government Bonds, 5.00%, due 09/30/30	4,019,558
100,500,000	CZK	Czech Republic Government Bonds, 5.50%, due 12/12/28	4,878,946
4,340,000	CZK	Czech Republic Government Bonds, 6.00%, due 02/26/26	203,081
15,630,000	CZK	Czech Republic Government Bonds, Series 130, 0.05%, due 11/29/29	565,806
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(h)	249,426
580,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(h)	529,598
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	343,000
1,865,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(h)	1,617,794
1,005,000		Dominican Republic International Bonds, 6.00%, due 07/19/28 144A	1,009,221
23,800,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(h)	499,866
300,000		Ecuador Government International Bonds, 3.50%, due 07/31/35(h)(l)	108,101
7,061,000	EGP	Egypt Government Bonds, 14.66%, due 10/06/30	146,521
6,937,000	EGP	Egypt Government Bonds, 14.82%, due 07/06/31	143,701
1,720,000		Egypt Government International Bonds, 5.80%, due 09/30/27(h)	1,330,786
440,000		Egypt Government International Bonds, 7.05%, due 01/15/32(h)	302,700
1,650,000		Egypt Government International Bonds, 7.50%, due 01/31/27(h)	1,392,253
2,105,000		Egypt Government International Bonds, 7.60%, due 03/01/29(h)	1,612,767
2,750,000		El Salvador Government International Bonds, 6.38%, due 01/18/27(h)	2,439,849
11,240,000	ZAR	European Investment Bank, 8.50%, due 09/17/24(h)	614,156
920,000		Export-Import Bank of India, 5.50%, due 01/18/33 144A	953,102
1,035,000		Export-Import Bank of Korea, 5.00%, due 01/11/28	1,054,877
5,100,000,000	IDR	Export-Import Bank of Korea, 8.00%, due 05/15/24(h)	332,823
905,000		Gabon Government International Bonds, 7.00%, due 11/24/31(h)	756,976
1,215,000		Ghana Government International Bonds, 7.75%, due 04/07/29(h)	534,150
390,000		Ghana Government International Bonds, 7.75%, due 04/07/29 144A	171,456
370,000		Ghana Government International Bonds, 10.75%, due 10/14/30(h)	234,257
300,000		Guatemala Government Bonds, 4.38%, due 06/05/27(h)	288,450
1,340,000		Guatemala Government Bonds, 4.88%, due 02/13/28(h)	1,307,672
800,000		Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 01/14/29(j) 144A	849,600
121,750,000	HUF	Hungary Government Bonds, 1.50%, due 04/22/26	317,988
191,110,000	HUF	Hungary Government Bonds, 2.00%, due 05/23/29	461,529
368,130,000	HUF	Hungary Government Bonds, 2.25%, due 04/20/33	808,969
143,770,000	HUF	Hungary Government Bonds, 2.75%, due 12/22/26	378,159
266,700,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/27	702,708
235,010,000	HUF	Hungary Government Bonds, 3.00%, due 08/21/30	583,591
443,170,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/38	898,633
82,710,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/38	167,714
334,830,000	HUF	Hungary Government Bonds, 3.00%, due 04/25/41	655,763
224,860,000	HUF	Hungary Government Bonds, 3.25%, due 10/22/31	553,597
259,610,000	HUF	Hungary Government Bonds, 4.00%, due 04/28/51	522,480
857,000,000	HUF	Hungary Government Bonds, 4.50%, due 03/23/28(j)	2,361,445
1,522,510,000	HUF	Hungary Government Bonds, 4.75%, due 11/24/32	4,067,581
456,210,000	HUF	Hungary Government Bonds, 4.75%, due 11/24/32	1,218,824
843,390,000	HUF	Hungary Government Bonds, 6.75%, due 10/22/28	2,533,475
98,370,000	HUF	Hungary Government Bonds, 9.50%, due 10/21/26	308,259
394,640,000	HUF	Hungary Government Bonds, 9.50%, due 10/21/26	1,236,670
1,985,000		Hungary Government International Bonds, 6.13%, due 05/22/28 144A	2,066,994
417,000		Hungary Government International Bonds, 6.25%, due 09/22/32 144A	445,985
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
510,000		Indonesia Government International Bonds, 5.25%, due 01/17/42(h)	532,598
27,182,000,000	IDR	Indonesia Treasury Bonds, 5.13%, due 04/15/27	1,699,895
14,660,000,000	IDR	Indonesia Treasury Bonds, 5.50%, due 04/15/26	934,300
7,852,000,000	IDR	Indonesia Treasury Bonds, 6.13%, due 05/15/28	503,768
23,108,000,000	IDR	Indonesia Treasury Bonds, 6.25%, due 06/15/36	1,459,675
7,396,000,000	IDR	Indonesia Treasury Bonds, 6.38%, due 08/15/28	479,508
71,799,000,000	IDR	Indonesia Treasury Bonds, 6.38%, due 04/15/32	4,616,130
37,046,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 06/15/25	2,407,545
70,317,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 02/15/31	4,548,661
7,000,000,000	IDR	Indonesia Treasury Bonds, 6.88%, due 08/15/51	453,725
15,599,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 05/15/27	1,030,464
65,056,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 02/15/33	4,381,361
30,837,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/38	2,097,375
6,949,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/42	468,264
15,591,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/43	1,051,752
4,546,000,000	IDR	Indonesia Treasury Bonds, 7.38%, due 05/15/48	311,208
23,138,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 08/15/32	1,592,190
23,793,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 05/15/38	1,655,728
57,676,000,000	IDR	Indonesia Treasury Bonds, 7.50%, due 04/15/40	4,004,843
14,309,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 05/15/29	1,002,215
2,658,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 06/15/32	189,778
17,896,000,000	IDR	Indonesia Treasury Bonds, 8.25%, due 05/15/36	1,310,812
11,780,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 09/15/26	802,665
74,095,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 03/15/34	5,382,318
37,580,000,000	IDR	Indonesia Treasury Bonds, 8.38%, due 04/15/39	2,809,286
23,174,000,000	IDR	Indonesia Treasury Bonds, 8.75%, due 05/15/31	1,684,717
8,328,000,000	IDR	Indonesia Treasury Bonds, 9.00%, due 03/15/29	598,554
6,017,000,000	IDR	Indonesia Treasury Bonds, 9.50%, due 07/15/31	458,025
4,567,000,000	IDR	Indonesia Treasury Bonds, 11.00%, due 09/15/25	318,240
5,028,000,000	IDR	Indonesia Treasury Bonds, Series 101, 6.88%, due 04/15/29	331,822
645,000		Israel Government International Bonds, 3.88%, due 07/03/50(j)	500,201
170,000	EUR	Ivory Coast Government International Bonds, 4.88%, due 01/30/32 144A	158,752
175,753		Ivory Coast Government International Bonds, 5.75%, due 12/31/32(h)(l)	166,517
1,160,000		Ivory Coast Government International Bonds, 6.13%, due 06/15/33(h)	1,070,286
1,110,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(h)	1,093,050
194,500,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	1,265,935
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	849,094
13,492,000	MYR	Malaysia Government Bonds, 2.63%, due 04/15/31	2,713,888
23,741,000	MYR	Malaysia Government Bonds, 3.48%, due 06/14/24	5,173,205
1,921,000	MYR	Malaysia Government Bonds, 3.50%, due 05/31/27	416,934
2,017,000	MYR	Malaysia Government Bonds, 3.52%, due 04/20/28	437,794
25,827,000	MYR	Malaysia Government Bonds, 3.58%, due 07/15/32	5,518,561
21,152,000	MYR	Malaysia Government Bonds, 3.73%, due 06/15/28	4,618,730
3,943,000	MYR	Malaysia Government Bonds, 3.76%, due 05/22/40	821,768
15,253,000	MYR	Malaysia Government Bonds, 3.83%, due 07/05/34	3,299,254
2,226,000	MYR	Malaysia Government Bonds, 3.84%, due 04/15/33	484,711
13,218,000	MYR	Malaysia Government Bonds, 3.88%, due 03/14/25	2,895,318
2,586,000	MYR	Malaysia Government Bonds, 3.89%, due 03/15/27	567,891
29,646,000	MYR	Malaysia Government Bonds, 3.89%, due 08/15/29	6,504,981

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
14,179,000	MYR	Malaysia Government Bonds, 3.90%, due 11/30/26	3,119,714
6,866,000	MYR	Malaysia Government Bonds, 3.90%, due 11/16/27	1,509,438
5,705,000	MYR	Malaysia Government Bonds, 3.91%, due 07/15/26	1,254,581
2,011,000	MYR	Malaysia Government Bonds, 4.07%, due 06/15/50	430,039
624,000	MYR	Malaysia Government Bonds, 4.13%, due 04/15/32	138,817
1,205,000	MYR	Malaysia Government Bonds, 4.23%, due 06/30/31	269,261
11,727,000	MYR	Malaysia Government Bonds, 4.39%, due 04/15/26	2,601,413
1,280,000	MYR	Malaysia Government Bonds, 4.46%, due 03/31/53	288,147
4,721,000	MYR	Malaysia Government Bonds, 4.50%, due 04/15/30	1,071,795
1,110,000	MYR	Malaysia Government Bonds, 4.64%, due 11/07/33	259,468
6,436,000	MYR	Malaysia Government Bonds, 4.70%, due 10/15/42	1,508,228
1,597,000	MYR	Malaysia Government Bonds, 4.74%, due 03/15/46	372,997
5,176,000	MYR	Malaysia Government Bonds, 4.76%, due 04/07/37	1,215,075
2,243,000	MYR	Malaysia Government Bonds, 4.89%, due 06/08/38	536,135
66,943,300	MXN	Mexico Bonos, 5.00%, due 03/06/25	3,749,370
27,108,100	MXN	Mexico Bonos, 5.50%, due 03/04/27	1,436,059
100,028,000	MXN	Mexico Bonos, 5.75%, due 03/05/26	5,460,994
3,902,000	MXN	Mexico Bonos, 7.00%, due 09/03/26	216,657
83,147,500	MXN	Mexico Bonos, 7.50%, due 06/03/27	4,653,353
89,205,400	MXN	Mexico Bonos, 7.50%, due 05/26/33	4,774,829
101,438,000	MXN	Mexico Bonos, 7.75%, due 05/29/31	5,590,606
13,369,600	MXN	Mexico Bonos, 7.75%, due 11/23/34	721,743
90,649,500	MXN	Mexico Bonos, 7.75%, due 11/13/42	4,712,736
95,119,100	MXN	Mexico Bonos, 8.00%, due 11/07/47	5,024,470
50,646,700	MXN	Mexico Bonos, 8.00%, due 07/31/53	2,656,376
8,178,800	MXN	Mexico Bonos, 8.00%, due 07/31/53	428,971
13,933,900	MXN	Mexico Bonos, 8.50%, due 03/01/29	801,534
29,302,900	MXN	Mexico Bonos, 8.50%, due 05/31/29	1,694,341
86,972,400	MXN	Mexico Bonos, 8.50%, due 05/31/29	5,028,884
23,654,800	MXN	Mexico Bonos, 8.50%, due 11/18/38	1,333,438
51,735,700	MXN	Mexico Bonos, 8.50%, due 11/18/38	2,916,379
61,610,400	MXN	Mexico Bonos, 10.00%, due 12/05/24	3,620,750
1,618,600	MXN	Mexico Bonos, 10.00%, due 12/05/24	95,123
7,390,300	MXN	Mexico Bonos, 10.00%, due 11/20/36	470,449
2,020,000		Mexico Government International Bonds, 2.66%, due 05/24/31	1,712,614
624,000		Mexico Government International Bonds, 4.75%, due 03/08/44	538,401
595,000		Mexico Government International Bonds, 4.88%, due 05/19/33	574,590
470,000		Mexico Government International Bonds, 6.34%, due 05/04/53	479,644
7,382,184	MXN	Mexico Udibonos, 4.00%, due 11/30/28	425,944
27,153,410	MXN	Mexico Udibonos, 4.50%, due 12/04/25	1,558,468
17,256,163	MXN	Mexico Udibonos, 4.50%, due 11/22/35	1,027,327
320,000		Mongolia Government International Bonds, 8.65%, due 01/19/28 144A	335,778
590,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(h)	533,100
2,875,000		Nigeria Government International Bonds, 8.38%, due 03/24/29(h)	2,767,317
865,000		Oman Government International Bonds, 5.63%, due 01/17/28 144A	883,053
390,000		Panama Government International Bonds, 6.40%, due 02/14/35	381,641
1,520,000		Paraguay Government International Bonds, 5.40%, due 03/30/50(h)	1,355,460
1,772,000	PEN	Peru Government Bonds, 5.35%, due 08/12/40	410,320
10,692,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	2,611,775
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
12,129,000	PEN	Peru Government Bonds, 5.94%, due 02/12/29	3,278,417
8,645,000	PEN	Peru Government Bonds, 6.15%, due 08/12/32	2,281,417
2,345,000	PEN	Peru Government Bonds, 6.90%, due 08/12/37	639,121
1,718,000	PEN	Peru Government Bonds, 6.95%, due 08/12/31	479,421
12,436,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(h)	3,523,441
505,000		Peru Government International Bonds, 5.63%, due 11/18/50	528,205
3,040,000	PEN	Peru Government International Bonds, 5.94%, due 02/12/29(h)	821,699
10,432,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(h)	2,885,427
9,442,000	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(h)	2,634,860
5,924,000	PEN	Peru Government International Bonds, 6.95%, due 08/12/31(h)	1,653,136
1,990,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33	563,819
1,859,000	PEN	Peru Government International Bonds, 8.20%, due 08/12/26(h)	533,056
590,000		Philippines Government International Bonds, 3.95%, due 01/20/40	533,589
1,780,031		Provincia de Buenos Aires/Government Bonds, 6.38%, due 09/01/37(l) 144A	686,141
1,630,000		Provincia de Buenos Aires/Government Bonds, 6.38%, due 09/01/37(h)(l)	628,309
281,092		Provincia de Cordoba, 6.88%, due 12/10/25(l) 144A	255,846
1,590,000		Qatar Government International Bonds, 4.40%, due 04/16/50 144A	1,468,762
400,000		Qatar Government International Bonds, 5.10%, due 04/23/48 144A	405,851
9,941,465	GHS	Republic of Ghana Government Bonds, 8.35%, due 02/16/27	464,110
4,315,272	GHS	Republic of Ghana Government Bonds, 8.50%, due 02/15/28	174,252
1,099,398	GHS	Republic of Ghana Government Bonds, 8.65%, due 02/13/29	39,346
1,663,456	GHS	Republic of Ghana Government Bonds, 8.80%, due 02/12/30	54,096
2,021,896	GHS	Republic of Ghana Government Bonds, 8.95%, due 02/11/31	60,837
2,021,685	GHS	Republic of Ghana Government Bonds, 9.10%, due 02/10/32	57,518
2,021,475	GHS	Republic of Ghana Government Bonds, 9.25%, due 02/08/33	55,157
756,643	GHS	Republic of Ghana Government Bonds, 9.40%, due 02/07/34	20,059
756,834	GHS	Republic of Ghana Government Bonds, 9.55%, due 02/06/35	19,697
757,025	GHS	Republic of Ghana Government Bonds, 9.70%, due 02/05/36	19,498
757,216	GHS	Republic of Ghana Government Bonds, 9.85%, due 02/03/37	19,420
762,140	GHS	Republic of Ghana Government Bonds, 10.00%, due 02/02/38	19,555
350,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(h)	281,709
1,130,000		Republic of Kenya Government International Bonds, 7.00%, due 05/22/27(h)	1,062,963
265,000		Republic of Kenya Government International Bonds, 8.00%, due 05/22/32(h)	240,567
5,958,000	PLN	Republic of Poland Government Bonds, 0.25%, due 10/25/26	1,332,325
7,409,000	PLN	Republic of Poland Government Bonds, 1.25%, due 10/25/30	1,492,142
12,673,000	PLN	Republic of Poland Government Bonds, 1.75%, due 04/25/32	2,508,166
12,199,000	PLN	Republic of Poland Government Bonds, 2.50%, due 07/25/26	2,922,573
3,743,000	PLN	Republic of Poland Government Bonds, 2.50%, due 07/25/27	880,176
3,002,000	PLN	Republic of Poland Government Bonds, 2.75%, due 04/25/28	700,448
13,905,000	PLN	Republic of Poland Government Bonds, 2.75%, due 10/25/29	3,158,925
6,594,000	PLN	Republic of Poland Government Bonds, 3.75%, due 05/25/27	1,616,340
2,034,000	PLN	Republic of Poland Government Bonds, 6.00%, due 10/25/33	548,949
35,027,000	PLN	Republic of Poland Government Bonds, 7.50%, due 07/25/28	9,809,096
530,000		Republic of Poland Government International Bonds, 5.50%, due 04/04/53	554,007
14,732,506	ZAR	Republic of South Africa Government Bonds, 6.25%, due 03/31/36	529,565
84,503,944	ZAR	Republic of South Africa Government Bonds, 6.50%, due 02/28/41	2,797,005
76,988,709	ZAR	Republic of South Africa Government Bonds, 7.00%, due 02/28/31	3,526,009
116,170,172	ZAR	Republic of South Africa Government Bonds, 8.00%, due 01/31/30	5,855,834
67,511,873	ZAR	Republic of South Africa Government Bonds, 8.25%, due 03/31/32	3,233,740

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
140,099,217	ZAR	Republic of South Africa Government Bonds, 8.50%, due 01/31/37	6,002,720
127,201,427	ZAR	Republic of South Africa Government Bonds, 8.75%, due 01/31/44	5,167,351
185,229,562	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48	7,471,981
60,075,000	ZAR	Republic of South Africa Government Bonds, 8.75%, due 02/28/48	2,423,367
73,905,201	ZAR	Republic of South Africa Government Bonds, 8.88%, due 02/28/35	3,416,916
94,582,521	ZAR	Republic of South Africa Government Bonds, 9.00%, due 01/31/40	4,055,347
64,363,111	ZAR	Republic of South Africa Government Bonds, 10.50%, due 12/21/26	3,687,923
3,945,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	3,746,835
1,100,000,000	UGX	Republic of Uganda Government Bonds, 14.00%, due 05/29/25	295,909
7,103,700,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 05/20/32	1,851,918
3,140,000,000	UGX	Republic of Uganda Government Bonds, 16.00%, due 05/14/37	849,755
1,300,000,000	UGX	Republic of Uganda Government Bonds, 16.38%, due 03/04/32	365,192
380,000		Republic of Uzbekistan International Bonds, 3.90%, due 10/19/31(h)	320,126
1,585,000	RON	Romania Government Bonds, 3.25%, due 06/24/26	330,455
1,500,000	RON	Romania Government Bonds, 3.65%, due 09/24/31	280,897
2,275,000	RON	Romania Government Bonds, 4.15%, due 10/24/30	450,681
1,840,000	RON	Romania Government Bonds, 4.25%, due 04/28/36	339,346
2,920,000	RON	Romania Government Bonds, 4.75%, due 10/11/34	572,392
2,595,000	RON	Romania Government Bonds, 4.85%, due 07/25/29	541,106
1,570,000	RON	Romania Government Bonds, 5.00%, due 02/12/29	330,402
1,560,000	RON	Romania Government Bonds, 5.80%, due 07/26/27	342,033
3,330,000	RON	Romania Government Bonds, 6.70%, due 02/25/32	762,704
2,405,000	RON	Romania Government Bonds, 8.25%, due 09/29/32	604,295
1,405,000	RON	Romania Government Bonds, 8.75%, due 10/30/28	344,107
348,000	EUR	Romania Government International Bonds, 2.75%, due 02/26/26 144A	378,389
346,000	EUR	Romania Government International Bonds, 3.62%, due 05/26/30 144A	352,375
790,000	EUR	Romania Government International Bonds, 6.63%, due 09/27/29 144A	935,019
606,000		Romania Government International Bonds, 7.13%, due 01/17/33 144A	654,610
42,983,000	RUB	Russia Federal Bonds - OFZ, 5.70%, due 05/17/28(o)	187,510
52,609,000	RUB	Russia Federal Bonds - OFZ, 6.10%, due 07/18/35(o)	200,079
59,072,000	RUB	Russia Federal Bonds - OFZ, 6.90%, due 05/23/29(o)	237,874
86,446,000	RUB	Russia Federal Bonds - OFZ, 7.05%, due 01/19/28(o)	386,783
18,639,000	RUB	Russia Federal Bonds - OFZ, 7.10%, due 10/16/24(o)	118,839
32,547,000	RUB	Russia Federal Bonds - OFZ, 7.25%, due 05/10/34(o)	127,421
40,966,000	RUB	Russia Federal Bonds - OFZ, 7.65%, due 04/10/30(o)	160,381
60,698,000	RUB	Russia Federal Bonds - OFZ, 7.70%, due 03/23/33(o)	244,421
24,639,000	RUB	Russia Federal Bonds - OFZ, 7.70%, due 03/16/39(o)	82,681
72,599,000	RUB	Russia Federal Bonds - OFZ, 7.75%, due 09/16/26(o)	373,552
71,354,000	RUB	Russia Federal Bonds - OFZ, 8.15%, due 02/03/27(o)	343,202
29,262,000	RUB	Russia Federal Bonds - OFZ, 8.50%, due 09/17/31(o)	114,560
590,000		Saudi Government International Bonds, 4.50%, due 10/26/46(h)	523,662
350,000		Senegal Government International Bonds, 6.25%, due 05/23/33(h)	313,677
676,000	EUR	Serbia International Bonds, 1.00%, due 09/23/28 144A	632,173
360,000		Sri Lanka Government International Bonds, 6.20%, due 05/11/27(h)	182,809
36,621,000	THB	Thailand Government Bonds, 0.75%, due 09/17/24	1,061,353
47,664,763	THB	Thailand Government Bonds, 1.25%, due 03/12/28(h)	1,327,840
59,362,000	THB	Thailand Government Bonds, 2.00%, due 12/17/31	1,662,162
101,337,000	THB	Thailand Government Bonds, 2.13%, due 12/17/26	2,949,851
82,521,000	THB	Thailand Government Bonds, 2.65%, due 06/17/28	2,440,787
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
5,281,000	THB	Thailand Government Bonds, 2.75%, due 06/17/52	134,071
183,690,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	5,678,180
16,117,000	THB	Thailand Government Bonds, 3.39%, due 06/17/37	500,340
35,039,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	1,077,602
40,766,744	TRY	Turkey Government Bonds, 17.30%, due 07/19/28	1,118,069
25,702,200	TRY	Turkey Government Bonds, 26.20%, due 10/05/33	905,068
7,373,409	TRY	Turkey Government Bonds, 31.08%, due 11/08/28	276,372
55,375,000	TRY	Turkiye Government Bonds, 17.80%, due 07/13/33	1,471,842
3,795,000		Turkiye Government International Bonds, 9.38%, due 01/19/33	4,296,130
600,000		Turkiye Ihracat Kredi Bankasi AS, 9.38%, due 01/31/26 144A	628,854
530,000		UAE International Government Bonds, 4.95%, due 07/07/52 144A	522,295
1,450,000		Ukraine Government International Bonds, 7.38%, due 09/25/34(h)	344,448
56,332,714	UYU	Uruguay Government International Bonds, 3.88%, due 07/02/40(j)	1,525,052
35,668,953	UYU	Uruguay Government International Bonds, 4.38%, due 12/15/28	956,547
7,884,000	UYU	Uruguay Government International Bonds, 8.50%, due 03/15/28(h)	194,953
145,658,804	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	3,776,346
			520,375,355
		U.S. Government and Agency Obligations — 3.1%
230,000		U.S. Treasury Bonds, 3.63%, due 05/15/53	213,720
5,155,000		U.S. Treasury Notes, 0.38%, due 04/15/24	5,084,190
4,492,600		U.S. Treasury Notes, 2.00%, due 02/15/25	4,361,507
11,420,000		U.S. Treasury Notes, 3.88%, due 12/31/30	11,323,644
16,990,000		U.S. Treasury Notes, 4.25%, due 12/31/25(d)	16,991,325
3,142,700		U.S. Treasury Notes, 4.63%, due 06/30/25	3,150,987
7,500,000		U.S. Treasury Notes, 5.00%, due 10/31/25	7,587,598
			48,712,971
		TOTAL DEBT OBLIGATIONS (COST $1,471,768,176)	1,470,211,141

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Energy — 0.0%
10	Amplify Energy Corp.*	59
	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.*(f)(n)	220,443
	TOTAL COMMON STOCKS (COST $0)	220,502
	PREFERRED STOCKS — 0.2%
	Energy — 0.2%
8,132	Equitrans Midstream Corp., 9.75%(k)	180,937
51,644	MPLX LP, 9.54%(k)(l)	1,838,341
		2,019,278
	TOTAL PREFERRED STOCKS (COST $1,857,334)	2,019,278

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.0%
	PURCHASED CURRENCY OPTIONS — 0.0%
	Call Options — 0.0%
6,600,000	AUD/USD Option with JPMorgan Chase Bank LLC, Strike Price USD 0.69, Expires 03/22/24	59,937
13,200,000	EUR/USD Option with Bank of America NA, Strike Price USD 1.12, Expires 02/01/24	49,825
3,600,000	GBP/USD Option with JPMorgan Chase Bank LLC, Strike Price USD 1.29, Expires 03/22/24	39,202
3,660,000	USD/CAD Option with BNP Paribas S.A., Strike Price CAD 1.37, Expires 03/21/24	4,257
3,690,000	USD/EUR Option with BNP Paribas S.A., Strike Price EUR 1.06, Expires 02/22/24	3,387
7,000,000	USD/INR Option with HSBC Bank PLC, Strike Price INR 84.00, Expires 01/04/24	182
		156,790
	Put Option — 0.0%
4,800,000	USD/CAD Option with Bank of America NA, Strike Price CAD 1.33, Expires 03/22/24	66,547
	TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $165,554)	223,337

Number of Contracts	Notional Value ($)	Description	Value ($)
		PURCHASED FUTURES OPTIONS — 0.0%
		Put Options — 0.0%
3,550	16,932,896	S&P 500 E-mini Futures with Chicago Mercantile Exchange, Strike Price $4,000.00, Expires 02/16/24	10,472
166,000	18,739,740	U.S. Treasury Note 10-Year with Chicago Mercantile Exchange, Strike Price $111.00, Expires 01/26/24	41,500
339,000	36,873,030	U.S. Treasury Note 5-Year with Chicago Mercantile Exchange, Strike Price $105.00, Expires 01/26/24	5,297
			57,269
		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $264,130)	57,269
		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $429,684)	280,606

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.1%
	Mutual Fund - Securities Lending Collateral — 2.1%
33,337,426	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(p)(q)	33,337,426
	U.S. Government and Agency Obligation — 1.9%
30,000,000	U.S. Treasury Bills, 5.32%, due 02/29/24(d)	29,745,561

Sovereign Debt Obligations — 0.1%
13,081,000	UYU	Uruguay Monetary Regulation Bills, 10.39%, due 05/17/24(g)	323,765
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
57,300,000	UYU	Uruguay Monetary Regulation Bills, 9.44%, due 08/09/24(g)	1,385,166
			1,708,931
		TOTAL SHORT-TERM INVESTMENTS (COST $64,854,847)	64,791,918
		TOTAL INVESTMENTS — 97.0% (Cost $1,538,910,041)	1,537,523,445
		Other Assets and Liabilities (net)(r) — 3.0%	48,025,585
		NET ASSETS — 100.0%	$1,585,549,030

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2023.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(f)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $1,645,523 which represents 0.1% of net assets.  The aggregate tax cost of these securities held at December 31, 2023 was $2,227,585.

(g)	Interest rate presented is yield to maturity.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(i)	Security is currently in default.
(j)	All or a portion of this security is out on loan.
(k)	Security is perpetual and has no stated maturity date.
(l)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(m)	Year of maturity is greater than 2100.
(n)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(o)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $2,577,303 which represents 0.2% of net assets. The aggregate cost of these securities held at December 31, 2023 was $8,413,179.

(p)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(q)	Represents an investment of securities lending cash collateral.
(r)	As of December 31, 2023, the value of unfunded loan commitments was $617,865 for the Fund. See Notes to the Schedule of Investments.

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $479,647,754 which represents 30.3% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	148,300	USD	101,433	01/18/24	Barclays Bank PLC	$(191)
AUD	556,700	USD	378,742	01/18/24	Barclays Bank PLC	1,307
AUD	15,104,351	USD	9,611,913	01/19/24	BNP Paribas S.A.	699,889
AUD	719,600	USD	473,554	01/18/24	HSBC Bank PLC	17,704
AUD	2,193,056	USD	1,414,663	01/18/24	JPMorgan Chase Bank N.A.	82,497
AUD	1,089,831	USD	694,238	01/18/24	State Street Bank London	49,770
AUD	716,700	USD	470,669	01/18/24	Toronto Dominion Bank	18,609
BRL	16,209,503	USD	3,348,171	01/03/24	Bank of America, N.A.	(11,235)
BRL	10,791,003	USD	2,204,157	02/02/24	Bank of America, N.A.	13,708
BRL	10,780,000	USD	2,170,005	03/04/24	Barclays Bank PLC	35,824
BRL	4,590,000	USD	924,118	01/19/24	Goldman Sachs & Co.	19,768
BRL	20,203,675	USD	4,111,839	01/03/24	Goldman Sachs International	47,349
BRL	4,213,500	USD	866,298	02/02/24	Goldman Sachs International	(301)
BRL	1,670,000	USD	342,781	03/04/24	Goldman Sachs International	(1,062)
BRL	1,834,300	USD	372,942	01/03/24	HSBC Bank PLC	4,673
BRL	3,288,600	USD	664,399	01/03/24	JPMorgan Chase Bank N.A.	12,602
BRL	8,789,400	USD	1,815,504	01/03/24	JPMorgan Chase Bank N.A.	(6,093)
BRL	6,870,000	USD	1,400,098	01/19/24	JPMorgan Chase Bank N.A.	12,646
BRL	14,989,500	USD	3,039,557	02/20/24	JPMorgan Chase Bank N.A.	33,761
BRL	5,283,000	USD	1,086,389	02/20/24	JPMorgan Chase Bank N.A.	(3,208)
BRL	327,672	USD	67,683	01/03/24	Morgan Stanley and Co. International PLC	(227)
BRL	4,783,000	USD	959,671	01/18/24	Morgan Stanley Capital Services, Inc.	23,941
BRL	405,758	USD	79,248	01/19/24	Morgan Stanley Capital Services, Inc.	4,192
BRL	14,580,000	USD	2,924,774	03/04/24	Standard Chartered Bank	58,621
CAD	8,638,867	USD	6,338,708	01/19/24	Bank of America, N.A.	214,482
CAD	2,637,299	USD	1,917,528	01/18/24	HSBC Bank PLC	83,021
CAD	784,200	USD	577,811	01/18/24	JPMorgan Chase Bank N.A.	17,052
CAD	338,300	USD	246,806	01/18/24	Morgan Stanley and Co. International PLC	9,815
CAD	940,000	USD	688,036	01/19/24	Morgan Stanley Capital Services, Inc.	25,020
CAD	1,595,500	USD	1,177,826	01/18/24	Toronto Dominion Bank	32,456
CHF	619,900	USD	702,159	01/18/24	Toronto Dominion Bank	35,443
CLP	154,995,800	USD	177,892	01/18/24	Bank of America, N.A.	(530)
CLP	284,596,746	USD	324,575	01/18/24	Barclays Bank PLC	1,090
CLP	39,456,166	USD	45,407	01/18/24	Barclays Bank PLC	(257)
CLP	121,020,000	USD	138,198	03/20/24	Barclays Bank PLC	(164)
CLP	683,169,100	USD	740,988	01/18/24	Citibank N.A.	40,764
CLP	449,413,234	USD	516,721	01/18/24	Citibank N.A.	(2,457)
CLP	213,077,505	USD	241,815	03/20/24	Citibank N.A.	1,219
CLP	123,210,000	USD	138,365	03/20/24	Goldman Sachs International	2,167
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CLP	1,197,935,183	USD	1,350,375	01/18/24	JPMorgan Chase Bank N.A.	$20,425
CLP	390,982,100	USD	437,022	02/12/24	JPMorgan Chase Bank N.A.	9,717
CLP	34,050,000	USD	38,432	02/20/24	JPMorgan Chase Bank N.A.	463
CLP	3,833,138,298	USD	4,157,417	01/18/24	Morgan Stanley and Co. International PLC	228,852
CLP	895,839,000	USD	1,020,434	01/18/24	Morgan Stanley Capital Services, Inc.	4,677
CNH	2,587,940	USD	360,374	01/18/24	Deutsche Bank AG	3,442
CNH	2,636,900	USD	370,012	01/18/24	HSBC Bank PLC	687
CNH	55,730,200	USD	7,861,504	03/04/24	JPMorgan Chase Bank N.A.	(2,439)
CNH	3,319,200	USD	467,975	03/12/24	JPMorgan Chase Bank N.A.	369
CNH	534,000	USD	75,447	03/12/24	JPMorgan Chase Bank N.A.	(99)
CNH	25,510,000	USD	3,587,380	03/20/24	Standard Chartered Bank	14,195
CNH	57,557,523	USD	7,934,348	01/18/24	The BNY Mellon	157,160
CNH	2,994,800	USD	422,175	01/18/24	The BNY Mellon	(1,162)
CNH	4,110,000	USD	571,618	01/18/24	Toronto Dominion Bank	6,171
CNY	350,000	USD	49,079	01/18/24	State Street Bank London	344
COP	5,219,747,005	USD	1,290,602	01/18/24	Barclays Bank PLC	52,732
COP	2,813,010,000	USD	685,441	01/18/24	Citibank N.A.	38,504
COP	1,161,956,634	USD	288,965	03/20/24	Citibank N.A.	6,403
COP	611,240,000	USD	157,226	03/20/24	Citibank N.A.	(1,849)
COP	4,158,068,100	USD	1,013,469	01/18/24	Goldman Sachs International	56,636
COP	8,841,766,352	USD	2,165,622	01/18/24	JPMorgan Chase Bank N.A.	109,863
COP	1,769,388,000	USD	436,240	01/26/24	JPMorgan Chase Bank N.A.	18,377
COP	3,474,216,000	USD	903,271	01/26/24	JPMorgan Chase Bank N.A.	(10,626)
COP	3,937,287,000	USD	976,001	01/18/24	Morgan Stanley Capital Services, Inc.	37,284
COP	676,010,000	USD	167,115	01/18/24	UBS AG	6,860
CZK	11,650,000	USD	516,331	01/18/24	Citibank N.A.	4,685
CZK	9,700,000	USD	427,561	03/20/24	Citibank N.A.	5,569
CZK	12,385,700	USD	557,018	01/18/24	Goldman Sachs International	(3,099)
CZK	10,780,000	USD	479,867	03/20/24	Goldman Sachs International	1,488
CZK	9,790,000	USD	438,932	03/20/24	Goldman Sachs International	(1,784)
CZK	98,986,945	USD	4,300,467	01/18/24	JPMorgan Chase Bank N.A.	126,472
CZK	33,998,600	USD	1,525,358	01/18/24	Morgan Stanley and Co. International PLC	(4,857)
CZK	21,424,360	USD	951,595	01/18/24	Morgan Stanley and Co. International PLC	6,554
CZK	930,000	USD	41,458	01/18/24	Natwest Markets PLC	134
CZK	8,003,173	USD	354,840	01/18/24	State Street Bank London	3,081
CZK	16,447,900	USD	726,512	01/18/24	UBS AG	9,078
EGP	14,800,000	USD	392,573	01/31/24	Morgan Stanley and Co. International PLC	18,647
EUR	2,429,000	USD	2,694,490	01/02/24	Bank of America, N.A.	(11,295)
EUR	570,000	USD	633,065	01/02/24	Barclays Bank PLC	(3,414)
EUR	266,000	USD	294,063	01/03/24	Barclays Bank PLC	(226)
EUR	80,000	USD	88,680	01/02/24	Goldman Sachs & Co.	(308)
EUR	1,592,500	USD	1,741,243	01/18/24	HSBC Bank PLC	18,937
EUR	1,015,000	USD	1,127,655	01/02/24	HSBC Bank USA, N.A.	(6,435)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	823,900	USD	890,660	01/18/24	JPMorgan Chase Bank N.A.	$19,991
EUR	1,644,700	USD	1,790,276	01/18/24	Morgan Stanley and Co. International PLC	27,599
EUR	860,000	USD	955,202	01/02/24	Morgan Stanley Capital Services, Inc.	(5,203)
EUR	79,240	USD	85,598	01/18/24	Toronto Dominion Bank	1,985
GBP	376,400	USD	473,594	01/18/24	Barclays Bank PLC	6,280
GBP	1,337,495	USD	1,630,854	01/19/24	BNP Paribas S.A.	74,332
GBP	938,100	USD	1,177,318	01/18/24	HSBC Bank PLC	18,669
GBP	98,300	USD	125,536	01/18/24	HSBC Bank PLC	(213)
GBP	2,188,119	USD	2,677,748	01/18/24	Morgan Stanley and Co. International PLC	111,893
GBP	783,233	USD	968,156	01/18/24	Toronto Dominion Bank	30,391
GHS	4,730,000	USD	375,397	03/20/24	Standard Chartered Bank	1,569
HUF	159,388,200	USD	459,951	01/18/24	Bank of America, N.A.	(260)
HUF	380,031,400	USD	1,083,665	01/18/24	Bank of America, N.A.	12,382
HUF	91,700,000	USD	262,506	01/18/24	Barclays Bank PLC	1,966
HUF	180,656,800	USD	522,668	01/18/24	Barclays Bank PLC	(1,637)
HUF	1,064,234,025	USD	3,016,121	03/20/24	Citibank N.A.	33,445
HUF	54,140,000	USD	151,972	03/20/24	Goldman Sachs International	3,167
HUF	161,500,000	USD	465,041	03/20/24	Goldman Sachs International	(2,262)
HUF	998,947,538	USD	2,801,517	01/18/24	HSBC Bank PLC	79,544
HUF	429,430,700	USD	1,146,234	01/16/24	JPMorgan Chase Bank N.A.	92,620
HUF	620,240,286	USD	1,759,215	01/18/24	JPMorgan Chase Bank N.A.	29,618
HUF	1,169,342,100	USD	3,203,774	02/12/24	JPMorgan Chase Bank N.A.	158,249
HUF	338,128,700	USD	943,994	02/20/24	JPMorgan Chase Bank N.A.	27,410
HUF	206,235,000	USD	595,458	02/20/24	JPMorgan Chase Bank N.A.	(2,969)
HUF	520,854,100	USD	1,476,047	01/18/24	Morgan Stanley and Co. International PLC	26,147
HUF	18,750,000	USD	53,678	01/18/24	Natwest Markets PLC	399
HUF	23,105,975	USD	65,693	03/20/24	Standard Chartered Bank	517
HUF	63,557,684	USD	177,695	01/18/24	State Street Bank London	5,612
HUF	107,240,000	USD	302,054	01/18/24	UBS AG	7,237
IDR	6,308,177,571	USD	406,042	01/18/24	Bank of America, N.A.	3,140
IDR	44,302,992,609	USD	2,825,791	01/18/24	Deutsche Bank AG	47,936
IDR	8,716,251,429	USD	557,821	01/18/24	HSBC Bank PLC	7,561
IDR	22,292,512,834	USD	1,428,522	01/18/24	JPMorgan Chase Bank N.A.	17,489
IDR	16,126,470,500	USD	1,046,205	01/18/24	JPMorgan Chase Bank N.A.	(156)
IDR	8,316,394,000	USD	538,390	02/06/24	JPMorgan Chase Bank N.A.	1,566
IDR	8,887,100,000	USD	572,460	03/20/24	Merrill Lynch International	4,233
IDR	12,073,419,400	USD	775,205	01/18/24	Morgan Stanley and Co. International PLC	7,941
IDR	15,440,920,000	USD	991,010	01/18/24	Morgan Stanley Capital Services, Inc.	11,700
IDR	2,193,565,191	USD	142,310	01/19/24	Morgan Stanley Capital Services, Inc.	136
IDR	15,351,607,206	USD	987,559	03/20/24	Standard Chartered Bank	8,624
ILS	5,196,600	USD	1,344,730	01/18/24	HSBC Bank PLC	98,762
INR	43,559,500	USD	522,127	01/18/24	Barclays Bank PLC	975
INR	177,374,800	USD	2,124,239	01/18/24	Deutsche Bank AG	5,840
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
INR	11,520,900	USD	138,456	01/18/24	Deutsche Bank AG	$(102)
INR	17,200,000	USD	205,710	03/20/24	Goldman Sachs International	434
INR	40,045,200	USD	479,543	01/18/24	JPMorgan Chase Bank N.A.	1,356
INR	12,659,900	USD	152,157	01/18/24	JPMorgan Chase Bank N.A.	(125)
INR	49,823,200	USD	596,614	02/09/24	JPMorgan Chase Bank N.A.	1,423
INR	2,283,000	USD	27,413	02/09/24	JPMorgan Chase Bank N.A.	(10)
INR	33,780,000	USD	405,050	03/20/24	Merrill Lynch International	(193)
INR	127,694,314	USD	1,529,695	01/18/24	Morgan Stanley and Co. International PLC	3,776
INR	81,981,000	USD	982,161	01/18/24	Morgan Stanley Capital Services, Inc.	2,551
INR	410,230,000	USD	4,905,238	03/20/24	Standard Chartered Bank	11,410
JPY	508,960,993	USD	3,403,050	01/18/24	HSBC Bank PLC	214,493
JPY	16,087,200	USD	111,564	01/18/24	Morgan Stanley and Co. International PLC	2,779
JPY	688,957,021	USD	4,676,408	01/19/24	Morgan Stanley Capital Services, Inc.	221,258
JPY	23,484,400	USD	156,673	01/18/24	UBS AG	10,247
KRW	10,166,700,000	USD	7,790,421	03/20/24	Barclays Bank PLC	138,974
KRW	1,933,488,917	USD	1,477,480	03/20/24	Citibank N.A.	30,522
KRW	1,307,436,000	USD	1,001,253	01/18/24	Deutsche Bank AG	14,814
KRW	929,481,083	USD	711,233	03/20/24	Goldman Sachs International	13,704
KRW	10,754,492,700	USD	8,273,613	02/20/24	JPMorgan Chase Bank N.A.	99,914
KRW	176,100,000	USD	134,669	03/20/24	Merrill Lynch International	2,678
KRW	1,001,970,000	USD	782,111	03/20/24	Standard Chartered Bank	(636)
KZT	675,230,000	USD	1,443,416	03/20/24	Citibank N.A.	11,672
KZT	179,000,000	USD	362,532	01/22/24	Goldman Sachs International	28,022
KZT	175,095,300	USD	347,067	02/29/24	JPMorgan Chase Bank N.A.	31,477
KZT	174,700,000	USD	374,370	03/26/24	JPMorgan Chase Bank N.A.	1,024
MXN	8,104,760	USD	468,884	01/18/24	Bank of America, N.A.	8,573
MXN	17,751,000	USD	1,027,021	01/18/24	Barclays Bank PLC	18,704
MXN	24,000,000	USD	1,386,777	03/20/24	Barclays Bank PLC	12,875
MXN	5,280,700	USD	301,300	01/18/24	Citibank N.A.	9,790
MXN	4,150,000	USD	235,376	03/20/24	Citibank N.A.	6,647
MXN	1,090,000	USD	62,729	01/18/24	Deutsche Bank AG	1,484
MXN	17,109,000	USD	984,028	01/18/24	Goldman Sachs & Co.	23,876
MXN	55,358,663	USD	3,035,110	01/19/24	Goldman Sachs & Co.	225,584
MXN	7,028,170	USD	401,507	01/18/24	Goldman Sachs International	12,527
MXN	129,190,000	USD	7,356,686	03/20/24	Goldman Sachs International	177,524
MXN	12,990,000	USD	760,572	03/20/24	Goldman Sachs International	(3,010)
MXN	5,970,000	USD	340,057	01/18/24	HSBC Bank PLC	11,640
MXN	9,836,500	USD	580,698	01/18/24	HSBC Bank PLC	(1,223)
MXN	21,401,200	USD	1,265,153	01/03/24	JPMorgan Chase Bank N.A.	(1,390)
MXN	23,633,340	USD	1,354,884	01/18/24	JPMorgan Chase Bank N.A.	37,374
MXN	153,110,000	USD	8,536,415	01/19/24	JPMorgan Chase Bank N.A.	481,955
MXN	9,257,000	USD	523,146	03/11/24	JPMorgan Chase Bank N.A.	17,498
MXN	16,622,000	USD	974,822	03/11/24	JPMorgan Chase Bank N.A.	(4,035)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
MXN	4,226,800	USD	243,974	01/18/24	Morgan Stanley and Co. International PLC	$5,030
MXN	13,490,000	USD	777,912	01/19/24	Morgan Stanley Capital Services, Inc.	16,666
MXN	14,876,800	USD	844,168	01/18/24	State Street Bank London	32,235
MXN	12,698,400	USD	710,307	01/18/24	The BNY Mellon	37,765
MYR	2,622,700	USD	572,967	01/18/24	Barclays Bank PLC	(609)
MYR	14,206,760	USD	3,035,626	01/18/24	Goldman Sachs International	64,751
MYR	9,524,494	USD	2,052,121	01/18/24	Morgan Stanley and Co. International PLC	26,433
MYR	4,642,000	USD	994,217	01/18/24	Morgan Stanley Capital Services, Inc.	17,011
MYR	480,000	USD	103,844	03/20/24	Standard Chartered Bank	1,146
NOK	12,854,500	USD	1,165,320	01/18/24	Goldman Sachs International	100,900
NOK	5,185,500	USD	476,411	01/18/24	Morgan Stanley and Co. International PLC	34,382
NOK	20,672,624	USD	1,919,899	01/19/24	Morgan Stanley Capital Services, Inc.	116,489
NOK	3,130,500	USD	308,323	01/18/24	Natwest Markets PLC	44
NOK	583,300	USD	57,608	01/18/24	The BNY Mellon	(150)
NZD	1,633,100	USD	965,329	01/18/24	HSBC Bank PLC	68,726
NZD	17,941	USD	10,813	01/19/24	JPMorgan Chase Bank N.A.	547
NZD	1,145,000	USD	674,367	01/18/24	Morgan Stanley and Co. International PLC	50,629
NZD	773,000	USD	461,091	01/18/24	Natwest Markets PLC	28,361
NZD	70,900	USD	44,925	01/18/24	Toronto Dominion Bank	(32)
PEN	826,100	USD	218,585	01/18/24	Deutsche Bank AG	4,426
PEN	3,002,500	USD	798,007	01/16/24	JPMorgan Chase Bank N.A.	12,582
PEN	3,922,920	USD	1,025,010	01/18/24	JPMorgan Chase Bank N.A.	34,007
PEN	283,000	USD	75,238	01/24/24	JPMorgan Chase Bank N.A.	1,147
PEN	560,000	USD	151,417	01/24/24	JPMorgan Chase Bank N.A.	(266)
PEN	1,412,200	USD	380,239	01/18/24	Morgan Stanley and Co. International PLC	994
PHP	25,030,000	USD	452,393	03/20/24	Barclays Bank PLC	(476)
PHP	32,145,000	USD	580,339	01/18/24	Deutsche Bank AG	(194)
PHP	19,003,400	USD	343,685	01/18/24	Goldman Sachs International	(717)
PHP	190,819,300	USD	3,364,530	01/16/24	JPMorgan Chase Bank N.A.	81,309
PHP	12,975,500	USD	234,020	01/18/24	JPMorgan Chase Bank N.A.	158
PHP	106,103,200	USD	1,866,831	02/05/24	JPMorgan Chase Bank N.A.	48,995
PHP	79,606,700	USD	1,426,950	02/20/24	JPMorgan Chase Bank N.A.	10,413
PHP	25,631,200	USD	463,747	03/04/24	JPMorgan Chase Bank N.A.	(965)
PHP	16,312,000	USD	294,430	03/04/24	JPMorgan Chase Bank N.A.	90
PHP	44,430,000	USD	802,957	03/20/24	Merrill Lynch International	(773)
PHP	500,230,001	USD	9,052,274	03/20/24	Standard Chartered Bank	(20,624)
PLN	3,315,400	USD	849,326	01/18/24	Barclays Bank PLC	(6,358)
PLN	9,470,000	USD	2,352,081	03/20/24	Barclays Bank PLC	53,703
PLN	6,782,700	USD	1,698,681	01/18/24	Citibank N.A.	25,877
PLN	1,020,000	USD	253,422	03/20/24	Citibank N.A.	5,702
PLN	1,283,000	USD	318,355	01/18/24	Deutsche Bank AG	7,858
PLN	1,720,000	USD	440,764	03/20/24	Goldman Sachs International	(3,811)
PLN	1,619,400	USD	402,440	01/18/24	HSBC Bank PLC	9,305
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PLN	1,596,100	USD	397,849	01/18/24	JPMorgan Chase Bank N.A.	$7,972
PLN	278,000	USD	69,125	02/12/24	JPMorgan Chase Bank N.A.	1,535
PLN	543,000	USD	139,253	02/12/24	JPMorgan Chase Bank N.A.	(1,238)
PLN	14,913,149	USD	3,602,124	01/18/24	Morgan Stanley and Co. International PLC	189,667
PLN	5,340,096	USD	1,331,081	01/18/24	State Street Bank London	26,684
PLN	1,430,900	USD	357,314	01/18/24	The BNY Mellon	6,505
RON	3,279,700	USD	703,270	01/18/24	Barclays Bank PLC	24,857
RON	3,257,600	USD	710,180	01/18/24	Deutsche Bank AG	13,041
RON	2,614,495	USD	570,892	01/18/24	Goldman Sachs International	9,553
RON	1,295,500	USD	277,985	01/18/24	HSBC Bank PLC	9,630
RON	9,156,200	USD	2,008,234	03/04/24	JPMorgan Chase Bank N.A.	22,990
RON	420,000	USD	93,786	03/04/24	JPMorgan Chase Bank N.A.	(613)
SGD	15,560,000	USD	11,663,179	03/20/24	Citibank N.A.	174,510
SGD	1,020,000	USD	777,653	03/20/24	Goldman Sachs International	(1,661)
THB	16,819,400	USD	493,196	01/18/24	Barclays Bank PLC	202
THB	25,252,413	USD	715,163	01/18/24	Goldman Sachs International	25,616
THB	629,373,300	USD	17,620,293	01/18/24	HSBC Bank PLC	842,378
THB	35,177,000	USD	1,008,515	01/18/24	HSBC Bank USA, N.A.	23,403
THB	26,295,600	USD	736,386	01/18/24	JPMorgan Chase Bank N.A.	34,996
THB	127,669,000	USD	3,574,672	02/12/24	JPMorgan Chase Bank N.A.	178,815
TRY	6,790,000	USD	214,253	03/20/24	Citibank N.A.	(361)
TRY	47,859,998	USD	1,520,572	03/20/24	Goldman Sachs International	(12,929)
TWD	37,393,667	USD	1,192,645	01/18/24	Morgan Stanley and Co. International PLC	35,385
USD	1,291,227	AUD	1,945,800	01/18/24	Bank of America, N.A.	(37,135)
USD	2,116,386	AUD	3,090,000	01/19/24	BNP Paribas S.A.	6,831
USD	223,488	AUD	339,800	01/18/24	JPMorgan Chase Bank N.A.	(8,487)
USD	727,333	AUD	1,095,600	01/18/24	Morgan Stanley and Co. International PLC	(20,613)
USD	831,326	AUD	1,220,000	01/19/24	Morgan Stanley Capital Services, Inc.	(1,573)
USD	401,206	AUD	590,300	01/18/24	Toronto Dominion Bank	(1,781)
USD	3,319,351	BRL	16,209,503	01/03/24	Bank of America, N.A.	(17,585)
USD	12,040,797	BRL	59,543,029	03/04/24	Citibank N.A.	(143,041)
USD	2,500,406	BRL	12,327,000	01/18/24	Deutsche Bank AG	(34,610)
USD	4,173,193	BRL	20,203,675	01/03/24	Goldman Sachs International	14,003
USD	5,625,649	BRL	27,757,516	03/04/24	Goldman Sachs International	(54,161)
USD	378,886	BRL	1,834,300	01/03/24	HSBC Bank PLC	1,271
USD	1,801,653	BRL	8,789,400	01/03/24	JPMorgan Chase Bank N.A.	(7,759)
USD	679,280	BRL	3,288,600	01/03/24	JPMorgan Chase Bank N.A.	2,279
USD	373,655	BRL	1,822,000	02/02/24	JPMorgan Chase Bank N.A.	(819)
USD	841,872	BRL	4,090,000	02/02/24	JPMorgan Chase Bank N.A.	1,258
USD	933,023	BRL	4,602,700	02/20/24	JPMorgan Chase Bank N.A.	(10,675)
USD	66,317	BRL	327,672	01/03/24	Morgan Stanley and Co. International PLC	(1,139)
USD	972,253	BRL	4,783,000	01/18/24	Morgan Stanley Capital Services, Inc.	(11,358)
USD	3,265,480	CAD	4,464,822	01/19/24	BNP Paribas S.A.	(121,401)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,277,294	CAD	1,750,000	01/19/24	Citibank N.A.	$(50,204)
USD	295,977	CAD	392,800	01/18/24	HSBC Bank PLC	(1,986)
USD	991,671	CAD	1,326,500	01/18/24	JPMorgan Chase Bank N.A.	(14,559)
USD	2,512,812	CAD	3,450,000	01/19/24	JPMorgan Chase Bank N.A.	(104,256)
USD	2,549,278	CAD	3,431,025	01/18/24	Morgan Stanley and Co. International PLC	(53,362)
USD	462,981	CAD	620,000	01/18/24	State Street Bank London	(7,326)
USD	1,790,073	CHF	1,603,625	01/18/24	Deutsche Bank AG	(118,036)
USD	2,788,182	CHF	2,330,000	01/19/24	Goldman Sachs & Co.	15,493
USD	65,246	CHF	55,700	01/18/24	HSBC Bank PLC	(1,030)
USD	1,022,542	CHF	900,700	01/18/24	JPMorgan Chase Bank N.A.	(49,175)
USD	692,315	CHF	607,149	01/18/24	Morgan Stanley and Co. International PLC	(30,114)
USD	725,869	CHF	637,700	01/18/24	State Street Bank London	(32,913)
USD	193,335	CHF	161,500	01/18/24	State Street Bank London	1,171
USD	750,883	CHF	655,237	01/18/24	The BNY Mellon	(28,765)
USD	374,068	CLP	328,180,900	01/18/24	Barclays Bank PLC	(1,470)
USD	468,278	CLP	416,233,800	01/18/24	Citibank N.A.	(8,019)
USD	324,766	CLP	281,611,300	01/18/24	Citibank N.A.	2,518
USD	649,380	CLP	575,026,398	03/20/24	Citibank N.A.	(6,487)
USD	183,988	CLP	161,249,144	03/20/24	Citibank N.A.	70
USD	608,598	CLP	545,656,600	01/18/24	JPMorgan Chase Bank N.A.	(15,798)
USD	785,192	CLP	681,497,200	01/18/24	JPMorgan Chase Bank N.A.	5,353
USD	1,627,389	CLP	1,478,238,400	02/20/24	JPMorgan Chase Bank N.A.	(61,186)
USD	538,784	CLP	474,832,879	01/18/24	Morgan Stanley and Co. International PLC	(4,568)
USD	962,449	CLP	832,325,700	01/18/24	Morgan Stanley and Co. International PLC	10,017
USD	1,025,457	CLP	895,839,000	01/18/24	Morgan Stanley Capital Services, Inc.	346
USD	2,418,543	CLP	2,113,444,000	01/19/24	Morgan Stanley Capital Services, Inc.	291
USD	556,444	CNH	4,020,000	01/18/24	HSBC Bank PLC	(8,693)
USD	166,320	CNH	1,180,000	01/18/24	HSBC Bank PLC	434
USD	2,722,248	CNH	19,337,100	01/18/24	JPMorgan Chase Bank N.A.	3,814
USD	423,198	CNH	3,023,377	01/18/24	JPMorgan Chase Bank N.A.	(1,832)
USD	2,019,155	CNH	14,370,000	01/19/24	JPMorgan Chase Bank N.A.	(1,125)
USD	6,698,227	CNH	47,420,100	03/11/24	JPMorgan Chase Bank N.A.	7,672
USD	2,435,092	COP	9,806,574,271	01/18/24	Barclays Bank PLC	(88,689)
USD	438,894	COP	1,748,477,500	01/18/24	Citibank N.A.	(11,088)
USD	2,834,976	COP	11,390,932,856	03/20/24	Citibank N.A.	(60,582)
USD	7,818,762	COP	31,963,879,095	01/18/24	Goldman Sachs International	(407,341)
USD	533,931	COP	2,050,790,000	01/18/24	HSBC Bank PLC	6,147
USD	1,785,088	COP	7,324,891,645	01/18/24	JPMorgan Chase Bank N.A.	(100,018)
USD	1,850,312	COP	7,587,808,500	01/26/24	JPMorgan Chase Bank N.A.	(99,255)
USD	246,935	COP	945,268,600	01/18/24	Morgan Stanley and Co. International PLC	3,665
USD	981,622	COP	3,937,287,000	01/18/24	Morgan Stanley Capital Services, Inc.	(31,663)
USD	2,536,679	COP	10,177,156,000	01/19/24	Morgan Stanley Capital Services, Inc.	(81,938)
USD	171,682	CZK	3,850,000	03/20/24	Barclays Bank PLC	(230)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,658,907	CZK	37,720,000	03/20/24	Citibank N.A.	$(25,386)
USD	655,846	CZK	14,620,000	03/20/24	Citibank N.A.	3,026
USD	393,166	CZK	8,788,973	01/18/24	Goldman Sachs International	101
USD	204,471	CZK	4,627,194	01/18/24	Goldman Sachs International	(2,469)
USD	1,319,120	CZK	29,770,360	01/18/24	Morgan Stanley and Co. International PLC	(12,283)
USD	378,820	CZK	8,400,000	01/18/24	Morgan Stanley and Co. International PLC	3,152
USD	324,096	CZK	7,220,000	01/18/24	State Street Bank London	1,200
USD	781,304	CZK	17,405,900	01/18/24	Toronto Dominion Bank	2,870
USD	235,422	CZK	5,262,500	01/18/24	UBS AG	70
USD	463,097	EGP	16,000,000	02/14/24	Bank of America, N.A.	53,032
USD	879,414	EGP	31,000,000	01/31/24	Goldman Sachs International	18,075
USD	419,444	EGP	15,100,000	02/07/24	Goldman Sachs International	15,343
USD	2,651,610	EUR	2,429,000	01/02/24	Bank of America, N.A.	(31,585)
USD	932,799	EUR	860,000	01/08/24	Bank of America, N.A.	(17,382)
USD	287,147	EUR	266,000	01/11/24	Bank of America, N.A.	(6,780)
USD	761,224	EUR	705,000	01/17/24	Bank of America, N.A.	(17,977)
USD	1,028,748	EUR	940,000	01/18/24	Bank of America, N.A.	(10,227)
USD	1,361,334	EUR	1,240,000	01/23/24	Bank of America, N.A.	(9,498)
USD	1,320,171	EUR	1,199,000	01/29/24	Bank of America, N.A.	(5,648)
USD	2,697,623	EUR	2,429,000	02/02/24	Bank of America, N.A.	11,285
USD	626,692	EUR	570,000	01/02/24	Barclays Bank PLC	(2,959)
USD	292,736	EUR	266,000	01/03/24	Barclays Bank PLC	(1,101)
USD	1,179,684	EUR	1,096,000	01/16/24	Barclays Bank PLC	(31,622)
USD	297,285	EUR	270,000	01/29/24	Barclays Bank PLC	(1,273)
USD	633,831	EUR	570,000	02/02/24	Barclays Bank PLC	3,443
USD	294,441	EUR	266,000	02/05/24	Barclays Bank PLC	225
USD	5,391,268	EUR	5,031,942	01/19/24	BNP Paribas S.A.	(170,720)
USD	886,535	EUR	800,000	01/31/24	BNP Paribas S.A.	1,849
USD	2,604,907	EUR	2,349,000	01/31/24	Citibank N.A.	7,249
USD	576,438	EUR	520,000	01/31/24	Commonwealth Bank of Australia	1,393
USD	751,381	EUR	678,900	01/18/24	Deutsche Bank AG	998
USD	1,258,728	EUR	1,140,000	01/30/24	Deutsche Bank AG	(1,900)
USD	87,884	EUR	80,000	01/02/24	Goldman Sachs & Co.	(488)
USD	10,269,071	EUR	9,339,000	01/18/24	Goldman Sachs & Co.	(53,260)
USD	88,787	EUR	80,000	02/02/24	Goldman Sachs & Co.	311
USD	783,750	EUR	711,100	01/18/24	HSBC Bank PLC	(2,224)
USD	1,115,840	EUR	1,015,000	01/02/24	HSBC Bank USA, N.A.	(5,380)
USD	995,911	EUR	904,000	01/29/24	HSBC Bank USA, N.A.	(3,706)
USD	1,329,682	EUR	1,200,000	01/31/24	HSBC Bank USA, N.A.	2,653
USD	1,129,024	EUR	1,015,000	02/02/24	HSBC Bank USA, N.A.	6,491
USD	5,082,013	EUR	4,639,377	01/18/24	JPMorgan Chase Bank N.A.	(45,857)
USD	720,231	EUR	647,400	01/18/24	JPMorgan Chase Bank N.A.	4,664
USD	1,295,461	EUR	1,210,090	01/18/24	Morgan Stanley and Co. International PLC	(42,043)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	944,680	EUR	860,000	01/02/24	Morgan Stanley Capital Services, Inc.	$(5,319)
USD	122,985	EUR	114,000	01/11/24	Morgan Stanley Capital Services, Inc.	(2,984)
USD	908,105	EUR	825,000	01/18/24	Morgan Stanley Capital Services, Inc.	(3,762)
USD	1,335,600	EUR	1,204,000	01/31/24	Morgan Stanley Capital Services, Inc.	4,148
USD	956,354	EUR	860,000	02/02/24	Morgan Stanley Capital Services, Inc.	5,242
USD	936,214	EUR	850,000	01/29/24	Standard Chartered Bank	(3,691)
USD	85,335	EUR	77,000	01/31/24	Standard Chartered Bank	184
USD	2,114,599	EUR	1,950,000	01/08/24	State Street Bank London	(39,881)
USD	76,401	EUR	70,000	01/18/24	State Street Bank London	(970)
USD	666,139	EUR	605,000	01/29/24	UBS AG	(2,851)
USD	410,907	EUR	372,000	01/30/24	UBS AG	(456)
USD	1,663,019	EUR	1,500,000	01/31/24	UBS AG	4,233
USD	760,326	GBP	600,000	01/29/24	Bank of America, N.A.	(4,662)
USD	9,647,333	GBP	7,858,756	01/19/24	BNP Paribas S.A.	(371,879)
USD	710,069	GBP	560,000	01/29/24	BNP Paribas S.A.	(3,920)
USD	215,417	GBP	172,000	01/18/24	Goldman Sachs International	(3,866)
USD	972,055	GBP	770,800	01/18/24	HSBC Bank PLC	(10,641)
USD	270,744	GBP	211,900	01/18/24	HSBC Bank PLC	592
USD	2,069,122	GBP	1,652,565	01/18/24	Morgan Stanley and Co. International PLC	(37,740)
USD	609,449	GBP	485,400	01/18/24	The BNY Mellon	(9,389)
USD	370,322	HUF	131,308,900	01/18/24	Bank of America, N.A.	(8,385)
USD	203,149	HUF	71,850,000	03/20/24	Citibank N.A.	(2,737)
USD	184,207	HUF	65,910,000	03/20/24	Goldman Sachs International	(4,658)
USD	1,559,241	HUF	543,737,655	01/18/24	JPMorgan Chase Bank N.A.	(8,951)
USD	243,568	HUF	87,066,000	02/12/24	JPMorgan Chase Bank N.A.	(6,759)
USD	343,897	HUF	119,529,200	02/20/24	JPMorgan Chase Bank N.A.	503
USD	1,090,731	HUF	382,657,054	01/18/24	Morgan Stanley and Co. International PLC	(12,889)
USD	416,248	HUF	143,973,100	01/18/24	Morgan Stanley and Co. International PLC	1,015
USD	387,805	HUF	134,380,000	01/18/24	Natwest Markets PLC	240
USD	512,588	HUF	179,137,000	01/18/24	Toronto Dominion Bank	(4,060)
USD	169,219	HUF	58,390,000	01/18/24	Toronto Dominion Bank	817
USD	74,547	IDR	1,155,520,000	01/18/24	Bank of America, N.A.	(406)
USD	400,331	IDR	6,185,575,872	01/18/24	Barclays Bank PLC	(898)
USD	586,061	IDR	9,108,679,063	03/20/24	Citibank N.A.	(5,011)
USD	3,443,740	IDR	53,379,718,052	01/18/24	Deutsche Bank AG	(21,536)
USD	582,035	IDR	9,018,632,400	01/18/24	HSBC Bank PLC	(2,962)
USD	882,348	IDR	13,634,887,900	01/18/24	JPMorgan Chase Bank N.A.	(2,082)
USD	377,309	IDR	5,812,445,000	01/18/24	JPMorgan Chase Bank N.A.	283
USD	4,272,098	IDR	66,978,750,253	01/19/24	JPMorgan Chase Bank N.A.	(77,361)
USD	6,264,662	IDR	98,546,266,400	01/24/24	JPMorgan Chase Bank N.A.	(134,429)
USD	1,622,443	IDR	25,198,544,200	02/06/24	JPMorgan Chase Bank N.A.	(13,619)
USD	381,929	IDR	5,954,278,336	01/18/24	Morgan Stanley and Co. International PLC	(4,297)
USD	996,510	IDR	15,440,920,000	01/18/24	Morgan Stanley Capital Services, Inc.	(6,200)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,235,009	IDR	19,210,570,000	01/19/24	Morgan Stanley Capital Services, Inc.	$(12,485)
USD	1,394,499	ILS	5,196,600	01/18/24	Citibank N.A.	(48,993)
USD	1,052,344	INR	87,853,914	01/18/24	Citibank N.A.	(2,686)
USD	708,393	INR	58,886,300	01/18/24	JPMorgan Chase Bank N.A.	1,232
USD	983,045	INR	81,981,000	01/18/24	Morgan Stanley Capital Services, Inc.	(1,668)
USD	1,244,860	JPY	183,065,600	01/18/24	Bank of America, N.A.	(56,316)
USD	1,804,762	JPY	265,640,500	01/18/24	Goldman Sachs International	(83,332)
USD	2,813,233	JPY	419,491,900	01/18/24	HSBC Bank PLC	(168,390)
USD	690,621	JPY	101,230,900	01/18/24	JPMorgan Chase Bank N.A.	(28,898)
USD	4,514,339	JPY	664,600,000	01/19/24	Morgan Stanley Capital Services, Inc.	(210,178)
USD	165,193	JPY	23,211,700	01/18/24	State Street Bank London	211
USD	761,978	JPY	107,874,900	01/18/24	Toronto Dominion Bank	(4,765)
USD	1,013,202	KRW	1,307,436,000	01/18/24	Deutsche Bank AG	(2,865)
USD	155,133	KRW	205,016,000	02/20/24	JPMorgan Chase Bank N.A.	(4,494)
USD	389,554	KZT	179,000,000	01/22/24	JPMorgan Chase Bank N.A.	(1,000)
USD	79,660	MXN	1,391,300	01/18/24	Deutsche Bank AG	(2,303)
USD	165,257	MXN	2,802,500	01/18/24	Deutsche Bank AG	159
USD	3,618,809	MXN	62,633,000	01/18/24	Goldman Sachs & Co.	(70,948)
USD	1,322,519	MXN	23,520,000	01/19/24	Goldman Sachs & Co.	(62,838)
USD	841,552	MXN	14,601,100	01/18/24	Goldman Sachs International	(18,610)
USD	199,065	MXN	3,400,000	03/20/24	Goldman Sachs International	781
USD	4,085,568	MXN	73,994,003	01/18/24	HSBC Bank PLC	(273,476)
USD	1,665,113	MXN	28,701,959	01/18/24	JPMorgan Chase Bank N.A.	(25,741)
USD	8,603,461	MXN	152,893,497	01/19/24	JPMorgan Chase Bank N.A.	(402,158)
USD	6,330,458	MXN	110,991,000	03/11/24	JPMorgan Chase Bank N.A.	(151,832)
USD	1,251,283	MXN	21,401,200	03/11/24	JPMorgan Chase Bank N.A.	1,373
USD	2,888,163	MXN	50,810,000	03/20/24	Merrill Lynch International	(75,017)
USD	574,266	MXN	10,070,000	01/18/24	Morgan Stanley and Co. International PLC	(18,966)
USD	2,694,978	MXN	47,260,000	01/19/24	Morgan Stanley Capital Services, Inc.	(88,694)
USD	810,803	MXN	13,942,200	01/18/24	State Street Bank London	(10,543)
USD	428,291	MXN	7,270,000	01/18/24	State Street Bank London	10
USD	962,979	MYR	4,498,048	01/18/24	Morgan Stanley and Co. International PLC	(18,642)
USD	995,496	MYR	4,642,000	01/18/24	Morgan Stanley Capital Services, Inc.	(15,732)
USD	17,067,442	MYR	79,258,083	03/20/24	Standard Chartered Bank	(268,729)
USD	1,895,478	NOK	20,670,000	01/19/24	BNP Paribas S.A.	(140,652)
USD	551,465	NOK	5,800,000	01/18/24	Toronto Dominion Bank	(19,858)
USD	1,457,542	NZD	2,378,900	01/18/24	HSBC Bank PLC	(48,741)
USD	313,874	PEN	1,173,700	01/18/24	Bank of America, N.A.	(2,974)
USD	2,455,515	PEN	9,150,000	03/20/24	Barclays Bank PLC	(9,802)
USD	373,004	PEN	1,390,000	03/20/24	Goldman Sachs International	(1,509)
USD	374,562	PEN	1,390,000	03/20/24	Goldman Sachs International	49
USD	524,498	PEN	1,963,160	01/18/24	JPMorgan Chase Bank N.A.	(5,469)
USD	4,104,684	PEN	15,517,500	01/24/24	JPMorgan Chase Bank N.A.	(83,687)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,998,631	PEN	7,592,000	03/20/24	Merrill Lynch International	$(46,909)
USD	225,061	PEN	835,900	01/18/24	Morgan Stanley and Co. International PLC	(596)
USD	1,115,345	PEN	4,198,000	03/20/24	Standard Chartered Bank	(15,737)
USD	488,928	PHP	27,274,860	01/18/24	Deutsche Bank AG	(3,322)
USD	123,708	PHP	6,928,000	02/05/24	JPMorgan Chase Bank N.A.	(1,386)
USD	727,878	PHP	40,194,900	03/04/24	JPMorgan Chase Bank N.A.	2,142
USD	553,727	PLN	2,160,000	03/20/24	Citibank N.A.	4,995
USD	666,010	PLN	2,705,800	01/18/24	Goldman Sachs International	(21,962)
USD	338,212	PLN	1,321,000	01/18/24	Goldman Sachs International	2,337
USD	330,759	PLN	1,290,000	01/18/24	HSBC Bank PLC	2,766
USD	2,508,411	PLN	9,842,000	01/18/24	HSBC Bank USA, N.A.	6,001
USD	376,719	PLN	1,554,800	01/18/24	JPMorgan Chase Bank N.A.	(18,602)
USD	1,691,374	PLN	7,085,150	02/12/24	JPMorgan Chase Bank N.A.	(109,466)
USD	210,989	PLN	828,600	02/12/24	JPMorgan Chase Bank N.A.	383
USD	274,345	PLN	1,101,700	01/18/24	Morgan Stanley and Co. International PLC	(5,772)
USD	973,149	PLN	3,819,400	01/18/24	Morgan Stanley and Co. International PLC	2,034
USD	360,695	PLN	1,451,746	01/18/24	State Street Bank London	(8,424)
USD	355,783	RON	1,650,200	01/18/24	Barclays Bank PLC	(10,578)
USD	341,715	RON	1,530,000	01/18/24	Citibank N.A.	2,039
USD	1,771,545	RON	8,118,200	01/18/24	Deutsche Bank AG	(30,779)
USD	779,868	RON	3,576,200	01/18/24	Goldman Sachs International	(14,086)
USD	2,102,274	RON	9,570,300	01/18/24	HSBC Bank PLC	(22,431)
USD	2,127,133	RON	9,644,574	01/18/24	Morgan Stanley and Co. International PLC	(14,062)
USD	572,245	THB	19,430,000	03/20/24	Barclays Bank PLC	(790)
USD	941,302	THB	32,964,400	01/18/24	Citibank N.A.	(25,709)
USD	8,465,615	THB	295,497,499	03/20/24	Citibank N.A.	(249,284)
USD	1,412,310	THB	49,194,100	01/18/24	Goldman Sachs International	(30,799)
USD	577,728	THB	20,528,857	03/20/24	Goldman Sachs International	(27,715)
USD	415,086	THB	14,559,800	01/18/24	HSBC Bank PLC	(12,026)
USD	1,010,325	THB	35,177,000	01/18/24	HSBC Bank USA, N.A.	(21,592)
USD	362,841	THB	12,588,500	01/18/24	JPMorgan Chase Bank N.A.	(6,442)
USD	61,864	THB	2,213,000	02/12/24	JPMorgan Chase Bank N.A.	(3,198)
USD	3,285,403	THB	114,897,100	03/11/24	JPMorgan Chase Bank N.A.	(100,630)
USD	369,483	THB	13,074,000	01/18/24	State Street Bank London	(14,043)
USD	233,953	THB	8,066,400	01/18/24	UBS AG	(2,675)
USD	128,108	TRY	4,060,000	03/20/24	Citibank N.A.	212
USD	133,162	TRY	4,210,000	03/20/24	Goldman Sachs International	544
USD	586,769	TWD	18,870,500	01/18/24	Bank of America, N.A.	(32,949)
USD	520,961	TWD	16,219,400	01/18/24	Citibank N.A.	(11,694)
USD	1,327,055	TWD	41,490,146	01/18/24	Goldman Sachs International	(35,506)
USD	1,610,587	TWD	50,014,200	01/18/24	HSBC Bank PLC	(31,910)
USD	537,698	TWD	16,363,000	01/18/24	HSBC Bank PLC	327
USD	495,335	TWD	15,279,600	01/18/24	JPMorgan Chase Bank N.A.	(6,456)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,328,404	UGX	8,959,700,000	03/20/24	Standard Chartered Bank	$(16,872)
USD	547,715	ZAR	10,190,900	01/18/24	Barclays Bank PLC	(8,851)
USD	235,794	ZAR	4,380,000	03/20/24	Barclays Bank PLC	(2,113)
USD	2,730,546	ZAR	52,670,000	03/20/24	Citibank N.A.	(130,315)
USD	2,452,257	ZAR	45,097,000	01/19/24	Goldman Sachs & Co.	(10,466)
USD	987,022	ZAR	18,161,000	01/18/24	HSBC Bank USA, N.A.	(4,824)
USD	278,222	ZAR	5,100,000	01/18/24	JPMorgan Chase Bank N.A.	(310)
USD	367,979	ZAR	6,716,500	01/18/24	JPMorgan Chase Bank N.A.	1,163
USD	614,305	ZAR	11,557,367	02/20/24	JPMorgan Chase Bank N.A.	(15,087)
USD	921,809	ZAR	17,233,700	03/11/24	JPMorgan Chase Bank N.A.	(15,024)
USD	6,666,142	ZAR	125,189,083	01/18/24	Morgan Stanley and Co. International PLC	(170,940)
USD	7,742,971	ZAR	148,420,000	03/20/24	Standard Chartered Bank	(318,714)
USD	670,325	ZAR	12,522,200	01/18/24	State Street Bank London	(13,563)
USD	646,643	ZAR	12,020,000	01/18/24	UBS AG	(9,818)
ZAR	4,380,000	USD	237,378	01/03/24	Barclays Bank PLC	2,129
ZAR	6,307,500	USD	340,761	01/18/24	Barclays Bank PLC	3,717
ZAR	38,670,000	USD	2,096,627	03/20/24	Citibank N.A.	3,800
ZAR	1,580,000	USD	85,600	01/18/24	Deutsche Bank AG	690
ZAR	52,609,151	USD	2,770,060	01/18/24	Goldman Sachs International	103,139
ZAR	18,161,000	USD	977,817	01/18/24	HSBC Bank USA, N.A.	14,028
ZAR	12,476,800	USD	662,748	01/18/24	JPMorgan Chase Bank N.A.	18,661
ZAR	35,891,800	USD	1,916,891	03/11/24	JPMorgan Chase Bank N.A.	34,206
ZAR	420,000	USD	22,945	01/18/24	Morgan Stanley and Co. International PLC	(8)
ZAR	51,842,700	USD	2,792,002	01/18/24	Morgan Stanley and Co. International PLC	39,337
ZAR	4,444,900	USD	240,711	01/18/24	State Street Bank London	2,043
ZAR	12,540,000	USD	666,381	01/18/24	UBS AG	18,479
						$953,618
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
31	10-Year Australian Bond Futures	Mar 2024	$2,467,812	$60,834
59	3-Month SONIA	Mar 2024	17,822,703	172,631
61	3-Month SONIA	Sep 2024	18,562,947	215,477
2	3-Month SONIA	Mar 2025	614,358	10,354
210	Euro BOBL	Mar 2024	27,670,160	289,653
111	Euro BUND	Mar 2024	16,825,390	446,176
37	Long Gilt Futures	Mar 2024	4,841,753	271,391
487	R186 Bond Futures	Feb 2024	2,820,439	24,819
494	R2030 Bond Futures	Feb 2024	2,491,777	50,785

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
75	SOFR 90-Day	Mar 2025	$18,050,625	$(66,283)
8	U.S. Long Bond	Mar 2024	999,500	(1,764)
792	U.S. Treasury Note 10-Year	Mar 2024	89,409,375	2,570,290
762	U.S. Treasury Note 2-Year	Mar 2024	156,906,515	1,358,205
458	U.S. Treasury Note 5-Year	Mar 2024	49,818,234	631,541
64	U.S. Ultra 10-Year	Mar 2024	7,553,000	291,733
361	U.S. Ultra Bond	Mar 2024	48,227,344	4,069,763
				$10,395,605
Sales
153	SOFR 90-Day	Mar 2024	$36,200,756	$199,484
39	SOFR 90-Day	Jun 2024	9,263,963	(43,050)
160	U.S. Treasury Note 10-Year	Mar 2024	18,062,500	(55,318)
29	U.S. Ultra 10-Year	Mar 2024	3,422,453	(73,319)
				$27,797
Written Options
Written Futures Options
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at December 31, 2023
CALL— U.S. 5-Year Futures Option Strike @ $110.00 Expires 01/26/2024	Citigroup Global Markets, Inc.	339,000	$36,873,030	$(55,031)	$(82,102)
PUT— S&P 500 E-mini Futures Option Strike @ $3,600.00 Expires 02/16/2024	JPMorgan Chase Bank N.A.	1,350	6,439,270.5	(38,418)	(1,755)
PUT— S&P 500 E-mini Futures Option Strike @ $3,700.00 Expires 02/16/2024	JPMorgan Chase Bank N.A.	2,200	10,493,626	(26,288)	(3,520)
Total Written Options				$(119,737)	$(87,377)
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
3-Month CPIBR	Quarterly	8.20%	Quarterly	12/04/33	Bank of America, N.A.	$ —	COP	(860,005,421)	$(6,981)	$(6,981)
3-Month CPIBR	Quarterly	8.12%	Quarterly	12/06/33	JPMorgan Chase Bank N.A.	—	COP	(774,631,062)	(5,308)	(5,308)
3-Month CPIBR	Quarterly	8.00%	Quarterly	12/07/33	HSBC Sec. New York	—	COP	(1,035,233,671)	(5,002)	(5,002)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
OTC — Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
3.03%	Quarterly	3-Month KSDA	Quarterly	01/03/34	Merrill Lynch International	$ —	KRW	(289,460,000)	$837	$837
3.10%	Quarterly	3-Month KSDA	Quarterly	12/22/33	Standard Chartered Bank	—	KRW	(3,950,000,000)	29,701	29,701
6-Month CLICP	Semi-Annual	4.99%	Semi-Annual	06/20/33	Goldman Sachs & Co.	—	CLP	(2,430,000,000)	(20,471)	(20,471)
2.27%	Quarterly	7-Day CNRR	Quarterly	12/29/28	Citi Bank N.A.	—	CNY	(10,280,000)	(10)	(10)
2.28%	Quarterly	7-Day CNRR	Quarterly	08/16/28	Standard Chartered Bank	—	CNY	(9,330,000)	1,885	1,885
2.40%	Quarterly	7-Day CNRR	Quarterly	07/21/28	Standard Chartered Bank	—	CNY	(6,210,000)	6,507	6,507
2.41%	Quarterly	7-Day CNRR	Quarterly	07/04/28	Merrill Lynch International	—	CNY	(17,211,029)	18,570	18,570
2.44%	Quarterly	7-Day CNRR	Quarterly	06/16/28	Merrill Lynch International	—	CNY	(90,344,607)	114,499	114,499
9.55%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs International	—	BRL	(5,019,204)	—	—
10.12%	At Maturity	BRL-CDI	At Maturity	01/02/26	Goldman Sachs International	—	BRL	(4,073,127)	7,115	7,115
10.23%	At Maturity	BRL-CDI	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	(40,970,000)	32,337	32,337
10.29%	At Maturity	BRL-CDI	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	(1,078,605)	2,155	2,155
10.41%	At Maturity	BRL-CDI	At Maturity	01/02/25	Barclays Capital	—	BRL	(23,763,514)	11,938	11,938
10.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(4,903,343)	12,694	12,694
10.70%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(74,373,490)	(35,135)	(35,135)
10.76%	At Maturity	BRL-CDI	At Maturity	01/02/25	Goldman Sachs & Co.	—	BRL	(8,260,392)	(2,848)	(2,848)
11.04%	At Maturity	BRL-CDI	At Maturity	01/02/25	Citigroup Global Market	—	BRL	(11,400,102)	16,796	16,796
11.37%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(782,173)	5,787	5,787
12.34%	At Maturity	BRL-CDI	At Maturity	01/04/27	HSBC Sec. New York	—	BRL	(3,677,727)	38,673	38,673
12.41%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(2,485,227)	26,911	26,911
12.74%	At Maturity	BRL-CDI	At Maturity	01/02/29	HSBC Sec. New York	—	BRL	(2,290,799)	36,004	36,004
12.78%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	(1,476,351)	18,418	18,418
						$ 0			$305,072	$305,072
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	9.49%	Monthly	09/16/33	$—	MXN	65,623,453	$(265,896)	$(265,896)
1-Month TIIE	Monthly	8.46%	Monthly	12/16/33	—	MXN	4,980,000	17	17
1-Month TIIE	Monthly	8.29%	Monthly	06/03/33	—	MXN	18,500,000	11,984	11,984
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—	MXN	116,734,200	(149,668)	(149,668)
8.97%	Monthly	1-Month TIIE	Monthly	03/01/30	—	MXN	93,573,000	131,463	131,463
9.29%	Monthly	1-Month TIIE	Monthly	02/17/28	1	MXN	2,055,513	2,469	2,468
9.69%	Monthly	1-Month TIIE	Monthly	07/18/25	—	MXN	54,100,000	(21,258)	(21,258)
9.72%	Monthly	1-Month TIIE	Monthly	12/26/25	—	MXN	14,500,000	(140)	(140)
3-Month JIBAR	Quarterly	9.38%	Quarterly	03/20/34	6	ZAR	5,757,924	(4,011)	(4,017)
3-Month JIBAR	Quarterly	9.27%	Quarterly	03/20/34	5	ZAR	5,178,914	(1,551)	(1,556)
3-Month JIBAR	Quarterly	9.25%	Quarterly	03/20/34	4	ZAR	4,450,878	(937)	(941)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
3-Month JIBAR	Quarterly	8.19%	Quarterly	11/23/28	$—	ZAR	40,430,000	$(15,641)	$(15,641)
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	(17,314)	HUF	240,000,000	(33,358)	(16,044)
6-Month BUBOR	Semi-Annual	7.03%	Annual	09/26/28	(11,549)	HUF	160,000,000	(22,239)	(10,690)
7.03%	Annual	6-Month BUBOR	Semi-Annual	09/26/28	—	HUF	580,000,000	80,616	80,616
3.49%	Annual	6-Month PRIBOR	Semi-Annual	01/02/34	—	CZK	10,830,000	85	85
3.85%	Annual	6-Month PRIBOR	Semi-Annual	12/08/33	—	CZK	8,380,000	10,928	10,928
3.93%	Annual	6-Month PRIBOR	Semi-Annual	03/20/29	35	CZK	71,921,102	79,557	79,522
3.97%	Annual	6-Month PRIBOR	Semi-Annual	11/23/33	1,907	CZK	16,121,000	27,948	26,041
4.00%	Annual	6-Month PRIBOR	Semi-Annual	11/22/33	—	CZK	18,179,000	33,923	33,923
4.07%	Annual	6-Month PRIBOR	Semi-Annual	11/22/28	—	CZK	31,250,000	30,066	30,066
4.17%	Annual	6-Month PRIBOR	Semi-Annual	11/21/28	—	CZK	31,250,000	36,322	36,322
4.40%	Annual	6-Month PRIBOR	Semi-Annual	03/20/29	5	CZK	10,851,079	22,492	22,487
4.66%	Annual	6-Month PRIBOR	Semi-Annual	06/19/27	—	CZK	106,000,000	137,014	137,014
4.71%	Annual	6-Month PRIBOR	Semi-Annual	10/09/28	—	CZK	18,316,125	40,384	40,384
4.77%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	18,316,125	42,260	42,260
4.78%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,632,250	85,244	85,244
4.79%	Annual	6-Month PRIBOR	Semi-Annual	10/06/28	—	CZK	36,085,500	84,706	84,706
6-Month WIBOR	Semi-Annual	4.78%	Annual	10/09/28	—	PLN	4,994,850	(19,888)	(19,888)
6-Month WIBOR	Semi-Annual	4.71%	Annual	08/01/33	1,673	PLN	470,000	(2,048)	(3,721)
6-Month WIBOR	Semi-Annual	4.68%	Annual	10/06/28	—	PLN	9,840,600	(29,101)	(29,101)
6-Month WIBOR	Semi-Annual	4.67%	Annual	10/06/28	—	PLN	4,994,850	(14,232)	(14,232)
6-Month WIBOR	Semi-Annual	4.65%	Annual	10/06/28	—	PLN	9,989,700	(26,405)	(26,405)
6-Month WIBOR	Semi-Annual	4.64%	Annual	08/01/28	339	PLN	5,580,000	(11,208)	(11,547)
6-Month WIBOR	Semi-Annual	4.38%	Annual	01/02/29	—	PLN	1,830,000	424	424
4.64%	Annual	6-Month WIBOR	Semi-Annual	08/01/28	4,572	PLN	1,700,000	3,415	(1,157)
4.71%	Annual	6-Month WIBOR	Semi-Annual	08/01/33	538	PLN	4,840,000	21,093	20,555
4.93%	Annual	6-Month WIBOR	Semi-Annual	01/02/26	—	PLN	1,610,000	(95)	(95)
5.26%	Annual	6-Month WIBOR	Semi-Annual	08/01/25	758	PLN	28,620,000	2,006	1,248
SOFR	Annual	3.15%	Annual	05/15/48	(4,472)	USD	4,624,000	204,006	208,478
SOFR	Annual	3.05%	Annual	02/15/48	135,295	USD	3,862,000	234,408	99,113
SOFR	Annual	2.94%	Annual	01/19/53	—	USD	5,240,000	381,222	381,222
SOFR	Annual	2.60%	Annual	02/15/48	67,555	USD	595,000	79,695	12,140
3.35%	Annual	SOFR	Annual	01/19/28	—	USD	22,515,000	(217,392)	(217,392)
2.65%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/29	5	THB	15,830,232	7,778	7,773
2.67%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/29	5	THB	15,830,232	8,201	8,196
2.69%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/34	10	THB	18,947,627	4,183	4,173
2.79%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/29	34	THB	110,382,693	76,245	76,211
2.91%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/34	9	THB	17,280,169	13,731	13,722
3.15%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/34	93	THB	184,437,315	267,147	267,054
3.40%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/20/34	6	THB	12,847,831	27,181	27,175
									$1,173,625
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
OTC— Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
10,690,000	USD	12/20/28	Morgan Stanley & Co.	(1.00%)	Quarterly	CDX.EM.S40**	$(25,945)	$334,597	$308,652
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	12,756	(19,195)	(6,439)
Total Buy Protection							$(13,189)	$315,402	$302,213
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(4,916)	$9,254	$4,338
Total OTC Credit Default Swaps							$(18,105)	$324,656	$306,551
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
10,550,000	USD	12/20/28	1.00%	Quarterly	CDX.NA.HY.41***	$25,135	$179,662	$204,797
19,092,744	USD	12/20/28	5.00%	Quarterly	CDX.NA.HY.41***	484,849	628,885	1,113,734
1,380,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	131,246	(264,656)	(133,410)
Total Buy Protection						$641,230	$543,891	$1,185,121
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	$(76,751)	$196,911	$120,160
Total Centrally Cleared Credit Default Swaps						$564,479	$740,802	$1,305,281

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $394,453 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Currency Abbreviations
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israel Shekel
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Abbreviations
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	CREST Depository Interest
CLICP	—	Chilean Average Chamber Index
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
CPIBR	—	Colombia Overnight Interbank Rate
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
KSDA	—	South Korea Three Month Interbank Rate
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STACR	—	Structured Agency Credit Risk
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offer Rate
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	35.3
Sovereign Debt Obligations	32.8
Bank Loans	11.0
Asset Backed Securities	5.0
Mortgage Backed Securities - Private Issuers	4.9
U.S. Government and Agency Obligations	3.1
Futures Contracts	0.7
Convertible Debt	0.6
Preferred Stocks	0.2
Centrally Cleared Interest Rate Swaps	0.1
Forward Foreign Currency Contracts	0.1
Centrally Cleared Credit Default Swaps	0.0*
OTC Credit Default Swaps	0.0*
OTC Interest Rate Swaps	0.0*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*
Purchased Currency Options	0.0*
Common Stocks	0.0*
Purchased Futures Options	0.0*
Written Futures Options	0.0*
Short-Term Investments	4.1
Other Assets and Liabilities (net)	2.1
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%
	Brazil — 8.4%
694,300	Ambev SA	1,962,438
1,434,500	B3 SA - Brasil Bolsa Balcao	4,296,767
1,897,079	Banco Bradesco SA	5,967,426
1,462,200	Banco BTG Pactual SA	11,321,093
687,200	Banco do Brasil SA	7,835,970
413,900	BB Seguridade Participacoes SA	2,867,205
148,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,296,352
7,085,450	Dexco SA	11,771,159
8,825	MercadoLibre, Inc.*	13,868,840
480,200	PRIO SA	4,552,291
2,430,594	Raia Drogasil SA	14,710,858
938,600	Rumo SA	4,434,468
2,041,300	TIM SA	7,534,690
811,300	TOTVS SA	5,626,790
221,500	Vale SA	3,520,216
1,978,100	Vibra Energia SA	9,268,271
1,780,400	WEG SA	13,528,196
		125,363,030
	Canada — 0.6%
76,880	Franco-Nevada Corp.	8,519,073
	Chile — 0.2%
242,825	Cia Cervecerias Unidas SA, ADR(a)	3,045,025
	China — 25.4%
274,200	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	727,236
5,343,200	Agricultural Bank of China Ltd. Class H	2,059,670
1,898,000	Air China Ltd. Class H *	1,200,751
161,000	Airtac International Group	5,298,382
1,683,891	Alibaba Group Holding Ltd.	16,302,919
92,800	Alibaba Group Holding Ltd., ADR	7,192,928
106,000	Anhui Yingjia Distillery Co. Ltd. Class A	990,770
67,600	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,522,768
95,200	Anjoy Foods Group Co. Ltd. Class A	1,404,201
154,000	Anker Innovations Technology Co. Ltd. Class A	1,923,860
462,600	ANTA Sports Products Ltd.	4,487,639
21,000	APT Medical, Inc. Class A	1,150,348
64,300	Asymchem Laboratories Tianjin Co. Ltd. Class H (a)	749,345
254,586	Autohome, Inc., ADR	7,143,683
80,120	Bafang Electric Suzhou Co. Ltd. Class A	620,766
891,150	Baidu, Inc. Class A *	13,249,901
46,000	Beijing Roborock Technology Co. Ltd. Class A	1,835,213
236,000	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,029,559
2,631,000	BOC Hong Kong Holdings Ltd.	7,143,093
163,000	BYD Co. Ltd. Class H	4,475,504
384,000	BYD Electronic International Co. Ltd.	1,799,873
232,200	Chaozhou Three-Circle Group Co. Ltd. Class A	964,199
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
3,474,000	China Construction Bank Corp. Class H	2,068,771
4,820,000	China International Capital Corp. Ltd. Class H	7,073,938
248,200	China Literature Ltd.*	923,374
1,233,000	China Longyuan Power Group Corp. Ltd. Class H	934,791
3,123,335	China Mengniu Dairy Co. Ltd.	8,399,771
394,000	China Merchants Bank Co. Ltd. Class H	1,372,444
869,400	China Pacific Insurance Group Co. Ltd. Class H	1,754,710
19,672,000	China Petroleum & Chemical Corp. Class H	10,303,895
958,000	China Resources Beer Holdings Co. Ltd.	4,195,862
194,500	China Wafer Level CSP Co. Ltd. Class A	602,242
430,000	China Yuhua Education Corp. Ltd.*	30,287
115,000	Chongqing Zhifei Biological Products Co. Ltd. Class A	990,898
290,204	Contemporary Amperex Technology Co. Ltd. Class A	6,680,396
1,080,278	East Money Information Co. Ltd. Class A	2,138,561
722,100	ENN Energy Holdings Ltd.	5,317,345
4,314,900	Focus Media Information Technology Co. Ltd. Class A	3,845,093
262,302	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,403,565
452,000	Fuyao Glass Industry Group Co. Ltd. Class H	2,199,640
5,907,500	Great Wall Motor Co. Ltd. Class H (a)	7,671,341
669,000	Haidilao International Holding Ltd.(a)	1,245,719
2,134,800	Haier Smart Home Co. Ltd. Class H	6,028,307
547,300	Hangzhou Tigermed Consulting Co. Ltd. Class H (a)	2,477,676
521,506	Hisense Visual Technology Co. Ltd. Class A	1,536,826
60,500	Hithink RoyalFlush Information Network Co. Ltd. Class A	1,338,179
1,255,000	HLA Group Corp. Ltd. Class A	1,313,006
397,360	Hongfa Technology Co. Ltd. Class A	1,548,607
448,800	Hualan Biological Engineering, Inc. Class A	1,400,404
392,954	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,741,426
280,000	Innovent Biologics, Inc.*	1,532,935
506,400	JD.com, Inc. Class A	7,295,849
96,100	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	612,871
195,000	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,340,381
413,000	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,013,697
191,000	Jianmin Pharmaceutical Group Co. Ltd. Class A	1,757,247
377,997	Jiayou International Logistics Co. Ltd. Class A	845,299
76,466	KE Holdings, Inc., ADR	1,239,514
707,000	Kingnet Network Co. Ltd. Class A	1,113,504
57,912	Kingsemi Co. Ltd. Class A	1,091,005
132,000	Kuaishou Technology*	895,096
59,304	Kweichow Moutai Co. Ltd. Class A	14,432,574
57,080	Leader Harmonious Drive Systems Co. Ltd. Class A	1,235,411
56,700	Luzhou Laojiao Co. Ltd. Class A	1,434,409
186,650	Meituan Class B *	1,957,679
894,794	Midea Group Co. Ltd. Class A	6,892,445
76,865	MINISO Group Holding Ltd., ADR	1,568,046
314,414	NARI Technology Co. Ltd. Class A	989,498
313,500	NetEase, Inc.	5,644,851
2,446,000	Netjoy Holdings Ltd.*	184,815
175,200	New Oriental Education & Technology Group, Inc.*	1,239,641

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	China — continued
18,486	New Oriental Education & Technology Group, Inc., ADR*	1,354,654
479,000	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,384,549
39,771	OPT Machine Vision Tech Co. Ltd. Class A	628,064
99,328	PDD Holdings, Inc., ADR*	14,532,680
7,652,600	PetroChina Co. Ltd. Class H	5,056,946
1,894,400	PICC Property & Casualty Co. Ltd. Class H	2,251,382
164,890	Ping An Insurance Group Co. of China Ltd. Class A	936,954
1,090,500	Ping An Insurance Group Co. of China Ltd. Class H	4,936,790
193,500	Remegen Co. Ltd. Class H *(a)	928,031
862,750	Shandong Gold Mining Co. Ltd. Class H	1,637,430
389,000	Shandong Sinocera Functional Material Co. Ltd. Class A	1,268,109
1,653,200	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (a)	1,611,164
105,800	Shanghai Moons' Electric Co. Ltd. Class A	982,337
271,957	Shanghai Yaoji Technology Co. Ltd. Class A	852,047
541,285	Shenzhen Envicool Technology Co. Ltd. Class A	2,097,306
367,400	Shenzhen Inovance Technology Co. Ltd. Class A	3,270,866
145,826	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,607,906
189,000	Shenzhen Transsion Holdings Co. Ltd. Class A	3,688,221
388,400	Shenzhou International Group Holdings Ltd.	3,999,124
160,978	Sieyuan Electric Co. Ltd. Class A	1,181,198
232,000	Silergy Corp.	3,779,671
275,887	Sinoseal Holding Co. Ltd. Class A	1,470,422
396,000	Sunac China Holdings Ltd.*	76,071
289,500	Sunny Optical Technology Group Co. Ltd.	2,626,746
365,300	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	936,403
921,600	Tencent Holdings Ltd.	34,651,985
212,000	Tencent Music Entertainment Group, ADR*	1,910,120
141,975	Thunder Software Technology Co. Ltd. Class A	1,602,679
5,056,000	Tingyi Cayman Islands Holding Corp.	6,164,156
570,800	Tongcheng Travel Holdings Ltd.*	1,055,555
96,086	Trip.com Group Ltd., ADR*	3,460,057
463,697	Venustech Group, Inc. Class A	1,765,294
276,800	Vipshop Holdings Ltd., ADR*	4,915,968
2,912,000	Weichai Power Co. Ltd. Class H	4,862,936
140,300	WuXi AppTec Co. Ltd. Class A	1,439,360
576,500	Wuxi Biologics Cayman, Inc.*	2,185,348
105,400	Xiamen Faratronic Co. Ltd. Class A	1,376,165
1,794,000	Xiaomi Corp. Class B *	3,584,071
3,913,000	Xinyi Glass Holdings Ltd.	4,389,788
61,408	Yankershop Food Co. Ltd. Class A	601,594
543,559	Yifeng Pharmacy Chain Co. Ltd. Class A	3,068,738
260,400	Yizumi Holdings Co. Ltd. Class A	647,310
105,131	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	3,587,131
129,000	Zhejiang Dingli Machinery Co. Ltd. Class A	930,731
231,100	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,436,677
424,328	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,759,009
2,837,000	Zijin Mining Group Co. Ltd. Class H	4,621,427
		378,237,619
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Greece — 0.5%
201,865	Jumbo SA	5,601,514
256,000	National Bank of Greece SA*	1,778,752
		7,380,266
	Hong Kong — 2.3%
746,600	AIA Group Ltd.	6,506,474
667,900	ASMPT Ltd.	6,372,316
508,000	Chow Sang Sang Holdings International Ltd.	584,211
5,137,000	Hang Lung Properties Ltd.	7,157,611
41,300	Hong Kong Exchanges & Clearing Ltd.	1,417,472
16,229,000	Sino Biopharmaceutical Ltd.	7,211,919
1,555,000	Vinda International Holdings Ltd.	4,530,451
996,000	Vitasoy International Holdings Ltd.	992,358
		34,772,812
	Hungary — 0.4%
144,427	OTP Bank Nyrt	6,595,116
	India — 14.7%
35,532	Apollo Hospitals Enterprise Ltd.	2,437,297
493,000	Ashok Leyland Ltd.	1,073,224
81,410	Asian Paints Ltd.	3,321,165
332,705	Aurobindo Pharma Ltd.	4,339,643
888,714	Axis Bank Ltd.	11,748,951
82,761	Bajaj Auto Ltd.	6,782,894
15,485	Bajaj Finance Ltd.	1,361,227
3,204,900	Bharat Electronics Ltd.	7,067,331
38,137	Britannia Industries Ltd.	2,447,698
302,000	Canara Bank	1,585,782
994,528	Cipla Ltd.	14,939,358
272,000	Coal India Ltd.	1,229,681
188,568	Colgate-Palmolive India Ltd.	5,725,560
222,300	Coromandel International Ltd.	3,341,963
148,643	Havells India Ltd.	2,443,184
410,965	HCL Technologies Ltd.	7,249,963
1,382,877	HDFC Bank Ltd.	28,394,980
82,295	Hindustan Unilever Ltd.	2,630,335
735,400	ICICI Bank Ltd.	8,823,342
645,816	IndusInd Bank Ltd.	12,385,667
437,546	Infosys Ltd.	8,111,404
173,994	InterGlobe Aviation Ltd.*	6,178,694
444,500	ITC Ltd.	2,467,849
502,113	Kotak Mahindra Bank Ltd.	11,488,764
31,000	Larsen & Toubro Ltd.	1,311,322
308,778	Mahindra & Mahindra Ltd.	6,400,890
13,500	Maruti Suzuki India Ltd.	1,671,298
86,873	Pidilite Industries Ltd.	2,829,222
427,476	Reliance Industries Ltd.	13,289,636
657,900	State Bank of India	5,073,373

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	India — continued
386,491	Syngene International Ltd.	3,265,124
248,649	Tata Consultancy Services Ltd.	11,354,688
68,516	Tata Consumer Products Ltd.	896,654
297,000	Tata Motors Ltd.	2,781,773
54,086	Titan Co. Ltd.	2,395,705
808,000	Union Bank of India Ltd.	1,155,482
820,873	UPL Ltd.	5,797,444
168,610	Varun Beverages Ltd.	2,506,444
243,044	Yes Bank Ltd.*	62,503
		218,367,514
	Indonesia — 2.5%
20,073,600	Astra International Tbk.PT	7,366,100
26,520,200	Bank Central Asia Tbk. PT	16,190,809
4,936,600	Bank Mandiri Persero Tbk. PT	1,939,756
25,703,599	Bank Rakyat Indonesia Persero Tbk. PT	9,557,258
10,093,600	Telkom Indonesia Persero Tbk. PT	2,589,447
		37,643,370
	Italy — 0.8%
338,452	Coca-Cola HBC AG	9,945,118
308,700	PRADA SpA	1,765,175
		11,710,293
	Japan — 0.5%
436,000	Nexon Co. Ltd.(a)	7,946,531
	Macau — 0.7%
422,000	Galaxy Entertainment Group Ltd.	2,364,395
2,770,400	Sands China Ltd.*	8,106,965
		10,471,360
	Malaysia — 0.8%
3,727,200	Petronas Chemicals Group Bhd.	5,807,780
6,258,800	Public Bank Bhd.	5,843,363
		11,651,143
	Mexico — 4.5%
309,671	Credito Real SAB de CV SOFOM ER*	6,400
2,878,100	Fibra Uno Administracion SA de CV, REIT	5,183,622
102,000	Fomento Economico Mexicano SAB de CV	1,333,899
162,445	Fomento Economico Mexicano SAB de CV, ADR	21,174,706
196,000	Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	3,447,318
37,000	Grupo Aeroportuario del Sureste SAB de CV Class B	1,090,238
1,356,100	Grupo Financiero Banorte SAB de CV Class O	13,701,539
224,000	Grupo Mexico SAB de CV Series B	1,248,405
162,906	Unifin Financiera SAB de CV*(a)(b)(c)	11,544
4,623,399	Wal-Mart de Mexico SAB de CV(a)	19,490,652
		66,688,323
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Netherlands — 0.8%
148,693	Heineken Holding NV(a)	12,581,837
	Philippines — 1.1%
9,305,900	Ayala Land, Inc.	5,789,404
2,291,620	BDO Unibank, Inc.	5,400,568
2,173,920	Universal Robina Corp.	4,640,313
		15,830,285
	Poland — 0.4%
28,000	Bank Polska Kasa Opieki SA	1,082,688
28,371	Dino Polska SA*	3,323,929
85,000	Powszechny Zaklad Ubezpieczen SA	1,021,794
		5,428,411
	Portugal — 0.5%
293,092	Jeronimo Martins SGPS SA	7,459,525
	Russia — 0.0%
214,920	Evraz PLC*(b)(c)(d)	5,480
7,610	Gazprom Neft PJSC(b)(c)(d)	341
1,043,282	Gazprom PJSC*(b)(c)(d)	27,074
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	3,965
5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	750
44,258	LSR Group PJSC(b)(c)(d)	2,574
136,755	LUKOIL PJSC(b)(c)(d)	76,179
8,543	Magnit PJSC(b)(c)(d)	2,962
984,659	Magnitogorsk Iron & Steel Works PJSC*(b)(c)(d)	5,325
16,459	MMC Norilsk Nickel PJSC(b)(c)(d)	36,821
9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	2
126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	7,602
154,250	Novatek PJSC(b)(c)(d)	21,222
1,715,500	Novolipetsk Steel PJSC*(b)(c)(d)	35,980
5,323	PhosAgro PJSC(b)(c)(d)	3,063
103	PhosAgro PJSC, ADR*(b)(c)(d)	19
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	0
443,510	Polymetal International PLC*(c)	—
25,062	Polyus PJSC*(b)(c)(d)	31,185
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	495
5,496,180	Sberbank of Russia PJSC(b)(c)(d)	79,922
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	16,882
25,625,090	Surgutneftegas PJSC(b)(c)(d)	63,060
598,704	Tatneft PJSC(b)(c)(d)	24,645
8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	3,158
16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	6,094
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	5,655
		460,455
	Saudi Arabia — 0.4%
754,511	Saudi Arabian Oil Co.	6,649,757

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Singapore — 0.3%
2,018,300	Singapore Telecommunications Ltd.	3,779,244
	South Africa — 2.1%
457,620	Absa Group Ltd.	4,096,622
76,000	Bid Corp. Ltd.	1,773,091
19,651	Capitec Bank Holdings Ltd.	2,177,444
367,042	Clicks Group Ltd.	6,537,211
71,000	Gold Fields Ltd.	1,078,462
6,558,229	Growthpoint Properties Ltd., REIT	4,188,660
131,559	Lewis Group Ltd.	309,339
150,400	Nedbank Group Ltd.	1,778,318
4,905,736	Sibanye Stillwater Ltd.	6,679,580
171,100	Standard Bank Group Ltd.	1,947,008
		30,565,735
	South Korea — 8.3%
70,009	Amorepacific Corp.	7,882,060
52,200	Hana Financial Group, Inc.	1,759,050
279,725	HL Mando Co. Ltd.	8,546,610
12,000	Hyundai Mobis Co. Ltd.	2,208,246
30,000	Hyundai Motor Co.	4,740,275
44,700	JYP Entertainment Corp.	3,515,886
66,300	KB Financial Group, Inc.	2,785,022
85,000	Kia Corp.	6,599,891
178,564	Korea Investment Holdings Co. Ltd.	8,499,086
485,831	Samsung Electronics Co. Ltd.	29,612,341
300	Samsung Electronics Co. Ltd., GDR(e)(f)	449,400
3,105	Samsung Electronics Co. Ltd., GDR(e)(f)	4,651,290
230,857	Shinhan Financial Group Co. Ltd.	7,196,916
235,577	SK Hynix, Inc.	25,882,557
184,816	SK Telecom Co. Ltd.	7,189,441
118,800	Woori Financial Group, Inc.	1,199,162
		122,717,233
	Taiwan — 13.5%
137,500	Accton Technology Corp.	2,343,152
991,792	Advantech Co. Ltd.	12,021,525
16,000	Alchip Technologies Ltd.	1,707,369
182,100	Asia Vital Components Co. Ltd.	1,996,600
19,000	ASPEED Technology, Inc.	1,931,542
137,000	Asustek Computer, Inc.	2,185,090
1,338,795	Bizlink Holding, Inc.	11,647,196
5,123,135	Cathay Financial Holding Co. Ltd.	7,637,002
710,000	Chailease Holding Co. Ltd.	4,464,900
2,990,000	CTBC Financial Holding Co. Ltd.	2,761,978
254,300	Delta Electronics, Inc.	2,597,646
141,000	Elite Material Co. Ltd.	1,755,006
34,000	eMemory Technology, Inc.	2,714,195
1,144,762	Fubon Financial Holding Co. Ltd.	2,417,053
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
50,700	Global Unichip Corp.	2,874,440
329,000	Gold Circuit Electronics Ltd.	2,336,945
1,077,000	Hiwin Technologies Corp.	8,246,689
120,000	Largan Precision Co. Ltd.	11,221,714
201,000	Makalot Industrial Co. Ltd.	2,321,712
764,000	MediaTek, Inc.	25,267,102
260,000	Micro-Star International Co. Ltd.	1,728,222
224,000	Novatek Microelectronics Corp.	3,773,415
7,692	Pharmally International Holding Co. Ltd.*(b)(c)	—
948,998	President Chain Store Corp.	8,333,359
1,722,424	Taiwan Semiconductor Manufacturing Co. Ltd.	33,280,573
328,697	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	34,184,488
114,000	Voltronic Power Technology Corp.	6,351,803
38,000	Wiwynn Corp.	2,259,657
		200,360,373
	Thailand — 3.1%
2,104,900	Airports of Thailand PCL Class F	3,684,693
581,000	Bangkok Bank PCL Class F	2,663,927
4,945,300	Bangkok Dusit Medical Services PCL Class F	4,020,569
152,000	Bumrungrad Hospital PCL Class F	988,618
1,380,800	Kasikornbank PCL Class F	5,461,305
3,708,000	Krung Thai Bank PCL Class F	1,998,893
2,727,900	PTT Exploration & Production PCL Class F	11,948,174
377,100	Siam Cement PCL Class F	3,380,725
14,715,200	Thai Beverage PCL	5,856,629
13,761,800	Thai Union Group PCL Class F	6,047,814
		46,051,347
	Turkey — 0.9%
2,764,000	Akbank TAS	3,417,799
392,105	BIM Birlesik Magazalar AS	3,992,875
558,000	Turk Hava Yollari AO*	4,319,049
1,836,000	Turkiye Is Bankasi AS Class C	1,452,190
		13,181,913
	United Arab Emirates — 0.4%
1,911,245	Abu Dhabi National Oil Co. for Distribution PJSC	1,925,426
1,072,960	First Abu Dhabi Bank PJSC	4,078,285
		6,003,711
	United Kingdom — 0.4%
136,002	Unilever PLC	6,588,261
	United States — 0.3%
19,502	Globant SA*	4,641,086
	TOTAL COMMON STOCKS (COST $1,462,011,059)	1,410,690,648

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)

	PREFERRED STOCKS — 1.1%
	Brazil — 1.1%
2,498,200	Banco Bradesco SA, 9.93%	8,789,163
266,000	Itau Unibanco Holding SA, 3.70%	1,860,182
711,000	Petroleo Brasileiro SA, 8.49%	5,450,766
		16,100,111
	TOTAL PREFERRED STOCKS (COST $13,448,909)	16,100,111

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.0%
	Mutual Fund - Securities Lending Collateral — 1.0%
14,710,604	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(g)(h)	14,710,604
	TOTAL SHORT-TERM INVESTMENT (COST $14,710,604)	14,710,604
	TOTAL INVESTMENTS — 96.9% (Cost $1,490,170,572)	1,441,501,363
	Other Assets and Liabilities (net) — 3.1%	45,853,558
	NET ASSETS — 100.0%	$1,487,354,921

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $471,999 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at December 31, 2023 was $94,585,787.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $460,455 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2023 was $85,541,075.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(h)	Represents an investment of securities lending cash collateral.
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,393	MSCI Emerging Markets E-mini Index	Mar 2024	$71,997,205	$2,698,964

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	21.3
Technology	17.6
Consumer, Non-cyclical	15.2
Consumer, Cyclical	13.4
Communications	11.3
Industrial	8.1
Energy	4.6
Basic Materials	3.4
Utilities	0.8
Diversified	0.2
Short-Term Investment	1.0
Other Assets and Liabilities (net)	3.1
100.0%
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Australia — 1.5%
116,244	ANZ Group Holdings Ltd.	2,055,950
22,038	BlueScope Steel Ltd.	351,880
229,598	Brambles Ltd.	2,130,660
675	Cochlear Ltd.	137,563
24,704	Northern Star Resources Ltd.	230,095
29,265	Orica Ltd.	318,305
274,449	Perseus Mining Ltd.	346,450
6,401	Pro Medicus Ltd.	418,559
12,027	REA Group Ltd.	1,486,629
19,455	Rio Tinto PLC	1,448,888
6,971	Rio Tinto PLC, ADR(a)	519,061
228,927	Sonic Healthcare Ltd.	5,011,162
5,350	Wesfarmers Ltd.	208,229
5,824	Woolworths Group Ltd.	147,833
		14,811,264
	Belgium — 0.0%
11	Deme Group NV	1,354
	Bermuda — 0.2%
12,373	RenaissanceRe Holdings Ltd.	2,425,108
	Canada — 3.7%
31,100	Alimentation Couche-Tard, Inc.	1,840,386
64,200	Atco Ltd. Class I	1,882,765
45,012	BCE, Inc.(a)	1,772,573
131,268	Canadian Pacific Kansas City Ltd.(a)	10,378,048
33,400	Canadian Utilities Ltd. Class A	807,770
32,500	CCL Industries, Inc. Class B	1,468,736
641	E-L Financial Corp. Ltd.(a)	509,562
79,100	Empire Co. Ltd. Class A	2,102,575
6,100	Evertz Technologies Ltd.	64,442
8,000	Franco-Nevada Corp.	890,460
23,100	George Weston Ltd.(a)	2,881,806
900	Great-West Lifeco, Inc.	29,936
400	iA Financial Corp., Inc.	27,402
4,900	Loblaw Cos. Ltd.	476,697
8,500	Metro, Inc.	442,147
23,000	National Bank of Canada	1,761,717
70,200	North West Co., Inc.(a)	2,090,667
65,600	Power Corp. of Canada(a)	1,885,017
60,300	SSR Mining, Inc.	648,828
10,800	Sun Life Financial, Inc.	562,852
200	Thomson Reuters Corp.	29,384
99,500	TMX Group Ltd.	2,418,455
224,400	Whitecap Resources, Inc.(a)	1,509,501

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
31,700	Winpak Ltd.(a)	983,263
		37,464,989
	China — 0.7%
189,000	BOC Hong Kong Holdings Ltd.	513,130
2,331,162	CITIC Telecom International Holdings Ltd.	979,210
30,500	Kerry Logistics Network Ltd.	32,107
62,106	NetEase, Inc., ADR	5,785,795
		7,310,242
	Denmark — 0.6%
144	AP Moller - Maersk AS Class B	259,050
1,878	Ascendis Pharma AS, ADR*	236,534
14,672	Carlsberg AS Class B	1,841,080
1,049	Danske Bank AS	28,042
3,247	DSV AS	570,409
2,509	Genmab AS*	801,217
260	Novo Nordisk AS, ADR	26,897
21,220	Novo Nordisk AS Class B	2,195,156
1,427	Schouw & Co. AS	116,937
8,933	Spar Nord Bank AS	141,110
1,148	Sparekassen Sjaelland-Fyn AS	33,989
		6,250,421
	Finland — 0.0%
5,837	Kemira Oyj	108,259
	France — 4.1%
14,804	Air Liquide SA	2,880,133
70,474	Airbus SE	10,881,749
1,950	Boiron SA	86,637
11,885	Bureau Veritas SA	300,255
5,397	Credit Agricole SA	76,621
28,147	Danone SA	1,824,513
1,590	Dassault Aviation SA	314,746
27,882	Dassault Systemes SE	1,362,432
16,455	Eiffage SA	1,763,534
531	Interparfums SA	29,563
26,632	Legrand SA	2,768,332
177,387	Orange SA	2,019,075
17,354	Rubis SCA	431,327
35,735	Safran SA	6,294,631
4,673	Societe BIC SA	324,434
214	Societe LDC SADIR	33,095
9,940	SPIE SA	310,740
1,108	Stef SA	139,775
186	Thales SA	27,522
540	Vetoquinol SA	61,083
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	France — continued
78,194	Vinci SA	9,821,066
		41,751,263
	Georgia — 0.2%
45,781	Bank of Georgia Group PLC	2,319,874
	Germany — 1.5%
77,074	Beiersdorf AG	11,553,472
1,693	Deutsche Boerse AG	348,787
20,517	Deutsche Telekom AG	492,944
2,067	E.ON SE	27,742
1,571	KWS Saat SE & Co. KGaA	93,191
2,414	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,000,251
14,002	SAP SE	2,157,381
2,879	Wuestenrot & Wuerttembergische AG	42,425
		15,716,193
	Hong Kong — 0.7%
104,251	Bank of East Asia Ltd.	128,702
352,136	Dah Sing Banking Group Ltd.	227,285
342,000	Emperor International Holdings Ltd.	16,862
580,500	HK Electric Investments & HK Electric Investments Ltd.(b)	350,149
1,661,000	HKT Trust & HKT Ltd.	1,982,509
16,000	Hong Kong Ferry Holdings Co. Ltd.	9,405
10,000	Jardine Matheson Holdings Ltd.	412,100
249,000	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	21,365
12,000	Miramar Hotel & Investment	16,444
1,932,000	PCCW Ltd.	1,029,272
140,500	Power Assets Holdings Ltd.	814,188
300,000	Regal Hotels International Holdings Ltd.*	110,648
193,902	Regal Real Estate Investment Trust, REIT	15,148
110,855	SmarTone Telecommunications Holdings Ltd.	57,638
58,000	Transport International Holdings Ltd.	69,969
230,163	VTech Holdings Ltd.	1,389,782
3,000	Wing On Co. International Ltd.	4,641
		6,656,107
	Israel — 1.1%
52,428	Check Point Software Technologies Ltd.*	8,010,474
41,841	First International Bank Of Israel Ltd.	1,717,376
3	Isracard Ltd.	10
950,732	Isramco Negev 2 LP	398,680
5,129	Nice Ltd., ADR*(a)	1,023,287
17,263	Radware Ltd.*	287,947
1,234	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	69,155
		11,506,929
	Italy — 0.0%
16,100	Ferretti SpA(a)	51,134

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
136,967	UnipolSai Assicurazioni SpA(a)	341,939
		393,073
	Japan — 4.7%
13,100	Aica Kogyo Co. Ltd.	317,046
14,900	Amano Corp.	353,212
32,300	Anritsu Corp.	311,705
50,700	Arcs Co. Ltd.	1,000,478
4,800	Artience Co. Ltd.(a)	89,511
13,100	Autobacs Seven Co. Ltd.	144,957
7,200	Axial Retailing, Inc.	212,200
1,000	Belc Co. Ltd.	44,333
12,100	Canon Marketing Japan, Inc.	367,000
15,200	Canon, Inc.(a)	390,296
4,000	Cawachi Ltd.	75,301
6,200	COLOPL, Inc.	25,991
41,100	COMSYS Holdings Corp.	906,660
9,000	Dai Nippon Printing Co. Ltd.	266,399
9,100	Doshisha Co. Ltd.	134,518
14,000	EDION Corp.	156,107
73,300	ENEOS Holdings, Inc.	291,370
29,800	EXEO Group, Inc.	662,668
34,500	Ezaki Glico Co. Ltd.(a)	1,021,687
4,800	Fujicco Co. Ltd.	66,052
21,600	FUJIFILM Holdings Corp.	1,298,176
8,300	Hamamatsu Photonics KK	341,467
24,600	Heiwado Co. Ltd.	372,193
42,200	Honda Motor Co. Ltd.	438,823
43,000	House Foods Group, Inc.	950,099
29,100	Itochu Enex Co. Ltd.	317,256
4,600	Itoham Yonekyu Holdings, Inc.	125,784
145,600	Japan Post Bank Co. Ltd.	1,483,059
6,300	Japan Post Holdings Co. Ltd.	56,283
106,601	Japan Tobacco, Inc.(a)	2,756,140
43,855	Kaken Pharmaceutical Co. Ltd.	1,043,648
38,200	Kamigumi Co. Ltd.	912,053
15,800	Kato Sangyo Co. Ltd.	514,974
33,600	Kewpie Corp.	592,135
9,500	Kinden Corp.	161,456
20,000	Kobayashi Pharmaceutical Co. Ltd.	963,257
1,900	Komeri Co. Ltd.	41,644
64,300	Kyorin Pharmaceutical Co. Ltd.	811,846
36,700	Lawson, Inc.	1,895,915
1,500	Lintec Corp.	29,259
2,900	Maruichi Steel Tube Ltd.	75,472
1,900	McDonald's Holdings Co. Japan Ltd.	82,345
9,600	Medipal Holdings Corp.	155,631
22,300	Megmilk Snow Brand Co. Ltd.	334,389
95,400	MEIJI Holdings Co. Ltd.	2,266,241
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
2,300	Miroku Jyoho Service Co. Ltd.	28,648
146,800	Mitsubishi Electric Corp.	2,081,524
26,600	Mitsubishi Shokuhin Co. Ltd.	907,547
1,700	Mitsui Mining & Smelting Co. Ltd.	52,273
28,800	Mochida Pharmaceutical Co. Ltd.	668,010
9,600	Morinaga & Co. Ltd.	174,220
3,300	NEC Corp.	195,453
11,000	NH Foods Ltd.	372,961
13,700	Nikkon Holdings Co. Ltd.	299,305
1,300	Nintendo Co. Ltd.	67,859
68,100	Nippn Corp.	1,073,814
5,700	Nippon Kayaku Co. Ltd.	54,400
45,500	Nippon Light Metal Holdings Co. Ltd.	565,765
1,554,200	Nippon Telegraph & Telephone Corp.	1,899,480
7,000	Nisshin Oillio Group Ltd.	213,009
48,200	Nisshin Seifun Group, Inc.	649,083
200	Obic Co. Ltd.	34,466
57,600	Okinawa Cellular Telephone Co.	1,383,005
18,000	Ono Pharmaceutical Co. Ltd.	321,237
29,600	Osaka Gas Co. Ltd.	618,329
33,400	Otsuka Holdings Co. Ltd.	1,253,033
7,300	Raito Kogyo Co. Ltd.	97,865
800	S&B Foods, Inc.	23,493
17,700	San-A Co. Ltd.	571,879
23,400	Sankyo Co. Ltd.	1,364,862
1,500	Sankyu, Inc.	55,125
17,300	Secom Co. Ltd.	1,246,145
4,600	Senko Group Holdings Co. Ltd.	37,262
10,400	Shinmaywa Industries Ltd.	86,753
18,159	Showa Sangyo Co. Ltd.	407,669
191,600	SoftBank Corp.	2,391,263
3,900	Sundrug Co. Ltd.	125,371
2,700	Teijin Ltd.	25,596
29,500	Toho Holdings Co. Ltd.	674,202
1,611	TOKAI Holdings Corp.	11,004
25,700	Trend Micro, Inc.*	1,375,965
16,400	USS Co. Ltd.	329,908
2,500	Valor Holdings Co. Ltd.	43,286
35,900	Vital KSK Holdings, Inc.	265,850
5,400	Yaoko Co. Ltd.(a)	309,069
9,700	Zenkoku Hosho Co. Ltd.	365,694
		47,578,718
	Jordan — 0.0%
1,226	Hikma Pharmaceuticals PLC	27,960
	Netherlands — 1.9%
18,821	ASML Holding NV	14,172,966
61,181	Koninklijke Ahold Delhaize NV	1,758,187

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
61,224	Shell PLC(a)(c)	2,015,407
16,414	Shell PLC(c)	538,075
8,007	Wolters Kluwer NV	1,138,343
		19,622,978
	New Zealand — 0.3%
791,811	Spark New Zealand Ltd.	2,596,915
	Norway — 0.6%
49,854	DNB Bank ASA	1,060,337
58,556	Equinor ASA	1,857,461
3,317	Kongsberg Gruppen ASA	152,006
103,425	Orkla ASA	802,902
28,674	SpareBank 1 SMN	400,364
23,802	SpareBank 1 SR-Bank ASA	302,104
27,177	Sparebanken Vest	292,758
75,143	Telenor ASA	862,735
16,762	Veidekke ASA	168,681
		5,899,348
	Singapore — 0.6%
13,600	Frasers Property Ltd.	9,124
12,000	Great Eastern Holdings Ltd.	160,109
44,804	Hong Leong Finance Ltd.	84,914
46,849	Netlink NBN Trust(b)	29,833
227,800	Oversea-Chinese Banking Corp. Ltd.	2,245,016
11,100	SBS Transit Ltd.	22,468
1,787,301	Sheng Siong Group Ltd.	2,167,904
223,500	Singapore Exchange Ltd.	1,665,533
33,000	Singapore Land Group Ltd.	49,784
		6,434,685
	South Korea — 0.4%
2,634	Samsung Electronics Co. Ltd., GDR(b)	3,945,732
	Spain — 1.3%
50,204	Aena SME SA	9,100,634
60,089	Cia de Distribucion Integral Logista Holdings SA	1,624,917
3,070	Ebro Foods SA	52,632
62,956	Industria de Diseno Textil SA	2,742,134
		13,520,317
	Sweden — 0.1%
4,165	Atea ASA*	52,987
40,205	Volvo AB Class B	1,044,037
		1,097,024
	Switzerland — 1.5%
45,057	ABB Ltd.	1,996,823
1,348	Banque Cantonale de Geneve	360,364
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
168	Basellandschaftliche Kantonalbank	170,864
1,719	Berner Kantonalbank AG(a)	482,010
8,128	BKW AG	1,443,755
153	Chocoladefabriken Lindt & Spruengli AG	1,834,219
1,457	Emmi AG	1,577,053
15	Graubuendner Kantonalbank	30,298
402	Huber & Suhner AG	32,479
2,119	Kuehne & Nagel International AG	729,622
5,472	Landis+Gyr Group AG	494,115
1,346	Logitech International SA	127,555
27,036	Novartis AG	2,726,246
685	Sonova Holding AG	223,328
18,647	Swiss Prime Site AG	1,990,653
1,745	Swisscom AG	1,049,094
		15,268,478
	United Kingdom — 3.3%
308,840	BAE Systems PLC	4,372,140
19,329	BP PLC, ADR	684,247
4,643	British American Tobacco PLC, ADR(a)	135,993
37,453	Bunzl PLC	1,523,068
43,497	Centrica PLC	77,990
1,742	Cranswick PLC	84,564
272,779	Diageo PLC	9,931,414
2,425	Games Workshop Group PLC	305,120
1,779	Hill & Smith PLC	43,271
7,399	Imperial Brands PLC	170,393
71,160	RELX PLC	2,821,228
54,871	Rightmove PLC	402,629
192,079	Sage Group PLC	2,871,010
360,011	Spirent Communications PLC	565,875
229,258	St. James's Place PLC	1,997,876
7,618	Tesco PLC	28,212
145,747	Unilever PLC	7,060,631
		33,075,661
	United States — 67.3%
43,600	Abbott Laboratories	4,799,052
24,400	AbbVie, Inc.	3,781,268
14,237	Accenture PLC Class A	4,995,906
4,100	Acuity Brands, Inc.	839,803
8,575	Adobe, Inc.*	5,115,845
31,600	Albertsons Cos., Inc. Class A	726,800
163,950	Alphabet, Inc. Class A *	22,902,175
68,900	Altria Group, Inc.	2,779,426
91,858	Amazon.com, Inc.*	13,956,905
38,571	Amdocs Ltd.	3,390,005
1,678	Ameren Corp.	121,387
16,700	American Express Co.	3,128,578

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
200	Ameriprise Financial, Inc.	75,966
12,100	Amgen, Inc.	3,485,042
346	ANSYS, Inc.*	125,556
34,000	Apple, Inc.	6,546,020
17,200	Arch Capital Group Ltd.*	1,277,444
41,700	Archer-Daniels-Midland Co.	3,011,574
2,200	Arista Networks, Inc.*	518,122
1,184	Arthur J Gallagher & Co.	266,258
100,500	AT&T, Inc.	1,686,390
39,780	Autodesk, Inc.*	9,685,634
47,597	Automatic Data Processing, Inc.	11,088,673
160	AutoZone, Inc.*	413,698
26,100	Axis Capital Holdings Ltd.	1,445,157
4,300	Bank of New York Mellon Corp.	223,815
40,361	Becton Dickinson & Co.	9,841,223
16,472	Berkshire Hathaway, Inc. Class B *	5,874,904
7,300	Biogen, Inc.*	1,889,021
9,800	BioMarin Pharmaceutical, Inc.*	944,916
15,379	Bio-Rad Laboratories, Inc. Class A *	4,965,725
3,588	Booking Holdings, Inc.*	12,727,425
46,855	Bristol-Myers Squibb Co.	2,404,130
6,027	Broadcom, Inc.	6,727,639
6,200	CACI International, Inc. Class A *	2,007,932
16,135	Cadence Design Systems, Inc.*	4,394,690
24,200	Cardinal Health, Inc.	2,439,360
8,800	Casey's General Stores, Inc.	2,417,712
90,653	Catalent, Inc.*	4,073,039
600	Caterpillar, Inc.	177,402
18,300	Cboe Global Markets, Inc.	3,267,648
7,400	CDW Corp.	1,682,168
6,500	Cencora, Inc.	1,334,970
5,300	CH Robinson Worldwide, Inc.	457,867
58,110	Charles Schwab Corp.	3,997,968
17,082	Charter Communications, Inc. Class A *	6,639,432
3,900	Chemed Corp.	2,280,525
11,900	Cheniere Energy, Inc.	2,031,449
32,300	Chevron Corp.	4,817,868
18,000	Chubb Ltd.	4,068,000
10,000	Cigna Group	2,994,500
10,200	Cirrus Logic, Inc.*	848,538
110,600	Cisco Systems, Inc.	5,587,512
15,500	Clean Harbors, Inc.*	2,704,905
18,100	CNA Financial Corp.	765,811
81,900	Coca-Cola Co.	4,826,367
30,000	Colgate-Palmolive Co.	2,391,300
39,300	Comcast Corp. Class A	1,723,305
6,200	ConocoPhillips	719,634
29,849	Consolidated Edison, Inc.	2,715,364
22,697	Cooper Cos., Inc.	8,589,453
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
8,300	Costco Wholesale Corp.	5,478,664
10,400	Curtiss-Wright Corp.	2,317,016
4,400	Darden Restaurants, Inc.	722,920
21,300	Donaldson Co., Inc.	1,391,955
27,477	DTE Energy Co.	3,029,614
71,129	Electronic Arts, Inc.	9,731,158
23,246	Elevance Health, Inc.	10,961,884
7,367	Eli Lilly & Co.	4,294,372
6,300	EMCOR Group, Inc.	1,357,209
4,700	Encompass Health Corp.	313,584
21,900	Entergy Corp.	2,216,061
16,451	Equifax, Inc.	4,068,168
25,645	Estee Lauder Cos., Inc. Class A	3,750,581
8,014	Everest Group Ltd.	2,833,590
28,000	Evergy, Inc.	1,461,600
25,100	Expeditors International of Washington, Inc.	3,192,720
53,800	Exxon Mobil Corp.	5,378,924
5,000	F5, Inc.*	894,900
11,388	FactSet Research Systems, Inc.	5,432,645
1,600	FedEx Corp.	404,752
11,500	Ferguson PLC	2,220,305
65,292	Fiserv, Inc.*	8,673,389
13,800	General Dynamics Corp.	3,583,446
36,900	Gilead Sciences, Inc.	2,989,269
4,600	Grand Canyon Education, Inc.*	607,384
78,663	GSK PLC	1,454,254
18,725	GSK PLC, ADR	693,949
30,200	Hartford Financial Services Group, Inc.	2,427,476
7,500	Henry Schein, Inc.*	567,825
9,126	Hershey Co.	1,701,451
5,664	Home Depot, Inc.	1,962,859
1,300	Honeywell International, Inc.	272,623
1,500	HP, Inc.	45,135
2,500	Hubbell, Inc.	822,325
3,550	Humana, Inc.	1,625,226
10,200	Huntington Ingalls Industries, Inc.	2,648,328
32,868	ICON PLC, ADR*	9,303,945
21,131	Illumina, Inc.*	2,942,280
24,000	Ingredion, Inc.	2,604,720
74,115	Intercontinental Exchange, Inc.	9,518,589
7,800	International Business Machines Corp.	1,275,690
23,128	Intuit, Inc.	14,455,694
3,700	IQVIA Holdings, Inc.*	856,106
1,900	ITT, Inc.	226,708
400	Jabil, Inc.	50,960
9,900	JB Hunt Transport Services, Inc.	1,977,426
79,925	Johnson & Johnson	12,527,444
10,500	JPMorgan Chase & Co.	1,786,050
17,400	Kimberly-Clark Corp.	2,114,274

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
2,700	KLA Corp.	1,569,510
74,800	Kroger Co.	3,419,108
9,100	L3Harris Technologies, Inc.	1,916,642
12,800	Landstar System, Inc.	2,478,720
8,350	Lockheed Martin Corp.	3,784,554
38,800	Loews Corp.	2,700,092
1,200	Lululemon Athletica, Inc.*	613,548
9,800	Manhattan Associates, Inc.*	2,110,136
3,700	Marathon Petroleum Corp.	548,932
1,930	Markel Group, Inc.*	2,740,407
33,785	Mastercard, Inc. Class A	14,409,640
7,500	McDonald's Corp.	2,223,825
6,000	McKesson Corp.	2,777,880
51,234	Merck & Co., Inc.	5,585,531
11,300	Meta Platforms, Inc. Class A *	3,999,748
68,214	Microsoft Corp.	25,651,193
6,000	Molina Healthcare, Inc.*	2,167,860
35,169	Moody's Corp.	13,735,605
300	Motorola Solutions, Inc.	93,927
12,600	MSC Industrial Direct Co., Inc. Class A	1,275,876
6,000	Murphy USA, Inc.	2,139,360
95,076	Nestle SA	11,015,102
1,600	Neurocrine Biosciences, Inc.*	210,816
3,300	NewMarket Corp.	1,801,239
65,551	Newmont Corp.	2,713,156
6,550	Northrop Grumman Corp.	3,066,317
57,300	OGE Energy Corp.	2,001,489
4,200	Old Republic International Corp.	123,480
23,414	Oracle Corp.	2,468,538
2,460	O'Reilly Automotive, Inc.*	2,337,197
15,750	PACCAR, Inc.	1,537,988
30,048	PepsiCo, Inc.	5,103,352
30,334	Pfizer, Inc.	873,316
115,946	Philip Morris International, Inc.	10,908,200
6,200	Phillips 66	825,468
4,300	PPL Corp.	116,530
38,580	Procter & Gamble Co.	5,653,513
2,100	PTC, Inc.*	367,416
42,400	Public Service Enterprise Group, Inc.	2,592,760
44,200	Qiagen NV*	1,919,606
12,900	QUALCOMM, Inc.	1,865,727
3,430	Regeneron Pharmaceuticals, Inc.*	3,012,535
10,800	Reinsurance Group of America, Inc.	1,747,224
21,104	Republic Services, Inc.	3,480,261
28,774	Roche Holding AG	8,358,870
7,850	Roper Technologies, Inc.	4,279,584
20,600	Royal Gold, Inc.	2,491,776
12,935	S&P Global, Inc.	5,698,126
12,200	Salesforce, Inc.*	3,210,308
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Shares	Description	Value ($)
	United States — continued
18,200	Science Applications International Corp.	2,262,624
120	Seaboard Corp.	428,412
2,450	ServiceNow, Inc.*	1,730,901
8,000	Snap-on, Inc.	2,310,720
4,201	Spotify Technology SA*	789,410
10,300	SS&C Technologies Holdings, Inc.	629,433
7,522	Synopsys, Inc.*	3,873,153
5,100	Teradata Corp.*	221,901
8,300	Tetra Tech, Inc.	1,385,519
4,700	Texas Instruments, Inc.	801,162
7,800	Texas Roadhouse, Inc.	953,394
38,700	Textron, Inc.	3,112,254
16,068	Thermo Fisher Scientific, Inc.	8,528,734
28,300	T-Mobile U.S., Inc.	4,537,339
13,100	Travelers Cos., Inc.	2,495,419
1,050	Ulta Beauty, Inc.*	514,490
7,300	United Therapeutics Corp.*	1,605,197
25,467	UnitedHealth Group, Inc.	13,407,611
39,400	VeriSign, Inc.*	8,114,824
126,712	Verizon Communications, Inc.	4,777,042
7,550	Vertex Pharmaceuticals, Inc.*	3,072,019
97,945	Visa, Inc. Class A	25,499,981
13,000	W R Berkley Corp.	919,360
30,636	Walmart, Inc.	4,829,765
21,085	Waste Management, Inc.	3,776,323
1,000	White Mountains Insurance Group Ltd.	1,505,010
1,200	Workday, Inc. Class A *	331,272
34,559	Xcel Energy, Inc.	2,139,548
17,300	Zoetis, Inc.	3,414,501
6,900	Zoom Video Communications, Inc. Class A *	496,179
		687,069,133
	TOTAL COMMON STOCKS (COST $851,012,395)	982,852,025

	PREFERRED STOCKS — 0.2%
	Germany — 0.2%
3,219	FUCHS SE, 2.66%	143,301
25,486	Henkel AG & Co. KGaA, 2.54%	2,051,236
		2,194,537
	TOTAL PREFERRED STOCKS (COST $1,976,034)	2,194,537

	WARRANT — 0.0%
	Canada — 0.0%
100	Constellation Software, Inc. Expires 03/31/40*(d)(e)	—
	TOTAL WARRANT (COST $—)	—

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2023 (Unaudited)
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 2.0%
	Mutual Fund - Securities Lending Collateral — 2.0%
20,642,547	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(f)(g)	20,642,547
	TOTAL SHORT-TERM INVESTMENT (COST $20,642,547)	20,642,547
	TOTAL INVESTMENTS — 98.5% (Cost $873,630,976)	1,005,689,109
	Other Assets and Liabilities (net) — 1.5%	15,388,403
	NET ASSETS — 100.0%	$1,021,077,512

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Securities are traded on separate exchanges for the same entity.
(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $0 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at December 31, 2023 was $0.

(f)	The rate disclosed is the 7-day net yield as of December 31, 2023.
(g)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
7	Canadian Dollar	Mar 2024	$529,375	$8,369
41	MSCI EAFE Index	Mar 2024	4,617,420	119,800
45	S&P 500 E-mini Index	Mar 2024	10,845,000	288,217
3	S&P/TSX 60 Index	Mar 2024	578,068	11,241
				$427,627

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	33.6
Technology	16.7
Financial	12.4
Communications	11.7
Industrial	11.6
Consumer, Cyclical	4.5
Energy	2.2
Utilities	2.2
Basic Materials	1.6
Diversified	0.0*
Short-Term Investment	2.0
Other Assets and Liabilities (net)	1.5
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
December 31, 2023 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following eight series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Short Duration Fixed Income Fund ("Short Duration Fixed"), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Large Cap, Non-US Core Equity, Opportunistic Fixed, Emerging Markets and Global Low Volatility is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2023, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in all Funds except the Short Duration Fixed Fund and Large Cap Fund.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available mean price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last mean price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the quarter ended December 31, 2023, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, Futures Contracts and State Street Navigator Securities Lending Government Money Market Portfolio whose value was determined using Level 1 inputs.
The following is a summary of the portfolio securities by level based on inputs used as of December 31, 2023 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Short Duration Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$137,261,850	$—	$—	$137,261,850
Austria	15,629,715	—	—	15,629,715
Belgium	7,693,601	—	—	7,693,601
Brazil	42,776,464	—	—	42,776,464
Canada	55,883,708	—	—	55,883,708
China	37,637,218	—	—	37,637,218
Denmark	93,935,558	—	—	93,935,558
Finland	35,531,804	—	—	35,531,804
France	306,328,674	—	—	306,328,674
Georgia	2,298,591	—	—	2,298,591
Germany	325,653,035	—	—	325,653,035
Greece	2,643,251	—	—	2,643,251
Guatemala	155,320	—	—	155,320
Hong Kong	23,130,638	—	—	23,130,638
Hungary	4,992,961	—	—	4,992,961
India	15,553,975	—	—	15,553,975
Indonesia	1,554,816	—	—	1,554,816
Ireland	47,657,974	—	—	47,657,974
Israel	19,245,563	—	—	19,245,563

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Italy	$121,340,406	$—	$—	$121,340,406
Japan	765,107,978	—	—	765,107,978
Luxembourg	11,691,188	—	—	11,691,188
Malaysia	980,402	—	—	980,402
Malta	136,488	—	—	136,488
Netherlands	155,682,456	—	—	155,682,456
Norway	36,800,011	—	—	36,800,011
Portugal	6,805,743	—	—	6,805,743
Russia	—	—	216,923	216,923
Singapore	20,668,211	—	—	20,668,211
South Africa	10,820,465	—	—	10,820,465
South Korea	41,914,287	—	—	41,914,287
Spain	78,326,303	—	—	78,326,303
Sweden	58,035,757	—	—	58,035,757
Switzerland	191,943,349	—	—	191,943,349
Taiwan	48,059,969	—	—	48,059,969
Thailand	—	656,712	—	656,712
Turkey	9,534,152	—	—	9,534,152
United Kingdom	330,839,294	—	—	330,839,294
United States	365,153,042	—	—	365,153,042
Total Common Stocks	3,429,404,217	656,712	216,923	3,430,277,852
Investment Companies	11,477,384	—	—	11,477,384
Preferred Stocks	26,803,952	—	—	26,803,952
Short-Term Investment
Mutual Fund - Securities Lending Collateral	46,077,019	—	—	46,077,019
Futures Contracts†
Buys	2,590,298	—	—	2,590,298
Total	$3,516,352,870	$656,712	$216,923	$3,517,226,505

†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$1,665,271,782	$—	$1,665,271,782
Common Stock	—	—	26,796	26,796
Short-Term Investments
Mutual Fund - Securities Lending Collateral	16,222,650	—	—	16,222,650
U.S. Government and Agency Obligation	—	3,353,401	—	3,353,401
Total Short-Term Investments	16,222,650	3,353,401	—	19,576,051
Futures Contracts†
Buys	1,337,533	—	—	1,337,533
Sales	3,094	—	—	3,094
Total Futures Contracts	1,340,627	—	—	1,340,627
Swaps
Centrally Cleared Interest Rate Swaps†	—	133,531	—	133,531
Total	$17,563,277	$1,668,758,714	$26,796	$1,686,348,787
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(3,422,539)	$—	$(3,422,539)
Forward Foreign Currency Contracts†	—	(242,423)	—	(242,423)
Futures Contract†
Sales	(1,043,531)	—	—	(1,043,531)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(116,462)	—	(116,462)
Total	$(1,043,531)	$(3,781,424)	$—	$(4,824,955)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

Short Duration Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$71,494,331	$—	$71,494,331
Short-Term Investment
Mutual Fund - Securities Lending Collateral	55,225	—	—	55,225
Futures Contract†
Buys	22,118	—	—	22,118
Total	$77,343	$71,494,331	$—	$71,571,674
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contract†
Sales	$(3,352)	$—	$—	$(3,352)
Total	$(3,352)	$—	$—	$(3,352)

†	Futures contracts are valued at unrealized appreciation/depreciation.
Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$79,474,350	$—	$79,474,350
Bank Loans	—	174,701,840	—	174,701,840
Convertible Debt	—	8,910,919	—	8,910,919
Corporate Debt	—	559,135,494	—	559,135,494
Mortgage Backed Securities - Private Issuers	—	78,596,318	15,956	78,612,274
Mortgage Backed Securities - U.S. Government Agency Obligations	—	287,938	—	287,938

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sovereign Debt Obligations	$—	$520,375,355	$—	$520,375,355
U.S. Government and Agency Obligations	—	48,712,971	—	48,712,971
Total Debt Obligations	—	1,470,195,185	15,956	1,470,211,141
Common Stocks
Energy	59	—	—	59
Industrial	—	—	220,443	220,443
Total Common Stocks	59	—	220,443	220,502
Preferred Stocks
Energy	180,937	1,838,341	—	2,019,278
Short-Term Investments
Mutual Fund - Securities Lending Collateral	33,337,426	—	—	33,337,426
Sovereign Debt Obligations	—	1,708,931	—	1,708,931
U.S. Government and Agency Obligation	—	29,745,561	—	29,745,561
Total Short-Term Investments	33,337,426	31,454,492	—	64,791,918
Purchased Options
Purchased Currency Options	—	223,337	—	223,337
Purchased Futures Options	57,269	—	—	57,269
Total Purchased Options	57,269	223,337	—	280,606
Forward Foreign Currency Contracts†	—	8,474,427	—	8,474,427
Futures Contracts
Buys	10,463,652	—	—	10,463,652
Sales	199,484	—	—	199,484
Total Futures Contracts	10,663,136	—	—	10,663,136

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
OTC Interest Rate Swaps	$—	$380,827	$—	$380,827
Centrally Cleared Interest Rate Swaps†	—	1,983,014	—	1,983,014
OTC Credit Default Swaps	—	312,990	—	312,990
Centrally Cleared Credit Default Swaps†	—	641,230	—	641,230
Total Swaps	—	3,318,061	—	3,318,061
Total	$44,238,827	$1,515,503,843	$236,399	$1,559,979,069
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts	$—	$(7,520,809)	$—	$(7,520,809)
Futures Contracts
Buys	(68,047)	—	—	(68,047)
Sales	(171,687)	—	—	(171,687)
Total Futures Contracts	(239,734)	—	—	(239,734)
Written Options
Written Futures Options	(87,377)	—	—	(87,377)
Swaps
OTC Interest Rate Swaps	—	(75,755)	—	(75,755)
Centrally Cleared Interest Rate Swaps†	—	(809,389)	—	(809,389)
OTC Credit Default Swap	—	(6,439)	—	(6,439)
Centrally Cleared Credit Default Swap†	—	(76,751)	—	(76,751)
Total Swaps	—	(968,334)	—	(968,334)
Total	$(327,111)	$(8,489,143)	$—	$(8,816,254)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$125,363,030	$—	$—	$125,363,030
Canada	8,519,073	—	—	8,519,073
Chile	3,045,025	—	—	3,045,025
China	378,237,619	—	—	378,237,619
Greece	7,380,266	—	—	7,380,266
Hong Kong	34,772,812	—	—	34,772,812
Hungary	6,595,116	—	—	6,595,116
India	218,367,514	—	—	218,367,514
Indonesia	37,643,370	—	—	37,643,370
Italy	11,710,293	—	—	11,710,293
Japan	7,946,531	—	—	7,946,531
Macau	10,471,360	—	—	10,471,360
Malaysia	11,651,143	—	—	11,651,143
Mexico	66,670,379	6,400	11,544	66,688,323
Netherlands	12,581,837	—	—	12,581,837
Philippines	15,830,285	—	—	15,830,285
Poland	5,428,411	—	—	5,428,411
Portugal	7,459,525	—	—	7,459,525
Russia	—	—	460,455	460,455
Saudi Arabia	6,649,757	—	—	6,649,757
Singapore	3,779,244	—	—	3,779,244
South Africa	30,565,735	—	—	30,565,735
South Korea	122,717,233	—	—	122,717,233
Taiwan	200,360,373	—	0*	200,360,373
Thailand	8,520,556	37,530,791	—	46,051,347
Turkey	13,181,913	—	—	13,181,913
United Arab Emirates	6,003,711	—	—	6,003,711
United Kingdom	6,588,261	—	—	6,588,261
United States	4,641,086	—	—	4,641,086
Total Common Stocks	1,372,681,458	37,537,191	471,999	1,410,690,648
Preferred Stocks	16,100,111	—	—	16,100,111
Short-Term Investment
Mutual Fund - Securities Lending Collateral	14,710,604	—	—	14,710,604

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$2,698,964	$—	$—	$2,698,964
Total	$1,406,191,137	$37,537,191	$471,999	$1,444,200,327

*	Represents one or more Level 3 securities at $0 value as of December 31, 2023.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Global Low Volatility
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$982,852,025	$—	$—	$982,852,025
Preferred Stocks	2,194,537	—	—	2,194,537
Warrant	—	—	0*	—
Short-Term Investment
Mutual Fund - Securities Lending Collateral	20,642,547	—	—	20,642,547
Futures Contracts†
Buys	427,627	—	—	427,627
Total	$1,006,116,736	$—	$—	$1,006,116,736

*	Represents one or more Level 3 securities at $0 value as of December 31, 2023.
†	Futures contracts are valued at unrealized appreciation/depreciation.
2.
Bank loans
Core Fixed, Short Duration Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result,

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2023 (Unaudited)

the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2023, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
RSC Acquisition, Inc.	$499,764	$492,597	$497,265	$4,668
Ryan LLC	120,000	120,000	120,600	600
	$619,764	$612,597	$617,865	$5,268
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investments related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.